                          PROSPECTUS DATED MAY 1, 2011

                                     FOR THE

                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251 NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
          This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below.

-    MainStay VP Balanced -- Service Class
-    MainStay VP Bond
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation -- Service
     Class
-    MainStay VP Convertible
-    Mainstay VP Flexible Bond
     Opportunities -- Service Class
-    MainStay VP Floating Rate -- Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation -- Service Class
-    MainStay VP Growth Equity
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity
-    MainStay VP Income Builder
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core
-    MainStay VP Moderate Allocation -- Service
     Class
-    MainStay VP Moderate Growth
     Allocation -- Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP U.S. Small Cap
-    Alger Small Cap Growth
-    BlackRock(R) Global Allocation V.I.
     Fund -- Class III Shares
-    Calvert VP SRI Balanced Portfolio
-    Columbia Variable Portfolio -- Small Cap Value
     Fund -- Class 2
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap -- Service Class 2
-    Janus Aspen Balanced Portfolio
-    Janus Aspen Worldwide Portfolio
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series -- Service Class
-    Neuberger Berman AMT Mid-Cap Growth
     Portfolio -- Class S
-    PIMCO Real Return Portfolio -- Advisor Class
-    Royce Micro-Cap Portfolio -- Investment Class
-    Royce Small-Cap Portfolio -- Investment Class
-    T. Rowe Price Equity Income Portfolio
-    UIF Emerging Markets Equity Portfolio
-    Van Eck VIP Global Hard Assets
-    Victory VIF Diversified Stock -- Class A
     Shares



     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the MainStay VP Funds Trust, the Alger Portfolios, the BlackRock Variable Series Funds, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2011. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                TABLE OF CONTENTS


                                       PAGE
                                       ----
DEFINITIONS..........................    3

TABLE OF FEES AND EXPENSES...........    5

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE FLEXIBLE
  PREMIUM VARIABLE ANNUITY...........   10
  How Do I Contact NYLIAC?...........   14

FINANCIAL STATEMENTS.................   15

CONDENSED FINANCIAL INFORMATION......   16

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   28
  New York Life Insurance and Annuity
     Corporation.....................   28
  The Separate Accounts..............   28
  The Portfolios.....................   28
  Additions, Deletions, or
     Substitutions of Investments....   31
  Reinvestment.......................   31

THE POLICIES.........................   31
  Selecting the Variable Annuity
     That's Right for You............   32
  Qualified and Non-Qualified
     Policies........................   33
  Policy Application and Premium
     Payments........................   33
  Tax-Free Section 1035 Exchanges....   34
  Payments Returned for Insufficient
     Funds...........................   35
  Your Right to Cancel ("Free
     Look")..........................   35
  Issue Ages.........................   35
  Transfers..........................   35
  Limits on Transfers................   36
  Speculative Investing..............   38
  Virtual Service Center and
     Interactive Voice Response
     System..........................   38
  Dollar Cost Averaging..............   39
  Automatic Asset Reallocation.......   40
  Interest Sweep.....................   41
  Accumulation Period................   41
     (a) Crediting of Premium
         Payments....................   41
     (b) Valuation of Accumulation
         Units.......................   42
  Policyowner Inquiries..............   42
  Records and Reports................   42

CHARGES AND DEDUCTIONS...............   42
  Surrender Charges..................   42
  Amount of Surrender Charge.........   43
  Exceptions to Surrender Charges....   43
  Other Charges......................   43
     (a) Mortality and Expense Risk
         Charges.....................   43
     (b) Administration Fee..........   44
     (c) Policy Service Charge.......   44
     (d) Fund Charges................   44
     (e) Transfer Fees...............   44
     (f)  Enhanced Beneficiary
          Benefit Rider Charge
          (optional).................   44
  Group and Sponsored Arrangements...   44
  Taxes..............................   45

DISTRIBUTIONS UNDER THE POLICY.......   45
  Surrenders and Withdrawals.........   45
     (a) Surrenders..................   46
     (b) Partial Withdrawals.........   46
     (c) Periodic Partial
         Withdrawals.................   46
     (d) Hardship Withdrawals........   47
  Required Minimum Distribution
     Option..........................   47
  Our Right to Cancel................   47
  Annuity Commencement Date..........   47
  Death Before Annuity Commencement..   47
  Income Payments....................   49
     (a) Election of Income Payment
         Options.....................   49
     (b) Proof of Survivorship.......   49
  Delay of Payments..................   49
  Designation of Beneficiary.........   50
  Restrictions Under Code Section
     403(b)(11)......................   50
  Loans..............................   50
  Riders.............................   51
     (a) Living Needs
         Benefit/Unemployment Rider..   51
     (b) Living Needs Benefit
         Rider.......................   52
     (c) Unemployment Benefit
         Rider.......................   52
     (d) Enhanced Beneficiary Benefit
         Rider (optional)............   52
     (e) Enhanced Spousal Continuance
         Rider (optional)............   54

THE FIXED ACCOUNT....................   55
     (a) Interest Crediting..........   55
     (b) Transfers to Investment
         Divisions...................   55
     (c) Bail-Out (For Policies
         Investing  in Separate
         Accounts-I  and II).........   55

FEDERAL TAX MATTERS..................   56
  Introduction.......................   56
  Taxation of Annuities in General...   56
  3.8 Percent Tax on Certain
     Investment Income...............   57
  Partial Section 1035 Exchanges.....   58
  Qualified Policies.................   58
     (a) 403(b) Plans................   58
     (b) Individual Retirement
         Annuities...................   59
     (c) Roth Individual Retirement
         Annuities...................   59
     (d) Deferred Compensation
         Plans.......................   59
     (e) SIMPLE IRAs.................   59
  Taxation of Death Benefits.........   60

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   60

VOTING RIGHTS........................   61

TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   62


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value, of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and any policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY."

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNTS--NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Accounts' Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a          7.00%            7.00%
percentage of the amount withdrawn.(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each           $30              $30
transfer over 12 in a Policy Year (currently no charge
for the first 12 transfers in a Policy Year).



1 The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
Annual Policy Service Charge                              Lesser of $30       $30 for
                                                              or 2%           policies
                                                              of the         with less
                                                           Accumulation     than $20,000
                                                            Value for            of
                                                          policies with     Accumulation
                                                            less than          Value.
                                                            $10,000 of
                                                           Accumulation
                                                              Value.
  CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT             1.30%            1.40%
  ANNUAL EXPENSES CHARGE (calculated as an annualized
  percentage of the daily average Variable
  Accumulation Value, including mortality and expense
  risk and administrative fees).



                             OPTIONAL RIDER CHARGES


----------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT              N/A             1.00%
  RIDER CHARGE (calculated as an annualized percentage
  of the policy's Accumulation Value, deducted on a
  quarterly basis).
     Current Enhanced Beneficiary Benefit Rider Charge         N/A             0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


----------------------------------------------------------------------------------------
                                                      MINIMUM               MAXIMUM
----------------------------------------------------------------------------------------
For policies purchased on or after June 2,             0.50%                 1.96%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/10.

For policies purchased prior to June 2,                0.35%                 1.61%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/10.



(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2010. The Fund or its agents provided the fees and charges that are based on 2010 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)


---------------------------------------------------------------------------------------------------------------------
                                                                DISTRIBUTION                UNDERLYING     TOTAL FUND
                                                   MANAGEMENT      (12B-1)       OTHER    PORTFOLIO FEES     ANNUAL
                      FUND                            FEES       FEES(sec.)    EXPENSES    AND EXPENSES      EXPENSE
---------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative Allocation -- Service
  Class                                               0.00%         0.25%        0.05%         0.83%          1.13%
MainStay VP Growth Allocation -- Service Class        0.00%         0.25%        0.06%         1.09%          1.40%
MainStay VP Moderate Allocation -- Service Class      0.00%         0.25%        0.05%         0.92%          1.22%
MainStay VP Moderate Growth
  Allocation -- Service Class                         0.00%         0.25%        0.05%         1.01%          1.31%



   Please refer to the applicable fund prospectus for additional information.

 # Shown as a percentage of average net assets for the fiscal year ended December 31, 2010, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2010 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 sec. Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


---------------------------------------------------------------------------------------------------------
                                                                      DISTRI-
                                                                      BUTION
                                                                      (12B-1)                  TOTAL FUND
                                                       MANAGEMENT      FEE-        OTHER         ANNUAL
                        FUND                              FEES        S(sec.)    EXPENSES      EXPENSE(#)
---------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class                   0.75%          0.25%       0.10%(a)       1.10%
MainStay VP Bond -- Service Class                       0.49%          0.25%       0.06%          0.80%
MainStay VP Bond -- Initial Class                       0.49%          0.00%       0.06%          0.55%
MainStay VP Cash Management                             0.44%          0.00%       0.06%          0.50%
MainStay VP Common Stock -- Service Class               0.55%          0.25%       0.06%          0.86%
MainStay VP Common Stock -- Initial Class               0.55%          0.00%       0.06%          0.61%
MainStay VP Convertible -- Service Class                0.60%          0.25%       0.06%          0.91%
MainStay VP Convertible -- Initial Class                0.60%          0.00%       0.06%          0.66%
MainStay VP Flexible Bond Opportunities -- Service
  Class                                                 0.60%          0.25%       0.42%          1.27%
MainStay VP Floating Rate -- Service Class              0.60%          0.25%       0.07%          0.92%
MainStay VP Government -- Service Class                 0.50%          0.25%       0.06%          0.81%
MainStay VP Government -- Initial Class                 0.50%          0.00%       0.06%          0.56%
MainStay VP Growth Equity -- Service Class              0.61%          0.25%       0.05%          0.91%

---------------------------------------------------------------------------------------------------------
                                                                     DISTRIB-
                                                                       UTION
                                                                      (12B-1)                  TOTAL FUND
                                                       MANAGEMENT      FEE-        OTHER         ANNUAL
                        FUND                              FEES        S(sec.)    EXPENSES      EXPENSE(#)
---------------------------------------------------------------------------------------------------------
MainStay VP Growth Equity -- Initial Class              0.61%          0.00%       0.05%          0.66%
MainStay VP High Yield Corporate Bond -- Service
  Class                                                 0.56%          0.25%       0.05%          0.86%
MainStay VP High Yield Corporate Bond -- Initial
  Class                                                 0.56%          0.00%       0.05%          0.61%
MainStay VP ICAP Select Equity -- Service Class         0.76%          0.25%       0.05%          1.06%
MainStay VP ICAP Select Equity -- Initial Class         0.76%          0.00%       0.05%          0.81%
MainStay VP Income Builder -- Service Class             0.57%          0.25%       0.08%          0.90%
MainStay VP Income Builder -- Initial Class             0.57%          0.00%       0.08%          0.65%
MainStay VP International Equity -- Service Class       0.89%          0.25%       0.09%          1.23%
MainStay VP International Equity -- Initial Class       0.89%          0.00%       0.09%          0.98%
MainStay VP Large Cap Growth -- Service Class           0.75%          0.25%       0.06%          1.06%
MainStay VP Large Cap Growth -- Initial Class           0.75%          0.00%       0.06%          0.81%
MainStay VP Mid Cap Core -- Service Class               0.85%          0.25%       0.07%(b)       1.17%
MainStay VP Mid Cap Core -- Initial Class               0.85%          0.00%       0.07%(b)       0.92%
MainStay VP S&P 500 Index -- Service Class              0.30%          0.25%       0.05%          0.60%
MainStay VP S&P 500 Index -- Initial Class              0.30%          0.00%       0.05%          0.35%
MainStay VP U.S. Small Cap -- Service Class             0.79%          0.25%       0.06%          1.10%
MainStay VP U.S. Small Cap -- Initial Class             0.79%          0.00%       0.06%          0.85%
Alger Small Cap Growth -- Class S Shares*               0.81%          0.25%       0.16%          1.22%
Alger Small Cap Growth -- Class I-2 Shares*             0.81%          0.00%       0.14%          0.95%
BlackRock Global Allocation V.I. Fund -- Class III
  Shares                                                0.65%          0.25%       0.08%(c)       0.98%
Calvert VP SRI Balanced Portfolio                       0.70%          0.00%       0.21%          0.91%
Columbia Variable Portfolio -- Small Cap Value
  Fund -- Class 2                                       0.87%(d)       0.25%       0.17%(e)       1.29%(f)
Dreyfus IP Technology Growth -- Service Shares          0.75%          0.25%       0.06%          1.06%
Dreyfus IP Technology Growth -- Initial Shares          0.75%          0.00%       0.06%          0.81%
Fidelity(R) VIP Contrafund(R) -- Service Class 2        0.56%          0.25%       0.09%          0.90%(g)
Fidelity(R) VIP Contrafund(R) -- Initial Class          0.56%          0.00%       0.09%          0.65%(g)
Fidelity(R) VIP Equity-Income -- Service Class 2        0.46%          0.25%       0.10%          0.81%
Fidelity(R) VIP Equity-Income -- Initial Class          0.46%          0.00%       0.10%          0.56%
Fidelity(R) VIP Mid Cap -- Service Class 2              0.56%          0.25%       0.10%          0.91%(g)
Janus Aspen Balanced Portfolio -- Service Shares        0.55%          0.25%       0.03%          0.83%
Janus Aspen Balanced Portfolio -- Institutional
  Shares                                                0.55%          0.00%       0.03%          0.58%
Janus Aspen Worldwide Portfolio -- Service Shares       0.59%          0.25%       0.06%          0.90%
Janus Aspen Worldwide Portfolio -- Institutional
  Shares                                                0.59%          0.00%       0.06%          0.65%
MFS(R) Investors Trust Series -- Service Class          0.75%          0.25%       0.08%          1.08%
MFS(R) Investors Trust Series -- Initial Class          0.75%          0.00%       0.08%          0.83%
MFS(R) Research Series -- Service Class                 0.75%          0.25%       0.14%          1.14%
MFS(R) Research Series -- Initial Class                 0.75%          0.00%       0.14%          0.89%
MFS(R) Utilities Series -- Service Class                0.73%          0.25%       0.08%          1.06%

---------------------------------------------------------------------------------------------------------
                                                                     DISTRIB-
                                                                       UTION
                                                                      (12B-1)                  TOTAL FUND
                                                       MANAGEMENT      FEE-        OTHER         ANNUAL
                        FUND                              FEES        S(sec.)    EXPENSES      EXPENSE(#)
---------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth -- Class S          0.85%          0.25%       0.17%          1.27%(h)
PIMCO Real Return Portfolio -- Advisor Class            0.50%          0.25%       0.01%          0.76%
Royce Micro-Cap Portfolio -- Investment Class           1.25%          0.00%       0.12%(i)       1.37%
Royce Small-Cap Portfolio -- Investment Class           1.00%          0.00%       0.06%          1.06%
T. Rowe Price Equity Income Portfolio II                0.85%          0.25%       0.00%          1.10%
T. Rowe Price Equity Income Portfolio                   0.85%          0.00%       0.00%          0.85%
UIF Emerging Markets Equity Portfolio -- Class II       1.22%          0.35%       0.39%          1.96%(j)
UIF Emerging Markets Equity Portfolio -- Class I        1.22%          0.00%       0.39%          1.61%(j)
Van Eck VIP Global Hard Assets Fund                     0.89%          0.00%       0.08%          0.97%(k)
Victory VIF Diversified Stock -- Class A Shares         0.30%          0.25%       0.68%          1.23%



        Please refer to the applicable fund prospectus for additional information.

        Management Fees may include Adviser and/or Administration Fees.

sec. Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

# Shown as a percentage of average net assets for the fiscal year ended December 31, 2010, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2010 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a)     Includes Acquired (Underlying) Portfolio/Fund Fees and Expenses of
        0.01%.

(b)     Includes Acquired (Underlying) Portfolio/Fund Fees and Expenses of
        0.02%.

(c)     Includes Acquired Fund Fees and Expenses of 0.02%.

(d) Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates.

(e) Other expenses have been restated to reflect contractual changes to the transfer agency fees paid.

(f) Columbia Management Investment Advisors, LLC (the Adviser) has contractually agreed to bear through April 30, 2012 a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.13% of the Fund's average daily net assets attributable to Class 2 shares. In addition, the Distributor has voluntarily agreed to reimburse the Class 2 distribution fees in excess of 0.15% if the total annual Fund operating expenses applicable to Class 2 shares, including distribution fees, exceed the annual rate of 1.03% of the average daily net assets attributable to Class 2 shares. If this fee waiver were reflected in the table, the distribution fee for Class 2 shares would be 0.15% and the Net annual Fund operating expenses for Class 2 shares would be 1.03%. This expense arrangement may be modified or terminated by the Adviser and/or the Distributor at any time.

(g) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.88% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.63% for Fidelity(R) VIP Contrafund(R) -- Initial Class and 0.90% for Fidelity VIP Mid
        Cap -- Service Class 2. These offsets may be discontinued at any time.

(h) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.25% of the average daily net asset value of the Mid-Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(i)     Includes Acquired Fund Fees and Expenses of 0.05%.

(j) The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.65% for UIF Emerging Markets Equity Portfolio -- Class II and 1.60% for UIF Emerging Markets Equity Portfolio -- Class I. The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(k) For the period May 1, 2011 until May 1, 2012, the Adviser contractually agreed to waive fees and reimburse certain operating expenses (excluding interest, dividends paid on securities sold short, trading expenses, taxes and extraordinary expenses) to the extent Total Annual Fund Operating Expenses exceed 1.20% of average daily net assets. The agreement to limit the Total Annual Fund Operating Expenses is limited to the Fund's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in underlying funds.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003 IN SEPARATE ACCOUNT--III:


                                            EXPENSES IF YOU                                 EXPENSES IF YOU
                                         ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                             ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION             1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-------------------          ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS
  II
without any Riders........   $1,022.07   $1,132.01   $1,928.38   $3,997.79   $1,022.07   $1,816.50   $2,437.06   $4,027.79
with EBB Rider............   $1,051.09   $1,222.52   $2,074.95   $4,268.03   $1,051.09   $1,901.01   $2,576.33   $4,298.03
                                        EXPENSES IF YOU DO NOT
                                        SURRENDER YOUR POLICY
                             -------------------------------------------
INVESTMENT DIVISION            1 YR       3 YR        5 YR       10 YR
-------------------          -------   ---------   ---------   ---------
UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS
  II
without any Riders........   $352.80   $1,132.01   $1,928.38   $3,997.79
with EBB Rider............   $383.77   $1,222.52   $2,074.95   $4,268.03



FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 IN SEPARATE ACCOUNT--III:


                                            EXPENSES IF YOU                                 EXPENSES IF YOU
                                         ANNUITIZE YOUR POLICY                           SURRENDER YOUR POLICY
                             ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION             1 YR        3 YR        5 YR       10 YR        1 YR        3 YR        5 YR       10 YR
-------------------          ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS
  I
without any Riders........   $  987.64   $1,023.86   $1,751.99   $3,666.21   $  987.64   $1,715.51   $2,269.46   $3,696.21
with EBB Rider............   $1,016.71   $1,115.22   $1,901.08   $3,946.93   $1,016.71   $1,800.82   $2,411.13   $3,976.93
                                        EXPENSES IF YOU DO NOT
                                        SURRENDER YOUR POLICY
                             -------------------------------------------
INVESTMENT DIVISION            1 YR       3 YR        5 YR       10 YR
-------------------          -------   ---------   ---------   ---------
UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS
  I
without any Riders........   $316.05   $1,023.86   $1,751.99   $3,666.21
with EBB Rider............   $347.08   $1,115.22   $1,901.08   $3,946.93



FOR POLICIES INVESTING IN SEPARATE ACCOUNT--I AND II:


                                              EXPENSES IF YOU                              EXPENSES IF YOU
                                           ANNUITIZE YOUR POLICY                        SURRENDER YOUR POLICY
                                 -----------------------------------------   -------------------------------------------
INVESTMENT DIVISION                1 YR      3 YR       5 YR       10 YR       1 YR       3 YR        5 YR       10 YR
-------------------              -------   -------   ---------   ---------   -------   ---------   ---------   ---------
UIF EMERGING MARKETS EQUITY
  PORTFOLIO--CLASS I
without any Riders............   $977.80   $934.59   $1,588.33   $3,337.21   $977.80   $1,632.06   $2,113.82   $3,367.21
                                           EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                 -----------------------------------------
INVESTMENT DIVISION                1 YR      3 YR       5 YR       10 YR
-------------------              -------   -------   ---------   ---------
UIF EMERGING MARKETS EQUITY
  PORTFOLIO--CLASS I
without any Riders............   $305.55   $934.59   $1,588.33   $3,337.21

                           QUESTIONS AND ANSWERS ABOUT
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY?

     A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, 41 of which are available to all policyholders, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (a) SEPARATE ACCOUNTS

               Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 42 Investment Divisions 41 of which are available to all policyholders. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

               Separate Account III currently consists of 68 Investment Divisions 41 of which are available to all policyholders. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (b) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")

     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     For Policies Investing in Separate Account-III:

     Before the date We start making Income Payments to you, We will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

POLICY YEAR                                                    SURRENDER CHARGE
-----------                                                    ----------------
 1...........................................................         7%
 2...........................................................         7%
 3...........................................................         7%
 4...........................................................         6%
 5...........................................................         5%
 6...........................................................         4%
 7...........................................................         3%
 8...........................................................         2%
 9...........................................................         1%
10+..........................................................         0%


     In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your registered representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for Code Section 403(b) Tax Sheltered Annuities ("TSAs"), $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; an additional $50 per month.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments We accept without prior approval is $1,000,000.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. (See "THE POLICIES--Policy Application and Premium Payments.") You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

     (c) the "reset value" (as described in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date." This feature is only available for policies investing in Separate Account-III.

     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider ("ESC") Rider applies, see the EBB & ESC Riders.

12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be effected via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     You may authorize Us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

     To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York

Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2010 and 2009, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2010 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2010, and the statements of operations and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                              SEPARATE ACCOUNT-III
                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division, for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The condensed financial information for the year ending December 31, 2006 and for subsequent years is included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division as of December 31, 2005 and preceding years, are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR THE CORRESPONDING INVESTMENT DIVISION WITH THE HIGHEST PORTFOLIO COMPANY FEES AND EXPENSES AVAILABLE TO YOU.

                                                                 MAINSTAY VP                                   MAINSTAY VP
                                                                  BALANCED--                                     BOND--
                                                                SERVICE CLASS                                 SERVICE CLASS
                                          ---------------------------------------------------------    --------------------------
                                           2010      2009      2008      2007      2006     2005(F)     2010      2009      2008
                                          ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $10.30    $ 8.51    $11.51    $11.38    $10.46     $10.00    $11.88    $11.21    $10.99
Accumulation Unit Value
  (end of period).......................  $11.51    $10.30    $ 8.51    $11.51    $11.38     $10.46    $12.61    $11.88    $11.21
Number of Units
  Outstanding (in 000s)
  (end of period).......................   2,442     2,566     2,966     3,754     4,111      3,115     2,338     1,931     1,868
                                                            MAINSTAY VP
                                                               BOND--
                                                           SERVICE CLASS                        MAINSTAY VP BOND--INITIAL CLASS
                                          -----------------------------------------------    ------------------------------------
                                           2007      2006      2005      2004     2003(B)     2010      2009      2008      2007
                                          ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $10.49    $10.20    $10.15    $ 9.91     $10.00    $19.00    $17.87    $17.47    $16.64
Accumulation Unit Value
  (end of period).......................  $10.99    $10.49    $10.20    $10.15     $ 9.91    $20.20    $19.00    $17.87    $17.47
Number of Units
  Outstanding (in 000s)
  (end of period).......................   1,553     1,297     1,110       737        296     4,083     4,350     4,854     5,935
                                                         MAINSTAY VP BOND--INITIAL CLASS
                                          ------------------------------------------------------------
                                           2006      2005       2004       2003       2002       2001
                                          ------    ------    -------    -------    -------    -------
Accumulation Unit Value
  (beginning of period).................  $16.14    $16.01    $ 15.60    $ 15.14    $ 14.02    $ 13.01
Accumulation Unit Value
  (end of period).......................  $16.64    $16.14    $ 16.01    $ 15.60    $ 15.14    $ 14.02
Number of Units
  Outstanding (in 000s)
  (end of period).......................   6,999     8,911     10,346     12,616     14,282     11,339




                                                                    MAINSTAY VP CASH MANAGEMENT
                                          -------------------------------------------------------------------------------
                                           2010      2009       2008      2007      2006      2005       2004       2003
                                          ------    ------    -------    ------    ------    ------    -------    -------
Accumulation Unit Value (beginning of
  period)...............................   $1.35     $1.36      $1.35     $1.31     $1.27     $1.25      $1.26      $1.27
Accumulation Unit Value
  (end of period).......................   $1.33     $1.35      $1.36     $1.35     $1.31     $1.27      $1.25      $1.26
Number of Units
  Outstanding (in 000s)
  (end of period).......................  63,661    81,717    127,879    90,100    71,765    82,631    100,042    130,435
                                                                                            MAINSTAY VP
                                           MAINSTAY VP CASH                               COMMON STOCK--
                                              MANAGEMENT                                   SERVICE CLASS
                                          ------------------    ------------------------------------------------------------------
                                            2002       2001      2010      2009      2008      2007      2006      2005      2004
                                          -------    -------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value (beginning of
  period)...............................    $1.27      $1.24    $11.75    $ 9.76    $15.61    $15.09    $13.17    $12.44    $11.40
Accumulation Unit Value
  (end of period).......................    $1.27      $1.27    $13.02    $11.75    $ 9.76    $15.61    $15.09    $13.17    $12.44
Number of Units
  Outstanding (in 000s)
  (end of period).......................  208,084    205,310       746       764       752       745       662       539       387
                                           MAIN-
                                          STAY VP
                                           COMMON
                                          STOCK--
                                          SERVICE
                                           CLASS
                                          -------
                                          2003(B)
                                          -------
Accumulation Unit Value (beginning of
  period)...............................   $10.00
Accumulation Unit Value
  (end of period).......................   $11.40
Number of Units
  Outstanding (in 000s)
  (end of period).......................      162




                                                                   MAINSTAY VP COMMON STOCK--INITIAL CLASS
                                          -----------------------------------------------------------------------------------------
                                           2010      2009      2008      2007      2006      2005       2004       2003       2002
                                          ------    ------    ------    ------    ------    ------    -------    -------    -------
Accumulation Unit Value
  (beginning of period).................  $21.28    $17.63    $28.11    $27.11    $23.61    $22.23    $ 20.33    $ 16.31    $ 21.84
Accumulation Unit Value
  (end of period).......................  $23.63    $21.28    $17.63    $28.11    $27.11    $23.61    $ 22.23    $ 20.33    $ 16.31
Number of Units
  Outstanding (in 000s)
  (end of period).......................   3,746     4,440     5,082     6,457     8,043     9,934     12,168     13,689     14,959
                                           MAIN-
                                          STAY VP
                                           COMMON
                                           STOC-                       MAINSTAY VP
                                          K--INI-                      CONSERVATIVE
                                            TIAL                       ALLOCATION--
                                           CLASS                      SERVICE CLASS
                                          -------    -----------------------------------------------
                                            2001      2010      2009      2008      2007     2006(G)
                                          -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).................  $ 26.71    $10.88    $ 9.05    $11.28    $10.66     $10.00
Accumulation Unit Value
  (end of period).......................  $ 21.84    $11.99    $10.88    $ 9.05    $11.28     $10.66
Number of Units
  Outstanding (in 000s)
  (end of period).......................   16,447     5,257     4,445     3,955     3,010      1,612




                                                                                                                            MAIN-
                                                                                                                            STAY
                                                                                                                             VP
                                                                                                                            CON-
                                                                                                                           VERTI-
                                                                                                                           BLE---
                                                                           MAINSTAY VP                                      INI-
                                                                          CONVERTIBLE--                                     TIAL
                                                                          SERVICE CLASS                                     CLASS
                                          -----------------------------------------------------------------------------    ------
                                           2010      2009      2008      2007      2006      2005      2004     2003(B)     2010
                                          ------    ------    ------    ------    ------    ------    ------    -------    ------
Accumulation Unit Value
  (beginning of period).................  $13.69    $ 9.53    $14.77    $13.07    $12.03    $11.48    $10.99     $10.00    $21.24
Accumulation Unit Value
  (end of period).......................  $15.87    $13.69    $ 9.53    $14.77    $13.07    $12.03    $11.48     $10.99    $24.69
Number of Units
  Outstanding (in 000s)
  (end of period).......................   2,026     1,830     1,561     1,392     1,248     1,105       884        347     3,299
                                                                   MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                                          ---------------------------------------------------------------------------------------
                                           2009      2008      2007      2006      2005      2004       2003      2002      2001
                                          ------    ------    ------    ------    ------    ------    -------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $14.75    $22.80    $20.13    $18.49    $17.59    $16.81    $ 13.95    $15.36    $15.92
Accumulation Unit Value
  (end of period).......................  $21.24    $14.75    $22.80    $20.13    $18.49    $17.59    $ 16.81    $13.95    $15.36
Number of Units
  Outstanding (in 000s)
  (end of period).......................   3,805     4,241     5,245     6,442     7,778     9,263     10,078     9,467     9,385


-------
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (Commencement of operations in the Separate Account) through December 31, 2006.

                                        MAINSTAY VP                                             MAINSTAY VP
                                      FLOATING RATE--                                          GOVERNMENT--
                                       SERVICE CLASS                                           SERVICE CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2010      2009      2008      2007      2006     2005(F)     2010      2009      2008      2007      2006
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.59    $ 8.06    $10.62    $10.52    $10.10     $10.00    $11.56    $11.57    $10.71    $10.21    $ 9.97
Accumulation
  Unit Value
  (end of
  period)......  $11.27    $10.59    $ 8.06    $10.62    $10.52     $10.10    $11.98    $11.56    $11.57    $10.71    $10.21
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,790     4,742     3,380     4,749     6,301      3,612     2,112     1,877     2,232     1,190     1,005
                        MAINSTAY VP
                        GOVERNMENT--
                       SERVICE CLASS                              MAINSTAY VP GOVERNMENT--INITIAL CLASS
                 -------------------------    -----------------------------------------------------------------------------
                  2005     2004    2003(B)     2010      2009      2008      2007      2006      2005      2004       2003
                 -----    -----    -------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $9.91    $9.75     $10.00    $18.28    $18.24    $16.85    $16.02    $15.61    $15.46    $15.17    $ 15.10
Accumulation
  Unit Value
  (end of
  period)......  $9.97    $9.91     $ 9.75    $18.99    $18.28    $18.24    $16.85    $16.02    $15.61    $15.46    $ 15.17
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    881      614        272     3,179     3,659     4,740     4,166     5,160     6,756     8,248     11,183
                    MAINSTAY VP
                  GOVERNMENT--INI-
                     TIAL CLASS
                 -----------------
                   2002      2001
                 -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 13.94    $13.26
Accumulation
  Unit Value
  (end of
  period)......  $ 15.10    $13.94
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   15,260     8,293




                                   MAINSTAY VP
                                      GROWTH                                               MAINSTAY VP
                                   ALLOCATION--                                          GROWTH EQUITY--
                                  SERVICE CLASS                                           SERVICE CLASS
                 -----------------------------------------------    --------------------------------------------------------
                  2010      2009      2008      2007     2006(G)     2010      2009      2008      2007      2006      2005
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.30    $ 7.39    $12.03    $11.08     $10.00    $10.97    $ 8.31    $13.83    $12.51    $12.17    $11.42
Accumulation
  Unit Value
  (end of
  period)......  $10.53    $ 9.30    $ 7.39    $12.03     $11.08    $12.11    $10.97    $ 8.31    $13.83    $12.51    $12.17
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,799     3,697     3,357     2,631      1,524       824       830       841       888       859       788
                    MAINSTAY VP
                  GROWTH EQUITY--
                   SERVICE CLASS                                MAINSTAY VP GROWTH EQUITY--INITIAL CLASS
                 -----------------    -------------------------------------------------------------------------------------------
                  2004     2003(B)     2010      2009      2008      2007       2006       2005       2004       2003       2002
                 ------    -------    ------    ------    ------    ------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.15     $10.00    $16.25    $12.28    $20.37    $18.38    $ 17.85    $ 16.70    $ 16.26    $ 12.98    $ 19.03
Accumulation
  Unit Value
  (end of
  period)......  $11.42     $11.15    $17.98    $16.25    $12.28    $20.37    $ 18.38    $ 17.85    $ 16.70    $ 16.26    $ 12.98
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     653        248     5,925     6,886     7,796     9,739     12,330     15,825     20,255     23,240     25,441
                  MAIN-
                 STAY VP
                  GROWTH
                  EQUI-
                  TY--I-
                  NITIAL
                  CLASS
                 -------
                   2001
                 -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 25.14
Accumulation
  Unit Value
  (end of
  period)......  $ 19.03
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   29,099




                                                    MAINSTAY VP                                       MAINSTAY VP HIGH YIELD
                                            HIGH YIELD CORPORATE BOND--                               CORPORATE BOND--INITIAL
                                                   SERVICE CLASS                                               CLASS
                   -----------------------------------------------------------------------------    --------------------------
                    2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                   ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $14.90    $10.60    $14.20    $14.12    $12.81    $12.65    $11.41     $10.00    $27.07    $19.22    $25.68
Accumulation
  Unit Value
  (end of
  period)......    $16.51    $14.90    $10.60    $14.20    $14.12    $12.81    $12.65     $11.41    $30.08    $27.07    $19.22
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     6,755     6,001     5,054     5,387     4,654     3,920     2,643        920     9,461    10,751    11,326
                          MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                   ------------------------------------------------------------------
                    2007      2006      2005      2004      2003      2002      2001
                   ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $25.46    $23.05    $22.70    $20.42    $15.19    $15.09    $14.59
Accumulation
  Unit Value
  (end of
  period)......    $25.68    $25.46    $23.05    $22.70    $20.42    $15.19    $15.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    14,914    18,683    23,132    27,478    30,240    27,478    28,228




                                                  MAINSTAY VP
                                              ICAP SELECT EQUITY--                                   MAINSTAY VP ICAP SELECT
                                                 SERVICE CLASS                                        EQUITY--INITIAL CLASS
                 -----------------------------------------------------------------------------    -----------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)      2010       2009       2008
                 ------    ------    ------    ------    ------    ------    ------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.40    $ 9.74    $15.87    $15.10    $12.87    $12.40    $11.32     $10.00    $ 11.32    $  8.87    $ 14.42
Accumulation
  Unit Value
  (end of
  period)......  $14.41    $12.40    $ 9.74    $15.87    $15.10    $12.87    $12.40     $11.32    $ 13.19    $ 11.32    $  8.87
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,478     4,366     2,583     1,166       413       332       251         73     11,339     13,405     11,955
                            MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.68    $11.63    $11.18    $10.18    $ 8.07    $10.61    $11.27
Accumulation
  Unit Value
  (end of
  period)......  $14.42    $13.68    $11.63    $11.18    $10.18    $ 8.07    $10.61
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,594     2,640     2,904     3,342     3,407     4,314     4,211



-------
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                MAINSTAY VP
                                                                              INCOME BUILDER--
                                                                               SERVICE CLASS
                                          ---------------------------------------------------------------------------------------
                                             2010         2009         2008         2007         2006         2005         2004
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Accumulation Unit Value
  (beginning of period).................    $11.70        $9.63       $13.39       $12.66       $11.76       $11.23       $10.73
Accumulation Unit Value
  (end of period).......................    $13.21       $11.70        $9.63       $13.39       $12.66       $11.76       $11.23
Number of Units
  Outstanding (in 000s)
  (end of period).......................       754          743          731          746          720          665          501
                                           MAINSTAY
                                              VP
                                            INCOME
                                          BUILDER--
                                           SERVICE
                                            CLASS                       MAINSTAY VP INCOME BUILDER--INITIAL CLASS
                                          ---------    --------------------------------------------------------------------------
                                           2003(B)        2010         2009         2008         2007         2006         2005
                                          ---------    ---------    ---------    ---------    ---------    ---------    ---------
Accumulation Unit Value
  (beginning of period).................    $10.00       $18.82       $15.45       $21.45       $20.23       $18.74       $17.84
Accumulation Unit Value
  (end of period).......................    $10.73       $21.31       $18.82       $15.45       $21.45       $20.23       $18.74
Number of Units
  Outstanding (in 000s)
  (end of period).......................       171        3,491        4,058        4,775        6,205        7,691        9,593
                                              MAINSTAY VP INCOME BUILDER--INITIAL CLASS
                                          ------------------------------------------------
                                             2004         2003         2002         2001
                                          ---------    ---------    ---------    ---------
Accumulation Unit Value
  (beginning of period).................    $17.01       $14.41       $17.52       $19.89
Accumulation Unit Value
  (end of period).......................    $17.84       $17.01       $14.41       $17.52
Number of Units
  Outstanding (in 000s)
  (end of period).......................    12,145       13,754       14,813       16,939




                                                                                                                            MAIN-
                                                                                                                            STAY
                                                                                                                             VP
                                                                                                                           INTER-
                                                                                                                           NATIO-
                                                                                                                             NAL
                                                                                                                            EQUI-
                                                                           MAINSTAY VP                                     TY--I-
                                                                      INTERNATIONAL EQUITY--                               NITIAL
                                                                          SERVICE CLASS                                     CLASS
                                          -----------------------------------------------------------------------------    ------
                                           2010      2009      2008      2007      2006      2005      2004     2003(B)     2010
                                          ------    ------    ------    ------    ------    ------    ------    -------    ------
Accumulation Unit Value
  (beginning of period).................  $16.47    $14.03    $19.19    $18.59    $14.39    $13.55    $11.74     $10.00    $22.26
Accumulation Unit Value
  (end of period).......................  $17.00    $16.47    $14.03    $19.19    $18.59    $14.39    $13.55     $11.74    $23.03
Number of Units
  Outstanding (in 000s)
  (end of period).......................   2,071     1,896     1,863     1,806     1,339       869       441        114     1,680
                                                              MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                                          --------------------------------------------------------------------------------------
                                           2009      2008      2007      2006      2005      2004      2003      2002      2001
                                          ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $18.92    $25.81    $24.94    $19.26    $18.09    $15.63    $12.19    $12.94    $15.26
Accumulation Unit Value
  (end of period).......................  $22.26    $18.92    $25.81    $24.94    $19.26    $18.09    $15.63    $12.19    $12.94
Number of Units
  Outstanding (in 000s)
  (end of period).......................   1,985     2,432     3,273     3,643     3,484     2,925     2,229     1,933     1,537




                                                                                                                            MAIN-
                                                                                                                            STAY
                                                                                                                             VP
                                                                                                                            LARGE
                                                                                                                             CAP
                                                                                                                            GROW-
                                                                           MAINSTAY VP                                     TH--I-
                                                                        LARGE CAP GROWTH--                                 NITIAL
                                                                          SERVICE CLASS                                     CLASS
                                          -----------------------------------------------------------------------------    ------
                                           2010      2009      2008      2007      2006      2005      2004     2003(B)     2010
                                          ------    ------    ------    ------    ------    ------    ------    -------    ------
Accumulation Unit Value
  (beginning of period).................  $11.44    $ 8.31    $13.79    $11.56    $10.96    $10.67    $11.11     $10.00    $13.01
Accumulation Unit Value
  (end of period).......................  $13.07    $11.44    $ 8.31    $13.79    $11.56    $10.96    $10.67     $11.11    $14.90
Number of Units
  Outstanding (in 000s)
  (end of period).......................   1,170       994       785       586       419       278       191         74     2,526
                                                                MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                                          --------------------------------------------------------------------------------------
                                           2009      2008      2007      2006      2005      2004      2003      2002      2001
                                          ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $ 9.42    $15.61    $13.04    $12.33    $11.98    $12.44    $ 9.85    $13.92    $16.92
Accumulation Unit Value
  (end of period).......................  $13.01    $ 9.42    $15.61    $13.04    $12.33    $11.98    $12.44    $ 9.85    $13.92
Number of Units
  Outstanding (in 000s)
  (end of period).......................   2,923     3,167     3,618     4,322     5,180     6,615     7,818     8,375     9,537




                                                                      MAINSTAY VP
                                                                        MID CAP
                                                                        CORE--
                                                                     SERVICE CLASS
                                          ------------------------------------------------------------------
                                           2010      2009      2008      2007      2006      2005      2004
                                          ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................  $14.45    $10.73    $18.88    $18.28    $16.17    $14.19    $11.80
Accumulation Unit Value
  (end of period).......................  $17.57    $14.45    $10.73    $18.88    $18.28    $16.17    $14.19
Number of Units
  Outstanding (in 000s)
  (end of period).......................   2,611     2,647     1,202     1,176       986       740       414
                                           MAIN-
                                          STAY VP
                                          MID CAP
                                           CORE--
                                          SERVICE                             MAINSTAY VP MID CAP CORE--
                                           CLASS                                     INITIAL CLASS
                                          -------    ----------------------------------------------------------------------------
                                          2003(B)     2010      2009      2008      2007      2006      2005      2004      2003
                                          -------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).................   $10.00    $13.33    $ 9.87    $17.34    $16.74    $14.77    $12.92    $10.73    $ 8.03
Accumulation Unit Value
  (end of period).......................   $11.80    $16.26    $13.33    $ 9.87    $17.34    $16.74    $14.77    $12.92    $10.73
Number of Units
  Outstanding (in 000s)
  (end of period).......................      125     3,044     3,684     1,936     2,539     2,876     3,204     2,964     2,245
                                           MAINSTAY VP MID
                                              CAP CORE--
                                            INITIAL CLASS
                                          -----------------
                                           2002     2001(A)
                                          ------    -------
Accumulation Unit Value
  (beginning of period).................  $ 9.35     $10.00
Accumulation Unit Value
  (end of period).......................  $ 8.03     $ 9.35
Number of Units
  Outstanding (in 000s)
  (end of period).......................   1,872        734




                                                                                                    MAINSTAY VP
                                                           MAINSTAY VP                               MODERATE
                                                             MODERATE                                 GROWTH
                                                           ALLOCATION--                            ALLOCATION--
                                                          SERVICE CLASS                            SERVICE CLASS
                                         -----------------------------------------------    --------------------------
                                          2010      2009      2008      2007     2006(G)     2010      2009      2008
                                         ------    ------    ------    ------    -------    ------    ------    ------

Accumulation Unit Value
  (beginning of period)................. $10.42    $ 8.53    $11.59    $10.83     $10.00    $ 9.96    $ 7.88    $11.87
Accumulation Unit Value
  (end of period)....................... $11.60    $10.42    $ 8.53    $11.59     $10.83    $11.20    $ 9.96    $ 7.88
Number of Units
  Outstanding (in 000s)
  (end of period).......................  7,937     7,000     6,063     4,704      2,780     8,494     7,701     6,919
                                            MAINSTAY VP
                                              MODERATE
                                               GROWTH                                     MAINSTAY VP
                                            ALLOCATION--                                S&P 500 INDEX--
                                           SERVICE CLASS                                 SERVICE CLASS
                                         -----------------    ------------------------------------------------------------------
                                          2007     2006(G)     2010      2009      2008      2007      2006      2005      2004
                                         ------    -------    ------    ------    ------    ------    ------    ------    ------

Accumulation Unit Value
  (beginning of period)................. $11.03     $10.00    $11.40    $ 9.18    $14.82    $14.32    $12.61    $12.24    $11.26
Accumulation Unit Value
  (end of period)....................... $11.87     $11.03    $12.87    $11.40    $ 9.18    $14.82    $14.32    $12.61    $12.24
Number of Units
  Outstanding (in 000s)
  (end of period).......................  5,620      3,194     3,357     3,362     3,315     3,356     3,049     2,570     1,713
                                          MAIN-
                                         STAY VP
                                         S&P 500
                                         INDEX--
                                         SERVICE
                                          CLASS
                                         -------
                                         2003(B)
                                         -------

Accumulation Unit Value
  (beginning of period).................  $10.00
Accumulation Unit Value
  (end of period).......................  $11.26
Number of Units
  Outstanding (in 000s)
  (end of period).......................     606



-------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                                              MAIN-
                                                                                                                              STAY
                                                                                                                               VP
                                                                                                                              U.S.
                                                                                                                              SMALL
                                                                                                                              CAP--
                                                                                                                              SER-
                                                                                                                              VICE
                                                 MAINSTAY VP S&P 500 INDEX--INITIAL CLASS                                     CLASS
                 --------------------------------------------------------------------------------------------------------    ------
                  2010      2009       2008       2007       2006       2005       2004       2003       2002       2001      2010
                 ------    ------    -------    -------    -------    -------    -------    -------    -------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.33    $17.13    $ 27.58    $ 26.58    $ 23.35    $ 22.60    $ 20.74    $ 16.41    $ 21.39    $ 24.68    $14.25
Accumulation
  Unit Value
  (end of
  period)......  $24.13    $21.33    $ 17.13    $ 27.58    $ 26.58    $ 23.35    $ 22.60    $ 20.74    $ 16.41    $ 21.39    $17.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,461     8,848     10,145     12,943     16,021     19,872     23,603     25,814     27,274     30,265     1,190
                                             MAINSTAY VP
                                           U.S. SMALL CAP--
                                            SERVICE CLASS
                 -------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.27    $19.79    $14.78    $13.34    $12.11    $11.63     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.25    $10.27    $19.79    $14.78    $13.34    $12.11     $11.63
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,198       423       404       316       235       161         55




                                                            MAINSTAY VP
                                                         U.S. SMALL CAP--
                                                           INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.32    $ 7.42    $14.26    $10.62    $ 9.57    $ 8.66    $ 8.30    $ 6.07    $ 8.67    $ 9.49
Accumulation
  Unit Value
  (end of
  period)......  $12.72    $10.32    $ 7.42    $14.26    $10.62    $ 9.57    $ 8.66    $ 8.30    $ 6.07    $ 8.67
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,768     2,129     1,006     1,275     1,389     1,609     2,817     3,094     2,893     2,959
                                                     ALGER
                                               SMALL CAP GROWTH--
                                                 CLASS S SHARES
                 -----------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.42    $11.47    $21.83    $18.93    $16.04    $13.95    $12.16     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $20.22    $16.42    $11.47    $21.83    $18.93    $16.04    $13.95     $12.16
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     480       522       553       592       564       364       210         55




                                             ALGER SMALL CAP GROWTH--CLASS I-2 SHARES
                 ------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.82    $ 8.24    $15.64    $13.53    $11.43    $ 9.92    $ 8.63    $ 6.15    $ 8.45    $12.16
Accumulation
  Unit Value
  (end of
  period)......  $14.60    $11.82    $ 8.24    $15.64    $13.53    $11.43    $ 9.92    $ 8.63    $ 6.15    $ 8.45
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,088     2,517     2,981     3,861     5,028     5,793     6,515     6,994     7,192     7,864
                                                 CALVERT VP SRI BALANCED PORTFOLIO
                 ------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.92    $13.69    $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89
Accumulation
  Unit Value
  (end of
  period)......  $18.70    $16.92    $13.69    $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     727       797       880     1,057     1,268     1,536     1,684     1,655     1,627     1,668




                                                                                                     DREYFUS IP
                                COLUMBIA VARIABLE PORTFOLIO--SMALL CAP                           TECHNOLOGY GROWTH--
                                         VALUE FUND--CLASS 2                                       SERVICE SHARES
                 -------------------------------------------------------------------    ------------------------------------
                  2010      2009      2008      2007      2006      2005     2004(D)     2010      2009      2008      2007
                 ------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.89    $ 8.84    $12.48    $12.99    $11.03    $10.61     $10.00    $12.33    $ 7.96    $13.74    $12.18
Accumulation
  Unit Value
  (end of
  period)......  $13.59    $10.89    $ 8.84    $12.48    $12.99    $11.03     $10.61    $15.76    $12.33    $ 7.96    $13.74
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,102     1,060     1,131     1,274     1,275       704         49       733       661       538       525
                               DREYFUS IP
                          TECHNOLOGY GROWTH--
                             SERVICE SHARES
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.87    $11.63    $11.77     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $12.18    $11.87    $11.63     $11.77
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     476       396       277        104




                                                                                                                     FIDEL-
                                                                                                                     ITY(R)
                                                                                                                       VIP
                                                                                                                      CON-
                                                                                                                      TRA-
                                                                                                                     FUND(-
                                                                                                                      R)--
                                                                                                                      SER-
                                                                                                                      VICE
                                                       DREYFUS IP TECHNOLOGY                                          CLASS
                                                      GROWTH--INITIAL SHARES                                            2
                 ------------------------------------------------------------------------------------------------    ------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002    2001(A)     2010
                 ------    ------    ------    ------    ------    ------    ------    ------    -----    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.31    $ 5.99    $10.32    $ 9.12    $ 8.87    $ 8.67    $ 8.75    $ 5.88    $9.84     $10.00    $14.65
Accumulation
  Unit Value
  (end of
  period)......  $11.93    $ 9.31    $ 5.99    $10.32    $ 9.12    $ 8.87    $ 8.67    $ 8.75    $5.88     $ 9.84    $16.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     896     1,003       817     1,065     1,284     1,423     1,936     2,027      815        325     3,939
                                   FIDELITY(R) VIP CONTRAFUND(R)--
                                           SERVICE CLASS 2
                 -------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.97    $19.41    $16.78    $15.27    $13.27    $11.69     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.65    $10.97    $19.41    $16.78    $15.27    $13.27     $11.69
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,793     3,621     3,275     2,697     1,792       955        318



-------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                                                                                      FIDEL-
                                                                                                                      ITY(R)
                                                                                                                        VIP
                                                                                                                      EQUIT-
                                                                                                                        Y-
                                                                                                                      INCOM-
                                                                                                                        E--
                                                                                                                       SER-
                                                                                                                       VICE
                                                                                                                       CLASS
                                            FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS                                 2
                 -------------------------------------------------------------------------------------------------    ------
                  2010       2009      2008      2007      2006      2005      2004      2003      2002      2001      2010
                 ------    -------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $23.46     $17.53    $30.93    $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $18.82    $11.23
Accumulation
  Unit Value
  (end of
  period)......  $27.12     $23.46    $17.53    $30.93    $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $12.72
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  5,843       6,908     8,044    10,034    12,342    14,328    15,206    15,836    16,358    17,160     2,189
                                   FIDELITY(R) VIP EQUITY-INCOME--
                                           SERVICE CLASS 2
                 -------------------------------------------------------------------
                  2009      2008      2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.77    $15.54    $15.57    $13.16    $12.64    $11.53     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $11.23    $ 8.77    $15.54    $15.57    $13.16    $12.64     $11.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,193     2,184     2,168     1,806     1,344       810        251




                                             FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                 ----------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005       2004       2003       2002       2001
                 ------    ------    ------    ------    ------    ------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.89    $12.38    $21.89    $21.86    $18.45    $17.67    $ 16.07    $ 12.50    $ 15.26    $ 16.29
Accumulation
  Unit Value
  (end of
  period)......  $18.04    $15.89    $12.38    $21.89    $21.86    $18.45    $ 17.67    $ 16.07    $ 12.50    $ 15.26
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,504     4,177     4,926     6,579     8,089     9,399     10,725     11,179     11,548     11,501
                                                FIDELITY(R) VIP
                                                   MID CAP--
                                                SERVICE CLASS 2
                 -----------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.68    $12.10    $20.32    $17.87    $16.12    $13.85    $11.27     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $21.14    $16.68    $12.10    $20.32    $17.87    $16.12    $13.85     $11.27
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,189     3,057     3,172     3,593     3,833     3,580     2,037        199




                                                                                                          JANUS ASPEN
                                        JANUS ASPEN BALANCED PORTFOLIO--                             BALANCED PORTFOLIO--
                                                 SERVICE SHARES                                      INSTITUTIONAL SHARES
                 -----------------------------------------------------------------------------    --------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.47    $11.69    $14.12    $12.98    $11.92    $11.23    $10.52     $10.00    $26.78    $21.57    $25.99
Accumulation
  Unit Value
  (end of
  period)......  $15.43    $14.47    $11.69    $14.12    $12.98    $11.92    $11.23     $10.52    $28.62    $26.78    $21.57
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,084     1,837     1,704     1,561     1,416     1,217       924        410     7,232     8,472     9,780
                                                JANUS ASPEN
                                           BALANCED PORTFOLIO--
                                           INSTITUTIONAL SHARES
                 ------------------------------------------------------------------------
                   2007       2006       2005       2004       2003      2002       2001
                 -------    -------    -------    -------    -------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 23.85    $ 21.84    $ 20.52    $ 19.17    $ 17.05    $18.48    $ 19.66
Accumulation
  Unit Value
  (end of
  period)......  $ 25.99    $ 23.85    $ 21.84    $ 20.52    $ 19.17    $17.05    $ 18.48
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   12,429     15,886     20,068     24,437     28,250    31,372     32,862




                                                                                                     JANUS ASPEN WORLDWIDE
                                       JANUS ASPEN WORLDWIDE PORTFOLIO--                           PORTFOLIO--INSTITUTIONAL
                                                 SERVICE SHARES                                             SHARES
                 -----------------------------------------------------------------------------    --------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.44    $ 8.44    $15.51    $14.38    $12.37    $11.88    $11.53     $10.00    $14.80    $10.90    $19.97
Accumulation
  Unit Value
  (end of
  period)......  $13.03    $11.44    $ 8.44    $15.51    $14.38    $12.37    $11.88     $11.53    $16.90    $14.80    $10.90
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     693       649       589       545       476       416       297        121     4,556     5,317     6,031
                          JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                 ----------------------------------------------------------------------
                  2007      2006       2005       2004       2003      2002       2001
                 ------    ------    -------    -------    -------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.48    $15.85    $ 15.18    $ 14.70    $ 12.02    $16.36    $ 21.39
Accumulation
  Unit Value
  (end of
  period)......  $19.97    $18.48    $ 15.85    $ 15.18    $ 14.70    $12.02    $ 16.36
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,468     9,403     11,939     15,251     18,103    20,859     23,563



-------
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                                     MFS(R)                                                 MFS(R)
                                            INVESTORS TRUST SERIES--                               INVESTORS TRUST SERIES--
                                                 SERVICE CLASS                                          INITIAL CLASS
                 -----------------------------------------------------------------------------    -------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009     2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    -----    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.44    $ 9.97    $15.14    $13.96    $12.56    $11.91    $10.86     $10.00    $ 9.90    $7.91    $11.99
Accumulation
  Unit Value
  (end of
  period)......  $13.60    $12.44    $ 9.97    $15.14    $13.96    $12.56    $11.91     $10.86    $10.84    $9.90    $ 7.91
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     133       127       124       104       100        92        70         12       735      897     1,050
                                               MFS(R)
                                      INVESTORS TRUST SERIES--
                                            INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.03    $ 9.90    $ 9.35    $ 8.52    $ 7.07    $ 9.07    $10.95
Accumulation
  Unit Value
  (end of
  period)......  $11.99    $11.03    $ 9.90    $ 9.35    $ 8.52    $ 7.07    $ 9.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,374     1,764     2,160     2,599     2,885     3,138     3,303




                                                     MFS(R)
                                               RESEARCH SERIES--                                        MFS(R) RESEARCH
                                                 SERVICE CLASS                                       SERIES--INITIAL CLASS
                 -----------------------------------------------------------------------------    --------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.01    $10.14    $16.13    $14.48    $13.33    $12.56    $11.02     $10.00    $10.59    $ 8.22    $13.05
Accumulation
  Unit Value
  (end of
  period)......  $14.84    $13.01    $10.14    $16.13    $14.48    $13.33    $12.56     $11.02    $12.10    $10.59    $ 8.22
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     150       147       141       143       130       112        74         35       855     1,022     1,211
                                MFS(R) RESEARCH SERIES--INITIAL CLASS
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.69    $10.73    $10.09    $ 8.84    $ 7.19    $ 9.66    $12.44
Accumulation
  Unit Value
  (end of
  period)......  $13.05    $11.69    $10.73    $10.09    $ 8.84    $ 7.19    $ 9.66
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,536     2,180     2,867     3,422     3,779     4,107     4,857




                                                                                            NEUBERGER BERMAN AMT
                                MFS(R) UTILITIES SERIES--                                MID-CAP GROWTH PORTFOLIO--
                                      SERVICE CLASS                                               CLASS S
                 -------------------------------------------------------  -------------------------------------------------------
                  2010    2009    2008    2007    2006    2005   2004(E)   2010    2009    2008    2007    2006    2005   2004(E)
                 ------  ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  ------  -------
Accumulation
  Unit Value
  (beginning of
  period)......  $20.80  $15.88  $25.89  $20.58  $15.94  $13.86   $10.83  $13.70  $10.58  $18.99  $15.76  $13.96  $12.48   $10.91
Accumulation
  Unit Value
  (end of
  period)......  $23.28  $20.80  $15.88  $25.89  $20.58  $15.94   $13.86  $17.40  $13.70  $10.58  $18.99  $15.76  $13.96   $12.48
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,551   5,653   5,947   6,591   5,493   4,346    1,092     508     463     525     514     349     236      109




                     PIMCO                                  ROYCE                                              ROYCE
                  REAL RETURN                             MICRO-CAP                                          SMALL-CAP
                  PORTFOLIO--                            PORTFOLIO--                                        PORTFOLIO--
                 ADVISOR CLASS                         INVESTMENT CLASS                                  INVESTMENT CLASS
                 -------------    ---------------------------------------------------------    ------------------------------------
                    2010 (H)       2010      2009      2008      2007      2006     2005(F)     2010      2009      2008      2007
                  ------------    ------    ------    ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......      $10.00       $12.97    $ 8.32    $14.88    $14.51    $12.16     $10.00    $11.75    $ 8.81    $12.27    $12.72
Accumulation
  Unit Value
  (end of
  period)......      $10.30       $16.63    $12.97    $ 8.32    $14.88    $14.51     $12.16    $13.97    $11.75    $ 8.81    $12.27
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......         888        1,697     1,531     1,370     1,353     1,051        159     1,448     1,370     1,312     1,078
                       ROYCE
                     SMALL-CAP
                    PORTFOLIO--
                  INVESTMENT CLASS
                 -----------------
                  2006     2005(F)
                 ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.18     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $12.72     $11.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     907        387




                                                 T. ROWE PRICE                                       T. ROWE PRICE EQUITY
                                           EQUITY INCOME PORTFOLIO II                                  INCOME PORTFOLIO
                 -----------------------------------------------------------------------------    --------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.94    $ 9.67    $15.39    $15.15    $12.94    $12.66    $11.20     $10.00    $13.26    $10.70    $16.99
Accumulation
  Unit Value
  (end of
  period)......  $13.51    $11.94    $ 9.67    $15.39    $15.15    $12.94    $12.66     $11.20    $15.04    $13.26    $10.70
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,326     2,267     2,256     2,224     1,906     1,460       765        224     3,782     4,466     5,412
                                 T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 --------------------------------------------------------------------
                  2007      2006       2005       2004      2003      2002      2001
                 ------    ------    -------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.69    $14.22    $ 13.88    $ 12.25    $ 9.90    $11.55    $11.55
Accumulation
  Unit Value
  (end of
  period)......  $16.99    $16.69    $ 14.22    $ 13.88    $12.25    $ 9.90    $11.55
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,348     8,977     10,552     10,397     9,625     9,056     7,398



-------
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(h) For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.

                                                                                                     UIF EMERGING MARKETS
                                UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS II                    EQUITY PORTFOLIO--CLASS I
                 -----------------------------------------------------------------------------    --------------------------
                  2010      2009      2008      2007      2006      2005      2004     2003(B)     2010      2009      2008
                 ------    ------    ------    ------    ------    ------    ------    -------    ------    ------    ------

Accumulation
  Unit Value
  (beginning of
  period)......  $29.40    $17.53    $41.09    $29.67    $21.93    $16.63    $13.71     $10.00    $22.48    $13.42    $31.39
Accumulation
  Unit Value
  (end of
  period)......  $34.49    $29.40    $17.53    $41.09    $29.67    $21.93    $16.63     $13.71    $26.39    $22.48    $13.42
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,024       939       803       691       526       304       134         31     1,859     2,226     2,260
                           UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I
                 ------------------------------------------------------------------
                  2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------

Accumulation
  Unit Value
  (beginning of
  period)......  $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89    $ 8.55
Accumulation
  Unit Value
  (end of
  period)......  $31.39    $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,910     3,407     3,378     3,076     3,161     3,213     3,172




                                                  VAN ECK VIP GLOBAL HARD ASSETS
                 -----------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002     2001
                 ------    ------    ------    ------    ------    ------    ------    ------    -----    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $33.77    $21.74    $40.93    $28.55    $23.26    $15.55    $12.72    $ 8.89    $9.28    $10.51
Accumulation
  Unit Value
  (end of
  period)......  $43.04    $33.77    $21.74    $40.93    $28.55    $23.26    $15.55    $12.72    $8.89    $ 9.28
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,306     3,361     3,276     3,524     3,296     2,840     1,271       805      714       378
                                   VICTORY VIF DIVERSIFIED STOCK--
                                            CLASS A SHARES
                 -------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005     2004(E)
                 ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.20    $ 8.94    $14.59    $13.45    $12.00    $11.19     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $12.40    $11.20    $ 8.94    $14.59    $13.45    $12.00     $11.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     497       550       567       545       578       483        184



-------
(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                           SEPARATE ACCOUNTS-I AND II
                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2006 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division as of December 31, 2005 and preceding years, are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.

                                        MAINSTAY VP
                                         BALANCED--                                             MAINSTAY VP
                                          SERVICE                                                 BOND--
                                           CLASS                                               INITIAL CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2010      2009      2008      2007      2006     2005(E)     2010      2009      2008      2007      2006
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $10.35    $ 8.54    $11.55    $11.41    $10.47     $10.00    $20.23    $19.02    $18.57    $17.67    $17.12
Accumulation
  Unit value
  (end of
  period)....    $11.58    $10.35    $ 8.54    $11.55    $11.41     $10.47    $21.54    $20.23    $19.02    $18.57    $17.67
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       239       281       374       504       522        384       735       814       879     1,074     1,291

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $10.35    $ 8.54    $11.55    $11.41    $10.47     $10.00    $20.23    $19.02    $18.57    $17.67    $17.12
Accumulation
  Unit value
  (end of
  period)....    $11.58    $10.35    $ 8.54    $11.55    $11.41     $10.47    $21.54    $20.23    $19.02    $18.57    $17.67
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       339       375       482       636       659        529       938       970     1,055     1,230     1,391
                                   MAINSTAY VP
                                     BOND--
                                  INITIAL CLASS
                 ----------------------------------------------
                  2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $16.97    $16.52    $16.01    $14.81    $13.73
Accumulation
  Unit value
  (end of
  period)....    $17.12    $16.97    $16.52    $16.01    $14.81
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,633     1,924     2,485     2,912     3,231

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $16.97    $16.52    $16.01    $14.81    $13.73
Accumulation
  Unit value
  (end of
  period)....    $17.12    $16.97    $16.52    $16.01    $14.81
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,679     1,915     2,337     2,623     2,506





                                                            MAINSTAY VP
                                                          CASH MANAGEMENT
                 ------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.44     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31
Accumulation
  Unit value
  (end of
  period)....     $1.42     $1.44     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     7,956    10,684    17,809    12,112    10,856    11,934    14,156    20,884    34,967    39,115

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.44     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31
Accumulation
  Unit value
  (end of
  period)....     $1.42     $1.44     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    11,031    15,559    22,009    15,515    13,408    14,418    18,047    23,965    33,873    34,686
                                                            MAINSTAY VP
                                                          COMMON STOCK--
                                                           INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $24.73    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76
Accumulation
  Unit value
  (end of
  period)....    $27.49    $24.73    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       895     1,057     1,254     1,551     1,891     2,370     2,865     3,264     3,696     4,445

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $24.73    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76
Accumulation
  Unit value
  (end of
  period)....    $27.49    $24.73    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,366     1,584     1,768     2,135     2,492     2,965     3,497     3,816     4,073     4,605




                                 MAINSTAY VP
                                 CONSERVATIVE                                  MAINSTAY VP
                                 ALLOCATION--                                 CONVERTIBLE--
                                SERVICE CLASS                                 INITIAL CLASS
               -----------------------------------------------    ------------------------------------
                2010      2009      2008      2007     2006(F)     2010      2009      2008      2007
               ------    ------    ------    ------    -------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.85    $ 9.01    $11.22    $10.60     $10.00    $21.45    $14.88    $22.98    $20.27
Accumulation
  Unit value
  (end of
  period)....  $11.96    $10.85    $ 9.01    $11.22     $10.60    $24.96    $21.45    $14.88    $22.98
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     634       614       706       578        274       414       464       513       632

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.82    $ 8.99    $11.19    $10.57     $10.00    $21.39    $14.84    $22.92    $20.22
Accumulation
  Unit value
  (end of
  period)....  $11.93    $10.82    $ 8.99    $11.19     $10.57    $24.89    $21.39    $14.84    $22.92
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     831       733       681       459        239       523       577       589       684
                                      MAINSTAY VP                                            MAINSTAY VP
                                     CONVERTIBLE--                                         FLOATING RATE--
                                     INITIAL CLASS                                          SERVICE CLASS
               --------------------------------------------------------    ----------------------------------------------
                2006      2005      2004      2003      2002      2001      2010      2009      2008      2007      2006
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.60    $17.67    $16.87    $13.99    $15.39    $15.93    $10.65    $ 8.09    $10.65    $10.54    $10.10
Accumulation
  Unit value
  (end of
  period)....  $20.27    $18.60    $17.67    $16.87    $13.99    $15.39    $11.33    $10.65    $ 8.09    $10.65    $10.54
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     785       961     1,191     1,293     1,118     1,181       421       438       365       764       790

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.55    $17.63    $16.83    $13.95    $15.34    $15.89    $10.65    $ 8.09    $10.65    $10.54    $10.10
Accumulation
  Unit value
  (end of
  period)....  $20.22    $18.55    $17.63    $16.83    $13.95    $15.34    $11.33    $10.65    $ 8.09    $10.65    $10.54
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     787       896     1,020     1,049       912       931       749       589       448       715       591
                MAIN-
               STAY VP
                FLOAT-
                 ING
                RATE--
               SERVICE
                CLASS
               -------
               2005(E)
               -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00
Accumulation
  Unit value
  (end of
  period)....   $10.10
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      285

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00
Accumulation
  Unit value
  (end of
  period)....   $10.10
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      199



-------
(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                                    MAIN-
                                                                                                                    STAY
                                                                                                                     VP
                                                                                                                   GROWTH
                                                                                                                    ALLO-
                                                                                                                    CAT-
                                                                                                                    ION--
                                                          MAINSTAY VP                                               SER-
                                                         GOVERNMENT--                                               VICE
                                                         INITIAL CLASS                                              CLASS
               ------------------------------------------------------------------------------------------------    ------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.44    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69    $ 9.19
Accumulation
  Unit value
  (end of
  period)....  $21.26    $20.44    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $10.41
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     711       853     1,076     1,022     1,249     1,569     1,963     2,819     4,144     3,307       277

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.44    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $14.69    $ 9.27
Accumulation
  Unit value
  (end of
  period)....  $21.26    $20.44    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47    $10.50
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     878       940     1,105     1,035     1,218     1,467     1,756     2,373     3,121     2,241       413
                            MAINSTAY VP
                              GROWTH
                           ALLOCATION--
                           SERVICE CLASS
               ------------------------------------
                2009     2008      2007     2006(F)
               -----    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $7.29    $11.87    $10.92     $10.00
Accumulation
  Unit value
  (end of
  period)....  $9.19    $ 7.29    $11.87     $10.92
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    317       345       370        190

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $7.36    $11.97    $11.01     $10.00
Accumulation
  Unit value
  (end of
  period)....  $9.27    $ 7.36    $11.97     $11.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    465       502       448        282
                                                           MAINSTAY VP
                                                         GROWTH EQUITY--
                                                          INITIAL CLASS
               --------------------------------------------------------------------------------------------------
                2010      2009      2008      2007      2006      2005       2004      2003      2002       2001
               ------    ------    ------    ------    ------    ------    -------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.89    $15.77    $26.14    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27    $ 32.02
Accumulation
  Unit value
  (end of
  period)....  $23.14    $20.89    $15.77    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57    $ 24.27
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,840     2,159     2,553     3,168     4,037     5,068      6,529     7,820     8,969     10,729

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.89    $15.77    $26.14    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27    $ 32.02
Accumulation
  Unit value
  (end of
  period)....  $23.14    $20.89    $15.77    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57    $ 24.27
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,942     3,358     3,774     4,474     5,408     6,632      8,178     9,184     9,904     11,296




                                                                             MAINSTAY VP
                                                                     HIGH YIELD CORPORATE BOND--
                                                                            INITIAL CLASS
                                  ------------------------------------------------------------------------------------------------
                                   2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......    $27.64    $19.61    $26.18    $25.92    $23.44    $23.07    $20.73    $15.40    $15.29    $14.76
Accumulation Unit value (end
  of period)..................    $30.75    $27.64    $19.61    $26.18    $25.92    $23.44    $23.07    $20.73    $15.40    $15.29
Number of units outstanding
  (in 000s) (end of period)...     2,212     2,408     2,640     3,670     4,543     5,729     6,804     7,248     6,783     7,999

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......    $27.61    $19.59    $26.15    $25.89    $23.41    $23.04    $20.71    $15.38    $15.27    $14.75
Accumulation Unit value (end
  of period)..................    $30.71    $27.61    $19.59    $26.15    $25.89    $23.41    $23.04    $20.71    $15.38    $15.27
Number of units outstanding
  (in 000s) (end of period)...     2,162     2,364     2,507     3,279     3,783     4,572     5,066     5,231     4,886     5,349
                                                                             MAINSTAY VP
                                                                        ICAP SELECT EQUITY--
                                                                            INITIAL CLASS
                                  ------------------------------------------------------------------------------------------------
                                   2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......    $11.73    $ 9.18    $14.90    $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90    $11.57
Accumulation Unit value (end
  of period)..................    $13.67    $11.73    $ 9.18    $14.90    $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90
Number of units outstanding
  (in 000s) (end of period)...     2,038     2,411     2,381       583       207       216       301       253       250       296

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......    $11.88    $ 9.30    $15.10    $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05    $11.72
Accumulation Unit value (end
  of period)..................    $13.86    $11.88    $ 9.30    $15.10    $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05
Number of units outstanding
  (in 000s) (end of period)...     3,013     3,446     3,156       746       353       354       382       343       320       317
                                                                             MAINSTAY VP
                                                                          INCOME BUILDER--
                                                                            INITIAL CLASS
                                  ------------------------------------------------------------------------------------------------
                                   2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......    $22.94    $18.81    $26.08    $24.57    $22.74    $21.63    $20.60    $17.44    $21.17    $24.02
Accumulation Unit value (end
  of period)..................    $25.99    $22.94    $18.81    $26.08    $24.57    $22.74    $21.63    $20.60    $17.44    $21.17
Number of units outstanding
  (in 000s) (end of period)...     1,412     1,646     1,979     2,532     3,104     3,755     4,717     5,524     6,305     7,727

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......    $22.94    $18.81    $26.08    $24.57    $22.74    $21.63    $20.60    $17.44    $21.17    $24.02
Accumulation Unit value (end
  of period)..................    $25.99    $22.94    $18.81    $26.08    $24.57    $22.74    $21.63    $20.60    $17.44    $21.17
Number of units outstanding
  (in 000s) (end of period)...     1,822     2,037     2,315     2,895     3,445     4,280     5,209     5,915     6,454     7,442




                                                                                                                    MAIN-
                                                                                                                    STAY
                                                                                                                     VP
                                                                                                                    LARGE
                                                                                                                     CAP
                                                                                                                   GROWT-
                                                                                                                     H--
                                                          MAINSTAY VP                                               INI-
                                                    INTERNATIONAL EQUITY--                                          TIAL
                                                         INITIAL CLASS                                              CLASS
               ------------------------------------------------------------------------------------------------    ------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.81    $18.51    $25.23    $24.36    $18.79    $17.63    $15.22    $11.86    $12.57    $14.81    $13.36
Accumulation
  Unit value
  (end of
  period)....  $22.58    $21.81    $18.51    $25.23    $24.36    $18.79    $17.63    $15.22    $11.86    $12.57    $15.32
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     394       459       564       743       800       792       728       607       577       619       225

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.82    $18.52    $25.24    $24.37    $18.80    $17.64    $15.23    $11.87    $12.58    $14.82    $13.48
Accumulation
  Unit value
  (end of
  period)....  $22.59    $21.82    $18.52    $25.24    $24.37    $18.80    $17.64    $15.23    $11.87    $12.58    $15.45
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     563       656       757       912       937       880       671       535       522       504       430
                                                                                          MAIN-
                                                                                          STAY
                                                                                           VP
                                                                                           MID
                                                                                           CAP
                                                                                         CORE--
                                             MAINSTAY VP                                  INI-
                                         LARGE CAP GROWTH--                               TIAL
                                            INITIAL CLASS                                 CLASS
               ----------------------------------------------------------------------    ------
                2009    2008    2007    2006    2005    2004    2003    2002    2001      2010
               ------  ------  ------  ------  ------  ------  ------  ------  ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $ 9.67  $16.00  $13.36  $12.62  $12.25  $12.71  $10.05  $14.18  $17.22    $13.65
Accumulation
  Unit value
  (end of
  period)....  $13.36  $ 9.67  $16.00  $13.36  $12.62  $12.25  $12.71  $10.05  $14.18    $16.66
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     279     262     283     368     400     526     668     713     921       505

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $ 9.75  $16.14  $13.47  $12.73  $12.36  $12.82  $10.14  $14.31  $17.37    $13.67
Accumulation
  Unit value
  (end of
  period)....  $13.48  $ 9.75  $16.14  $13.47  $12.73  $12.36  $12.82  $10.14  $14.31    $16.69
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     474     488     478     534     568     732     811     815     983       774
                                             MAINSTAY VP
                                               MID CAP
                                               CORE--
                                            INITIAL CLASS
               ----------------------------------------------------------------------
                2009    2008    2007    2006    2005    2004    2003    2002  2001(A)
               ------  ------  ------  ------  ------  ------  ------  -----  -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.10  $17.71  $17.08  $15.06  $13.16  $10.91  $ 8.16  $9.49   $10.00
Accumulation
  Unit value
  (end of
  period)....  $13.65  $10.10  $17.71  $17.08  $15.06  $13.16  $10.91  $8.16   $ 9.49
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     577     316     411     484     577     438     262    153       41

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.12  $17.74  $17.11  $15.08  $13.19  $10.93  $ 8.17  $9.51   $10.00
Accumulation
  Unit value
  (end of
  period)....  $13.67  $10.12  $17.74  $17.11  $15.08  $13.19  $10.93  $8.17   $ 9.51
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     910     458     590     631     628     427     257    169       24



-------
(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                                     MAINSTAY VP
                                                       MAINSTAY VP                                    MODERATE
                                                         MODERATE                                      GROWTH
                                                       ALLOCATION--                                 ALLOCATION--
                                                      SERVICE CLASS                                 SERVICE CLASS
                                     -----------------------------------------------    ------------------------------------
                                      2010      2009      2008      2007     2006(F)     2010      2009      2008      2007
                                     ------    ------    ------    ------    -------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $10.35    $ 8.45    $11.48    $10.72     $10.00    $ 9.85    $ 7.79    $11.72    $10.88
Accumulation Unit value (end of
  period)..........................  $11.52    $10.35    $ 8.45    $11.48     $10.72    $11.09    $ 9.85    $ 7.79    $11.72
Number of units outstanding (in
  000s) (end of period)............     658       754       694       596        318       706       695       766       735

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $10.42      8.51    $11.56    $10.79     $10.00    $10.00    $ 7.91    $11.89    $11.04
Accumulation Unit value (end of
  period)..........................  $11.60    $10.42    $ 8.51    $11.56     $10.79    $11.26    $10.00    $ 7.91    $11.89
Number of units outstanding (in
  000s) (end of period)............   1,357     1,326     1,214     1,055        566     1,206     1,203     1,246     1,065
                                      MAIN-
                                     STAY VP
                                      MODER-
                                       ATE
                                      GROWTH
                                     ALLOCA-
                                      TION--                                     MAINSTAY VP
                                     SERVICE                                   S&P 500 INDEX--
                                      CLASS                                     INITIAL CLASS
                                     -------    ----------------------------------------------------------------------------
                                     2006(F)     2010      2009      2008      2007      2006      2005      2004      2003
                                     -------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................   $10.00    $26.92    $21.60    $34.75    $33.45    $29.36    $28.39    $26.03    $20.57
Accumulation Unit value (end of
  period)..........................   $10.88    $30.49    $26.92    $21.60    $34.75    $33.45    $29.36    $28.39    $26.03
Number of units outstanding (in
  000s) (end of period)............      394     1,554     1,790     2,167     2,726     3,363     4,183     5,051     5,621

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................   $10.00    $26.92    $21.60    $34.75    $33.45    $29.36    $28.39    $26.03    $20.57
Accumulation Unit value (end of
  period)..........................   $11.04    $30.49    $26.92    $21.60    $34.75    $33.45    $29.36    $28.39    $26.03
Number of units outstanding (in
  000s) (end of period)............      723     2,446     2,799     3,169     3,820     4,553     5,363     6,123     6,574
                                        MAINSTAY VP
                                      S&P 500 INDEX--
                                       INITIAL CLASS
                                     ----------------
                                      2002      2001
                                     ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $26.79    $30.88
Accumulation Unit value (end of
  period)..........................  $20.57    $26.79
Number of units outstanding (in
  000s) (end of period)............   6,211     7,423

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $26.79    $30.88
Accumulation Unit value (end of
  period)..........................  $20.57    $26.79
Number of units outstanding (in
  000s) (end of period)............   6,945     7,823




                                                                              MAINSTAY VP
                                                                            U.S. SMALL CAP--
                                                                             INITIAL CLASS
                                     ---------------------------------------------------------------------------------------------
                                      2010      2009      2008      2007      2006      2005      2004     2003     2002     2001
                                     ------    ------    ------    ------    ------    ------    -----    -----    -----    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $11.49    $ 8.26    $15.85    $11.80    $10.61    $ 9.59    $9.18    $6.72    $9.58    $10.47
Accumulation Unit value (end of
  period)..........................  $14.18    $11.49    $ 8.26    $15.85    $11.80    $10.61    $9.59    $9.18    $6.72    $ 9.58
Number of units outstanding (in
  000s) (end of period)............     210       239       106       158       177       203      219      248      171       222

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $11.52    $ 8.27    $15.88    $11.82    $10.63    $ 9.61    $9.20    $6.73    $9.60    $10.50
Accumulation Unit value (end of
  period)..........................  $14.21    $11.52    $ 8.27    $15.88    $11.82    $10.63    $9.61    $9.20    $6.73    $ 9.60
Number of units outstanding (in
  000s) (end of period)............     327       390       205       234       248       252      284      302      225       247
                                                                    ALGER SMALL CAP GROWTH--
                                                                        CLASS I-2 SHARES
                                     --------------------------------------------------------------------------------------
                                      2010      2009      2008      2007      2006      2005      2004      2003      2002
                                     ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $11.97    $ 8.33    $15.81    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49
Accumulation Unit value (end of
  period)..........................  $14.80    $11.97    $ 8.33    $15.81    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18
Number of units outstanding (in
  000s) (end of period)............     299       372       476       635       781       880       990     1,127     1,254

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $11.96    $ 8.33    $15.80    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49
Accumulation Unit value (end of
  period)..........................  $14.80    $11.96    $ 8.33    $15.80    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18
Number of units outstanding (in
  000s) (end of period)............     587       706       774       956     1,132     1,207     1,223     1,237     1,245
                                      ALGER
                                      SMALL
                                       CAP
                                     GROWT-
                                       H--
                                      CLASS
                                       I-2
                                     SHARES
                                     ------
                                      2001
                                     ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $12.20
Accumulation Unit value (end of
  period)..........................  $ 8.49
Number of units outstanding (in
  000s) (end of period)............   1,417

SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $12.20
Accumulation Unit value (end of
  period)..........................  $ 8.49
Number of units outstanding (in
  000s) (end of period)............   1,352




                                                                             CALVERT
                                                                             VP SRI
                                                                            BALANCED
                                                                            PORTFOLIO
                                     --------------------------------------------------------------------------------------
                                      2010      2009      2008      2007      2006      2005      2004      2003      2002
                                     ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $17.71    $14.32    $21.12    $20.82    $19.40    $18.60    $17.40    $14.78    $17.04
Accumulation Unit value (end of
  period)..........................  $19.59    $17.71    $14.32    $21.12    $20.82    $19.40    $18.60    $17.40    $14.78
Number of units outstanding (in
  000s) (end of period)............      49        55        69        87       108       134       172       195       179
SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $17.73    $14.34    $21.15    $20.85    $19.42    $18.62    $17.42    $14.79    $17.06
Accumulation Unit value (end of
  period)..........................  $19.62    $17.73    $14.34    $21.15    $20.85    $19.42    $18.62    $17.42    $14.79
Number of units outstanding (in
  000s) (end of period)............     154       177       191       214       253       274       300       303       306
                                                                                                                       DREY-
                                                                                                                      FUS IP
                                      CAL-                                                                             TECH-
                                      VERT                                                                            NOLOGY
                                     VP SRI                                                                           GROWT-
                                      BAL-                              COLUMBIA VARIABLE                               H--
                                      ANCED                                PORTFOLIO--                                 INI-
                                      PORT-                              SMALL CAP VALUE                               TIAL
                                      FOLIO                               FUND--CLASS 2                                CLASS
                                     ------    -------------------------------------------------------------------    ------
                                      2001      2010      2009      2008      2007      2006      2005     2004(C)     2010
                                     ------    ------    ------    ------    ------    ------    ------    -------    ------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $18.55    $10.91    $ 8.84    $12.47    $12.97    $11.01    $10.57     $10.00    $ 9.58
Accumulation Unit value (end of
  period)..........................  $17.04    $13.62    $10.91    $ 8.84    $12.47    $12.97    $11.01     $10.57    $12.29
Number of units outstanding (in
  000s) (end of period)............     205        73        92       117       138       169       102         13        71
SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $18.57    $10.91    $ 8.84    $12.47    $12.97    $11.01    $10.57     $10.00    $ 9.30
Accumulation Unit value (end of
  period)..........................  $17.06    $13.62    $10.91    $ 8.84    $12.47    $12.97    $11.01     $10.57    $11.93
Number of units outstanding (in
  000s) (end of period)............     317       125       140       147       178       199       148          2       213
                                                                         DREYFUS IP
                                                                         TECHNOLOGY
                                                                          GROWTH--
                                                                        INITIAL CLASS
                                     ----------------------------------------------------------------------------------
                                      2009     2008      2007      2006     2005     2004     2003     2002     2001(A)
                                     -----    ------    ------    -----    -----    -----    -----    ------    -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................  $6.16    $10.61    $ 9.37    $9.10    $8.88    $8.95    $6.01    $10.05     $10.00
Accumulation Unit value (end of
  period)..........................  $9.58    $ 6.16    $10.61    $9.37    $9.10    $8.88    $8.95    $ 6.01     $10.05
Number of units outstanding (in
  000s) (end of period)............     82        72       108      109      141      192      216        99         26
SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................  $5.98    $10.29    $ 9.09    $8.83    $8.62    $8.69    $5.83    $ 9.75     $10.00
Accumulation Unit value (end of
  period)..........................  $9.30    $ 5.98    $10.29    $9.09    $8.83    $8.62    $8.69    $ 5.83     $ 9.75
Number of units outstanding (in
  000s) (end of period)............    236       190       223      245      238      287      297       151         66



-------
(a) For the period July 6, 2001 (Commencement of operations in the Separate Account) through December 31, 2001.
(c) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                           FIDELITY(R)
                                                                               VIP
                                                                         CONTRAFUND(R)--
                                                                          INITIAL CLASS
                                ------------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $23.67    $17.67    $31.14    $26.82    $24.33    $21.07    $18.49    $14.58    $16.29    $18.81
Accumulation Unit value (end
  of period)..................  $27.38    $23.67    $17.67    $31.14    $26.82    $24.33    $21.07    $18.49    $14.58    $16.29
Number of units outstanding
  (in 000s) (end of period)...   1,001     1,168     1,436     1,758     2,074     2,341     2,497     2,584     2,741     3,054
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $23.21    $17.33    $30.54    $26.31    $23.86    $20.67    $18.13    $14.30    $15.98    $18.45
Accumulation Unit value (end
  of period)..................  $26.86    $23.21    $17.33    $30.54    $26.31    $23.86    $20.67    $18.13    $14.30    $15.98
Number of units outstanding
  (in 000s) (end of period)...   1,868     2,147     2,435     2,842     3,259     3,556     3,549     3,592     3,685     3,891
                                                                         FIDELITY(R) VIP
                                                                         EQUITY-INCOME--
                                                                          INITIAL CLASS
                                ------------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $16.26    $12.65    $22.35    $22.30    $18.80    $17.99    $16.34    $12.70    $15.49    $16.52
Accumulation Unit value (end
  of period)..................  $18.48    $16.26    $12.65    $22.35    $22.30    $18.80    $17.99    $16.34    $12.70    $15.49
Number of units outstanding
  (in 000s) (end of period)...     489       614       802     1,018     1,207     1,382     1,509     1,556     1,708     1,938
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $16.14    $12.56    $22.19    $22.14    $18.66    $17.86    $16.22    $12.61    $15.38    $16.39
Accumulation Unit value (end
  of period)..................  $18.35    $16.14    $12.56    $22.19    $22.14    $18.66    $17.86    $16.22    $12.61    $15.38
Number of units outstanding
  (in 000s) (end of period)...     861       978     1,111     1,365     1,526     1,698     1,735     1,716     1,721     1,831
                                                                 FIDELITY VIP
                                                                  MID CAP--
                                                               SERVICE CLASS 2
                                -----------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004     2003(B)
                                ------    ------    ------    ------    ------    ------    ------    -------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $16.73    $12.13    $20.35    $17.87    $16.11    $13.83    $11.24     $10.00
Accumulation Unit value (end
  of period)..................  $21.24    $16.73    $12.13    $20.35    $17.87    $16.11    $13.83     $11.24
Number of units outstanding
  (in 000s) (end of period)...     263       296       343       441       499       501       309         38
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $17.02    $12.34    $20.70    $18.18    $16.39    $14.07    $11.43     $10.00
Accumulation Unit value (end
  of period)..................  $21.60    $17.02    $12.34    $20.70    $18.18    $16.39    $14.07     $11.43
Number of units outstanding
  (in 000s) (end of period)...     560       576       634       740       811       702       361         30




                                                                           JANUS ASPEN
                                                                      BALANCED PORTFOLIO--
                                                                      INSTITUTIONAL SHARES
                                ------------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $26.87    $21.62    $26.03    $23.85    $21.83    $20.48    $19.12    $16.99    $18.39    $19.55
Accumulation Unit value (end
  of period)..................  $28.74    $26.87    $21.62    $26.03    $23.85    $21.83    $20.48    $19.12    $16.99    $18.39
Number of units outstanding
  (in 000s) (end of period)...     784       895     1,065     1,310     1,582     1,937     2,400     2,834     3,367     3,828

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $26.94    $21.68    $26.10    $23.92    $21.89    $20.54    $19.17    $17.03    $18.44    $19.60
Accumulation Unit value (end
  of period)..................  $28.82    $26.94    $21.68    $26.10    $23.92    $21.89    $20.54    $19.17    $17.03    $18.44
Number of units outstanding
  (in 000s) (end of period)...   1,583     1,776     1,987     2,342     2,742     3,136     3,625     4,035     4,269     4,437
                                                                           JANUS ASPEN
                                                                      WORLDWIDE PORTFOLIO--
                                                                      INSTITUTIONAL SHARES
                                ------------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004      2003      2002      2001
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $15.00    $11.03    $20.20    $18.67    $16.00    $15.31    $14.80    $12.10    $16.45    $21.49
Accumulation Unit value (end
  of period)..................  $17.15    $15.00    $11.03    $20.20    $18.67    $16.00    $15.31    $14.80    $12.10    $16.45
Number of units outstanding
  (in 000s) (end of period)...     757       895     1,045     1,301     1,550     2,010     2,646     3,265     3,867     4,559

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $15.03    $11.06    $20.24    $18.71    $16.03    $15.34    $14.83    $12.12    $16.48    $21.53
Accumulation Unit value (end
  of period)..................  $17.18    $15.03    $11.06    $20.24    $18.71    $16.03    $15.34    $14.83    $12.12    $16.48
Number of units outstanding
  (in 000s) (end of period)...   1,331     1,499     1,684     1,986     2,371     2,835     3,485     3,957     4,424     4,992




                                                                       MFS(R) INVESTORS
                                                                            TRUST
                                                                           SERIES--
                                                                        INITIAL CLASS
                                ---------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004     2003     2002     2001
                                ------    ------    ------    ------    ------    ------    -----    -----    -----    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $ 9.89    $ 7.89    $11.95    $10.98    $ 9.84    $ 9.29    $8.45    $7.01    $8.99    $10.83
Accumulation Unit value (end
  of period)..................  $10.84    $ 9.89    $ 7.89    $11.95    $10.98    $ 9.84    $9.29    $8.45    $7.01    $ 8.99
Number of units outstanding
  (in 000s) (end of period)...      50        66        76        92       111       135      155      175      193       240

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $10.16    $ 8.11    $12.28    $11.28    $10.12    $ 9.55    $8.69    $7.21    $9.24    $11.13
Accumulation Unit value (end
  of period)..................  $11.14    $10.16    $ 8.11    $12.28    $11.28    $10.12    $9.55    $8.69    $7.21    $ 9.24
Number of units outstanding
  (in 000s) (end of period)...      92       104       111       128       163       194      207      219      229       239
                                                                            MFS(R)
                                                                           RESEARCH
                                                                           SERIES--
                                                                         INITIAL CLASS
                                ----------------------------------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005      2004      2003     2002     2001
                                ------    ------    ------    ------    ------    ------    ------    -----    -----    ------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $10.71    $ 8.31    $13.17    $11.79    $10.81    $10.16    $ 8.89    $7.22    $9.69    $12.47
Accumulation Unit value (end
  of period)..................  $12.25    $10.71    $ 8.31    $13.17    $11.79    $10.81    $10.16    $8.89    $7.22    $ 9.69
Number of units outstanding
  (in 000s) (end of period)...      52        67        80       118       143       175       197      212      240       317

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $10.57    $ 8.20    $13.01    $11.64    $10.67    $10.03    $ 8.77    $7.13    $9.57    $12.31
Accumulation Unit value (end
  of period)..................  $12.09    $10.57    $ 8.20    $13.01    $11.64    $10.67    $10.03    $8.77    $7.13    $ 9.57
Number of units outstanding
  (in 000s) (end of period)...     113       130       155       181       210       277       291      289      306       349
                                                               MFS(R)
                                                             UTILITIES
                                                              SERIES--
                                                           SERVICE CLASS
                                -------------------------------------------------------------------
                                 2010      2009      2008      2007      2006      2005     2004(D)
                                ------    ------    ------    ------    ------    ------    -------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).......  $18.95    $14.45    $23.53    $18.69    $14.46    $12.57     $10.00
Accumulation Unit value (end
  of period)..................  $21.23    $18.95    $14.45    $23.53    $18.69    $14.46     $12.57
Number of units outstanding
  (in 000s) (end of period)...     521       656       797       959       752       653        143

SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).......  $19.45    $14.83    $24.16    $19.19    $14.85    $12.90     $10.00
Accumulation Unit value (end
  of period)..................  $21.80    $19.45    $14.83    $24.16    $19.19    $14.85     $12.90
Number of units outstanding
  (in 000s) (end of period)...     942     1,043     1,177     1,323     1,089       895        166



-------
(b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                                                                                   ROYCE
                                            NEUBERGER                                                            MICRO-CAP
                                              BERMAN                                       PIMCO REAL           PORTFOLIO--
                                           AMT MID-CAP                                RETURN PORTFOLIO--        INVESTMENT
                                    GROWTH PORTFOLIO--CLASS S                            ADVISOR CLASS             CLASS
               -------------------------------------------------------------------    -------------------    ----------------
                2010      2009      2008      2007      2006      2005     2004(d)          2010(G)           2010      2009
               ------    ------    ------    ------    ------    ------    -------          -------          ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.97    $10.01    $17.95    $14.88    $13.17    $11.76     $10.00           $10.00          $12.86    $ 8.25
Accumulation
  Unit value
  (end of
  period)....  $16.49    $12.97    $10.01    $17.95    $14.88    $13.17     $11.76           $10.31          $16.50    $12.86
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      51        49        59        68        41        40         18               76             126       124

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.37    $ 9.54    $17.11    $14.19    $12.56    $11.22     $10.00           $10.00          $12.90    $ 8.27
Accumulation
  Unit value
  (end of
  period)....  $15.72    $12.37    $ 9.54    $17.11    $14.19    $12.56     $11.22           $10.31          $16.54    $12.90
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      68        61        67        72        60        46         22              124             179       178
                               ROYCE                                              ROYCE
                             MICRO-CAP                                          SMALL-CAP
                            PORTFOLIO--                                        PORTFOLIO--
                             INVESTMENT                                         INVESTMENT
                               CLASS                                              CLASS
               -------------------------------------    ---------------------------------------------------------
                2008      2007      2006     2005(e)     2010      2009      2008      2007      2006     2005(e)
               ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.73    $14.35    $12.01     $10.00    $11.19    $ 8.38    $11.66    $12.07    $10.59     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 8.25    $14.73    $14.35     $12.01    $13.31    $11.19    $ 8.38    $11.66    $12.07     $10.59
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     146       164       122         26       105       109       114       118       117         50

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.76    $14.38    $12.04     $10.00    $11.88    $ 8.90    $12.38    $12.82    $11.24     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 8.27    $14.76    $14.38     $12.04    $14.13    $11.88    $ 8.90    $12.38    $12.82     $11.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     168       189       169         26       175       169       178       142       133         61




                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2009
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $13.49
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $22.61
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       380

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $13.59
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $22.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       601
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2008
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $31.50
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $13.49
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       430

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $31.74
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $13.59
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       624
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2007
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $22.72
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $31.50
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       551

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $22.90
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $31.74
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       716
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2006
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $16.79
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $22.72
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       565

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $16.91
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $22.90
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       756
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2005
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $12.70
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $16.79
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       547

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $12.80
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $16.91
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       709
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2004
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $10.45
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $12.70
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       472

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $10.53
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $12.80
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       651
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                                PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                             CLASS I
               ------------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2003
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $ 7.08
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $10.45
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333       564

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $ 7.13
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $10.53
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538       642
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                               PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                            CLASS I
               ------------------------------------------------------------------------------------------------    ---------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2002
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    -----
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $7.87
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $7.08
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333      558

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $7.93
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $7.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538      676
                                                                                                                     UIF EMERGING
                                                                                                                    MARKETS EQUITY
                                                         T. ROWE PRICE                                               PORTFOLIO--
                                                    EQUITY INCOME PORTFOLIO                                            CLASS I
               ------------------------------------------------------------------------------------------------    ---------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002      2001      2010      2001
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    -----

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $22.61    $8.53
Accumulation
  Unit value
  (end of
  period)....  $15.23    $13.41    $10.82    $17.16    $16.83    $14.33    $13.97    $12.32    $ 9.94    $11.59    $26.57    $7.87
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     485       557       682       917     1,062     1,186     1,143     1,007       982       950       333      611

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $22.78    $8.59
Accumulation
  Unit value
  (end of
  period)....  $15.35    $13.52    $10.90    $17.29    $16.96    $14.44    $14.08    $12.41    $10.02    $11.68    $26.77    $7.93
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     896       991     1,124     1,385     1,502     1,557     1,355     1,014       853       815       538      694




                                                                                                                     VICTORY VIF
                                                           VAN ECK                                                   DIVERSIFIED
                                                          VIP GLOBAL                                                   STOCK--
                                                         HARD ASSETS                                               CLASS A SHARES
               -----------------------------------------------------------------------------------------------    ----------------
                2010      2009      2008      2007      2006      2005      2004      2003      2002     2001      2010      2009
               ------    ------    ------    ------    ------    ------    ------    ------    -----    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $32.84    $21.12    $39.72    $27.68    $22.53    $15.05    $12.30    $ 8.59    $8.95    $10.13    $10.84    $ 8.64
Accumulation
  Unit value
  (end of
  period)....  $41.90    $32.84    $21.12    $39.72    $27.68    $22.53    $15.05    $12.30    $8.59    $ 8.95    $12.02    $10.84
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     329       383       412       475       455       354       159       105      113        50        38        51

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $33.36    $21.45    $40.34    $28.12    $22.88    $15.28    $12.49    $ 8.72    $9.09    $10.29    $11.14    $ 8.88
Accumulation
  Unit value
  (end of
  period)....  $42.56    $33.36    $21.45    $40.34    $28.12    $22.88    $15.28    $12.49    $8.72    $ 9.09    $12.35    $11.14
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     478       539       558       597       589       483       212       124      132        52        85        95
                                 VICTORY VIF
                                 DIVERSIFIED
                                   STOCK--
                                CLASS A SHARES
               -----------------------------------------------
                2008      2007      2006      2005     2004(D)
               ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.09    $12.98    $11.57    $10.78     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 8.64    $14.09    $12.98    $11.57     $10.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      64        87        91        64         22

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.48    $13.34    $11.89    $11.07     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 8.88    $14.48    $13.34    $11.89     $11.07
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     119       110       108       104         24



-------
(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(g) For the period May 1, 2010 (commencement of operations in the Separate Account) through December 31, 2010.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $110.3 billion at the end of 2010. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

     Separate Accounts-I and II currently have 42 Investment Divisions which are available under the policy; Separate Account-III currently has 68 Investment Divisions, 41 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS
MainStay VP Funds      New York Life          MainStay VP Bond;
Trust                  Investment             MainStay VP Cash Management;
                       Management LLC         MainStay VP Conservative Allocation;
                                              MainStay VP Floating Rate;
                                              MainStay VP Growth Allocation;
                                              MainStay VP Moderate Allocation;
                                              MainStay VP Moderate Growth Allocation;

                       Subadviser: MacKay     MainStay VP Convertible;
                       Shields LLC            Mainstay VP Flexible Bond Opportunities;
                       ("MacKay")             MainStay VP Government;
                                              MainStay VP High Yield Corporate Bond;
                                              MainStay VP International Equity;

                       Subadvisor: Madison    MainStay VP Balanced;
                       Square Investors LLC   MainStay VP Common Stock;
                                              MainStay VP Growth Equity;
                                              MainStay VP Mid Cap Core;
                                              MainStay VP S&P 500 Index;

                       Subadviser:            MainStay VP ICAP Select Equity
                       Institutional Capital
                       LLC

                       Subadviser: Winslow    MainStay VP Large Cap Growth
                       Capital Management,
                       Inc.

                       Subadvisers: Epoch     MainStay VP Income Builder
                       Investment Partners,
                       Inc. ("Epoch") and
                       MacKay

                       Subadviser: Epoch      MainStay VP U.S. Small Cap
The Alger Portfolios   Fred Alger             Alger Small Cap Growth*
                       Management, Inc.
BlackRock Variable     BlackRock Advisors,    BlackRock Global Allocation V.I. Fund
  Series Funds, Inc.   LLC
                       Subadvisers:
                       BlackRock Investment
                       Management, LLC and
                       BlackRock
                       International Limited

--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS

Calvert Variable       Calvert Investment     Calvert VP SRI Balanced Portfolio
  Series, Inc.         Management, Inc.
                       Subadviser (equity
                       portion):
                       New Amsterdam
                       Partners LLC
                       (Calvert manages
                       fixed income portion)
Columbia Funds         Columbia Management    Columbia Variable Portfolio--Small Cap
Variable               Investment Advisers,   Value Fund
Insurance Trust        LLC
Dreyfus Investment     The Dreyfus            Dreyfus IP Technology Growth
  Portfolios           Corporation
Fidelity(R) Variable   Fidelity Management    Fidelity(R) VIP Contrafund(R)
Insurance              and Research Company   Fidelity(R) VIP Equity-Income
Products Fund          ("FMR")                Fidelity(R) VIP Mid Cap
                       Subadvisers: FMR Co.,
                       Inc.
                       ("FMRC") and other
                       affiliates of FMR
Janus Aspen Series     Janus Capital          Janus Aspen Balanced Portfolio;
                       Management LLC         Janus Aspen Worldwide Portfolio
MFS(R) Variable        Massachusetts          MFS(R) Investors Trust Series;
Insurance              Financial Services     MFS(R) Research Series;
Trust                  Company ("MFS")        MFS(R) Utilities Series
Neuberger Berman       Neuberger Berman       Neuberger Berman AMT Mid-Cap Growth
Advisers Management    Management LLC         Portfolio
Trust                  Subadviser: Neuberger
                       Berman LLC
PIMCO Variable         Pacific Investment     PIMCO Real Return Portfolio
Insurance Trust        Management Company
                       LLC ("PIMCO")
The Royce Capital      Royce & Associates,    Royce Micro-Cap Portfolio
Fund                   LLC                    Royce Small-Cap Portfolio
T. Rowe Price Equity   T. Rowe Price          T. Rowe Price Equity Income Portfolio II
Series, Inc.           Associates, Inc.
The Universal          Morgan Stanley         UIF Emerging Markets Equity Portfolio
Institutional Funds,   Investment Management
Inc.                   Inc.
                       Subadvisers: Morgan
                       Stanley Investment
                       Management Limited
                       and Morgan Stanley
                       Investment Management
                       Company
Van Eck VIP Trust      Van Eck Associates     Van Eck VIP Global Hard Assets
                       Corporation
Victory Variable       Victory Capital        Victory VIF Diversified Stock
Insurance              Management, Inc.
Funds




*    No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all
     Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.


     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund's website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine in Our sole discretion that marketing, tax, investment, or other conditions so warrant. We will make new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Flexible Premium Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following charts outline some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

     Only the following four products are available for new sales in most jurisdictions.

--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                     PREMIER PLUS              PREMIER            COMPLETE ACCESS       FLEXIBLE PREMIUM
                                   VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY      VARIABLE ANNUITY II
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 7%,   7 Years (8%, 7%, 6%,           None           9 Years (7%, 7%, 7%,
                                    6%, 5%, 4%, 3%,       5%, 4%, 3%, 2% --                            6%, 5%, 4%, 3%, 2%,
                                  2% -- based on each       based on each                                1% -- based on
                                    premium payment        premium payment                                policy date)
                                         date)                  date)
--------------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan                   Yes (6 month           Yes (6 month                No                     No
                                       account)               account)
--------------------------------------------------------------------------------------------------------------------------
Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------
Premium Credit                            Yes                    No                     No                     No
--------------------------------------------------------------------------------------------------------------------------
Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------
Annual Death Benefit Reset       Ages 65 or             Ages 65 or             Ages 65 or             Ages 65 or
Rider (ADBR) Charge              Younger: 0.30%         Younger: 0.30%         Younger: 0.30%         Younger: 0.30%
                                 Ages 66-75: 0.35%      Ages 66-75: 0.35%      Ages 66-75: 0.35%      Ages 66-75: 0.35%
--------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk and   Accumulation Value     Accumulation Value     Accumulation Value     Accumulation Value
Administration Costs Charge      Based: 1.65%(1)        Based: 1.35%(1)        Based: 1.65%(1)        Based: 1.40%(1)
                                 Premium Based:         Premium Based:                                Premium Based:
                                 1.75%(2)               1.55%(2)                                      1.60%(2)
--------------------------------------------------------------------------------------------------------------------------
Annual Policy Service Charge              $30                    $30                    $40                    $30
--------------------------------------------------------------------------------------------------------------------------
Minimum Cash Value Required to         $100,000               $100,000               $100,000                $50,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------


    All policies and features may not be available in all jurisdictions.
(1) Charge is reflected in the Accumulation Unit Value.
(2) Charge is not reflected in the Accumulation Unit Value.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) Code Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403(b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, SEP IRA's and SIMPLE IRAs

     (3) Section 457 Deferred Compensation Plans.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 42 Investment Divisions, 41 of which are available to all policyholders, as well as the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for TSAs, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

          (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as We may permit at any time. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     TAX-FREE SECTION 1035 EXCHANGES

     Subject to certain restrictions, you can make a tax-free exchange under
Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

     - you might have to pay a withdrawal charge on your previous contract,

     - there may be a new withdrawal charge period for this Contract,

     - other charges under this Contract may be higher (or lower),

     - the benefits may be different,

     - you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

     - access to your cash value following a partial exchange may be subject to tax-related limitations.

     If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10 percent federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISOR TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us, at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

          - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

              a) impeding a portfolio manager's ability to sustain an investment objective;

              b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

              c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     SPECULATIVE INVESTING

     Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

     VIRTUAL SERVICE CENTER (VSC) AND INTERACTIVE VOICE RESPONSE SYSTEM (IVR)

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          -- e-mail your registered representative or VPSC;

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments;

          -- reset your password;

          -- change your address;

          -- obtain service forms;

          -- view and download policy statements; and

          -- Modify an existing Automatic Asset Reallocation arrangement.

     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments; and

          -- speak with one of Our Customer Service Representatives on Business
             Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     REGISTERED REPRESENTATIVE ACTIONS

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.

     NYLIAC does not permit current or former registered representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these registered representatives will be limited to accessing policy information only.

     You may authorize Us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Allocation (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your fund transfer and premium allocation changes. To authorize the registered representative(s) or the registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

     Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

----------------------------------------------------------
            AMOUNT      ACCUMULATION    ACCUMULATION UNITS
MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
----------------------------------------------------------
  1          $100          $10.00              10.00
  2          $100          $ 8.00              12.50
  3          $100          $12.50               8.00
  4          $100          $ 7.50              13.33
==========================================================
Total        $400          $38.00              43.83


                   The average unit price is calculated as follows:

Total share price          $38.00
-----------------     =    ------    =    $9.50
 Number of months             4


                   The average unit cost is calculated as follows:

Total amount transferred          $400.00
------------------------     =    -------    =    $9.13
  Total units purchased            43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION

     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You may modify an existing Automatic Asset Reallocation Option by contacting Us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

     You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you may send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. However, you have the option of alternating between these two features. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.

     INTEREST SWEEP

     This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).

     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as We may determine.

     To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus, VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). Unless We notify you otherwise, We will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after We receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 in this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE QUESTION 16 IN THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

POLICY YEAR                                                         CHARGE
-----------                                                         ------
 1................................................................    7%
 2................................................................    7%
 3................................................................    7%
 4................................................................    6%
 5................................................................    5%
 6................................................................    4%
 7................................................................    3%
 8................................................................    2%
 9................................................................    1%
10+...............................................................    0


     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments; and

     (i) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     For policies investing in Separate Account III, We deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. Your requested partial withdrawal will be effective on the date we receive your written request. However, if the day we receive your request is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, We reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     Also note that partial withdrawal requests for amounts greater than $25,000, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed requests are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed partial withdrawal requests or e-mails of imaged, signed requests.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If We agree, you may defer the Annuity Commencement Date to a later date provided that We receive written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. THIS FEATURE IS ONLY AVAILABLE FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III.

     In states where approved, We recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and
(b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:
(a) Accumulation Value   =    $175,000
(b) Premium payments
    less any partial
    withdrawals; or      =    $180,000 ($200,000 - $20,000)
(c) Reset value
    (Accumulation Value
    on third Policy
    Anniversary)         =    $220,000



     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, We will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if We agree to it, at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment Option, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

     Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options We may offer. Under a partial annuitization, the policy's Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy's Accumulation Value, except that surrender charges will not be assessed. (See "FEDERAL TAX MATTERS.")

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See "FEDERAL TAX MATTERS--3.8 Percent Tax on Certain Investment Income.")

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

            (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

            (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

            (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) TSA policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan payments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

     RIDERS

     At no additional charge, We include three riders under the policy: A Living Needs Benefit/Unemployment Rider (available in jurisdictions where approved on and after May 1, 2010), an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, and a Living Needs Benefit rider, for all types of policies. The combination Living Needs Benefit/Unemployment Rider will replace both the Living Needs Benefit Rider and Unemployment Benefit Rider in jurisdictions where approved on and after May 1, 2010. As described below, these riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your state. Please note that benefits under the riders are payable from NYLIAC's general account and are subject to the claims paying ability of NYLIAC.

     (a) Living Needs Benefit/Unemployment Rider

     In jurisdictions where approved, this rider will replace both the Living Needs Benefit Rider and the Unemployment Benefit Rider for policies purchased on and after May 1, 2010. Please contact your registered representative to determine the availability of this rider. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the "Living Needs Benefit Rider" and the Unemployment and disability portions of the rider are not available. In New York, the rider is named "Waiver Of Surrender Charges For Living Needs Qualifying Events" and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the "Living Needs Benefit Rider" and the Unemployment portion of the rider is not available.

     You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

     The types of Qualifying Events are defined as follows:

          Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

          Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

          Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

          Unemployment: A determination letter from the applicable state's Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

     A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

     You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to Us at VPSC at one of the addresses listed in question 15 of this Prospectus. There is no additional charge for this rider.

     (b) Living Needs Benefit Rider

     The Living Needs Benefit Rider will be available in jurisdictions where the Living Needs Benefit/Unemployment Rider is not available. If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.

     (c) Unemployment Benefit Rider

     The Unemployment Benefit Rider will be available in jurisdictions where the Living Needs Benefit/Unemployment Rider is not available. For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT AT ISSUE                        APPLICABLE PERCENTAGES
---------------------                        ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy
     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant's life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the "investment in the contract" will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designed beneficiary (5) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     3.8 PERCENT TAX ON CERTAIN INVESTMENT INCOME

     Beginning in 2013, in general, a tax of 3.8 percent will apply to net investment income ("NII") received by an individual taxpayer to the extent his or her modified adjusted gross income ("MAGI") exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan). Such income (as well as gross income from tax qualified plans) will also increase a taxpayer's MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. The IRS and the Treasury Department have not yet provided guidance regarding this new tax. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received under this annuity contract.

     PARTIAL SECTION 1035 EXCHANGES

     Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided certain requirements are met. Under this IRS guidance, no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception. If a partial exchange does not meet applicable IRS requirements, it will not be treated as a tax-free transaction and will instead be treated as a distribution (taxable on an income-first basis) followed by a payment for the new contract.

     This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy, and, in fact, the IRS has not yet provided any guidance with respect to such exchanges. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within one year of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 12-month rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISOR TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

     Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2011 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2011 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified

Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by registered representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a broker-dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

     The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:

     For the years ended December 31, 2010, 2009 and 2008, NYLIAC paid commissions of $2,290,990, $1,751,221 and $2,027,366, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III:

     For the years ended December 31, 2010, 2009 and 2008, NYLIAC paid commissions of $7,125,112, $5,505,961 and $7,282,858, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents.

     NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                 PAGE
                                                                                 ----
THE POLICIES...................................................................     2
  Valuation of Accumulation Units..............................................     2
ANNUITY PAYMENTS...............................................................     2
GENERAL MATTERS................................................................     2
FEDERAL TAX MATTERS............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation..................     3
  Tax Status of the Policies...................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.........................................     4
STATE REGULATION...............................................................     4
RECORDS AND REPORTS............................................................     4
LEGAL PROCEEDINGS..............................................................     5
FINANCIAL STATEMENTS...........................................................     5
OTHER INFORMATION..............................................................     5
FINANCIAL STATEMENTS...........................................................   F-1



         How to obtain a New York Life Flexible Premium Variable Annuity
                      Statement of Additional Information.

               The New York Life Flexible Premium Variable Annuity
Statement of Additional Information is posted on Our website,
                              www.newyorklife.com.
For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------
  Please send me a New York Life Flexible Premium Variable Annuity Statement of
                    Additional Information dated May 1, 2011:

   ---------------------------------------------------------------------------
Name

   ---------------------------------------------------------------------------
Address

   ---------------------------------------------------------------------------
City                                  State                      Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2011
                                       FOR
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2011. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in the SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

            (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

            (2) the per share amount of any dividend or capital gain
                distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

        b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

        c = a factor representing the charges deducted from the applicable
            Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitants's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policyowner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law), the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO

SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2010 and 2009, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2010 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Accounts' statement of assets and liabilities as of December 31, 2010 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2009

                    to the Prospectuses dated May 1, 2009 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2009 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

                              FINANCIAL STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $2,764,045        $15,833,030       $11,281,585
  Dividends due and accrued.......              --                 --                88
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........         (35,164)           (40,475)          (36,765)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................              91                519             1,102
     Administrative charges.......               8                 43                93
                                        ----------        -----------       -----------
       Total net assets...........      $2,728,782        $15,791,993       $11,243,713
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $2,728,782        $15,791,993       $11,243,713
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    11.58        $     21.54       $      1.42
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $2,784,497        $15,025,820       $11,282,680
                                        ==========        ===========       ===========








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $68,020,555       $27,863,730       $36,688,299
  Dividends due and accrued.......               --                --                --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........          (13,661)         (105,905)          (91,390)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................            2,235               914             1,208
     Administrative charges.......              186                76               101
                                        -----------       -----------       -----------
       Total net assets...........      $68,004,473       $27,756,835       $36,595,600
                                        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $68,004,473       $27,756,835       $36,595,600
                                        ===========       ===========       ===========
     Variable accumulation unit
       value......................      $     30.75       $     13.67       $     25.99
                                        ===========       ===========       ===========
Identified Cost of Investment.....      $65,786,028       $28,372,341       $37,793,213
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                          MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH
      COMMON STOCK--     ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $24,607,682       $7,580,207        $10,325,318       $4,756,035        $15,122,606       $2,884,875        $42,568,988
                 --               --                 --           17,522                 --               --                 --

            (11,329)              --                 (1)          (1,280)           (15,146)              --            (12,180)


                810              249                340              157                495               95              1,401
                 67               21                 28               13                 41                8                117
        -----------       ----------        -----------       ----------        -----------       ----------        -----------
        $24,595,476       $7,579,937        $10,324,949       $4,772,107        $15,106,924       $2,884,772        $42,555,290
        ===========       ==========        ===========       ==========        ===========       ==========        ===========

        $24,595,476       $7,579,937        $10,324,949       $4,772,107        $15,106,924       $2,884,772        $42,555,290
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $     27.49       $    11.96        $     24.96       $    11.33        $     21.26       $    10.41        $     23.14
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $29,112,378       $6,896,282        $ 8,875,982       $4,425,462        $14,849,822       $3,048,089        $53,206,488
        ===========       ==========        ===========       ==========        ===========       ==========        ===========







                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $ 8,888,995       $3,443,239        $8,411,490        $7,586,321        $7,831,994        $47,372,463       $2,984,297
                 --               --                --                --                --                 --               --

             (2,804)         (11,002)               20            (6,572)               (6)           (46,164)              (2)


                291              113               278               249               257              1,558               99
                 24                9                23                21                21                130                8
        -----------       ----------        ----------        ----------        ----------        -----------       ----------
        $ 8,885,876       $3,432,115        $8,411,209        $7,579,479        $7,831,710        $47,324,611       $2,984,188
        ===========       ==========        ==========        ==========        ==========        ===========       ==========

        $ 8,885,876       $3,432,115        $8,411,209        $7,579,479        $7,831,710        $47,324,611       $2,984,188
        ===========       ==========        ==========        ==========        ==========        ===========       ==========
        $     22.58       $    15.32        $    16.66        $    11.52        $    11.09        $     30.49       $    14.18
        ===========       ==========        ==========        ==========        ==========        ===========       ==========
        $10,436,969       $2,913,787        $6,916,611        $6,878,846        $7,685,820        $46,626,687       $2,228,723
        ===========       ==========        ==========        ==========        ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                             COLUMBIA
                                           ALGER                             SMALL CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

ASSETS:
  Investment at net asset value...      $4,417,531        $  959,069         $995,770
  Dividends due and accrued.......              --                --               --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........          (6,693)          (23,239)              --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
     charges......................             146                32               33
     Administrative charges.......              12                 3                3
                                        ----------        ----------         --------

       Total net assets...........      $4,410,680        $  935,795         $995,734
                                        ==========        ==========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $4,410,680        $  935,795         $995,734
                                        ==========        ==========         ========
     Variable accumulation unit
     value........................      $    14.80        $    19.59         $  13.62
                                        ==========        ==========         ========

Identified Cost of Investment.....      $3,339,693        $1,017,911         $820,476
                                        ==========        ==========         ========







                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--          SERIES--         PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

ASSETS:
  Investment at net asset value...       $642,390         $11,054,717        $848,809
  Dividends due and accrued.......             --                  --              --
  Net receivable (payable) to New
     York Life Insurance and
     Annuity Corporation..........           (350)                  7              --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
     charges......................             21                 363              28
     Administrative charges.......              2                  30               2
                                         --------         -----------        --------

       Total net assets...........       $642,017         $11,054,331        $848,779
                                         ========         ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......       $642,017         $11,054,331        $848,779
                                         ========         ===========        ========
     Variable accumulation unit
     value........................       $  12.25         $     21.23        $  16.49
                                         ========         ===========        ========

Identified Cost of Investment.....       $585,860         $12,350,293        $743,787
                                         ========         ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN
        DREYFUS IP                                VIP               VIP            BALANCED          WORLDWIDE      MFS(R) INVESTORS
        TECHNOLOGY       FIDELITY(R) VIP        EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------


         $876,640          $27,402,247        $ 9,030,027       $5,589,510        $22,528,435       $12,979,520         $540,421
               --                   --                 --               --                 --                --               --

               --               (8,392)            (8,477)              (2)            35,164            (2,244)              --



               29                  901                297              184                740               427               18
                2                   75                 25               15                 62                36                1
         --------          -----------        -----------       ----------        -----------       -----------         --------

         $876,609          $27,392,879        $ 9,021,228       $5,589,309        $22,562,797       $12,976,813         $540,402
         ========          ===========        ===========       ==========        ===========       ===========         ========


         $876,609          $27,392,879        $ 9,021,228       $5,589,309        $22,562,797       $12,976,813         $540,402
         ========          ===========        ===========       ==========        ===========       ===========         ========
         $  12.29          $     27.38        $     18.48       $    21.24        $     28.74       $     17.15         $  10.84
         ========          ===========        ===========       ==========        ===========       ===========         ========

         $592,717          $31,252,549        $11,129,938       $5,135,749        $19,264,324       $14,563,370         $525,480
         ========          ===========        ===========       ==========        ===========       ===========         ========








                                                                                                                         VICTORY
                                             ROYCE SMALL-                                                                  VIF
        PIMCO REAL                                CAP             T. ROWE        UIF EMERGING                          DIVERSIFIED
          RETURN         ROYCE MICRO-CAP      PORTFOLIO--      PRICE EQUITY     MARKETS EQUITY      VAN ECK VIP          STOCK--
        PORTFOLIO--        PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--       GLOBAL HARD          CLASS A
       ADVISOR CLASS    INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
      ------------------------------------------------------------------------------------------------------------------------------


         $785,212          $2,080,304         $1,399,396        $7,382,389        $8,861,405        $13,793,517         $454,921
              717                  --                 --                --                --                 --               --

           42,655                  --             (2,729)               --                (7)                13               --



               26                  68                 46               243               290                452               15
                2                   6                  4                20                24                 38                1
         --------          ----------         ----------        ----------        ----------        -----------         --------

         $828,556          $2,080,230         $1,396,617        $7,382,126        $8,861,084        $13,793,040         $454,905
         ========          ==========         ==========        ==========        ==========        ===========         ========


         $828,556          $2,080,230         $1,396,617        $7,382,126        $8,861,084        $13,793,040         $454,905
         ========          ==========         ==========        ==========        ==========        ===========         ========
         $  10.31          $    16.50         $    13.31        $    15.23        $    26.57        $     41.90         $  12.02
         ========          ==========         ==========        ==========        ==========        ===========         ========

         $793,342          $1,751,298         $1,173,970        $8,291,528        $9,307,992        $11,827,183         $480,111
         ========          ==========         ==========        ==========        ==========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010






                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................       $  32,548        $   506,398      $      2,338
  Mortality and expense risk
     charges......................         (32,315)          (195,051)         (160,179)
  Administrative charges..........          (2,693)           (16,254)          (13,348)
                                         ---------        -----------      ------------
       Net investment income
          (loss)..................          (2,460)           295,093          (171,189)
                                         ---------        -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         744,949          3,763,937        10,822,730
  Cost of investments sold........        (800,429)        (3,475,700)      (10,822,721)
                                         ---------        -----------      ------------
       Net realized gain (loss) on
          investments.............         (55,480)           288,237                 9
  Realized gain distribution
     received.....................              --            210,490                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         360,592            199,745            (1,235)
                                         ---------        -----------      ------------
       Net gain (loss) on
          investments.............         305,112            698,472            (1,226)
                                         ---------        -----------      ------------
          Net increase (decrease)
            in net assets
            resulting from
            operations............       $ 302,652        $   993,565      $   (172,415)
                                         =========        ===========      ============






                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 3,885,659       $   221,623       $ 1,092,602
  Mortality and expense risk
     charges......................         (801,777)         (325,751)         (431,871)
  Administrative charges..........          (66,815)          (27,146)          (35,989)
                                        -----------       -----------       -----------
       Net investment income
          (loss)..................        3,017,067          (131,274)          624,742
                                        -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        8,960,803         5,178,475         6,534,224
  Cost of investments sold........       (9,047,830)       (6,468,549)       (9,553,246)
                                        -----------       -----------       -----------
       Net realized gain (loss) on
          investments.............          (87,027)       (1,290,074)       (3,019,022)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        4,164,743         5,567,494         6,876,709
                                        -----------       -----------       -----------
       Net gain (loss) on
          investments.............        4,077,716         4,277,420         3,857,687
                                        -----------       -----------       -----------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $ 7,094,783       $ 4,146,146       $ 4,482,429
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







        MAINSTAY VP        MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
          COMMON          CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
          STOCK--         ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   376,778        $   156,092        $   277,117       $   175,746       $   520,177        $  27,002        $    211,070
           (290,243)           (81,717)          (118,557)          (55,781)         (204,815)         (32,385)           (497,046)
            (24,187)            (6,810)            (9,880)           (4,648)          (17,068)          (2,699)            (41,420)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
             62,348             67,565            148,680           115,317           298,294           (8,082)           (327,396)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------


          4,461,635          1,904,118          2,058,201         1,405,770         4,637,955          640,666           7,453,712
         (7,522,606)        (1,987,992)        (2,113,722)       (1,503,453)       (4,204,373)        (799,890)        (12,390,845)
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
         (3,060,971)           (83,874)           (55,521)          (97,683)          433,582         (159,224)         (4,937,133)
                 --                 --                 --                --           248,957               --                  --


          5,467,008            690,108          1,378,927           273,256          (285,046)         519,161           9,374,708
        -----------        -----------        -----------       -----------       -----------        ---------        ------------
          2,406,037            606,234          1,323,406           175,573           397,493          359,937           4,437,575
        -----------        -----------        -----------       -----------       -----------        ---------        ------------

        $ 2,468,385        $   673,799        $ 1,472,086       $   290,890       $   695,787        $ 351,855        $  4,110,179
        ===========        ===========        ===========       ===========       ===========        =========        ============






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
       INTERNATIONAL        LARGE CAP           MID CAP          MODERATE           GROWTH            S&P 500          U.S. SMALL
         EQUITY--           GROWTH--            CORE--         ALLOCATION--      ALLOCATION--         INDEX--             CAP--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   283,884        $        --        $    27,177       $   142,212       $    99,288       $   806,070         $   1,398
           (107,377)           (39,817)           (93,712)          (90,311)          (86,335)         (551,105)          (32,247)
             (8,948)            (3,318)            (7,809)           (7,526)           (7,195)          (45,925)           (2,687)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
            167,559            (43,135)           (74,344)           44,375             5,758           209,040           (33,536)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------

          1,843,285          1,175,855          1,526,283         2,247,175         1,025,178         7,528,037           604,535
         (2,141,490)        (1,061,447)        (2,174,601)       (2,611,370)       (1,240,227)       (9,507,949)         (944,877)
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
           (298,205)           114,408           (648,318)         (364,195)         (215,049)       (1,979,912)         (340,342)
                 --                 --                 --                --                --                --                --

            415,684            384,574          2,272,083         1,075,469         1,082,312         7,459,860           946,608
        -----------        -----------        -----------       -----------       -----------       -----------         ---------
            117,479            498,982          1,623,765           711,274           867,263         5,479,948           606,266
        -----------        -----------        -----------       -----------       -----------       -----------         ---------

        $   285,038        $   455,847        $ 1,549,421       $   755,649       $   873,021       $ 5,688,988         $ 572,730
        ===========        ===========        ===========       ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                                                             COLUMBIA
                                           ALGER                             SMALL CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $       --         $  13,086         $  11,637
  Mortality and expense risk
     charges......................         (50,598)          (11,190)          (12,157)
  Administrative charges..........          (4,217)             (933)           (1,013)
                                        ----------         ---------         ---------
       Net investment income
          (loss)..................         (54,815)              963            (1,533)
                                        ----------         ---------         ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................       1,087,196           193,145           459,237
  Cost of investments sold........        (700,395)         (220,175)         (625,673)
                                        ----------         ---------         ---------
       Net realized gain (loss) on
          investments.............         386,801           (27,030)         (166,436)
  Realized gain distribution
     received.....................              --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         563,843           120,851           377,192
                                        ----------         ---------         ---------
       Net gain (loss) on
          investments.............         950,644            93,821           210,756
                                        ----------         ---------         ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............      $  895,829         $  94,784         $ 209,223
                                        ==========         =========         =========







                                                                             NEUBERGER
                                                                            BERMAN AMT
                                          MFS(R)            MFS(R)            MID-CAP
                                         RESEARCH          UTILITIES          GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................       $   6,152        $   352,074        $      --
  Mortality and expense risk
     charges......................          (7,777)          (134,362)          (9,048)
  Administrative charges..........            (648)           (11,197)            (754)
                                         ---------        -----------        ---------
       Net investment income
          (loss)..................          (2,273)           206,515           (9,802)
                                         ---------        -----------        ---------

REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         193,847          3,056,921          293,896
  Cost of investments sold........        (168,506)        (3,859,114)        (343,910)
                                         ---------        -----------        ---------
       Net realized gain (loss) on
          investments.............          25,341           (802,193)         (50,014)
  Realized gain distribution
     received.....................              --                 --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............          58,831          1,792,632          242,129
                                         ---------        -----------        ---------
       Net gain (loss) on
          investments.............          84,172            990,439          192,115
                                         ---------        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting from
            operations............       $  81,899        $ 1,196,954        $ 182,313
                                         =========        ===========        =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES









                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
      INITIAL SHARES      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------


         $      --         $   314,013        $   155,262       $     6,083       $   633,919       $    76,832         $   7,356
            (8,881)           (314,936)          (109,240)          (61,070)         (276,117)         (152,807)           (6,924)
              (740)            (26,245)            (9,103)           (5,089)          (23,010)          (12,734)             (577)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
            (9,621)            (27,168)            36,919           (60,076)          334,792           (88,709)             (145)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------


           317,882           4,884,830          2,281,400         1,243,492         4,116,479         2,474,773           173,076
          (320,340)         (4,625,164)        (3,179,379)       (1,449,878)       (3,470,271)       (3,940,779)         (154,110)
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
            (2,458)            259,666           (897,979)         (206,386)          646,208        (1,466,006)           18,966
                --              11,385                 --            16,824                --                --                --

           193,273           3,561,996          1,956,717         1,479,055           559,658         3,262,890            28,291
         ---------         -----------        -----------       -----------       -----------       -----------         ---------
           190,815           3,833,047          1,058,738         1,289,493         1,205,866         1,796,884            47,257
         ---------         -----------        -----------       -----------       -----------       -----------         ---------

         $ 181,194         $ 3,805,879        $ 1,095,657       $ 1,229,417       $ 1,540,658       $ 1,708,175         $  47,112
         =========         ===========        ===========       ===========       ===========       ===========         =========






                                                                                      UIF
        PIMCO REAL            ROYCE              ROYCE            T. ROWE          EMERGING                              VICTORY
          RETURN            MICRO-CAP          SMALL-CAP           PRICE            MARKETS           VAN ECK              VIF
        PORTFOLIO--        PORTFOLIO--        PORTFOLIO--         EQUITY            EQUITY          VIP GLOBAL         DIVERSIFIED
          ADVISOR          INVESTMENT         INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
         CLASS(A)             CLASS              CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
------------------------------------------------------------------------------------------------------------------------------------


         $  2,974           $  33,469          $   1,495        $   133,977       $    51,328       $    43,760         $   3,392
           (3,371)            (20,384)           (15,563)           (85,146)          (98,749)         (142,653)           (5,712)
             (281)             (1,699)            (1,297)            (7,096)           (8,229)          (11,888)             (476)
         --------           ---------          ---------        -----------       -----------       -----------         ---------
             (678)             11,386            (15,365)            41,735           (55,650)         (110,781)           (2,796)
         --------           ---------          ---------        -----------       -----------       -----------         ---------



           68,578             262,207            338,966          1,215,111         1,802,950         3,078,190           174,579
          (65,766)           (394,318)          (409,303)        (1,476,388)       (2,335,588)       (3,169,560)         (264,304)
         --------           ---------          ---------        -----------       -----------       -----------         ---------
            2,812            (132,111)           (70,337)          (261,277)         (532,638)          (91,370)          (89,725)
            6,697                  --                 --                 --                --                --                --

           (8,131)            567,811            309,779          1,121,894         1,918,769         3,132,278           139,758
         --------           ---------          ---------        -----------       -----------       -----------         ---------
            1,378             435,700            239,442            860,617         1,386,131         3,040,908            50,033
         --------           ---------          ---------        -----------       -----------       -----------         ---------

         $    700           $ 447,086          $ 224,077        $   902,352       $ 1,330,481       $ 2,930,127         $  47,237
         ========           =========          =========        ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                            BALANCED--                     BOND--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (2,460)        $   43,345        $   295,093
     Net realized gain (loss) on investments................          (55,480)          (287,840)           288,237
     Realized gain distribution received....................               --                 --            210,490
     Change in unrealized appreciation (depreciation) on
       investments..........................................          360,592            768,655            199,745
                                                                   ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          302,652            524,160            993,565
                                                                   ----------         ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            7,684             32,881            122,375
     Policyowners' surrenders...............................         (399,478)          (406,399)        (2,386,402)
     Policyowners' annuity and death benefits...............          (22,966)           (45,168)          (194,908)
     Net transfers from (to) Fixed Account..................          (67,909)          (204,324)          (215,606)
     Transfers between Investment Divisions.................           (2,230)          (182,347)         1,010,507
                                                                   ----------         ----------        -----------
       Net contributions and (withdrawals)..................         (484,899)          (805,357)        (1,664,034)
                                                                   ----------         ----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (118)              (316)              (346)
                                                                   ----------         ----------        -----------
          Increase (decrease) in net assets.................         (182,365)          (281,513)          (670,815)

NET ASSETS:
     Beginning of period....................................        2,911,147          3,192,660         16,462,808
                                                                   ----------         ----------        -----------
     End of period..........................................       $2,728,782         $2,911,147        $15,791,993
                                                                   ==========         ==========        ===========


                                                                  MAINSTAY VP
                                                                     BOND--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   552,064
     Net realized gain (loss) on investments................           30,463
     Realized gain distribution received....................           62,513
     Change in unrealized appreciation (depreciation) on
       investments..........................................          376,062
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,021,102
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          154,395
     Policyowners' surrenders...............................       (2,021,837)
     Policyowners' annuity and death benefits...............         (410,729)
     Net transfers from (to) Fixed Account..................         (316,609)
     Transfers between Investment Divisions.................        1,316,154
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,278,626)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (632)
                                                                  -----------
          Increase (decrease) in net assets.................         (258,156)

NET ASSETS:
     Beginning of period....................................       16,720,964
                                                                  -----------
     End of period..........................................      $16,462,808
                                                                  ===========






                                                                            MAINSTAY VP                 MAINSTAY VP
                                                                          FLOATING RATE--               GOVERNMENT--
                                                                           SERVICE CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  115,317         $   85,034        $   298,294
     Net realized gain (loss) on investments................          (97,683)          (302,260)           433,582
     Realized gain distribution received....................               --                 --            248,957
     Change in unrealized appreciation (depreciation) on
       investments..........................................          273,256          1,220,811           (285,046)
                                                                   ----------         ----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          290,890          1,003,585            695,787
                                                                   ----------         ----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          157,074            180,866            479,571
     Policyowners' surrenders...............................         (547,495)          (854,609)        (1,908,675)
     Policyowners' annuity and death benefits...............         (152,948)           (37,268)          (315,468)
     Net transfers from (to) Fixed Account..................         (386,604)          (151,882)          (790,530)
     Transfers between Investment Divisions.................          642,793          1,669,665           (478,638)
                                                                   ----------         ----------        -----------
       Net contributions and (withdrawals)..................         (287,180)           806,772         (3,013,740)
                                                                   ----------         ----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (149)              (838)              (225)
                                                                   ----------         ----------        -----------
          Increase (decrease) in net assets.................            3,561          1,809,519         (2,318,178)
NET ASSETS:
     Beginning of period....................................        4,768,546          2,959,027         17,425,102
                                                                   ----------         ----------        -----------
     End of period..........................................       $4,772,107         $4,768,546        $15,106,924
                                                                   ==========         ==========        ===========


                                                                  MAINSTAY VP
                                                                  GOVERNMENT--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   404,384
     Net realized gain (loss) on investments................          376,856
     Realized gain distribution received....................           17,463
     Change in unrealized appreciation (depreciation) on
       investments..........................................         (780,257)
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................           18,446
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          189,171
     Policyowners' surrenders...............................       (3,344,271)
     Policyowners' annuity and death benefits...............         (617,279)
     Net transfers from (to) Fixed Account..................         (503,899)
     Transfers between Investment Divisions.................         (238,049)
                                                                  -----------
       Net contributions and (withdrawals)..................       (4,514,327)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              160
                                                                  -----------
          Increase (decrease) in net assets.................       (4,495,721)
NET ASSETS:
     Beginning of period....................................       21,920,823
                                                                  -----------
     End of period..........................................      $17,425,102
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                                                                                         MAINSTAY VP
                                                                   MAINSTAY VP                          CONSERVATIVE
                             MAINSTAY VP                         COMMON STOCK--                         ALLOCATION--
                           CASH MANAGEMENT                        INITIAL CLASS                         SERVICE CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------




                   $  (171,189)       $   (248,619)      $    62,348        $   181,767         $   67,565        $   103,671
                             9                 893        (3,060,971)        (5,743,308)           (83,874)          (385,349)
                            --                  --                --                 --                 --            113,526

                        (1,235)               (710)        5,467,008         10,111,606            690,108          1,393,165
                   -----------        ------------       -----------        -----------         ----------        -----------

                      (172,415)           (248,436)        2,468,385          4,550,065            673,799          1,225,013
                   -----------        ------------       -----------        -----------         ----------        -----------

                     1,069,542           1,480,291           324,171            250,468            481,698            386,304
                    (5,728,520)         (8,049,895)       (2,636,421)        (2,525,254)          (947,712)        (1,729,728)
                      (277,741)           (148,096)         (312,356)          (488,530)          (208,427)            (3,752)
                    (1,249,683)         (3,010,199)         (579,954)          (516,497)          (725,483)          (228,142)
                     2,461,634            (659,881)         (791,338)          (817,467)         1,645,489            653,454
                   -----------        ------------       -----------        -----------         ----------        -----------
                    (3,724,768)        (10,387,780)       (3,995,898)        (4,097,280)           245,565           (921,864)
                   -----------        ------------       -----------        -----------         ----------        -----------



                            --                  (7)             (827)            (2,218)              (203)              (859)
                   -----------        ------------       -----------        -----------         ----------        -----------
                    (3,897,183)        (10,636,223)       (1,528,340)           450,567            919,161            302,290


                    15,140,896          25,777,119        26,123,816         25,673,249          6,660,776          6,358,486
                   -----------        ------------       -----------        -----------         ----------        -----------
                   $11,243,713        $ 15,140,896       $24,595,476        $26,123,816         $7,579,937        $ 6,660,776
                   ===========        ============       ===========        ===========         ==========        ===========


                             MAINSTAY VP
                            CONVERTIBLE--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------




                   $   148,680        $    79,663
                       (55,521)          (587,612)
                            --                 --

                     1,378,927          3,601,364
                   -----------        -----------

                     1,472,086          3,093,415
                   -----------        -----------

                       167,000            139,955
                      (994,386)        (1,267,131)
                      (124,905)           (51,911)
                      (438,331)          (162,279)
                       198,068            673,639
                   -----------        -----------
                    (1,192,554)          (667,727)
                   -----------        -----------



                          (468)            (2,191)
                   -----------        -----------
                       279,064          2,423,497


                    10,045,885          7,622,388
                   -----------        -----------
                   $10,324,949        $10,045,885
                   ===========        ===========




                             MAINSTAY VP                                                                 MAINSTAY VP
                               GROWTH                              MAINSTAY VP                           HIGH YIELD
                            ALLOCATION--                         GROWTH EQUITY--                      CORPORATE BOND--
                            SERVICE CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $   (8,082)        $   21,691        $  (327,396)       $  (289,698)       $ 3,017,067        $ 3,804,990
                      (159,224)          (249,024)        (4,937,133)        (7,501,307)           (87,027)        (1,497,597)
                            --             50,791                 --                 --                 --                 --

                       519,161            792,641          9,374,708         19,388,409          4,164,743         17,718,936
                    ----------         ----------        -----------        -----------        -----------        -----------

                       351,855            616,099          4,110,179         11,597,404          7,094,783         20,026,329
                    ----------         ----------        -----------        -----------        -----------        -----------

                        13,490             43,945            555,878            437,241          1,489,857          1,488,679
                      (288,921)          (134,987)        (4,392,062)        (4,788,889)        (5,893,740)        (8,345,336)
                            --                 --           (572,864)          (839,923)        (1,004,518)        (1,233,458)
                       (39,313)            (8,316)          (864,480)          (591,410)        (1,646,421)        (1,057,076)
                        78,269           (261,428)        (1,379,608)          (932,809)         1,436,758          3,890,797
                    ----------         ----------        -----------        -----------        -----------        -----------
                      (236,475)          (360,786)        (6,653,136)        (6,715,790)        (5,618,064)        (5,256,394)
                    ----------         ----------        -----------        -----------        -----------        -----------


                           (89)              (379)              (339)            (8,078)            (2,480)           (16,539)
                    ----------         ----------        -----------        -----------        -----------        -----------
                       115,291            254,934         (2,543,296)         4,873,536          1,474,239         14,753,396


                     2,769,481          2,514,547         45,098,586         40,225,050         66,530,234         51,776,838
                    ----------         ----------        -----------        -----------        -----------        -----------
                    $2,884,772         $2,769,481        $42,555,290        $45,098,586        $68,004,473        $66,530,234
                    ==========         ==========        ===========        ===========        ===========        ===========




                             MAINSTAY VP
                        ICAP SELECT EQUITY--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                   $  (131,274)       $   111,423
                    (1,290,074)        (2,602,357)
                            --                 --
                     5,567,494          7,688,304
                   -----------        -----------

                     4,146,146          5,197,370
                   -----------        -----------

                       322,493            372,029
                    (3,177,660)        (2,585,026)
                      (317,786)          (370,073)
                      (519,151)          (385,446)
                      (960,983)         4,184,805
                   -----------        -----------
                    (4,653,087)         1,216,289
                   -----------        -----------

                        (1,458)            (3,051)
                   -----------        -----------
                      (508,399)         6,410,608

                    28,265,234         21,854,626
                   -----------        -----------
                   $27,756,835        $28,265,234
                   ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009

                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                INTERNATIONAL
                                                                         INCOME BUILDER--                 EQUITY--
                                                                           INITIAL CLASS               INITIAL CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   624,742        $   802,661        $   167,559
     Net realized gain (loss) on investments................       (3,019,022)        (6,097,310)          (298,205)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        6,876,709         12,433,207            415,684
                                                                  -----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        4,482,429          7,138,558            285,038
                                                                  -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          581,524            249,479             82,605
     Policyowners' surrenders...............................       (3,684,159)        (4,033,976)          (952,374)
     Policyowners' annuity and death benefits...............         (812,667)        (1,535,599)           (96,359)
     Net transfers from (to) Fixed Account..................         (917,694)          (650,787)          (168,223)
     Transfers between Investment Divisions.................         (778,116)          (667,688)          (265,427)
                                                                  -----------        -----------        -----------
       Net contributions and (withdrawals)..................       (5,611,112)         6,638,571         (1,399,778)
                                                                  -----------        -----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (1,136)            (5,263)              (197)
                                                                  -----------        -----------        -----------
          Increase (decrease) in net assets.................       (1,129,819)           494,724         (1,114,937)

NET ASSETS:
     Beginning of period....................................       37,725,419         37,230,695         10,000,813
                                                                  -----------        -----------        -----------
     End of period..........................................      $36,595,600        $37,725,419        $ 8,885,876
                                                                  ===========        ===========        ===========


                                                                  MAINSTAY VP
                                                                 INTERNATIONAL
                                                                    EQUITY--
                                                                 INITIAL CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   535,078
     Net realized gain (loss) on investments................         (455,163)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,410,219
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,490,134
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          142,814
     Policyowners' surrenders...............................       (1,005,158)
     Policyowners' annuity and death benefits...............         (222,197)
     Net transfers from (to) Fixed Account..................         (256,990)
     Transfers between Investment Divisions.................         (587,038)
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,928,569)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (953)
                                                                  -----------
          Increase (decrease) in net assets.................         (439,388)

NET ASSETS:
     Beginning of period....................................       10,440,201
                                                                  -----------
     End of period..........................................      $10,000,813
                                                                  ===========





                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP                   MODERATE
                                                                             MODERATE                      GROWTH
                                                                           ALLOCATION--                 ALLOCATION--
                                                                           SERVICE CLASS               SERVICE CLASS
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   44,375        $    89,157         $    5,758
     Net realized gain (loss) on investments................         (364,195)          (400,045)          (215,049)
     Realized gain distribution received....................               --            140,845                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,075,469          1,495,362          1,082,312
                                                                   ----------        -----------         ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          755,649          1,325,319            873,021
                                                                   ----------        -----------         ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          175,344            402,113            135,555
     Policyowners' surrenders...............................         (856,166)        (1,128,079)          (549,771)
     Policyowners' annuity and death benefits...............           (3,679)            (3,453)           (38,955)
     Net transfers from (to) Fixed Account..................         (503,957)          (138,658)          (116,825)
     Transfers between Investment Divisions.................          212,059          1,478,882            695,792
                                                                   ----------        -----------         ----------
       Net contributions and (withdrawals)..................         (976,399)           610,805            125,796
                                                                   ----------        -----------         ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (241)              (867)              (242)
                                                                   ----------        -----------         ----------
          Increase (decrease) in net assets.................         (220,991)         1,935,257            998,575

NET ASSETS:
     Beginning of period....................................        7,800,470          5,865,213          6,833,135
                                                                   ----------        -----------         ----------
     End of period..........................................       $7,579,479        $ 7,800,470         $7,831,710
                                                                   ==========        ===========         ==========



                                                                  MAINSTAY VP
                                                                    MODERATE
                                                                     GROWTH
                                                                  ALLOCATION--
                                                                 SERVICE CLASS
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    81,192
     Net realized gain (loss) on investments................         (585,415)
     Realized gain distribution received....................          132,218
     Change in unrealized appreciation (depreciation) on
       investments..........................................        1,872,170
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,500,165
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          214,417
     Policyowners' surrenders...............................       (1,104,689)
     Policyowners' annuity and death benefits...............           (7,155)
     Net transfers from (to) Fixed Account..................         (459,305)
     Transfers between Investment Divisions.................          723,170
                                                                  -----------
       Net contributions and (withdrawals)..................         (633,562)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (993)
                                                                  -----------
          Increase (decrease) in net assets.................          865,610

NET ASSETS:
     Beginning of period....................................        5,967,525
                                                                  -----------
     End of period..........................................      $ 6,833,135
                                                                  ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                                                                   MAINSTAY VP                           MAINSTAY VP
                             MAINSTAY VP                             MID CAP                               MID CAP
                         LARGE CAP GROWTH--                          CORE--                               GROWTH--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $  (43,135)        $  (38,547)       $   (74,344)        $  (30,551)           $--            $   (46,902)
                       114,408            (13,490)          (648,318)          (833,190)            --             (1,952,988)
                            --                 --                 --                 --             --                 73,116


                       384,574          1,030,606          2,272,083          2,005,555             --              2,912,177
                    ----------         ----------        -----------         ----------            ---            -----------

                       455,847            978,569          1,549,421          1,141,814             --                985,403
                    ----------         ----------        -----------         ----------            ---            -----------

                       103,887             69,592            115,128             70,744             --                 49,079
                      (357,136)          (428,328)          (706,759)          (524,254)            --               (386,817)
                       (20,284)            (2,141)           (38,142)                --             --                (32,059)
                      (137,815)           (86,060)          (224,845)           (95,803)            --                (53,057)
                      (343,651)           669,271           (160,657)         4,099,410             --             (4,563,453)
                    ----------         ----------        -----------         ----------            ---            -----------
                      (754,999)           222,334         (1,015,275)         3,550,097             --             (4,986,307)
                    ----------         ----------        -----------         ----------            ---            -----------


                           (45)              (649)              (532)              (610)            --                   (573)
                    ----------         ----------        -----------         ----------            ---            -----------
                      (299,197)         1,200,254            533,614          4,691,301             --             (4,001,477)


                     3,731,312          2,531,058          7,877,595          3,186,294             --              4,001,477
                    ----------         ----------        -----------         ----------            ---            -----------
                    $3,432,115         $3,731,312        $ 8,411,209         $7,877,595            $--            $        --
                    ==========         ==========        ===========         ==========            ===            ===========


                             MAINSTAY VP
                               MID CAP
                               VALUE--
                            INITIAL CLASS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                       $--            $   131,312
                        --             (2,998,422)
                        --                     --

                        --              3,694,000
                       ---            -----------

                        --                826,890
                       ---            -----------

                        --                 74,099
                        --               (687,065)
                        --                (18,870)
                        --                (76,601)
                        --             (5,314,324)
                       ---            -----------
                        --             (6,022,761)
                       ---            -----------

                        --                   (381)
                       ---            -----------
                        --             (5,196,252)

                        --              5,196,252
                       ---            -----------
                       $--            $        --
                       ===            ===========






                             MAINSTAY VP                                                                 MAINSTAY VP
                               S&P 500                             MAINSTAY VP                           U.S. SMALL
                               INDEX--                         SMALL CAP GROWTH--                           CAP--
                            INITIAL CLASS                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                   $   209,040        $   640,275            $--            $   (17,445)        $  (33,536)        $  (15,020)
                    (1,979,912)        (4,551,636)            --             (1,183,309)          (340,342)          (203,724)
                            --                 --             --                     --                 --                 --

                     7,459,860         13,563,140             --              1,457,319            946,608            607,266
                   -----------        -----------            ---            -----------         ----------         ----------

                     5,688,988          9,651,779             --                256,565            572,730            388,522
                   -----------        -----------            ---            -----------         ----------         ----------

                       504,127            502,791             --                 14,336             19,221             23,073
                    (4,351,821)        (5,136,765)            --               (208,530)          (242,179)          (101,021)
                      (794,260)          (838,226)            --                (25,567)           (10,499)            (2,322)
                      (811,018)          (812,408)            --                (38,896)          (104,696)           (10,446)
                    (1,074,635)        (2,015,233)            --             (1,580,166)             6,489          1,566,851
                   -----------        -----------            ---            -----------         ----------         ----------
                    (6,527,607)        (8,299,841)            --             (1,838,823)          (331,664)         1,476,135
                   -----------        -----------            ---            -----------         ----------         ----------


                        (1,780)            (5,550)            --                   (105)              (129)              (226)
                   -----------        -----------            ---            -----------         ----------         ----------
                      (840,399)         1,346,388             --             (1,582,363)           240,937          1,864,431


                    48,165,010         46,818,622             --              1,582,363          2,743,251            878,820
                   -----------        -----------            ---            -----------         ----------         ----------
                   $47,324,611        $48,165,010            $--            $        --         $2,984,188         $2,743,251
                   ===========        ===========            ===            ===========         ==========         ==========




                                ALGER
                         SMALL CAP GROWTH--
                          CLASS I-2 SHARES
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                    $  (54,815)        $  (52,934)
                       386,801            355,666
                            --                 --

                       563,843          1,174,932
                    ----------         ----------

                       895,829          1,477,664
                    ----------         ----------

                        53,168             39,176
                      (656,324)          (698,594)
                       (24,791)           (58,912)
                      (105,875)           (90,717)
                      (204,305)          (182,985)
                    ----------         ----------
                      (938,127)          (992,032)
                    ----------         ----------

                          (306)              (884)
                    ----------         ----------
                       (42,604)           484,748


                     4,453,284          3,968,536
                    ----------         ----------
                    $4,410,680         $4,453,284
                    ==========         ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                       COLUMBIA SMALL
                                                                                                            CAP
                                                                                                        VALUE FUND,
                                                                            CALVERT VP                    VARIABLE
                                                                           SRI BALANCED                   SERIES--
                                                                             PORTFOLIO                    CLASS B
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $     963          $   7,022          $   (1,533)
     Net realized gain (loss) on investments................         (27,030)           (78,189)           (166,436)
     Realized gain distribution received....................              --                 --                  --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         120,851            268,619             377,192
                                                                   ---------          ---------          ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          94,784            197,452             209,223
                                                                   ---------          ---------          ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          48,973              2,742              38,683
     Policyowners' surrenders...............................        (139,988)          (153,264)           (114,635)
     Policyowners' annuity and death benefits...............         (10,536)            (8,610)            (18,863)
     Net transfers from (to) Fixed Account..................         (16,414)           (34,934)            (12,908)
     Transfers between Investment Divisions.................         (19,369)           (18,716)           (114,625)
                                                                   ---------          ---------          ----------
       Net contributions and (withdrawals)..................        (137,334)          (212,782)           (222,348)
                                                                   ---------          ---------          ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (37)              (139)                (68)
                                                                   ---------          ---------          ----------
          Increase (decrease) in net assets.................         (42,587)           (15,469)            (13,193)

NET ASSETS:
     Beginning of period....................................         978,382            993,851           1,008,927
                                                                   ---------          ---------          ----------
     End of period..........................................       $ 935,795          $ 978,382          $  995,734
                                                                   =========          =========          ==========



                                                                 COLUMBIA SMALL
                                                                      CAP
                                                                  VALUE FUND,
                                                                    VARIABLE
                                                                    SERIES--
                                                                    CLASS B
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   (3,733)
     Net realized gain (loss) on investments................         (232,927)
     Realized gain distribution received....................            1,707
     Change in unrealized appreciation (depreciation) on
       investments..........................................          421,957
                                                                   ----------
       Net increase (decrease) in net assets resulting from
          operations........................................          187,004
                                                                   ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           27,638
     Policyowners' surrenders...............................         (166,968)
     Policyowners' annuity and death benefits...............           (2,202)
     Net transfers from (to) Fixed Account..................          (35,230)
     Transfers between Investment Divisions.................          (35,584)
                                                                   ----------
       Net contributions and (withdrawals)..................         (212,346)
                                                                   ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (104)
                                                                   ----------
          Increase (decrease) in net assets.................          (25,446)

NET ASSETS:
     Beginning of period....................................        1,034,373
                                                                   ----------
     End of period..........................................       $1,008,927
                                                                   ==========





                                                                                                        JANUS ASPEN
                                                                            JANUS ASPEN                  WORLDWIDE
                                                                             BALANCED                   PORTFOLIO--
                                                                            PORTFOLIO--                INSTITUTIONAL
                                                                       INSTITUTIONAL SHARES                SHARES
                                                                ----------------------------------    ---------------
                                                                      2010               2009               2010
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   334,792        $   380,313        $   (88,709)
     Net realized gain (loss) on investments................          646,208            (47,671)        (1,466,006)
     Realized gain distribution received....................               --            882,628                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          559,658          3,798,822          3,262,890
                                                                  -----------        -----------        -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        1,540,658          5,014,092          1,708,175
                                                                  -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          403,237            235,517            218,701
     Policyowners' surrenders...............................       (2,397,758)        (3,269,216)        (1,363,127)
     Policyowners' annuity and death benefits...............         (196,389)          (410,825)          (200,960)
     Net transfers from (to) Fixed Account..................         (760,417)          (427,656)          (251,649)
     Transfers between Investment Divisions.................          (64,418)          (132,441)          (545,001)
                                                                  -----------        -----------        -----------
       Net contributions and (withdrawals)..................       (3,015,745)        (4,004,621)        (2,142,036)
                                                                  -----------        -----------        -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (614)            (3,522)              (615)
                                                                  -----------        -----------        -----------
          Increase (decrease) in net assets.................       (1,475,701)         1,005,949           (434,476)

NET ASSETS:
     Beginning of period....................................       24,038,498         23,032,549         13,411,289
                                                                  -----------        -----------        -----------
     End of period..........................................      $22,562,797        $24,038,498        $12,976,813
                                                                  ===========        ===========        ===========



                                                                  JANUS ASPEN
                                                                   WORLDWIDE
                                                                  PORTFOLIO--
                                                                 INSTITUTIONAL
                                                                     SHARES
                                                                ---------------
                                                                      2009
                                                                ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $    13,568
     Net realized gain (loss) on investments................       (2,537,736)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        6,233,668
                                                                  -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,709,500
                                                                  -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          160,139
     Policyowners' surrenders...............................       (1,309,084)
     Policyowners' annuity and death benefits...............         (187,549)
     Net transfers from (to) Fixed Account..................         (142,420)
     Transfers between Investment Divisions.................         (352,275)
                                                                  -----------
       Net contributions and (withdrawals)..................       (1,831,189)
                                                                  -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (2,848)
                                                                  -----------
          Increase (decrease) in net assets.................        1,875,463

NET ASSETS:
     Beginning of period....................................       11,535,826
                                                                  -----------
     End of period..........................................      $13,411,289
                                                                  ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                             DREYFUS IP
                             TECHNOLOGY                          FIDELITY(R) VIP                       FIDELITY(R) VIP
                              GROWTH--                           CONTRAFUND(R)--                       EQUITY-INCOME--
                           INITIAL SHARES                         INITIAL CLASS                         INITIAL CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
-------------------------------------------------------------------------------------------------------------------------------



                     $ (9,621)          $ (5,438)        $   (27,168)       $    11,020        $    36,919        $    80,710
                       (2,458)           (61,853)            259,666         (2,818,931)          (897,979)        (1,216,667)
                           --                 --              11,385              6,654                 --                 --

                      193,273            326,671           3,561,996         10,105,171          1,956,717          3,422,680
                     --------           --------         -----------        -----------        -----------        -----------

                      181,194            259,380           3,805,879          7,303,914          1,095,657          2,286,723
                     --------           --------         -----------        -----------        -----------        -----------

                       10,382             23,230             377,735            352,984             98,275            154,252
                      (53,387)           (65,081)         (2,820,929)        (3,495,338)        (1,206,429)        (1,454,748)
                      (15,319)            (3,134)           (180,445)          (259,934)          (127,417)          (421,567)
                      (19,877)           (14,649)           (512,112)          (497,969)          (577,818)          (246,005)
                      (12,495)           141,757            (905,570)        (1,111,127)          (225,562)          (501,657)
                     --------           --------         -----------        -----------        -----------        -----------
                      (90,696)            82,123          (4,041,321)        (5,011,384)        (2,038,951)        (2,469,725)
                     --------           --------         -----------        -----------        -----------        -----------


                           14               (183)             (1,147)            (4,760)              (594)            (1,453)
                     --------           --------         -----------        -----------        -----------        -----------
                       90,512            341,320            (236,589)         2,287,770           (943,888)          (184,455)


                      786,097            444,777          27,629,468         25,341,698          9,965,116         10,149,571
                     --------           --------         -----------        -----------        -----------        -----------
                     $876,609           $786,097         $27,392,879        $27,629,468        $ 9,021,228        $ 9,965,116
                     ========           ========         ===========        ===========        ===========        ===========




                           FIDELITY(R) VIP
                              MID CAP--
                           SERVICE CLASS 2
                 ----------------------------------
                       2010               2009
---------------------------------------------------



                    $  (60,076)        $  (36,695)
                      (206,386)          (614,815)
                        16,824             22,728

                     1,479,055          2,016,969
                    ----------         ----------

                     1,229,417          1,388,187
                    ----------         ----------

                       116,304             91,388
                      (467,002)          (424,575)
                      (134,279)           (10,301)
                      (198,425)          (125,758)
                        87,794           (117,245)
                    ----------         ----------
                      (595,608)          (586,491)
                    ----------         ----------


                          (334)              (980)
                    ----------         ----------
                       633,475            800,716


                     4,955,834          4,155,118
                    ----------         ----------
                    $5,589,309         $4,955,834
                    ==========         ==========






                          MFS(R) INVESTORS                           MFS(R)                                MFS(R)
                           TRUST SERIES--                       RESEARCH SERIES--                    UTILITIES SERIES--
                            INITIAL CLASS                         INITIAL CLASS                         SERVICE CLASS
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
-------------------------------------------------------------------------------------------------------------------------------


                    $    (145)          $  2,179          $  (2,273)         $   1,222         $   206,515        $   397,682
                       18,966             (2,482)            25,341             (5,762)           (802,193)          (821,818)
                           --                 --                 --                 --                  --                 --

                       28,291            133,545             58,831            165,338           1,792,632          3,390,520
                    ---------           --------          ---------          ---------         -----------        -----------

                       47,112            133,242             81,899            160,798           1,196,954          2,966,384
                    ---------           --------          ---------          ---------         -----------        -----------

                        6,341              6,808              6,385              7,694             119,235            158,836
                      (71,699)           (74,530)          (103,014)           (76,321)         (1,220,903)          (971,118)
                      (14,719)            (7,081)           (15,285)              (270)            (64,939)           (59,114)
                      (48,592)            (9,346)           (34,288)            (4,621)           (840,149)          (239,465)
                      (29,862)               152            (10,083)           (37,560)           (553,744)          (950,643)
                    ---------           --------          ---------          ---------         -----------        -----------
                     (158,531)           (83,997)          (156,285)          (111,078)         (2,560,500)        (2,061,504)
                    ---------           --------          ---------          ---------         -----------        -----------


                          (18)               (88)               (28)              (106)                203             (1,944)
                    ---------           --------          ---------          ---------         -----------        -----------
                     (111,437)            49,157            (74,414)            49,614          (1,363,343)           902,936

                      651,839            602,682            716,431            666,817          12,417,674         11,514,738
                    ---------           --------          ---------          ---------         -----------        -----------
                    $ 540,402           $651,839          $ 642,017          $ 716,431         $11,054,331        $12,417,674
                    =========           ========          =========          =========         ===========        ===========




                          NEUBERGER BERMAN
                             AMT MID-CAP
                      GROWTH PORTFOLIO--CLASS S
                 ----------------------------------
                       2010               2009
---------------------------------------------------


                    $  (9,802)         $  (7,689)
                      (50,014)           (55,428)
                           --                 --

                      242,129            218,369
                    ---------          ---------

                      182,313            155,252
                    ---------          ---------

                      104,866             11,842
                      (58,637)           (75,746)
                      (11,738)                --
                     (114,762)            (7,025)
                      110,516            (39,431)
                    ---------          ---------
                       30,245           (110,360)
                    ---------          ---------


                          (30)               (95)
                    ---------          ---------
                      212,528             44,797

                      636,251            591,454
                    ---------          ---------
                    $ 848,779          $ 636,251
                    =========          =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                   PIMCO REAL
                                                                     RETURN                       ROYCE
                                                                  PORTFOLIO--                   MICRO-CAP
                                                                    ADVISOR                    PORTFOLIO--
                                                                    CLASS(A)                INVESTMENT CLASS
                                                                ---------------    ----------------------------------
                                                                      2010               2010               2009
                                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (678)         $   11,386         $  (17,228)
     Net realized gain (loss) on investments................           2,812            (132,111)          (398,850)
     Realized gain distribution received....................           6,697                  --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................          (8,131)            567,811          1,008,200
                                                                    --------          ----------         ----------
       Net increase (decrease) in net assets resulting from
          operations........................................             700             447,086            592,122
                                                                    --------          ----------         ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................             832              16,060             18,693
     Policyowners' surrenders...............................          (4,628)            (81,542)          (130,945)
     Policyowners' annuity and death benefits...............              --             (43,055)           (19,727)
     Net transfers from (to) Fixed Account..................           2,842             (28,815)           (10,771)
     Transfers between Investment Divisions.................         828,810             181,731            (60,132)
                                                                    --------          ----------         ----------
       Net contributions and (withdrawals)..................         827,856              44,379           (202,882)
                                                                    --------          ----------         ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              --                 (70)              (460)
                                                                    --------          ----------         ----------
          Increase (decrease) in net assets.................         828,556             491,395            388,780

NET ASSETS:
     Beginning of period....................................              --           1,588,835          1,200,055
                                                                    --------          ----------         ----------
     End of period..........................................        $828,556          $2,080,230         $1,588,835
                                                                    ========          ==========         ==========





                                                                            VICTORY VIF
                                                                        DIVERSIFIED STOCK--
                                                                          CLASS A SHARES
                                                                ----------------------------------
                                                                      2010               2009
                                                                ----------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $  (2,796)         $  (2,588)
     Net realized gain (loss) on investments................         (89,725)          (130,691)
     Realized gain distribution received....................              --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................         139,758            251,087
                                                                   ---------          ---------
       Net increase (decrease) in net assets resulting from
          operations........................................          47,237            117,808
                                                                   ---------          ---------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          12,295              4,156
     Policyowners' surrenders...............................         (66,704)           (71,966)
     Policyowners' annuity and death benefits...............         (44,699)                --
     Net transfers from (to) Fixed Account..................          (8,672)              (217)
     Transfers between Investment Divisions.................         (39,756)           (44,696)
                                                                   ---------          ---------
       Net contributions and (withdrawals)..................        (147,536)          (112,723)
                                                                   ---------          ---------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             (12)               (77)
                                                                   ---------          ---------
          Increase (decrease) in net assets.................        (100,311)             5,008

NET ASSETS:
     Beginning of period....................................         555,216            550,208
                                                                   ---------          ---------
     End of period..........................................       $ 454,905          $ 555,216
                                                                   =========          =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                ROYCE                                                                        UIF
                              SMALL-CAP                           T. ROWE PRICE                       EMERGING MARKETS
                             PORTFOLIO--                          EQUITY INCOME                      EQUITY PORTFOLIO--
                          INVESTMENT CLASS                          PORTFOLIO                              CLASS I
                 ----------------------------------    ----------------------------------    ----------------------------------
                       2010               2009               2010               2009               2010               2009
                 --------------------------------------------------------------------------------------------------------------



                    $  (15,365)        $  (13,073)        $   41,735        $    47,159        $   (55,650)        $  (91,787)
                       (70,337)          (130,433)          (261,277)          (831,300)          (532,638)          (599,444)
                            --                 --                 --                 --                 --                 --

                       309,779            437,466          1,121,894          2,219,396          1,918,769          4,343,613
                    ----------         ----------         ----------        -----------        -----------         ----------

                       224,077            293,960            902,352          1,435,255          1,330,481          3,652,382
                    ----------         ----------         ----------        -----------        -----------         ----------

                        43,998             26,796             86,437            160,558             68,321            111,440
                      (120,409)           (77,998)          (700,273)          (877,014)          (606,938)          (758,191)
                       (56,698)            (3,316)           (85,664)           (65,786)           (43,329)           (34,110)
                         1,060            (13,111)          (221,347)          (170,856)          (347,824)          (112,997)
                        80,419             42,839            (67,829)          (392,387)          (194,792)            (6,209)
                    ----------         ----------         ----------        -----------        -----------         ----------
                       (51,630)           (24,790)          (988,676)        (1,345,485)        (1,124,562)          (800,067)
                    ----------         ----------         ----------        -----------        -----------         ----------


                           (69)              (175)              (457)              (775)              (240)            (3,330)
                    ----------         ----------         ----------        -----------        -----------         ----------
                       172,378            268,995            (86,781)            88,995            205,679          2,848,985


                     1,224,239            955,244          7,468,907          7,379,912          8,655,405          5,806,420
                    ----------         ----------         ----------        -----------        -----------         ----------
                    $1,396,617         $1,224,239         $7,382,126        $ 7,468,907        $ 8,861,084         $8,655,405
                    ==========         ==========         ==========        ===========        ===========         ==========


                               VAN ECK
                             VIP GLOBAL
                             HARD ASSETS
                 ----------------------------------
                       2010               2009
                 ----------------------------------



                   $  (110,781)       $  (107,600)
                       (91,370)          (899,656)
                            --             53,563

                     3,132,278          5,400,906
                   -----------        -----------

                     2,930,127          4,447,213
                   -----------        -----------

                       180,111            127,784
                      (797,969)        (1,191,136)
                       (66,274)          (120,860)
                      (528,492)          (131,550)
                      (454,433)           692,125
                   -----------        -----------
                    (1,667,057)          (623,637)
                   -----------        -----------


                          (871)            (3,045)
                   -----------        -----------
                     1,262,199          3,820,531


                    12,530,841          8,710,310
                   -----------        -----------
                   $13,793,040        $12,530,841
                   ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $3,923,092        $20,201,417       $15,643,560
  Dividends due and accrued.......              --                 --               120
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........             127              7,079           (29,228)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................             129                662             1,543
     Administrative charges.......              11                 55               129
                                        ----------        -----------       -----------
       Total net assets...........      $3,923,079        $20,207,779       $15,612,780
                                        ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $3,923,079        $20,207,779       $15,612,780
                                        ==========        ===========       ===========
     Variable accumulation unit
       value......................      $    11.58        $     21.54       $      1.42
                                        ==========        ===========       ===========
Identified Cost of Investment.....      $3,903,056        $19,135,637       $15,644,909
                                        ==========        ===========       ===========








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $66,407,109       $41,745,246       $47,350,611
  Dividends due and accrued.......               --                --                --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........          (35,797)           (7,434)           (3,251)

LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................            2,182             1,369             1,558
     Administrative charges.......              182               114               130
                                        -----------       -----------       -----------
       Total net assets...........      $66,368,948       $41,736,329       $47,345,672
                                        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $66,368,948       $41,736,329       $47,345,672
                                        ===========       ===========       ===========
       Variable accumulation unit
          value...................      $     30.71       $     13.86       $     25.99
                                        ===========       ===========       ===========
Identified Cost of Investment.....      $64,126,659       $42,558,155       $51,688,620
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                          MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH            GROWTH
      COMMON STOCK--     ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--
       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $37,542,730       $9,916,378        $13,007,154       $8,456,513        $18,669,949       $4,336,872        $68,074,411
                 --               --                 --           31,295                 --               --                 --

             11,158           (4,198)             1,727              310            (68,064)           3,441             13,315




              1,235              326                428              279                611              143              2,240
                103               27                 36               23                 51               12                187
        -----------       ----------        -----------       ----------        -----------       ----------        -----------
        $37,552,550       $9,911,827        $13,008,417       $8,487,816        $18,601,223       $4,340,158        $68,085,299
        ===========       ==========        ===========       ==========        ===========       ==========        ===========

        $37,552,550       $9,911,827        $13,008,417       $8,487,816        $18,601,223       $4,340,158        $68,085,299
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $     27.49       $    11.93        $     24.89       $    11.33        $     21.26       $    10.50        $     23.14
        ===========       ==========        ===========       ==========        ===========       ==========        ===========
        $45,889,737       $9,020,463        $11,282,785       $8,055,235        $18,141,555       $4,267,278        $87,821,631
        ===========       ==========        ===========       ==========        ===========       ==========        ===========







                                                                                MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
       INTERNATIONAL       LARGE CAP          MID CAP          MODERATE           GROWTH            S&P 500         U.S. SMALL
         EQUITY--          GROWTH--           CORE--         ALLOCATION--      ALLOCATION--         INDEX--            CAP--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------

        $12,722,772       $6,644,458        $12,921,956       $15,748,530       $13,571,951       $74,582,819       $4,650,377
                 --               --                 --                --                --                --               --

             10,546           (1,798)             5,767            (4,805)           (5,511)          (51,875)           4,899




                417              219                426               517               446             2,453              154
                 35               18                 36                43                37               204               13
        -----------       ----------        -----------       -----------       -----------       -----------       ----------
        $12,732,866       $6,642,423        $12,927,261       $15,743,165       $13,565,957       $74,528,287       $4,655,109
        ===========       ==========        ===========       ===========       ===========       ===========       ==========

        $12,732,866       $6,642,423        $12,927,261       $15,743,165       $13,565,957       $74,528,287       $4,655,109
        ===========       ==========        ===========       ===========       ===========       ===========       ==========
        $     22.59       $    15.45        $     16.69       $     11.60       $     11.26       $     30.49       $    14.21
        ===========       ==========        ===========       ===========       ===========       ===========       ==========
        $14,748,865       $5,347,457        $10,754,528       $14,672,887       $13,565,489       $74,201,316       $3,453,619
        ===========       ==========        ===========       ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                          COLUMBIA SMALL
                                           ALGER                                CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $8,685,759        $3,018,365        $1,701,275
  Dividends due and accrued.......              --                --                --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........           1,054               113            (1,210)
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................             287                99                56
     Administrative charges.......              24                 8                 5
                                        ----------        ----------        ----------
       Total net assets...........      $8,686,502        $3,018,371        $1,700,004
                                        ==========        ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $8,686,502        $3,018,371        $1,700,004
                                        ==========        ==========        ==========
     Variable accumulation unit
       value......................      $    14.80        $    19.62        $    13.62
                                        ==========        ==========        ==========

Identified Cost of Investment.....      $5,633,048        $3,183,009        $1,401,444
                                        ==========        ==========        ==========







                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------
ASSETS:
  Investment at net asset value...      $1,366,670        $20,538,529       $1,076,638
  Dividends due and accrued.......              --                 --               --
  Net receivable (payable) to New
     York Life Insurance  and
     Annuity Corporation..........              22             (7,680)           3,231
LIABILITIES:
  Liability to New York Life
  Insurance and Annuity
  Corporation for:
     Mortality and expense risk
     charges......................              45                675               35
     Administrative charges.......               4                 56                3
                                        ----------        -----------       ----------
       Total net assets...........      $1,366,643        $20,530,118       $1,079,831
                                        ==========        ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners......      $1,366,643        $20,530,118       $1,079,831
                                        ==========        ===========       ==========
     Variable accumulation unit
       value......................      $    12.09        $     21.80       $    15.72
                                        ==========        ===========       ==========

Identified Cost of Investment.....      $1,085,058        $22,425,679       $  832,692
                                        ==========        ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--           SERVICE        INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS        CLASS 2           SHARES            SHARES          INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------

        $2,541,980         $50,174,796        $15,791,276       $12,097,385       $45,626,989       $22,874,665        $1,026,053
                --                  --                 --                --                --                --                --

                10              (9,912)            (3,374)             (578)          (33,997)          (18,210)           20,273



                84               1,650                519               399             1,498               752                34
                 7                 137                 43                33               125                63                 3
        ----------         -----------        -----------       -----------       -----------       -----------        ----------
        $2,541,899         $50,163,097        $15,787,340       $12,096,375       $45,591,369       $22,855,640        $1,046,289
        ==========         ===========        ===========       ===========       ===========       ===========        ==========

        $2,541,899         $50,163,097        $15,787,340       $12,096,375       $45,591,369       $22,855,640        $1,046,289
        ==========         ===========        ===========       ===========       ===========       ===========        ==========
        $    11.93         $     26.86        $     18.35       $     21.60       $     28.82       $     17.18        $    11.14
        ==========         ===========        ===========       ===========       ===========       ===========        ==========

        $1,890,842         $54,574,211        $19,131,157       $11,047,034       $38,852,606       $27,193,704        $  962,707
        ==========         ===========        ===========       ===========       ===========       ===========        ==========






                                                 ROYCE            T. ROWE             UIF                                VICTORY
        PIMCO REAL            ROYCE            SMALL-CAP           PRICE           EMERGING           VAN ECK              VIF
          RETURN            MICRO-CAP         PORTFOLIO--         EQUITY        MARKETS EQUITY      VIP GLOBAL         DIVERSIFIED
        PORTFOLIO--        PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
       ADVISOR CLASS    INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
------------------------------------------------------------------------------------------------------------------------------------


        $1,280,563         $2,953,555         $2,476,080        $13,755,476       $14,392,083       $20,321,810        $1,045,086
             1,170                 --                 --                 --                --                --                --

               310             (2,626)            (2,271)               641               138           (31,418)               15




                42                 97                 82                452               472               666                34
                 3                  8                  7                 38                39                55                 3
        ----------         ----------         ----------        -----------       -----------       -----------        ----------
        $1,281,998         $2,950,824         $2,473,720        $13,755,627       $14,391,710       $20,289,671        $1,045,064
        ==========         ==========         ==========        ===========       ===========       ===========        ==========

        $1,281,998         $2,950,824         $2,473,720        $13,755,627       $14,391,710       $20,289,671        $1,045,064
        ==========         ==========         ==========        ===========       ===========       ===========        ==========
        $    10.31         $    16.54         $    14.13        $     15.35       $     26.77       $     42.56        $    12.35
        ==========         ==========         ==========        ===========       ===========       ===========        ==========

        $1,292,690         $2,258,894         $2,053,993        $14,997,203       $14,646,463       $17,110,384        $1,067,103
        ==========         ==========         ==========        ===========       ===========       ===========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010







                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                        BALANCED--          BOND--             CASH
                                       SERVICE CLASS     INITIAL CLASS      MANAGEMENT
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................       $  45,222        $   655,720      $      3,270
  Mortality and expense risk
     charges......................         (45,416)          (246,769)         (221,924)
  Administrative charges..........          (3,785)           (20,564)          (18,494)
                                         ---------        -----------      ------------
       Net investment income
          (loss)..................          (3,979)           388,387          (237,148)
                                         ---------        -----------      ------------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         686,639          3,648,022        13,029,343
  Cost of investments sold........        (741,886)        (3,417,909)      (13,029,458)
                                         ---------        -----------      ------------
       Net realized gain (loss) on
          investments.............         (55,247)           230,113              (115)
  Realized gain distribution
     received.....................              --            272,557                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         483,785            373,010            (1,638)
                                         ---------        -----------      ------------
       Net gain (loss) on
          investments.............         428,538            875,680            (1,753)
                                         ---------        -----------      ------------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......       $ 424,559        $ 1,264,067      $   (238,901)
                                         =========        ===========      ============








                                        MAINSTAY VP
                                        HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                         CORPORATE        ICAP SELECT         INCOME
                                          BOND--           EQUITY--          BUILDER--
                                       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                      --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................      $ 3,834,922       $   337,022       $ 1,419,464
  Mortality and expense risk
     charges......................         (787,293)         (483,778)         (547,783)
  Administrative charges..........          (65,608)          (40,315)          (45,649)
                                        -----------       -----------       -----------
       Net investment income
          (loss)..................        2,982,021          (187,071)          826,032
                                        -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        8,720,332         6,411,316         6,101,677
  Cost of investments sold........       (7,287,586)       (7,950,495)       (9,755,975)
                                        -----------       -----------       -----------
       Net realized gain (loss) on
          investments.............        1,432,746        (1,539,179)       (3,654,298)
  Realized gain distribution
     received.....................               --                --                --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        2,564,631         7,929,038         8,562,347
                                        -----------       -----------       -----------
       Net gain (loss) on
          investments.............        3,997,377         6,389,859         4,908,049
                                        -----------       -----------       -----------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 6,979,398       $ 6,202,788       $ 5,734,081
                                        ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                           MAINSTAY VP                          MAINSTAY VP                         MAINSTAY VP        MAINSTAY VP
        MAINSTAY VP       CONSERVATIVE        MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH             GROWTH
      COMMON STOCK--      ALLOCATION--       CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         EQUITY--
       INITIAL CLASS      SERVICE CLASS      INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     SERVICE CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

       $    583,042        $   211,163        $   352,290       $   257,930       $   592,686       $    40,021       $    334,867
           (443,774)          (105,329)          (149,162)          (81,818)         (229,750)          (50,672)          (784,932)
            (36,981)            (8,777)           (12,430)           (6,818)          (19,146)           (4,223)           (65,411)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
            102,287             97,057            190,698           169,294           343,790           (14,874)          (515,476)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------

          6,124,231          1,716,742          2,329,824         1,473,420         4,189,919           920,884          9,720,317
        (11,520,775)        (1,817,684)        (2,331,073)       (1,595,628)       (3,886,051)       (1,247,757)       (14,094,140)
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
         (5,396,544)          (100,942)            (1,249)         (122,208)          303,868          (326,873)        (4,373,823)
                 --                 --                 --                --           283,660                --                 --

          9,132,615            865,483          1,698,698           368,250          (192,441)          858,678         11,423,265
       ------------        -----------        -----------       -----------       -----------       -----------       ------------
          3,736,071            764,541          1,697,449           246,042           395,087           531,805          7,049,442
       ------------        -----------        -----------       -----------       -----------       -----------       ------------

       $  3,838,358        $   861,598        $ 1,888,147       $   415,336       $   738,877       $   516,931       $  6,533,966
       ============        ===========        ===========       ===========       ===========       ===========       ============







                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
       INTERNATIONAL        LARGE CAP           MID CAP          MODERATE           GROWTH            S&P 500          U.S. SMALL
         EQUITY--           GROWTH--            CORE--         ALLOCATION--      ALLOCATION--         INDEX--             CAP--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     SERVICE CLASS     SERVICE CLASS     INITIAL CLASS      INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $   410,335        $       --         $    42,527       $   283,141       $   177,125      $  1,268,277        $     2,193
           (156,147)          (74,294)           (147,408)         (171,563)         (150,583)         (863,939)           (52,559)
            (13,012)           (6,191)            (12,284)          (14,297)          (12,549)          (71,995)            (4,380)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
            241,176           (80,485)           (117,165)           97,281            13,993           332,343            (54,746)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------

          2,591,131         1,159,397           2,513,340         2,967,182         1,987,387        11,003,176          1,046,023
         (2,976,116)         (852,367)         (3,550,462)       (3,342,336)       (2,228,554)      (13,304,108)        (1,727,168)
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
           (384,985)          307,030          (1,037,122)         (375,154)         (241,167)       (2,300,932)          (681,145)
                 --                --                  --                --                --                --                 --

            550,642           623,759           3,573,230         1,767,713         1,745,470        10,889,793          1,628,975
        -----------        ----------         -----------       -----------       -----------      ------------        -----------
            165,657           930,789           2,536,108         1,392,559         1,504,303         8,588,861            947,830
        -----------        ----------         -----------       -----------       -----------      ------------        -----------

        $   406,833        $  850,304         $ 2,418,943       $ 1,489,840       $ 1,518,296      $  8,921,204        $   893,084
        ===========        ==========         ===========       ===========       ===========      ============        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                          COLUMBIA SMALL
                                           ALGER                                CAP
                                         SMALL CAP          CALVERT         VALUE FUND,
                                         GROWTH--           VP SRI           VARIABLE
                                         CLASS I-2         BALANCED          SERIES--
                                          SHARES           PORTFOLIO          CLASS B
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................      $        --        $  41,189        $    21,370
  Mortality and expense risk
     charges......................          (98,573)         (36,533)           (20,631)
  Administrative charges..........           (8,215)          (3,044)            (1,719)
                                        -----------        ---------        -----------
       Net investment income
          (loss)..................         (106,788)           1,612               (980)
                                        -----------        ---------        -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................        1,733,781          535,684          1,176,332
  Cost of investments sold........       (1,122,249)        (520,711)        (1,492,215)
                                        -----------        ---------        -----------
       Net realized gain (loss) on
          investments.............          611,532           14,973           (315,883)
  Realized gain distribution
     received.....................               --               --                 --
  Change in unrealized
     appreciation (depreciation)
     on investments...............        1,237,575          285,560            623,198
                                        -----------        ---------        -----------
       Net gain (loss) on
          investments.............        1,849,107          300,533            307,315
                                        -----------        ---------        -----------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......      $ 1,742,319        $ 302,145        $   306,335
                                        ===========        =========        ===========








                                                                             NEUBERGER
                                          MFS(R)            MFS(R)          BERMAN AMT
                                         RESEARCH          UTILITIES      MID-CAP GROWTH
                                         SERIES--         SERVICES--        PORTFOLIO--
                                       INITIAL CLASS     SERVICE CLASS        CLASS S
                                      --------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.................       $  11,888        $   601,861        $      --
  Mortality and expense risk
     charges......................         (15,654)          (235,645)         (10,388)
  Administrative charges..........          (1,305)           (19,637)            (866)
                                         ---------        -----------        ---------
       Net investment income
          (loss)..................          (5,071)           346,579          (11,254)
                                         ---------        -----------        ---------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
     investments..................         237,871          3,240,422          217,416
  Cost of investments sold........        (158,080)        (3,525,871)        (278,993)
                                         ---------        -----------        ---------
       Net realized gain (loss) on
          investments.............          79,791           (285,449)         (61,577)
  Realized gain distribution
     received.....................              --                 --               --
  Change in unrealized
     appreciation (depreciation)
     on investments...............         104,024          2,170,807          286,537
                                         ---------        -----------        ---------
       Net gain (loss) on
          investments.............         183,815          1,885,358          224,960
                                         ---------        -----------        ---------
          Net increase (decrease)
            in net assets
            resulting
            from operations.......       $ 178,744        $ 2,231,937        $ 213,706
                                         =========        ===========        =========




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                              FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN          MFS(R)
        DREYFUS IP         FIDELITY(R)            VIP               VIP            BALANCED          WORLDWIDE          INVESTORS
        TECHNOLOGY             VIP              EQUITY-          MID CAP--        PORTFOLIO--       PORTFOLIO--           TRUST
         GROWTH--        CONTRAFUND(R)--       INCOME--        SERVICE CLASS     INSTITUTIONAL     INSTITUTIONAL        SERIES--
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS           2              SHARES            SHARES          INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------------

        $       --         $   574,860        $   269,787       $    13,090       $ 1,287,452       $   135,025         $  12,136
           (26,041)           (575,821)          (183,631)         (126,539)         (553,860)         (264,387)          (11,983)
            (2,170)            (47,985)           (15,303)          (10,545)          (46,155)          (22,032)             (999)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           (28,211)            (48,946)            70,853          (123,994)          687,437          (151,394)             (846)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------

         1,124,021           7,702,947          2,625,668         1,593,576         6,728,573         3,218,091           222,137
          (948,425)         (8,929,562)        (2,911,823)       (1,940,640)       (6,117,964)       (5,663,953)         (189,703)
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           175,596          (1,226,615)          (286,155)         (347,064)          610,609        (2,445,862)           32,434
                --              20,854                 --            34,612                --                --                --

           410,652           8,227,518          2,168,461         2,998,321         1,784,741         5,551,952            57,365
        ----------         -----------        -----------       -----------       -----------       -----------         ---------
           586,248           7,021,757          1,882,306         2,685,869         2,395,350         3,106,090            89,799
        ----------         -----------        -----------       -----------       -----------       -----------         ---------

        $  558,037         $ 6,972,811        $ 1,953,159       $ 2,561,875       $ 3,082,787       $ 2,954,696         $  88,953
        ==========         ===========        ===========       ===========       ===========       ===========         =========






        PIMCO REAL                               ROYCE            T. ROWE             UIF                                VICTORY
          RETURN              ROYCE            SMALL-CAP           PRICE           EMERGING           VAN ECK              VIF
        PORTFOLIO--         MICRO-CAP         PORTFOLIO--         EQUITY        MARKETS EQUITY      VIP GLOBAL         DIVERSIFIED
          ADVISOR          PORTFOLIO--        INVESTMENT          INCOME          PORTFOLIO--          HARD          STOCK--CLASS A
         CLASS(A)       INVESTMENT CLASS         CLASS           PORTFOLIO          CLASS I           ASSETS             SHARES
      ------------------------------------------------------------------------------------------------------------------------------

         $   5,654          $  47,494          $   2,651        $   249,746       $    81,187       $    65,678         $   7,252
            (6,394)           (29,126)           (25,948)          (158,062)         (156,756)         (213,634)          (11,911)
              (533)            (2,427)            (2,162)           (13,172)          (13,063)          (17,803)             (993)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            (1,273)            15,941            (25,459)            78,512           (88,632)         (165,759)           (5,652)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------

           296,235            560,879            378,023          2,270,194         2,774,499         4,085,757           229,234
          (284,508)          (853,315)          (455,165)        (2,773,374)       (3,263,205)       (4,270,765)         (345,487)
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            11,727           (292,436)           (77,142)          (503,180)         (488,706)         (185,008)         (116,253)
            10,679                 --                 --                 --                --                --                --

           (12,128)           912,821            494,064          2,100,500         2,703,467         4,686,335           226,015
         ---------          ---------          ---------        -----------       -----------       -----------         ---------
            10,278            620,385            416,922          1,597,320         2,214,761         4,501,327           109,762
         ---------          ---------          ---------        -----------       -----------       -----------         ---------

         $   9,005          $ 636,326          $ 391,463        $ 1,675,832       $ 2,126,129       $ 4,335,568         $ 104,110
         =========          =========          =========        ===========       ===========       ===========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (3,979)       $   55,284        $   388,387       $   643,150
     Net realized gain (loss) on investments................        (55,247)         (330,603)           230,113            48,141
     Realized gain distribution received....................             --                --            272,557            73,447
     Change in unrealized appreciation (depreciation) on
       investments..........................................        483,785           944,946            373,010           444,751
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        424,559           669,627          1,264,067         1,209,489
                                                                 ----------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        113,900            73,095            648,115           567,969
     Policyowners' surrenders...............................       (440,476)         (526,498)        (3,090,390)       (2,247,954)
     Policyowners' annuity and death benefits...............        (73,233)               --            (98,797)         (110,124)
     Net transfers from (to) Fixed Account..................        (75,719)          (62,198)          (265,430)         (348,259)
     Transfers between Investment Divisions.................         89,603          (390,163)         2,116,831           511,723
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................       (385,925)         (905,764)          (689,671)       (1,626,645)
                                                                 ----------        ----------        -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (164)             (409)              (412)             (756)
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................         38,470          (236,546)           573,984          (417,912)

NET ASSETS:
     Beginning of period....................................      3,884,609         4,121,155         19,633,795        20,051,707
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $3,923,079        $3,884,609        $20,207,779       $19,633,795
                                                                 ==========        ==========        ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        FLOATING RATE--                      GOVERNMENT--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  169,294        $  109,002        $   343,790       $   460,909
     Net realized gain (loss) on investments................       (122,208)         (238,476)           303,868           273,796
     Realized gain distribution received....................             --                --            283,660            19,647
     Change in unrealized appreciation (depreciation) on
       investments..........................................        368,250         1,419,442           (192,441)         (706,020)
                                                                 ----------        ----------        -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        415,336         1,289,968            738,877            48,332
                                                                 ----------        ----------        -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        431,830           179,565            506,800           670,253
     Policyowners' surrenders...............................       (715,515)         (477,770)        (2,395,330)       (3,057,533)
     Policyowners' annuity and death benefits...............       (177,374)             (989)          (128,078)         (226,862)
     Net transfers from (to) Fixed Account..................       (308,173)         (141,953)          (353,187)         (367,502)
     Transfers between Investment Divisions.................      2,567,649         1,801,644          1,010,001          (360,892)
                                                                 ----------        ----------        -----------       -----------
       Net contributions and (withdrawals)..................      1,798,417         1,360,497         (1,359,794)       (3,342,536)
                                                                 ----------        ----------        -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (205)           (1,074)              (250)              144
                                                                 ----------        ----------        -----------       -----------
          Increase (decrease) in net assets.................      2,213,548         2,649,391           (621,167)       (3,294,060)

NET ASSETS:
     Beginning of period....................................      6,274,268         3,624,877         19,222,390        22,516,450
                                                                 ----------        ----------        -----------       -----------
     End of period..........................................     $8,487,816        $6,274,268        $18,601,223       $19,222,390
                                                                 ==========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                                                                          MAINSTAY VP
                                            MAINSTAY VP                   CONSERVATIVE                  MAINSTAY VP
              MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--                 CONVERTIBLE--
            CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (237,148)   $  (335,613)   $   102,287    $   274,015    $    97,057    $  119,347     $   190,698    $    97,840
              (115)         1,180     (5,396,544)    (5,549,030)      (100,942)     (233,942)         (1,249)      (256,779)
                --             --             --             --             --       124,509              --             --

            (1,638)          (938)     9,132,615     12,055,571        865,483     1,219,446       1,698,698      3,950,395
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------

          (238,901)      (335,371)     3,838,358      6,780,556        861,598     1,229,360       1,888,147      3,791,456
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------

         2,658,809      1,362,968        849,855        837,455        373,405       327,744         334,086        337,591
        (5,368,023)    (7,242,290)    (3,959,434)    (3,118,139)    (1,554,511)     (573,875)     (1,746,546)    (1,184,246)
           (21,562)       (35,670)       (77,360)      (120,294)       (10,032)           --         (85,578)       (21,355)
        (2,683,642)    (3,063,533)      (634,916)      (564,173)      (161,805)     (305,059)       (337,392)      (191,178)
        (1,089,030)       (33,199)    (1,568,214)      (899,228)     2,472,036     1,133,108         560,898        921,779
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
        (6,503,448)    (9,011,724)    (5,390,069)    (3,864,379)     1,119,093       581,918      (1,274,532)      (137,409)
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------


                --             (9)        (1,267)        (3,282)          (250)         (847)           (595)        (2,665)
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
        (6,742,349)    (9,347,104)    (1,552,978)     2,912,895      1,980,441     1,810,431         613,020      3,651,382


        22,355,129     31,702,233     39,105,528     36,192,633      7,931,386     6,120,955      12,395,397      8,744,015
       -----------    -----------    -----------    -----------    -----------    ----------     -----------    -----------
       $15,612,780    $22,355,129    $37,552,550    $39,105,528    $ 9,911,827    $7,931,386     $13,008,417    $12,395,397
       ===========    ===========    ===========    ===========    ===========    ==========     ===========    ===========






              MAINSTAY VP                                                 MAINSTAY VP
                 GROWTH                     MAINSTAY VP                    HIGH YIELD                   MAINSTAY VP
              ALLOCATION--                GROWTH EQUITY--               CORPORATE BOND--            ICAP SELECT EQUITY--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (14,874)    $   30,780     $  (515,476)   $  (437,030)   $ 2,982,021    $ 3,721,174    $  (187,071)   $   164,980
         (326,873)      (537,304)     (4,373,823)    (4,716,962)     1,432,746        477,939     (1,539,179)    (2,467,593)
               --         73,578              --             --             --             --             --             --

          858,678      1,337,550      11,423,265     23,035,784      2,564,631     15,280,818      7,929,038      9,851,122
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          516,931        904,604       6,533,966     17,881,792      6,979,398     19,479,931      6,202,788      7,548,509
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          230,924        272,302       1,730,873      1,756,282      1,764,033      1,416,514      1,172,909        806,371
         (458,301)      (549,949)     (7,163,606)    (5,672,396)    (8,126,929)    (6,530,706)    (4,383,545)    (3,469,624)
           (2,261)            --        (232,199)      (275,614)      (261,536)      (281,573)       (84,221)       (98,407)
         (122,049)       (53,558)       (898,765)      (867,589)    (1,033,473)    (1,215,009)      (822,597)      (528,755)
          (64,708)       (23,434)     (2,032,761)    (2,106,986)     1,765,020      3,336,870     (1,192,521)     7,241,559
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
         (416,395)      (354,639)     (8,596,458)    (7,166,303)    (5,892,885)    (3,273,904)    (5,309,975)     3,951,144
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------


             (141)          (567)           (562)       (12,304)        (2,429)       (16,011)        (2,140)        (4,382)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
          100,395        549,398      (2,063,054)    10,703,185      1,084,084     16,190,016        890,673     11,495,271


        4,239,763      3,690,365      70,148,353     59,445,168     65,284,864     49,094,848     40,845,656     29,350,385
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
       $4,340,158     $4,239,763     $68,085,299    $70,148,353    $66,368,948    $65,284,864    $41,736,329    $40,845,656
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME BUILDER--                 INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   826,032       $   992,526       $   241,176       $   767,364
     Net realized gain (loss) on investments................      (3,654,298)       (6,008,679)         (384,985)         (311,591)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,562,347        13,725,206           550,642         1,724,523
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       5,734,081         8,709,053           406,833         2,180,296
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         862,337           875,257           434,714           429,603
     Policyowners' surrenders...............................      (4,754,282)       (4,272,038)       (1,412,117)       (1,386,748)
     Policyowners' annuity and death benefits...............        (141,092)         (289,875)           (7,353)          (35,076)
     Net transfers from (to) Fixed Account..................        (775,170)         (618,273)         (217,660)         (301,216)
     Transfers between Investment Divisions.................        (303,851)       (1,205,951)         (754,426)         (620,218)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (5,112,058)       (5,510,880)       (1,956,842)       (1,913,655)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,411)           (6,373)             (295)           (1,378)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................         620,612         3,191,800        (1,550,304)          265,263

NET ASSETS:
     Beginning of period....................................      46,725,060        43,533,260        14,283,170        14,017,907
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $47,345,672       $46,725,060       $12,732,866       $14,283,170
                                                                 ===========       ===========       ===========       ===========





                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                          MODERATE
                                                                           MODERATE                             GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    97,281       $   166,513       $    13,993       $   144,129
     Net realized gain (loss) on investments................        (375,154)         (395,060)         (241,167)         (387,505)
     Realized gain distribution received....................              --           262,339                --           230,023
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,767,713         2,484,892         1,745,470         2,510,190
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,489,840         2,518,684         1,518,296         2,496,837
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         511,533           799,790           493,704           464,127
     Policyowners' surrenders...............................      (1,209,204)       (1,171,695)         (727,503)       (1,033,656)
     Policyowners' annuity and death benefits...............          (1,792)         (141,465)          (25,715)             (945)
     Net transfers from (to) Fixed Account..................        (425,437)         (277,228)         (733,233)         (120,787)
     Transfers between Investment Divisions.................       1,540,926         1,777,485         1,008,745           361,499
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................         416,026           986,887            15,998          (329,762)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            (436)           (1,659)             (406)           (1,643)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       1,905,430         3,503,912         1,533,888         2,165,432

NET ASSETS:
     Beginning of period....................................      13,837,735        10,333,823        12,032,069         9,866,637
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $15,743,165       $13,837,735       $13,565,957       $12,032,069
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                     MID CAP                       MID CAP                       MID CAP
           LARGE CAP GROWTH--                  CORE--                       GROWTH--                      VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $  (80,485)    $  (69,515)    $  (117,165)   $   (46,392)       $--        $   (71,387)       $--        $   210,288
          307,030        (73,063)     (1,037,122)      (784,208)        --         (2,716,147)        --         (4,195,061)
               --             --              --             --         --            111,734         --                 --

          623,759      1,910,897       3,573,230      2,633,254         --          4,169,315         --          5,312,557
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------

          850,304      1,768,319       2,418,943      1,802,654         --          1,493,515         --          1,327,784
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------

          236,211        212,635         407,487        159,543         --            172,443         --            171,565
         (676,236)      (573,989)     (1,125,772)      (695,340)        --           (492,022)        --           (601,503)
          (20,944)        (6,504)       (240,769)       (13,714)        --               (289)        --             (7,201)
         (164,559)       (91,407)       (313,830)      (138,004)        --           (155,785)        --           (149,494)
           41,899        315,238        (620,470)     6,662,244         --         (7,029,889)        --         (8,149,343)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
         (583,629)      (144,027)     (1,893,354)     5,974,729         --         (7,505,542)        --         (8,735,976)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------


              (90)        (1,202)           (844)          (957)        --               (867)        --               (617)
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
          266,585      1,623,090         524,745      7,776,426         --         (6,012,894)        --         (7,408,809)


        6,375,838      4,752,748      12,402,516      4,626,090         --          6,012,894         --          7,408,809
       ----------     ----------     -----------    -----------        ---        -----------        ---        -----------
       $6,642,423     $6,375,838     $12,927,261    $12,402,516        $--        $        --        $--        $        --
       ==========     ==========     ===========    ===========        ===        ===========        ===        ===========





              MAINSTAY VP                                                 MAINSTAY VP
                S&P 500                     MAINSTAY VP                    U.S. SMALL                      ALGER
                INDEX--                  SMALL CAP GROWTH--                  CAP--                   SMALL CAP GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS I-2 SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------




       $   332,343    $ 1,008,745        $--        $   (24,185)   $  (54,746)    $  (27,840)    $  (106,788)   $  (94,262)
        (2,300,932)    (3,549,920)        --         (1,620,232)     (681,145)      (208,263)        611,532      (332,898)
                --             --         --                 --            --             --              --            --


        10,889,793     17,699,821         --          2,014,080     1,628,975        959,158       1,237,575     3,103,670
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------

         8,921,204     15,158,646         --            369,663       893,084        723,055       1,742,319     2,676,510
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------

         1,876,667      1,776,077         --             57,942       111,936         51,783         185,899       204,621
        (7,805,634)    (6,622,693)        --           (222,144)     (406,612)      (247,035)       (929,306)     (618,452)
          (376,674)      (392,322)        --               (276)     (142,897)        (1,043)         (1,944)      (11,932)
        (1,119,438)    (1,455,250)        --            (50,607)      (95,696)       (67,109)        (97,494)      (67,763)
        (2,289,532)    (1,584,583)        --         (2,268,988)     (148,350)     2,291,473        (608,221)     (235,298)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
        (9,714,611)    (8,278,771)        --         (2,484,073)     (681,619)     2,028,069      (1,451,066)     (728,824)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------




            (2,795)        (8,645)        --               (159)         (214)          (426)           (598)       (1,585)
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
          (796,202)     6,871,230         --         (2,114,569)      211,251      2,750,698         290,655     1,946,101



        75,324,489     68,453,259         --          2,114,569     4,443,858      1,693,160       8,395,847     6,449,746
       -----------    -----------        ---        -----------    ----------     ----------     -----------    ----------
       $74,528,287    $75,324,489        $--        $        --    $4,655,109     $4,443,858     $ 8,686,502    $8,395,847
       ===========    ===========        ===        ===========    ==========     ==========     ===========    ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                          COLUMBIA SMALL CAP
                                                                          CALVERT VP                          VALUE FUND,
                                                                         SRI BALANCED                      VARIABLE SERIES--
                                                                           PORTFOLIO                            CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    1,612        $   23,967        $     (980)       $   (4,907)
     Net realized gain (loss) on investments................         14,973           (52,866)         (315,883)         (173,264)
     Realized gain distribution received....................             --                --                --             2,572
     Change in unrealized appreciation (depreciation) on
       investments..........................................        285,560           662,158           623,198           476,729
                                                                 ----------        ----------        ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................        302,145           633,259           306,335           301,130
                                                                 ----------        ----------        ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         77,311            82,077            73,226            44,887
     Policyowners' surrenders...............................       (391,476)         (292,987)         (215,444)         (116,445)
     Policyowners' annuity and death benefits...............           (352)              (51)          (11,564)             (195)
     Net transfers from (to) Fixed Account..................        (60,457)          (53,566)           (2,496)           (7,576)
     Transfers between Investment Divisions.................        (42,719)           34,240            18,065             8,105
                                                                 ----------        ----------        ----------        ----------
       Net contributions and (withdrawals)..................       (417,693)         (230,287)         (138,213)          (71,224)
                                                                 ----------        ----------        ----------        ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (120)             (430)              (97)             (167)
                                                                 ----------        ----------        ----------        ----------
          Increase (decrease) in net assets.................       (115,668)          402,542           168,025           229,739

NET ASSETS:
     Beginning of period....................................      3,134,039         2,731,497         1,531,979         1,302,240
                                                                 ----------        ----------        ----------        ----------
     End of period..........................................     $3,018,371        $3,134,039        $1,700,004        $1,531,979
                                                                 ==========        ==========        ==========        ==========






                                                                          JANUS ASPEN                         JANUS ASPEN
                                                                           BALANCED                            WORLDWIDE
                                                                          PORTFOLIO--                         PORTFOLIO--
                                                                     INSTITUTIONAL SHARES                INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   687,437       $   751,338       $  (151,394)      $    23,902
     Net realized gain (loss) on investments................         610,609          (418,683)       (2,445,862)       (3,570,526)
     Realized gain distribution received....................              --         1,688,278                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,784,741         7,638,123         5,551,952         9,748,589
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       3,082,787         9,659,056         2,954,696         6,201,965
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,213,218         1,062,716           600,283           524,470
     Policyowners' surrenders...............................      (5,648,147)       (4,718,762)       (2,227,916)       (1,937,536)
     Policyowners' annuity and death benefits...............         (84,748)         (104,573)          (59,949)          (71,513)
     Net transfers from (to) Fixed Account..................        (886,901)       (1,018,651)         (304,585)         (340,146)
     Transfers between Investment Divisions.................          62,436           (87,356)         (604,089)         (497,524)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (5,344,142)       (4,866,626)       (2,596,256)       (2,322,249)
                                                                 -----------       -----------       -----------       -----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (1,224)           (6,738)           (1,050)           (4,726)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,262,579)        4,785,692           357,390         3,874,990

NET ASSETS:
     Beginning of period....................................      47,853,948        43,068,256        22,498,250        18,623,260
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $45,591,369       $47,853,948       $22,855,640       $22,498,250
                                                                 ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









               DREYFUS IP
               TECHNOLOGY                 FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--                  MID CAP--
             INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS                SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (28,211)    $  (14,601)    $   (48,946)   $    35,079    $    70,853    $   136,994    $  (123,994)   $  (72,572)
          175,596          7,075      (1,226,615)    (3,210,929)      (286,155)    (1,395,719)      (347,064)     (847,276)
               --             --          20,854         12,051             --             --         34,612        44,778

          410,652        722,333       8,227,518     16,334,342      2,168,461      4,834,498      2,998,321     3,664,282
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------

          558,037        714,807       6,972,811     13,170,543      1,953,159      3,575,773      2,561,875     2,789,212
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------

           68,055         71,523       1,145,498      1,303,397        574,804        492,997        426,231       413,631
         (164,805)      (131,423)     (4,631,646)    (4,520,861)    (1,705,478)    (1,671,372)      (770,613)     (864,343)
               --             --        (201,737)      (110,339)       (40,196)       (53,082)       (27,522)      (14,501)
          (37,871)       (25,891)       (791,493)      (870,422)      (359,143)      (345,453)      (147,624)     (200,192)
          (73,813)       430,471      (2,116,772)    (1,370,696)      (431,668)      (147,258)       290,176      (183,587)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
         (208,434)       344,680      (6,596,150)    (5,568,921)    (1,961,681)    (1,724,168)      (229,352)     (848,992)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------


               35           (506)         (2,088)        (8,453)          (967)        (2,228)          (664)       (1,945)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
          349,638      1,058,981         374,573      7,593,169         (9,489)     1,849,377      2,331,859     1,938,275


        2,192,261      1,133,280      49,788,524     42,195,355     15,796,829     13,947,452      9,764,516     7,826,241
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    ----------
       $2,541,899     $2,192,261     $50,163,097    $49,788,524    $15,787,340    $15,796,829    $12,096,375    $9,764,516
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ==========







            MFS(R) INVESTORS                   MFS(R)                        MFS(R)                   NEUBERGER BERMAN
             TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--               AMT MID-CAP
             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS           GROWTH PORTFOLIO--CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $     (846)    $    3,628     $   (5,071)    $    2,572     $   346,579    $   596,890    $  (11,254)     $  (8,568)
           32,434         12,600         79,791          1,747        (285,449)      (805,193)      (61,577)      (128,033)
               --             --             --             --              --             --            --             --

           57,365        203,128        104,024        324,812       2,170,807      5,111,844       286,537        307,264
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------

           88,953        219,356        178,744        329,131       2,231,937      4,903,541       213,706        170,663
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------

           58,712         29,367         37,950         26,822         795,232        640,225        44,643         56,633
         (130,115)       (85,598)      (184,894)      (139,312)     (1,940,304)    (1,578,971)      (76,169)       (68,198)
           (6,836)           (46)        (9,740)        (7,560)        (44,781)       (35,532)           --             --
          (31,979)       (25,061)        (8,061)       (54,300)       (460,077)      (364,410)       (7,404)       (21,604)
           18,029         11,676        (25,611)       (51,877)       (333,017)      (739,242)      144,225        (13,548)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
          (92,189)       (69,662)      (190,356)      (226,227)     (1,982,947)    (2,077,930)      105,295        (46,717)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------


              (31)          (144)           (54)          (215)            313         (3,098)          (38)          (102)
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
           (3,267)       149,550        (11,666)       102,689         249,303      2,822,513       318,963        123,844


        1,049,556        900,006      1,378,309      1,275,620      20,280,815     17,458,302       760,868        637,024
       ----------     ----------     ----------     ----------     -----------    -----------    ----------      ---------
       $1,046,289     $1,049,556     $1,366,643     $1,378,309     $20,530,118    $20,280,815    $1,079,831      $ 760,868
       ==========     ==========     ==========     ==========     ===========    ===========    ==========      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                                                    ROYCE
                                                                    PIMCO REAL                    MICRO-CAP
                                                                RETURN PORTFOLIO--               PORTFOLIO--
                                                                 ADVISOR CLASS(A)              INVESTMENT CLASS
                                                                ------------------    ---------------------------------
                                                                       2010                   2010              2009
                                                                -------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (1,273)            $   15,941        $  (22,593)
     Net realized gain (loss) on investments................            11,727               (292,436)         (408,499)
     Realized gain distribution received....................            10,679                     --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................           (12,128)               912,821         1,210,789
                                                                    ----------             ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................             9,005                636,326           779,697
                                                                    ----------             ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            90,796                116,739            64,367
     Policyowners' surrenders...............................           (25,055)              (188,427)         (163,966)
     Policyowners' annuity and death benefits...............                --                (21,688)          (14,670)
     Net transfers from (to) Fixed Account..................            26,677                (52,525)          (26,639)
     Transfers between Investment Divisions.................         1,180,575                163,483           269,680
                                                                    ----------             ----------        ----------
       Net contributions and (withdrawals)..................         1,272,993                 17,582           128,772
                                                                    ----------             ----------        ----------
     Increase/(Decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................                --                   (106)             (593)
                                                                    ----------             ----------        ----------
          Increase (decrease) in net assets.................         1,281,998                653,802           907,876

NET ASSETS:
     Beginning of period....................................                --              2,297,022         1,389,146
                                                                    ----------             ----------        ----------
     End of period..........................................        $1,281,998             $2,950,824        $2,297,022
                                                                    ==========             ==========        ==========






                                                                                 VICTORY VIF
                                                                             DIVERSIFIED STOCK--
                                                                               CLASS A SHARES
                                                                  ----------------------------------------
                                                                       2010                  2009
                                                                  ----------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................        $   (5,652)           $   (5,140)
     Net realized gain (loss) on investments................          (116,253)             (220,466)
     Realized gain distribution received....................                --                    --
     Change in unrealized appreciation (depreciation) on
       investments..........................................           226,015               449,002
                                                                    ----------            ----------
       Net increase (decrease) in net assets resulting from
          operations........................................           104,110               223,396
                                                                    ----------            ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................            49,140                36,404
     Policyowners' surrenders...............................           (68,646)             (103,621)
     Policyowners' annuity and death benefits...............                --                    --
     Net transfers from (to) Fixed Account..................           (42,131)              (93,233)
     Transfers between Investment Divisions.................           (54,009)              (63,220)
                                                                    ----------            ----------
       Net contributions and (withdrawals)..................          (115,646)             (223,670)
                                                                    ----------            ----------
  Increase/(Decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................               (26)                 (146)
                                                                    ----------            ----------
       Increase (decrease) in net assets....................           (11,562)                 (420)

NET ASSETS:
     Beginning of period....................................         1,056,626             1,057,046
                                                                    ----------            ----------
     End of period..........................................        $1,045,064            $1,056,626
                                                                    ==========            ==========



(a) For the Period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                 ROYCE
               SMALL-CAP                   T. ROWE PRICE                      UIF                         VAN ECK
              PORTFOLIO--                  EQUITY INCOME                EMERGING MARKETS                 VIP GLOBAL
            INVESTMENT CLASS                 PORTFOLIO             EQUITY PORTFOLIO--CLASS I            HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
     -----------------------------------------------------------------------------------------------------------------------



       $  (25,459)    $  (21,354)    $    78,512    $    82,723    $   (88,632)   $  (138,713)   $  (165,759)   $  (154,795)
          (77,142)      (235,719)       (503,180)      (936,028)      (488,706)       (65,323)      (185,008)      (729,520)
               --             --              --             --             --             --             --         74,508

          494,064        726,513       2,100,500      3,446,478      2,703,467      5,723,290      4,686,335      7,186,230
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          391,463        469,440       1,675,832      2,593,173      2,126,129      5,519,254      4,335,568      6,376,423
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------

          132,196         71,907         371,612        465,922        371,790        317,499        611,433        459,178
         (185,871)      (131,962)     (1,548,215)    (1,152,838)    (1,251,872)    (1,097,443)    (1,683,089)    (1,321,225)
             (855)            --         (57,972)       (30,746)       (69,567)        (4,982)       (19,171)       (53,385)
          (27,189)       (36,471)       (140,489)      (384,409)      (119,196)      (137,639)      (313,716)      (140,700)
          158,692         38,806          87,629       (369,536)      (346,335)       614,734       (596,804)       669,685
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
           76,973        (57,720)     (1,287,435)    (1,471,607)    (1,415,180)      (307,831)    (2,001,347)      (386,447)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------


             (115)          (270)           (833)        (1,384)          (370)        (4,989)        (1,355)        (4,291)
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
          468,321        411,450         387,564      1,120,182        710,579      5,206,434      2,332,866      5,985,685


        2,005,399      1,593,949      13,368,063     12,247,881     13,681,131      8,474,697     17,956,805     11,971,120
       ----------     ----------     -----------    -----------    -----------    -----------    -----------    -----------
       $2,473,720     $2,005,399     $13,755,627    $13,368,063    $14,391,710    $13,681,131    $20,289,671    $17,956,805
       ==========     ==========     ===========    ===========    ===========    ===========    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck VIP Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class

Alger Small Cap Growth--Class I-2 Shares(1)
Calvert VP SRI Balanced Portfolio(2)
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
PIMCO Real Return Portfolio--Advisor Class
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
UIF Emerging Markets Equity Portfolio--Class I(3)
Van Eck VIP Global Hard Assets(4)
Victory VIF Diversified Stock--Class A Shares

-------

(1) New allocations to Alger Small Cap Growth--Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the invesment division as of June 1, 2007.

(2) Formerly CVS Calvert Social Balanced.

(3) Formerly Van Kampen's UIF Emerging Markets Equity--Class I.

(4) Formerly Van Eck Worldwide Hard Assets.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of Separate Account-I and Separate Account-II are as follows:






                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            255                1,082           11,282
Identified cost.........................         $2,784              $15,026          $11,283
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            361                1,381           15,644
Identified cost.........................         $3,903              $19,136          $15,645





                                       MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                       HIGH YIELD          ICAP SELECT        INCOME
                                    CORPORATE BOND--        EQUITY--         BUILDER--
                                      INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                  ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-
  QUALIFIED POLICIES)
Number of shares................           7,092               2,222            2,580
Identified cost.................         $65,786             $28,372          $37,793
SEPARATE ACCOUNT-II (TAX-
  QUALIFIED POLICIES)
Number of shares................           6,924               3,330            3,330
Identified cost.................         $64,127             $42,558          $51,689



Investment activity for the year ended December 31, 2010 was as follows:





                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                               BALANCED--            BOND--            CASH
                                              SERVICE CLASS       INITIAL CLASS     MANAGEMENT
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $289               $2,628           $ 6,738
Proceeds from sales.....................           745                3,764            10,823
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $294               $3,592           $ 6,292
Proceeds from sales.....................           687                3,648            13,029







                                       MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                       HIGH YIELD          ICAP SELECT        INCOME
                                    CORPORATE BOND--        EQUITY--         BUILDER--
                                      INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                  ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-
  QUALIFIED POLICIES)
Purchases.......................         $6,275              $  467           $1,574
Proceeds from sales.............          8,961               5,178            6,534
SEPARATE ACCOUNT-II (TAX-
  QUALIFIED POLICIES)
Purchases.......................         $5,778              $  762           $1,769
Proceeds from sales.............          8,720               6,411            6,102

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                      MAINSTAY VP       MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING       MAINSTAY VP        GROWTH            GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--       GOVERNMENT--     ALLOCATION--        EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS   INITIAL CLASS    SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

           1,534           672               863               513            1,310             295              1,730
         $29,112        $6,896           $ 8,876            $4,425          $14,850          $3,048            $53,206

           2,341           879             1,087               913            1,617             443              2,767
         $45,890        $9,020           $11,283            $8,055          $18,142          $4,267            $87,822





       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP         MODERATE       MAINSTAY VP     MAINSTAY VP
        EQUITY--      GROWTH--        MID CAP         MODERATE            GROWTH          S&P 500          U.S.
         INITIAL       INITIAL        CORE--        ALLOCATION--       ALLOCATION--       INDEX--       SMALL CAP--
          CLASS         CLASS      INITIAL CLASS    SERVICE CLASS      SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------

             693          230             709              698                754           1,862            321
         $10,437       $2,914         $ 6,917          $ 6,879            $ 7,686         $46,627         $2,229

             992          444           1,089            1,450              1,307           2,931            499
         $14,749       $5,347         $10,755          $14,673            $13,565         $74,201         $3,454








       MAINSTAY VP
         COMMON       MAINSTAY VP                         MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
         STOCK--     CONSERVATIVE      MAINSTAY VP         FLOATING        MAINSTAY VP        GROWTH           GROWTH
         INITIAL     ALLOCATION--     CONVERTIBLE--         RATE--        GOVERNMENT--     ALLOCATION--       EQUITY--
          CLASS      SERVICE CLASS    INITIAL CLASS      SERVICE CLASS    INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------

         $  492         $2,210           $1,097             $1,329           $2,168            $250            $  428
          4,462          1,904            2,058              1,406            4,638             641             7,454

         $  715         $2,936           $1,279             $3,426           $3,507            $414            $  519
          6,124          1,717            2,330              1,473            4,190             921             9,720







       MAINSTAY VP
        INTERNA-     MAINSTAY VP                                        MAINSTAY VP
         TIONAL       LARGE CAP     MAINSTAY VP      MAINSTAY VP         MODERATE       MAINSTAY VP     MAINSTAY VP
        EQUITY--      GROWTH--        MID CAP         MODERATE            GROWTH          S&P 500          U.S.
         INITIAL       INITIAL        CORE--        ALLOCATION--       ALLOCATION--       INDEX--       SMALL CAP--
          CLASS         CLASS      INITIAL CLASS    SERVICE CLASS      SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------

         $  597        $  385         $  426           $1,313             $1,138          $ 1,183         $  234
          1,843         1,176          1,526            2,247              1,025            7,528            605

         $  810        $  479         $  443           $3,490             $2,013          $ 1,568         $  255
          2,591         1,159          2,513            2,967              1,987           11,003          1,046

--------------------------------------------------------------------------------






                                                                                     COLUMBIA
                                                                                     SMALL CAP
                                                  ALGER              CALVERT        VALUE FUND,
                                                SMALL CAP            VP SRI          VARIABLE
                                                GROWTH--            BALANCED         SERIES--
                                            CLASS I-2 SHARES        PORTFOLIO         CLASS B
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            138                 566               57
Identified cost.........................         $3,340              $1,018           $  820
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            271               1,781               97
Identified cost.........................         $5,633              $3,183           $1,401





                                                                                     NEUBERGER
                                                                                      BERMAN
                                                 MFS(R)              MFS(R)         AMT MID-CAP
                                                RESEARCH            UTILITIES         GROWTH
                                                SERIES--            SERIES--        PORTFOLIO--
                                              INITIAL CLASS       SERVICE CLASS       CLASS S
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             34                  443             32
Identified cost.........................         $  586              $12,350           $744
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             72                  823             40
Identified cost.........................         $1,085              $22,426           $833





                                                                                     COLUMBIA
                                                                                     SMALL CAP
                                                  ALGER              CALVERT        VALUE FUND,
                                                SMALL CAP            VP SRI          VARIABLE
                                                GROWTH--            BALANCED         SERIES--
                                            CLASS I-2 SHARES        PORTFOLIO         CLASS B
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $   96               $ 79            $  234
Proceeds from sales.....................          1,087                193               459
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  118               $116            $1,036
Proceeds from sales.....................          1,734                536             1,176





                                                                                     NEUBERGER
                                                                                      BERMAN
                                                 MFS(R)              MFS(R)         AMT MID-CAP
                                                RESEARCH            UTILITIES         GROWTH
                                                SERIES--            SERIES--        PORTFOLIO--
                                              INITIAL CLASS       SERVICE CLASS       CLASS S
                                          ------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................          $ 35               $  672            $314
Proceeds from sales.....................           194                3,057             294
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................          $ 41               $1,582            $307
Proceeds from sales.....................           238                3,240             217



(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                          FIDELITY(R)       FIDELITY(R)       FIDELITY(R)     JANUS ASPEN      JANUS ASPEN
        DREYFUS IP            VIP               VIP               VIP          BALANCED         WORLDWIDE          MFS(R)
        TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--      PORTFOLIO--      PORTFOLIO--        INVESTORS
         GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2            SHARES           SHARES         INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------

              68              1,147               475               174             796              431              27
          $  593            $31,253           $11,130           $ 5,136         $19,264          $14,563            $525

             196              2,101               830               377           1,612              759              51
          $1,891            $54,574           $19,131           $11,047         $38,853          $27,194            $963





                                                                              UIF
          PIMCO          ROYCE            ROYCE             T. ROWE        EMERGING
       REAL RETURN     MICRO-CAP        SMALL-CAP            PRICE          MARKETS                          VICTORY VIF
       PORTFOLIO--    PORTFOLIO--      PORTFOLIO--          EQUITY          EQUITY           VAN ECK         DIVERSIFIED
         ADVISOR      INVESTMENT       INVESTMENT           INCOME        PORTFOLIO--      VIP GLOBAL          STOCK--
        CLASS(A)         CLASS            CLASS            PORTFOLIO        CLASS I        HARD ASSETS     CLASS A SHARES
      --------------------------------------------------------------------------------------------------------------------

             60            171              134                 371             576              366               47
         $  793         $1,751           $1,174             $ 8,292         $ 9,308          $11,827           $  480

             97            242              237                 691             936              539              107
         $1,293         $2,259           $2,054             $14,997         $14,646          $17,110           $1,067







                          FIDELITY(R)       FIDELITY(R)       FIDELITY(R)     JANUS ASPEN      JANUS ASPEN
        DREYFUS IP            VIP               VIP               VIP          BALANCED         WORLDWIDE          MFS(R)
        TECHNOLOGY          CONTRA-           EQUITY-          MID CAP--      PORTFOLIO--      PORTFOLIO--        INVESTORS
         GROWTH--          FUND(R)--         INCOME--        SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS           2            SHARES           SHARES         INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------

          $  217            $  787            $  256            $  595          $1,360           $  220             $ 14
             318             4,885             2,281             1,243           4,116            2,475              173

          $  885            $  991            $  734            $1,222          $2,057           $  438             $100
           1,124             7,703             2,626             1,594           6,729            3,218              222





                                                                              UIF
          PIMCO          ROYCE            ROYCE             T. ROWE        EMERGING
       REAL RETURN     MICRO-CAP        SMALL-CAP            PRICE          MARKETS                          VICTORY VIF
       PORTFOLIO--    PORTFOLIO--      PORTFOLIO--          EQUITY          EQUITY           VAN ECK         DIVERSIFIED
         ADVISOR      INVESTMENT       INVESTMENT           INCOME        PORTFOLIO--      VIP GLOBAL          STOCK--
        CLASS(A)         CLASS            CLASS            PORTFOLIO        CLASS I        HARD ASSETS     CLASS A SHARES
      --------------------------------------------------------------------------------------------------------------------

         $  859          $316             $273              $  259          $  676           $1,244             $ 24
             69           262              339               1,215           1,803            3,078              175

         $1,577          $595             $431              $1,021          $1,241           $1,903             $109
            296           561              378               2,270           2,774            4,086              229

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:






                                              MAINSTAY VP           MAINSTAY VP
                                              BALANCED--              BOND--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2010       2009       2010       2009
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       25           3         91         77
Units redeemed........................      (67)        (96)      (170)      (142)
                                            ---        ----       ----       ----
  Net increase (decrease).............      (42)        (93)       (79)       (65)
                                            ===        ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       25           8        129         55
Units redeemed........................      (61)       (115)      (161)      (140)
                                            ---        ----       ----       ----
  Net increase (decrease).............      (36)       (107)       (32)       (85)
                                            ===        ====       ====       ====







                                              MAINSTAY VP           MAINSTAY VP
                                            FLOATING RATE--        GOVERNMENT--
                                             SERVICE CLASS         INITIAL CLASS
                                          ------------------    ------------------
                                            2010       2009       2010       2009
                                          ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       107        176         67          9
Units redeemed........................      (124)      (103)      (209)      (232)
                                            ----       ----       ----       ----
  Net increase (decrease).............       (17)        73       (142)      (223)
                                            ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       290        207        126         32
Units redeemed........................      (130)       (66)      (188)      (197)
                                            ----       ----       ----       ----
  Net increase (decrease).............       160        141        (62)      (165)
                                            ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
             CASH                 STOCK--             ALLOCATION           CONVERTIBLE--
          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


        4,742      1,025         5         12        185        105        38         35
       (7,470)    (8,150)     (167)      (209)      (165)      (197)      (88)       (84)
       ------     ------      ----       ----       ----       ----       ---        ---
       (2,728)    (7,125)     (162)      (197)        20        (92)      (50)       (49)
       ======     ======      ====       ====       ====       ====       ===        ===


        4,451        961         7         41        246        147        45         68
       (8,979)    (7,411)     (225)      (225)      (148)       (95)      (99)       (80)
       ------     ------      ----       ----       ----       ----       ---        ---
       (4,528)    (6,450)     (218)      (184)        98         52       (54)       (12)
       ======     ======      ====       ====       ====       ====       ===        ===






          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
            GROWTH                GROWTH              HIGH YIELD            ICAP SELECT
         ALLOCATION--            EQUITY--          CORPORATE BOND--          EQUITY--
         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


         24          5          12         24         89        228         22        372
        (64)       (33)       (331)      (418)      (285)      (460)      (395)      (342)
        ---        ---        ----       ----       ----       ----       ----       ----
        (40)       (28)       (319)      (394)      (196)      (232)      (373)        30
        ===        ===        ====       ====       ====       ====       ====       ====


         42         42          11        102         74        203         39        684
        (94)       (79)       (427)      (518)      (276)      (346)      (472)      (394)
        ---        ---        ----       ----       ----       ----       ----       ----
        (52)       (37)       (416)      (416)      (202)      (143)      (433)       290
        ===        ===        ====       ====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               INCOME             INTERNATIONAL
                                              BUILDER--             EQUITY--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       21         13         16          8
Units redeemed........................     (255)      (346)       (81)      (113)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (234)      (333)       (65)      (105)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       17         43         21         23
Units redeemed........................     (232)      (321)      (114)      (124)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (215)      (278)       (93)      (101)
                                           ====       ====       ====       ====






                                             MAINSTAY VP
                                              MODERATE             MAINSTAY VP
                                               GROWTH                S&P 500
                                            ALLOCATION--             INDEX--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................      105        107         15         22
Units redeemed........................      (94)      (178)      (251)      (399)
                                           ----       ----       ----       ----
  Net increase (decrease).............       11        (71)      (236)      (377)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      186         92         12         81
Units redeemed........................     (183)      (135)      (365)      (451)
                                           ----       ----       ----       ----
  Net increase (decrease).............        3        (43)      (353)      (370)
                                           ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                                                               MAINSTAY VP
                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP         MODERATE
          MAINSTAY VP             MID CAP               MID CAP               MID CAP         ALLOCATION--
      LARGE CAP GROWTH--          CORE--               GROWTH--               VALUE--            SERVICE
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS          CLASS
      ------------------    ------------------    ------------------    ------------------    ------------
        2010       2009       2010       2009       2010       2009       2010       2009     2010    2009
      ----------------------------------------------------------------------------------------------------


         30         63          27       315         --           6        --           8      111     199
        (84)       (46)        (99)      (54)        --        (445)       --        (557)    (207)   (139)
        ---        ---        ----       ---         --        ----        --        ----     ----    ----
        (54)        17         (72)      261         --        (439)       --        (549)     (96)     60
        ===        ===        ====       ===         ==        ====        ==        ====     ====    ====


         37         45          28       520         --          17        --          18      302     282
        (81)       (59)       (164)      (68)        --        (665)       --        (813)    (271)   (170)
        ---        ---        ----       ---         --        ----        --        ----     ----    ----
        (44)       (14)       (136)      452         --        (648)       --        (795)      31     112
        ===        ===        ====       ===         ==        ====        ==        ====     ====    ====






                                                      ALGER
                                MAINSTAY VP         SMALL CAP          CALVERT             COLUMBIA
          MAINSTAY VP           U.S. SMALL          GROWTH--           VP SRI           SMALL CAP VALUE
      SMALL CAP GROWTH--           CAP--            CLASS I-2         BALANCED          FUND, VARIABLE
         INITIAL CLASS         INITIAL CLASS         SHARES           PORTFOLIO         SERIES--CLASS B
      ------------------    ------------------    ------------    ----------------    ------------------
        2010       2009       2010       2009     2010    2009    2010      2009      2010       2009
      --------------------------------------------------------------------------------------------------


         --           2        18        145         9       4       4          --      20             2
         --        (252)      (47)       (12)      (82)   (108)    (10)        (14)    (39)          (27)
         --        ----       ---        ---      ----    ----     ---         ---    ----           ---
         --        (250)      (29)       133       (73)   (104)     (6)        (14)    (19)          (25)
         ==        ====       ===        ===      ====    ====     ===         ===    ====           ===


         --           9        21        212        10      23       5           8      87             6
         --        (337)      (84)       (27)     (129)    (91)    (28)        (22)   (102)          (13)
         --        ----       ---        ---      ----    ----     ---         ---    ----           ---
         --        (328)      (63)       185      (119)    (68)    (23)        (14)    (15)           (7)
         ==        ====       ===        ===      ====    ====     ===         ===    ====           ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                          2010       2009        2010       2009
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)

Units issued..........................      20         20          21         18
Units redeemed........................     (31)       (10)       (188)      (286)
                                          ----        ---        ----       ----


  Net increase (decrease).............     (11)        10        (167)      (268)
                                          ====        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      86         65          18         72
Units redeemed........................    (109)       (19)       (297)      (360)
                                          ----        ---        ----       ----

  Net increase (decrease).............     (23)        46        (279)      (288)
                                          ====        ===        ====       ====







                                               MFS(R)                MFS(R)
                                              RESEARCH              UTILITIES
                                              SERIES--              SERIES--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       2          1          18          9
Units redeemed........................     (17)       (14)       (153)      (150)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (15)       (13)       (135)      (141)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       4          3          53         40
Units redeemed........................     (21)       (28)       (154)      (174)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (17)       (25)       (101)      (134)
                                           ===        ===        ====       ====




(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                   JANUS ASPEN     JANUS ASPEN       MFS(R)
                                                    BALANCED        WORLDWIDE       INVESTORS
          FIDELITY(R)           FIDELITY(R)        PORTFOLIO--     PORTFOLIO--        TRUST
              VIP                   VIP             INSTITU-        INSTITU-        SERIES--
        EQUITY-INCOME--          MID CAP--           TIONAL          TIONAL          INITIAL
         INITIAL CLASS        SERVICE CLASS 2        SHARES          SHARES           CLASS
      ------------------    ------------------    ------------    ------------    ------------
       2010       2009        2010       2009     2010    2009    2010    2009    2010    2009
      ----------------------------------------------------------------------------------------




          7         11         32          6        28      10      11      13       1       1
       (132)      (199)       (65)       (53)     (139)   (180)   (149)   (163)    (17)    (11)
       ----       ----        ---        ---      ----    ----    ----    ----     ---     ---

       (125)      (188)       (33)       (47)     (111)   (170)   (138)   (150)    (16)    (10)
       ====       ====        ===        ===      ====    ====    ====    ====     ===     ===


         31         38         65         30        31      46      22      44       9       6
       (148)      (171)       (81)       (88)     (224)   (257)   (190)   (229)    (21)    (13)
       ----       ----        ---        ---      ----    ----    ----    ----     ---     ---

       (117)      (133)       (16)       (58)     (193)   (211)   (168)   (185)    (12)     (7)
       ====       ====        ===        ===      ====    ====    ====    ====     ===     ===






           NEUBERGER
            BERMAN                PIMCO                ROYCE                 ROYCE
          AMT MID-CAP          REAL RETURN           MICRO-CAP             SMALL-CAP           T. ROWE PRICE
      GROWTH PORTFOLIO--       PORTFOLIO--          PORTFOLIO--           PORTFOLIO--          EQUITY INCOME
            CLASS S         ADVISOR CLASS(A)     INVESTMENT CLASS      INVESTMENT CLASS          PORTFOLIO
      ------------------    ----------------    ------------------    ------------------    ------------------
        2010       2009           2010            2010       2009       2010       2009       2010       2009
      --------------------------------------------------------------------------------------------------------


         22          1              82             20          2         23          6          11         14
        (20)       (11)             (6)           (18)       (24)       (27)       (11)        (83)      (139)
        ---        ---             ---            ---        ---        ---        ---        ----       ----
          2        (10)             76              2        (22)        (4)        (5)        (72)      (125)
        ===        ===             ===            ===        ===        ===        ===        ====       ====


         23          5             152             41         31         35         10          59         42
        (16)       (11)            (28)           (40)       (21)       (29)       (19)       (154)      (175)
        ---        ---             ---            ---        ---        ---        ---        ----       ----
          7         (6)            124              1         10          6         (9)        (95)      (133)
        ===        ===             ===            ===        ===        ===        ===        ====       ====


--------------------------------------------------------------------------------







                                                 UIF
                                              EMERGING
                                               MARKETS               VAN ECK
                                               EQUITY              VIP GLOBAL
                                             PORTFOLIO--              HARD
                                               CLASS I               ASSETS
                                         ------------------    ------------------
                                           2010       2009       2010       2009
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       27         7          37        26
Units redeemed........................      (74)      (57)        (91)      (55)
                                           ----       ---        ----       ---
  Net increase (decrease).............      (47)      (50)        (54)      (29)
                                           ====       ===        ====       ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       52        47          55        38
Units redeemed........................     (115)      (70)       (116)      (57)
                                           ----       ---        ----       ---
  Net increase (decrease).............      (63)      (23)        (61)      (19)
                                           ====       ===        ====       ===






                                               VICTORY
                                                 VIF
                                             DIVERSIFIED
                                               STOCK--
                                               CLASS A
                                               SHARES
                                         ------------------
                                           2010       2009
                                         ------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       2         --
Units redeemed........................     (15)       (13)
                                           ---        ---
  Net increase (decrease).............     (13)       (13)
                                           ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10          4
Units redeemed........................     (20)       (28)
                                           ---        ---
  Net increase (decrease).............     (10)       (24)
                                           ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006.



                                                       MAINSTAY VP
                                                       BALANCED--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $2,729   $2,911    $ 3,193   $5,814    $5,952
Units Outstanding..................     239      281        374      504       522
Variable Accumulation Unit Value...  $11.58   $10.35    $  8.54   $11.55    $11.41
Total Return.......................   11.9%    21.2%     (26.0%)    1.2%      9.0%
Investment Income Ratio............    1.2%     2.8%         --     1.9%      2.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $3,923   $3,885    $ 4,121   $7,342    $7,536
Units Outstanding..................     339      375        482      636       659
Variable Accumulation Unit Value...  $11.58   $10.35    $  8.54   $11.55    $11.41
Total Return.......................   11.9%    21.2%     (26.0%)    1.2%      9.0%
Investment Income Ratio............    1.2%     1.9%         --     1.9%      1.9%







                                                       MAINSTAY VP
                                                      COMMON STOCK--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $24,595   $26,124   $25,673   $50,558   $59,578
Units Outstanding..................      895     1,057     1,254     1,551     1,891
Variable Accumulation Unit Value...  $ 27.49   $ 24.73   $ 20.47   $ 32.60   $ 31.41
Total Return.......................    11.2%     20.8%    (37.2%)     3.8%     15.0%
Investment Income Ratio............     1.6%      2.1%      1.4%      1.2%      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $37,553   $39,106   $36,193   $69,699   $78,196
Units Outstanding..................    1,366     1,584     1,768     2,135     2,492
Variable Accumulation Unit Value...  $ 27.49   $ 24.73   $ 20.47   $ 32.60   $ 31.41
Total Return.......................    11.2%     20.8%    (37.2%)     3.8%     15.0%
Investment Income Ratio............     1.6%      2.1%      1.4%      1.2%      0.5%







                                                       MAINSTAY VP
                                                     FLOATING RATE--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------


SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $4,772   $4,769    $ 2,959   $8,133    $8,345
Units Outstanding..................     421      438        365      764       790
Variable Accumulation Unit Value...  $11.33   $10.65    $  8.09   $10.65    $10.54
Total Return.......................    6.5%    31.5%     (24.0%)    1.0%      4.4%
Investment Income Ratio............    3.8%     3.4%       5.2%     6.3%      6.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $8,488   $6,274    $ 3,625   $7,617    $6,237
Units Outstanding..................     749      589        448      715       591
Variable Accumulation Unit Value...  $11.33   $10.65    $  8.09   $10.65    $10.54
Total Return.......................    6.5%    31.5%     (24.0%)    1.0%      4.4%
Investment Income Ratio............    3.8%     3.4%       5.1%     6.3%      6.1%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------





                      MAINSTAY VP
                         BOND--                                    MAINSTAY VP
                     INITIAL CLASS                               CASH MANAGEMENT
      -------------------------------------------  -------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ----------------------------------------------------------------------------------------


      $15,792  $16,463  $16,721  $19,942  $22,809  $11,244  $15,141  $25,777  $17,455  $15,147
          735      814      879    1,074    1,291    7,956   10,684   17,809   12,112   10,856
      $ 21.54  $ 20.23  $ 19.02  $ 18.57  $ 17.67  $  1.42  $  1.44  $  1.46  $  1.44  $  1.39
         6.5%     6.4%     2.4%     5.1%     3.2%    (1.3%)   (1.2%)    0.9%     3.5%     3.3%
         3.1%     4.7%     4.0%     3.5%     1.1%     0.0%     0.0%     2.1%     4.7%     4.5%


      $20,208  $19,634  $20,052  $22,841  $24,607  $15,613  $22,355  $31,702  $22,380  $18,695
          938      970    1,055    1,230    1,391   11,031   15,559   22,009   15,515   13,408
      $ 21.54  $ 20.23  $ 19.02  $ 18.57  $ 17.67  $  1.42  $  1.44  $  1.46  $  1.44  $  1.39
         6.5%     6.4%     2.4%     5.1%     3.2%    (1.3%)   (1.2%)    0.9%     3.5%     3.2%
         3.2%     4.0%     4.1%     3.5%     1.1%     0.0%     0.0%     2.1%     4.7%     4.5%






                        MAINSTAY VP
                       CONSERVATIVE                                     MAINSTAY VP
                       ALLOCATION--                                    CONVERTIBLE--
                       SERVICE CLASS                                   INITIAL CLASS
      ----------------------------------------------  ----------------------------------------------
       2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ----------------------------------------------------------------------------------------------


      $7,580   $6,661    $ 6,358   $6,440    $2,905   $10,325   $10,046   $ 7,622   $14,516  $15,911
         634      614        706      578       274       414       464       513       632      785
      $11.96   $10.85    $  9.01   $11.22    $10.60   $ 24.96   $ 21.45   $ 14.88   $ 22.98  $ 20.27
       10.3%    20.4%     (19.7%)    5.8%      6.0%     16.3%     44.2%    (35.3%)    13.4%     9.0%
        2.3%     2.9%       0.0%     3.7%      1.9%      2.8%      2.2%      2.1%      2.1%     2.2%


      $9,912   $7,931    $ 6,121   $5,133    $2,527   $13,008   $12,395   $ 8,744   $15,694  $15,913
         831      733        681      459       239       523       577       589       684      787
      $11.93   $10.82    $  8.99   $11.19    $10.57   $ 24.89   $ 21.39   $ 14.84   $ 22.92  $ 20.22
       10.3%    20.4%     (19.7%)    5.8%      5.7%     16.3%     44.2%    (35.3%)    13.4%     9.0%
        2.4%     3.1%       0.0%     3.5%      1.9%      2.8%      2.2%      2.0%      2.2%     2.3%






                                                                         MAINSTAY VP
                        MAINSTAY VP                                         GROWTH
                        GOVERNMENT--                                     ALLOCATION--
                       INITIAL CLASS                                    SERVICE CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006     2010     2009      2008      2007       2006
      ------------------------------------------------------------------------------------------------


      $15,107   $17,425   $21,921   $19,211   $22,275  $2,885   $2,769    $ 2,515   $4,397     $1,990
          711       853     1,076     1,022     1,249     277      317        345      370        190
      $ 21.26   $ 20.44   $ 20.38   $ 18.80   $ 17.86  $10.41   $ 9.19    $  7.29   $11.87     $10.92
         4.0%      0.3%      8.4%      5.3%      2.7%   13.3%    26.1%     (38.6%)    8.7%       9.2%
         3.0%      3.4%      3.0%      4.6%      0.9%    1.0%     2.1%       0.5%     1.1%       1.3%


      $18,601   $19,222   $22,516   $19,466   $21,756  $4,340   $4,240    $ 3,690   $5,371     $3,103
          878       940     1,105     1,035     1,218     413      465        502      448        282
      $ 21.26   $ 20.44   $ 20.38   $ 18.80   $ 17.86  $10.50   $ 9.27    $  7.36   $11.97     $11.01
         4.0%      0.3%      8.4%      5.3%      2.7%   13.3%    26.1%     (38.6%)    8.7%      10.1%
         3.1%      3.5%      3.1%      4.7%      1.0%    0.9%     2.1%       0.5%     1.1%       1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                     GROWTH EQUITY--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $42,555   $45,099   $40,225  $ 82,778  $ 95,153
Units Outstanding..................    1,840     2,159     2,553     3,168     4,037
Variable Accumulation Unit Value...  $ 23.14   $ 20.89   $ 15.77  $  26.14  $  23.56
Total Return.......................    10.8%     32.5%    (39.7%)    10.9%      3.1%
Investment Income Ratio............     0.5%      0.6%      0.5%      0.1%      0.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $68,085   $70,148   $59,445  $116,975  $127,390
Units Outstanding..................    2,942     3,358     3,774     4,474     5,408
Variable Accumulation Unit Value...  $ 23.14   $ 20.89   $ 15.77  $  26.14  $  23.56
Total Return.......................    10.8%     32.5%    (39.7%)    10.9%      3.1%
Investment Income Ratio............     0.5%      0.6%      0.5%      0.1%      0.3%






                                                       MAINSTAY VP
                                                     INCOME BUILDER--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $36,596   $37,725   $37,231   $65,985   $76,269
Units Outstanding..................    1,412     1,646     1,979     2,532     3,104
Variable Accumulation Unit Value...  $ 25.99   $ 22.94   $ 18.81   $ 26.08   $ 24.57
Total Return.......................    13.3%     21.9%    (27.9%)     6.1%      8.1%
Investment Income Ratio............     3.0%      3.5%      3.1%      2.1%      0.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $47,346   $46,725   $43,533   $75,472   $84,654
Units Outstanding..................    1,822     2,037     2,315     2,895     3,445
Variable Accumulation Unit Value...  $ 25.99   $ 22.94   $ 18.81   $ 26.08   $ 24.57
Total Return.......................    13.3%     21.9%    (27.9%)     6.1%      8.1%
Investment Income Ratio............     3.1%      3.6%      3.1%      2.2%      0.6%





                                                     MAINSTAY VP
                                                       MID CAP
                                                        CORE--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,411  $ 7,878  $ 3,186  $ 7,296  $ 8,277
Units Outstanding..................      505      577      316      411      484
Variable Accumulation Unit Value...  $ 16.66  $ 13.65  $ 10.10  $ 17.71  $ 17.08
Total Return.......................    22.0%    35.2%   (43.0%)    3.7%    13.5%
Investment Income Ratio............     0.3%     0.5%     0.3%     0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $12,927  $12,403  $ 4,626  $10,457  $10,796
Units Outstanding..................      774      910      458      590      631
Variable Accumulation Unit Value...  $ 16.69  $ 13.67  $ 10.12  $ 17.74  $ 17.11
Total Return.......................    22.0%    35.2%   (43.0%)    3.7%    13.5%
Investment Income Ratio............     0.3%     0.5%     0.3%     0.4%       --



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                       MAINSTAY VP                                    MAINSTAY VP
                       HIGH YIELD                                         ICAP
                    CORPORATE BOND--                                SELECT EQUITY--
                      INITIAL CLASS                                  INITIAL CLASS
      --------------------------------------------  -----------------------------------------------
        2010     2009     2008     2007     2006      2010     2009      2008      2007      2006
      ---------------------------------------------------------------------------------------------


      $68,004  $66,530  $51,777  $96,063  $117,708  $27,757   $28,265   $21,855   $ 8,695   $2,942
        2,212    2,408    2,640    3,670     4,543    2,038     2,411     2,381       583      207
      $ 30.75  $ 27.64  $ 19.61  $ 26.18  $  25.92  $ 13.67   $ 11.73   $  9.18   $ 14.90   $14.13
        11.2%    41.0%   (25.1%)    1.0%     10.6%    16.6%     27.7%    (38.4%)     5.5%    17.8%
         5.8%     7.7%     8.3%     6.2%      1.8%     0.8%      1.8%      0.7%      0.7%     0.3%


      $66,369  $65,285  $49,095  $85,676  $ 97,906  $41,736   $40,846   $29,350   $11,298   $5,063
        2,162    2,364    2,507    3,279     3,783    3,013     3,446     3,156       746      353
      $ 30.71  $ 27.61  $ 19.59  $ 26.15  $  25.89  $ 13.86   $ 11.88   $  9.30   $ 15.10   $14.32
        11.2%    41.0%   (25.1%)    1.0%     10.6%    16.6%     27.7%    (38.4%)     5.5%    17.8%
         5.8%     7.8%     8.5%     6.3%      1.8%     0.8%      1.8%      0.7%      0.6%     0.3%





                      MAINSTAY VP                                MAINSTAY VP
                     INTERNATIONAL                                LARGE CAP
                        EQUITY--                                   GROWTH--
                     INITIAL CLASS                              INITIAL CLASS
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $ 8,886  $10,001  $10,440  $18,741  $19,477  $3,432  $3,731  $ 2,531  $4,520  $4,920
          394      459      564      743      800     225     279      262     283     368
      $ 22.58  $ 21.81  $ 18.51  $ 25.23  $ 24.36  $15.32  $13.36  $  9.67  $16.00  $13.36
         3.5%    17.8%   (26.6%)    3.6%    29.6%   14.7%   38.2%   (39.6%)  19.8%    5.8%
         3.2%     6.9%     1.4%     0.7%     0.3%      --      --     0.1%      --    0.1%


      $12,733  $14,283  $14,018  $23,008  $22,860  $6,642  $6,376  $ 4,753  $7,723  $7,192
          563      656      757      912      937     430     474      488     478     534
      $ 22.59  $ 21.82  $ 18.52  $ 25.24  $ 24.37  $15.45  $13.48  $  9.75  $16.14  $13.47
         3.5%    17.8%   (26.6%)    3.6%    29.6%   14.7%   38.2%   (39.6%)  19.8%    5.8%
         3.2%     7.1%     1.4%     0.7%     0.3%      --      --     0.1%      --    0.1%





                   MAINSTAY VP                                 MAINSTAY VP
                     MID CAP                                     MID CAP
                     GROWTH--                                    VALUE--
                  INITIAL CLASS                               INITIAL CLASS
      -------------------------------------  -----------------------------------------------
      2010  2009    2008     2007     2006     2010     2009      2008      2007      2006
      --------------------------------------------------------------------------------------

        --   --   $ 4,001  $10,316  $11,764       --     --      $ 5,196   $11,159   $13,928
        --   --       439      619      815       --     --          549       787       964
        --   --   $  9.11  $ 16.67  $ 14.59       --     --      $  9.46   $ 14.19   $ 14.54
        --   --    (45.4%)   14.3%     7.8%       --     --       (33.3%)    (2.4%)    12.6%
        --   --        --       --       --       --     --         1.5%      0.9%      0.1%



        --   --   $ 6,013  $14,323  $14,844       --     --      $ 7,409   $14,731   $17,461
        --   --       648      844      999       --     --          795     1,053     1,217
        --   --   $  9.28  $ 16.98  $ 14.86       --     --      $  9.32   $ 13.98   $ 14.33
        --   --    (45.4%)   14.3%     7.8%       --     --       (33.3%)    (2.4%)    12.6%
        --   --        --       --       --       --     --         1.5%      1.0%      0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                     MAINSTAY VP
                                                      MODERATE
                                                    ALLOCATION--
                                                    SERVICE CLASS
                                     ------------------------------------------
                                       2010     2009     2008     2007    2006
                                     ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 7,579  $ 7,800  $ 5,865  $ 6,858  $3,407
Units Outstanding..................      658      754      694      596     318
Variable Accumulation Unit Value...  $ 11.52  $ 10.35  $  8.45  $ 11.48  $10.72
Total Return.......................    11.4%    22.4%   (26.3%)    7.1%    7.2%
Investment Income Ratio............     1.9%     2.7%     0.2%     2.6%    1.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $15,743  $13,838  $10,334  $12,194  $6,133
Units Outstanding..................    1,357    1,326    1,214    1,055     566
Variable Accumulation Unit Value...  $ 11.60  $ 10.42  $  8.51  $ 11.56  $10.79
Total Return.......................    11.4%    22.4%   (26.3%)    7.1%    7.9%
Investment Income Ratio............     2.0%     2.7%     0.2%     2.6%    1.8%





                                                       MAINSTAY VP
                                                        SMALL CAP
                                                         GROWTH--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................       --     --      $ 1,582   $3,358    $4,819
Units Outstanding..................       --     --          250      315       432
Variable Accumulation Unit Value...       --     --      $  6.33   $10.68    $11.18
Total Return.......................       --     --       (40.7%)   (4.4%)     4.9%
Investment Income Ratio............       --     --           --       --        --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................       --     --      $ 2,115   $4,462    $6,155
Units Outstanding..................       --     --          328      411       541
Variable Accumulation Unit Value...       --     --      $  6.44   $10.86    $11.37
Total Return.......................       --     --       (40.7%)   (4.4%)     4.9%
Investment Income Ratio............       --     --           --       --        --








                                                    CALVERT VP SRI
                                                  BALANCED PORTFOLIO
                                     --------------------------------------------
                                      2010     2009      2008      2007     2006
                                     --------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $  936   $  978    $   994   $1,835   $2,246
Units Outstanding..................      49       55         69       87      108
Variable Accumulation Unit Value...  $19.59   $17.71    $ 14.32   $21.12   $20.82
Total Return.......................   10.7%    23.7%     (32.2%)    1.4%     7.4%
Investment Income Ratio............    1.4%     2.0%       2.2%     2.2%     2.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $3,018   $3,134    $ 2,731   $4,528   $5,279
Units Outstanding..................     154      177        191      214      253
Variable Accumulation Unit Value...  $19.62   $17.73    $ 14.34   $21.15   $20.85
Total Return.......................   10.7%    23.7%     (32.2%)    1.4%     7.4%
Investment Income Ratio............    1.4%     2.1%       2.4%     2.2%     2.3%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                      MAINSTAY VP
                       MODERATE                                    MAINSTAY VP
                        GROWTH                                       S&P 500
                     ALLOCATION--                                    INDEX--
                     SERVICE CLASS                                INITIAL CLASS
      ------------------------------------------  ---------------------------------------------
        2010     2009     2008     2007    2006     2010     2009     2008     2007      2006
      -----------------------------------------------------------------------------------------

      $ 7,832  $ 6,833  $ 5,968  $ 8,696  $4,284  $47,325  $48,165  $46,819  $ 94,709  $112,464
          706      695      766      735     394    1,554    1,790    2,167     2,726     3,363
      $ 11.09  $  9.85  $  7.79  $ 11.72  $10.88  $ 30.49  $ 26.92  $ 21.60  $  34.75  $  33.45
        12.6%    26.4%   (33.5%)    7.7%    8.8%    13.2%    24.6%   (37.8%)     3.9%     13.9%
         1.4%     2.6%     0.4%     2.0%    1.8%     1.8%     2.8%     2.2%      1.5%      0.5%


      $13,566  $12,032  $ 9,867  $12,672  $8,054  $74,528  $75,324  $68,453  $132,741  $152,329
        1,206    1,203    1,246    1,065     723    2,446    2,799    3,169     3,820     4,553
      $ 11.26  $ 10.00  $  7.91  $ 11.89  $11.04  $ 30.49  $ 26.92  $ 21.60  $  34.75  $  33.45
        12.6%    26.4%   (33.5%)    7.7%   10.4%    13.2%    24.6%   (37.8%)     3.9%     13.9%
         1.4%     2.7%     0.4%     1.8%    1.7%     1.8%     2.8%     2.2%      1.5%      0.5%






                    MAINSTAY VP                                  ALGER
                  U.S. SMALL CAP--                         SMALL CAP GROWTH--
                   INITIAL CLASS                            CLASS I-2 SHARES
      ---------------------------------------  -----------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008     2007     2006
      ----------------------------------------------------------------------------------

      $2,984  $2,743  $   879  $2,508  $2,083  $4,411  $4,453  $ 3,969  $10,043  $10,671
         210     239      106     158     177     299     372      476      635      781
      $14.18  $11.49  $  8.26  $15.85  $11.80  $14.80  $11.97  $  8.33  $ 15.81  $ 13.66
       23.4%   39.2%   (47.9%)  34.3%   11.2%   23.7%   43.6%   (47.3%)   15.7%    18.5%
        0.1%      --       --      --      --      --      --       --       --       --


      $4,655  $4,444  $ 1,693  $3,749  $2,931  $8,687  $8,396  $ 6,450  $15,050  $15,455
         327     390      205     234     248     587     706      774      956    1,132
      $14.21  $11.52  $  8.27  $15.88  $11.82  $14.80  $11.96  $  8.33  $ 15.80  $ 13.66
       23.4%   39.2%   (47.9%)  34.3%   11.2%   23.7%   43.6%   (47.3%)   15.7%    18.5%
        0.1%      --       --      --      --      --      --       --       --       --





                      COLUMBIA
                     SMALL CAP                                DREYFUS IP
                    VALUE FUND,                               TECHNOLOGY
                 VARIABLE SERIES--                             GROWTH--
                      CLASS B                               INITIAL SHARES
      ---------------------------------------  ---------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008    2007    2006
      --------------------------------------------------------------------------------

      $  996  $1,009  $ 1,034  $1,717  $2,186  $  877  $  786  $   445  $1,145  $1,017
          73      92      117     138     169      71      82       72     108     109
      $13.62  $10.91  $  8.84  $12.47  $12.97  $12.29  $ 9.58  $  6.16  $10.61  $ 9.37
       24.8%   23.4%   (29.1%)  (3.8%)  17.8%   28.3%   55.6%   (41.9%)  13.2%    3.0%
        1.1%    0.9%     0.4%    0.3%    0.4%      --    0.4%       --      --      --


      $1,700  $1,532  $ 1,302  $2,216  $2,587  $2,542  $2,192  $ 1,133  $2,290  $2,222
         125     140      147     178     199     213     236      190     223     245
      $13.62  $10.91  $  8.84  $12.47  $12.97  $11.93  $ 9.30  $  5.98  $10.29  $ 9.09
       24.8%   23.4%   (29.1%)  (3.8%)  17.8%   28.3%   55.6%   (41.9%)  13.2%    3.0%
        1.2%    0.9%     0.4%    0.3%    0.4%      --    0.4%       --      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                   FIDELITY(R) VIP
                                                   CONTRAFUND(R)--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Net Assets.........................  $27,393  $27,629  $25,342  $54,736  $55,525
Units Outstanding..................    1,001    1,168    1,436    1,758    2,074
Variable Accumulation Unit Value...  $ 27.38  $ 23.67  $ 17.67  $ 3.114  $ 26.82
Total Return.......................    15.7%    34.0%   (43.3%)   16.1%    10.3%
Investment Income Ratio............     1.2%     1.3%     0.9%     0.9%     1.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $50,163  $49,789  $42,195  $86,830  $85,742
Units Outstanding..................    1,868    2,147    2,435    2,842    3,259
Variable Accumulation Unit Value...  $ 26.86  $ 23.21  $ 17.33  $ 30.54  $ 26.31
Total Return.......................    15.7%    34.0%   (43.3%)   16.1%    10.3%
Investment Income Ratio............     1.2%     1.4%     0.9%     0.9%     1.3%






                                                     JANUS ASPEN
                                                       BALANCED
                                                     PORTFOLIO--
                                                 INSTITUTIONAL SHARES
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $22,563  $24,038  $23,033  $34,086  $37,742
Units Outstanding..................      784      895    1,065    1,310    1,582
Variable Accumulation Unit Value...  $ 28.74  $ 26.87  $ 21.62  $ 26.03  $ 23.85
Total Return.......................     7.0%    24.3%   (16.9%)    9.1%     9.3%
Investment Income Ratio............     2.8%     3.0%     2.6%     2.5%     2.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $45,591  $47,854  $43,068  $61,201  $65,618
Units Outstanding..................    1,583    1,776    1,987    2,342    2,742
Variable Accumulation Unit Value...  $ 28.82  $ 26.94  $ 21.68  $ 26.10  $ 23.92
Total Return.......................     7.0%    24.3%   (16.9%)    9.1%     9.3%
Investment Income Ratio............     2.8%     3.0%     2.6%     2.5%     2.1%







                                                      MFS(R)
                                                RESEARCH SERIES--
                                                  INITIAL CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $  642  $  716  $   667  $1,555  $1,681
Units Outstanding..................      52      67       80     118     143
Variable Accumulation Unit Value...  $12.25  $10.71  $  8.31  $13.17  $11.79
Total Return.......................   14.4%   28.9%   (36.9%)  11.7%    9.0%
Investment Income Ratio............    0.9%    1.5%     0.6%    0.7%    0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $1,367  $1,378  $ 1,276  $2,358  $2,439
Units Outstanding..................     113     130      155     181     210
Variable Accumulation Unit Value...  $12.09  $10.57  $  8.20  $13.01  $11.64
Total Return.......................   14.4%   28.9%   (36.9%)  11.7%    9.0%
Investment Income Ratio............    0.9%    1.5%     0.5%    0.7%    0.5%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------


                    FIDELITY(R) VIP                              FIDELITY(R) VIP
                    EQUITY-INCOME--                                 MID CAP--
                     INITIAL CLASS                               SERVICE CLASS 2
      -------------------------------------------  ------------------------------------------
        2010     2009     2008     2007     2006     2010    2009     2008     2007     2006
      ---------------------------------------------------------------------------------------

      $ 9,021  $ 9,965  $10,150  $22,752  $26,913  $ 5,589  $4,956  $ 4,155  $ 8,967  $ 8,918
          489      614      802    1,018    1,207      263     296      343      441      499
      $ 18.48  $ 16.26  $ 12.65  $ 22.35  $ 22.30  $ 21.24  $16.73  $ 12.13  $ 20.35  $ 17.87
        13.7%    28.5%   (43.4%)    0.2%    18.6%    26.9%   37.9%   (40.4%)   13.8%    10.9%
         1.7%     2.2%     2.3%     1.7%     3.3%     0.1%    0.5%     0.2%     0.5%     0.2%


      $15,787  $15,797  $13,947  $30,288  $33,816  $12,096  $9,765  $ 7,826  $15,309  $14,735
          861      978    1,111    1,365    1,526      560     576      634      740      811
      $ 18.35  $ 16.14  $ 12.56  $ 22.19  $ 22.14  $ 21.60  $17.02  $ 12.34  $ 20.70  $ 18.18
        13.7%    28.5%   (43.4%)    0.2%    18.6%    26.9%   37.9%   (40.4%)   13.8%    10.9%
         1.8%     2.3%     2.3%     1.7%     3.3%     0.1%    0.5%     0.2%     0.5%     0.2%






                      JANUS ASPEN                                   MFS(R)
                       WORLDWIDE                                  INVESTORS
                      PORTFOLIO--                               TRUST SERIES--
                  INSTITUTIONAL SHARES                          INITIAL CLASS
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $12,977  $13,411  $11,536  $26,284  $28,916  $  540  $  652  $   603  $1,101  $1,221
          757      895    1,045    1,301    1,550      50      66       76      92     111
      $ 17.15  $ 15.00  $ 11.03  $ 20.20  $ 18.67  $10.84  $ 9.89  $  7.89  $11.95  $10.98
        14.3%    35.9%   (45.4%)    8.2%    16.7%    9.7%   25.3%   (33.9%)   8.8%   11.5%
         0.6%     1.4%     1.2%     0.7%     1.7%    1.3%    1.7%     0.9%    0.8%    0.5%


      $22,856  $22,498  $18,623  $40,184  $44,352  $1,046  $1,050  $   900  $1,572  $1,838
        1,331    1,499    1,684    1,986    2,371      92     104      111     128     163
      $ 17.18  $ 15.03  $ 11.06  $ 20.24  $ 18.71  $11.14  $10.16  $  8.11  $12.28  $11.28
        14.3%    35.9%   (45.4%)    8.2%    16.7%    9.7%   25.3%   (33.9%)   8.8%   11.5%
         0.6%     1.4%     1.2%     0.7%     1.7%    1.2%    1.7%     0.8%    0.8%    0.5%





                                                          NEUBERGER                 PIMCO
                                                          BERMAN AMT             REAL RETURN
                      MFS(R)                               MID-CAP               PORTFOLIO--
                UTILITIES SERIES--                    GROWTH PORTFOLIO--           ADVISOR
                  SERVICE CLASS                            CLASS S                  CLASS
     --------------------------------------- ----------------------------------- -----------
       2010    2009    2008    2007    2006   2010   2009    2008   2007   2006      2010
     ---------------------------------------------------------------------------------------

     $11,054 $12,418 $11,515 $22,592 $14,051 $  849 $  636 $   591 $1,214 $  604    $  829
         521     656     797     959     752     51     49      59     68     41        76
     $ 21.23 $ 18.95 $ 14.45 $ 23.53 $ 18.69 $16.49 $12.97 $ 10.01 $17.95 $14.88    $10.31
       12.0%   31.2%  (38.6%)  25.9%   29.3%  27.1%  29.6%  (44.2%) 20.6%  13.0%      3.1%
        3.1%    4.9%    1.4%    0.7%    1.8%     --     --      --     --     --      1.1%


     $20,530 $20,281 $17,458 $31,995 $20,973 $1,080 $  761 $   637 $1,241 $  853    $1,282
         942   1,043   1,177   1,323   1,089     68     61      67     72     60       124
     $ 21.80 $ 19.45 $ 14.83 $ 24.16 $ 19.19 $15.72 $12.37 $  9.54 $17.11 $14.19    $10.31
       12.0%   31.2%  (38.6%)  25.9%   29.3%  27.1%  29.6%  (44.2%) 20.6%  13.0%      3.1%
        3.1%    4.7%    1.3%    0.8%    1.8%     --     --      --     --     --      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                          ROYCE
                                                        MICRO-CAP
                                                       PORTFOLIO--
                                                       INVESTMENT
                                                          CLASS
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $2,080   $1,589    $ 1,200   $2,403    $1,778
Units Outstanding..................     126      124        146      164       122
Variable Accumulation Unit Value...  $16.50   $12.86    $  8.25   $14.73    $14.35
Total Return.......................   28.3%    56.0%     (44.0%)    2.6%     19.5%
Investment Income Ratio............    2.0%       --       2.6%     1.6%      0.3%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $2,951   $2,297    $ 1,389   $2,783    $2,429
Units Outstanding..................     179      178        168      189       169
Variable Accumulation Unit Value...  $16.54   $12.90    $  8.27   $14.76    $14.38
Total Return.......................   28.3%    56.0%     (44.0%)    2.6%     19.5%
Investment Income Ratio............    2.0%       --       2.5%     1.5%      0.3%







                                                      UIF EMERGING
                                                     MARKETS EQUITY
                                                       PORTFOLIO--
                                                         CLASS I
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,861  $ 8,655   $ 5,806   $17,364   $12,850
Units Outstanding..................      333      380       430       551       565
Variable Accumulation Unit Value...  $ 26.57  $ 22.61   $ 13.49   $ 31.50   $ 22.72
Total Return.......................    17.5%    67.7%    (57.2%)    38.6%     35.4%
Investment Income Ratio............     0.4%       --        --      0.4%      0.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $14,392  $13,681   $ 8,475   $22,759   $17,308
Units Outstanding..................      538      601       624       716       756
Variable Accumulation Unit Value...  $ 26.77  $ 22.78   $ 13.59   $ 31.74   $ 22.90
Total Return.......................    17.5%    67.7%    (57.2%)    38.6%     35.4%
Investment Income Ratio............     0.6%       --        --      0.4%      0.8%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------



                                                              T. ROWE PRICE
                       ROYCE                                      EQUITY
               SMALL-CAP PORTFOLIO--                              INCOME
                  INVESTMENT CLASS                              PORTFOLIO
     ----------------------------------------- -------------------------------------------
      2010    2009    2008     2007     2006     2010    2009     2008     2007     2006
     -------------------------------------------------------------------------------------


     $1,397  $1,224  $   955  $1,378   $1,391  $ 7,382  $ 7,469  $ 7,380  $15,721  $17,858
        105     109      114     118      117      485      557      682      917    1,062
     $13.31  $11.19  $  8.38  $11.66   $12.07  $ 15.23  $ 13.41  $ 10.82  $ 17.16  $ 16.83
      19.0%   33.5%   (28.1%)  (3.4%)   14.0%    13.5%    24.0%   (36.9%)    1.9%    17.4%
       0.1%      --     0.6%      --     0.1%     1.9%     2.0%     2.3%     1.7%     1.6%

     $2,474  $2,005  $ 1,594  $1,761   $1,709  $13,756  $13,368  $12,248  $23,936  $25,397
        175     169      178     142      133      896      991    1,124    1,385    1,502
     $14.13  $11.88  $  8.90  $12.38   $12.82  $ 15.35  $ 13.52  $ 10.90  $ 17.29  $ 16.96
      19.0%   33.5%   (28.1%)  (3.4%)   14.0%    13.5%    24.0%   (36.9%)    1.9%    17.4%
       0.1%      --     0.7%      --     0.1%     1.9%     2.0%     2.3%     1.7%     1.6%






                                                             VICTORY VIF
                      VAN ECK                                DIVERSIFIED
                     VIP GLOBAL                                STOCK--
                        HARD                                   CLASS A
                       ASSETS                                  SHARES
     ----------------------------------------- --------------------------------------
       2010    2009    2008     2007     2006   2010    2009    2008    2007    2006
     --------------------------------------------------------------------------------


     $13,793 $12,531  $ 8,710  $18,894 $12,608 $  455  $  555 $   550  $1,230  $1,178
         329     383      412      475     455     38      51      64      87      91
     $ 41.90 $ 32.84  $ 21.12  $ 39.72 $ 27.68 $12.02  $10.84 $  8.64  $14.09  $12.98
       27.6%   55.5%   (46.8%)   43.5%   22.9%  10.9%   25.4%  (38.7%)   8.5%   12.2%
        0.6%    0.3%     0.3%     0.1%    0.1%   0.7%    0.8%    0.8%    0.7%    0.3%

     $20,290 $17,957  $11,971  $24,113 $16,570 $1,045  $1,057 $ 1,057  $1,588  $1,446
         478     539      558      597     589     85      95     119     110     108
     $ 42.56 $ 33.36  $ 21.45  $ 40.34 $ 28.12 $12.35  $11.14 $  8.88  $14.48  $13.34
       27.6%   55.5%   (46.8%)   43.5%   22.9%  10.9%   25.4%  (38.7%)   8.5%   12.2%
        0.4%    0.3%     0.3%     0.1%    0.1%   0.7%    0.8%    0.8%    0.6%    0.3%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts-I and -II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 18, 2011

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*

SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*

SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*

SERIES VII POLICIES:      New York Life Complete Access Variable Annuity

SERIES VIII POLICIES:     New York Life Premier Variable Annuity

SERIES IX POLICIES:       New York Life Premier Plus Variable Annuity



          *Includes policies formerly known as LifeStages(R) and MainStay

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010






                                                    MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                      BOND--               CASH        COMMON STOCK--
                                                   INITIAL CLASS        MANAGEMENT      INITIAL CLASS
                                                  ---------------------------------------------------

ASSETS:
  Investment, at net asset value...............    $124,868,214        $234,554,900     $106,006,231
  Dividends due and accrued....................              --               1,865               --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....         (74,019)            527,365          (34,634)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........           4,561              27,308            3,741
     Administrative charges....................             401               1,849              403
                                                   ------------        ------------     ------------
       Total net assets........................    $124,789,233        $235,054,973     $105,967,453
                                                   ============        ============     ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................    $ 82,426,095        $ 84,819,366     $ 88,485,945
     Series II Policies........................         546,293           8,586,149          253,483
     Series III Policies.......................      30,948,792          52,845,550       12,257,737
     Series IV Policies........................      10,707,882          49,613,009        4,942,942
     Series V Policies.........................         160,171           2,353,100           27,346
     Series VI Policies........................              --          27,006,249               --
     Series VII Policies.......................              --           2,532,680               --
     Series VIII Policies......................              --           3,069,810               --
     Series IX Policies........................              --           4,229,060               --
                                                   ------------        ------------     ------------
       Total net assets........................    $124,789,233        $235,054,973     $105,967,453
                                                   ============        ============     ============

     Series I variable accumulation unit
       value...................................    $      20.20        $       1.33     $      23.63
                                                   ============        ============     ============
     Series II variable accumulation unit
       value...................................    $      16.25        $       1.08     $       8.17
                                                   ============        ============     ============
     Series III variable accumulation unit
       value...................................    $      15.87        $       1.07     $       8.19
                                                   ============        ============     ============
     Series IV variable accumulation unit
       value...................................    $      14.32        $       1.04     $      11.66
                                                   ============        ============     ============
     Series V variable accumulation unit
       value...................................    $      13.55        $       1.01     $      12.81
                                                   ============        ============     ============
     Series VI variable accumulation unit
       value...................................    $         --        $       1.02     $         --
                                                   ============        ============     ============
     Series VII variable accumulation unit
       value...................................    $         --        $       9.77     $         --
                                                   ============        ============     ============
     Series VIII variable accumulation unit
       value...................................    $         --        $       9.82     $         --
                                                   ============        ============     ============
     Series IX variable accumulation unit
       value...................................    $         --        $       9.77     $         --
                                                   ============        ============     ============

Identified Cost of Investment..................    $118,185,658        $234,577,361     $118,431,410
                                                   ============        ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                                                  MAINSTAY VP         MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP          HIGH YIELD         ICAP SELECT         MAINSTAY VP
        CONVERTIBLE--      GOVERNMENT--     GROWTH EQUITY--     CORPORATE BOND--        EQUITY--        INCOME BUILDER--
        INITIAL CLASS      INITIAL CLASS     INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------


         $118,040,010       $93,483,846       $119,462,379        $391,367,651        $213,890,482        $86,284,192
                   --                --                 --                  --                  --                 --

              (33,315)          (15,219)           (31,416)            (34,551)           (104,622)           (16,566)



                4,295             3,421              4,162              14,159               7,744              3,032
                  397               298                479               1,320                 721                333
         ------------       -----------       ------------        ------------        ------------        -----------
         $118,002,003       $93,464,908       $119,426,322        $391,317,621        $213,777,395        $86,264,261
         ============       ===========       ============        ============        ============        ===========



         $ 81,390,276       $60,356,119       $106,505,762        $284,463,647        $149,402,154        $74,354,141
              939,725           559,230             96,944           2,447,968           1,250,951             99,697
           25,782,244        24,217,550          8,829,445          78,636,074          45,923,707          8,424,832
            9,828,662         8,258,742          3,986,424          25,423,934          17,034,095          3,374,617
               61,096            73,267              7,747             345,998             166,488             10,974
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
                   --                --                 --                  --                  --                 --
         ------------       -----------       ------------        ------------        ------------        -----------
         $118,002,003       $93,464,908       $119,426,322        $391,317,621        $213,777,395        $86,264,261
         ============       ===========       ============        ============        ============        ===========

         $      24.69       $     18.99       $      17.98        $      30.08        $      13.19        $     21.31
         ============       ===========       ============        ============        ============        ===========
         $      13.81       $     14.95       $       6.68        $      18.88        $      12.09        $      9.70
         ============       ===========       ============        ============        ============        ===========
         $      13.17       $     14.73       $       6.08        $      18.48        $      11.89        $      9.26
         ============       ===========       ============        ============        ============        ===========
         $      16.35       $     13.45       $      10.30        $      19.07        $      13.00        $     12.85
         ============       ===========       ============        ============        ============        ===========
         $      17.70       $     12.76       $      12.29        $      19.62        $      16.66        $     14.17
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========
         $         --       $        --       $         --        $         --        $         --        $        --
         ============       ===========       ============        ============        ============        ===========

         $ 99,566,924       $91,698,415       $109,183,795        $371,402,074        $212,064,093        $89,274,426
         ============       ===========       ============        ============        ============        ===========


         MAINSTAY VP
        INTERNATIONAL
           EQUITY--
        INITIAL CLASS
-----------------------


         $58,730,547
                  --

             (39,012)



               2,143
                 190
         -----------
         $58,689,202
         ===========



         $38,656,637
             600,677
          14,195,899
           5,205,984
              30,005
                  --
                  --
                  --
                  --
         -----------
         $58,689,202
         ===========

         $     23.03
         ===========
         $     13.91
         ===========
         $     13.90
         ===========
         $     16.59
         ===========
         $     17.84
         ===========
         $        --
         ===========
         $        --
         ===========
         $        --
         ===========
         $        --
         ===========

         $68,900,293
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010


                                                      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                       LARGE CAP           MID CAP            S&P 500
                                                       GROWTH--            CORE--             INDEX--
                                                     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                                    ----------------------------------------------------

ASSETS:
  Investment, at net asset value.................     $48,874,149        $78,546,685       $221,440,297
  Dividends due and accrued......................              --                 --                 --
  Net receivable from (payable to) New York Life
     Insurance and Annuity Corporation...........           4,225            (27,214)           (69,869)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges..........           1,749              2,891              7,849
     Administrative charges......................             179                256                825
                                                      -----------        -----------       ------------
       Total net assets..........................     $48,876,446        $78,516,324       $221,361,754
                                                      ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies...........................     $37,634,141        $49,458,615       $179,951,394
     Series II Policies..........................         351,085            276,864            556,769
     Series III Policies.........................       7,629,107         20,081,677         29,161,693
     Series IV Policies..........................       3,182,767          8,660,380         11,639,220
     Series V Policies...........................          79,346             38,788             52,678
     Series VI Policies..........................              --                 --                 --
     Series VII Policies.........................              --                 --                 --
     Series VIII Policies........................              --                 --                 --
     Series IX Policies..........................              --                 --                 --
                                                      -----------        -----------       ------------
       Total net assets..........................     $48,876,446        $78,516,324       $221,361,754
                                                      ===========        ===========       ============
     Series I variable accumulation unit value...     $     14.90        $     16.26       $      24.13
                                                      ===========        ===========       ============
     Series II variable accumulation unit value..     $      8.25        $     17.36       $       9.06
                                                      ===========        ===========       ============
     Series III variable accumulation unit
       value.....................................     $      7.02        $     16.64       $       8.78
                                                      ===========        ===========       ============
     Series IV variable accumulation unit value..     $     11.89        $     16.43       $      12.02
                                                      ===========        ===========       ============
     Series V variable accumulation unit value...     $     14.02        $     18.94       $      13.96
                                                      ===========        ===========       ============
     Series VI variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series VIII variable accumulation unit
       value.....................................     $        --        $        --       $         --
                                                      ===========        ===========       ============
     Series IX variable accumulation unit value..     $        --        $        --       $         --
                                                      ===========        ===========       ============

Identified Cost of Investment....................     $38,565,878        $63,363,914       $203,104,878
                                                      ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                 DREYFUS IP                           FIDELITY(R) VIP
         MAINSTAY VP        ALGER SMALL       CALVERT VP         TECHNOLOGY       FIDELITY(R) VIP         EQUITY-
      U.S. SMALL CAP--     CAP GROWTH--      SRI BALANCED         GROWTH--        CONTRAFUND(R)--        INCOME--
        INITIAL CLASS    CLASS I-2 SHARES      PORTFOLIO       INITIAL SHARES      INITIAL CLASS       INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


         $37,238,169        $38,648,908       $27,016,655        $18,950,140        $205,129,923       $ 85,243,358
                  --                 --                --                 --                  --                 --

             (44,196)            (6,041)           (9,732)             2,578             (99,770)           (27,360)




               1,384              1,387             1,016                714               7,335              3,072
                 118                142                85                 55                 739                295
         -----------        -----------       -----------        -----------        ------------       ------------
         $37,192,471        $38,641,338       $27,005,822        $18,951,949        $205,022,079       $ 85,212,631
         ===========        ===========       ===========        ===========        ============       ============



         $22,449,140        $30,483,485       $13,576,473        $10,692,986        $158,348,898       $ 63,197,528
             211,714            191,262           129,243             84,955           1,127,704            319,245
          10,452,527          6,152,321         5,096,146          6,335,842          33,068,473         16,591,405
           4,051,764          1,763,551         4,051,138          1,703,705          12,252,100          4,988,279
              27,326             50,719           627,292            134,461             224,904            116,174
                  --                 --         2,082,466                 --                  --                 --
                  --                 --            46,819                 --                  --                 --
                  --                 --           744,940                 --                  --                 --
                  --                 --           651,305                 --                  --                 --
         -----------        -----------       -----------        -----------        ------------       ------------
         $37,192,471        $38,641,338       $27,005,822        $18,951,949        $205,022,079       $ 85,212,631
         ===========        ===========       ===========        ===========        ============       ============
         $     12.72        $     14.60       $     18.70        $     11.93        $      27.12       $      18.04
         ===========        ===========       ===========        ===========        ============       ============
         $     12.06        $     10.12       $      9.64        $     14.39        $      14.10       $      11.63
         ===========        ===========       ===========        ===========        ============       ============
         $     12.08        $      9.36       $      9.33        $     11.95        $      13.50       $      11.41
         ===========        ===========       ===========        ===========        ============       ============
         $     16.12        $     19.37       $     12.09        $     14.47        $      16.01       $      11.72
         ===========        ===========       ===========        ===========        ============       ============
         $     19.52        $     22.17       $     12.79        $     18.71        $      18.51       $      11.47
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.78        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.09        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.21        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============
         $        --        $        --       $     11.08        $        --        $         --       $         --
         ===========        ===========       ===========        ===========        ============       ============

         $27,745,834        $24,278,348       $28,606,558        $13,889,877        $227,866,028       $103,658,143
         ===========        ===========       ===========        ===========        ============       ============


          JANUS ASPEN
           BALANCED
          PORTFOLIO--
         INSTITUTIONAL
            SHARES
------------------------


         $262,039,763
                   --

              (55,393)




                9,294
                  975
         ------------
         $261,974,101
         ============



         $206,940,159
            1,052,530
           36,989,855
           16,831,949
              159,608
                   --
                   --
                   --
                   --
         ------------
         $261,974,101
         ============
         $      28.62
         ============
         $      14.68
         ============
         $      13.78
         ============
         $      15.37
         ============
         $      15.50
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============
         $         --
         ============

         $222,817,004
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010





                                                    JANUS ASPEN
                                                     WORLDWIDE
                                                    PORTFOLIO--      MFS(R) INVESTORS    MFS(R) RESEARCH
                                                   INSTITUTIONAL      TRUST SERIES--         SERIES--
                                                      SHARES           INITIAL CLASS      INITIAL CLASS
                                                  ------------------------------------------------------

ASSETS:
  Investment, at net asset value...............     $87,337,129         $10,890,245        $13,319,223
  Dividends due and accrued....................              --                  --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....         (15,898)             (6,887)            (4,475)

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........           3,045                 393                478
     Administrative charges....................             350                  37                 47
                                                    -----------         -----------        -----------
       Total net assets........................     $87,317,836         $10,882,928        $13,314,223
                                                    ===========         ===========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $76,997,043         $ 7,974,380        $10,340,693
     Series II Policies........................         147,515             188,342            137,044
     Series III Policies.......................       7,162,639           2,027,059          2,274,771
     Series IV Policies........................       2,981,239             679,791            553,729
     Series V Policies.........................          29,400              13,356              7,986
     Series VI Policies........................              --                  --                 --
     Series VII Policies.......................              --                  --                 --
     Series VIII Policies......................              --                  --                 --
     Series IX Policies........................              --                  --                 --
                                                    -----------         -----------        -----------
       Total net assets........................     $87,317,836         $10,882,928        $13,314,223
                                                    ===========         ===========        ===========
     Series I variable accumulation unit
       value...................................     $     16.90         $     10.84        $     12.10
                                                    ===========         ===========        ===========
     Series II variable accumulation unit
       value...................................     $      7.13         $      9.52        $      8.49
                                                    ===========         ===========        ===========
     Series III variable accumulation unit
       value...................................     $      6.52         $      9.33        $      8.10
                                                    ===========         ===========        ===========
     Series IV variable accumulation unit
       value...................................     $     10.91         $     12.43        $     13.23
                                                    ===========         ===========        ===========
     Series V variable accumulation unit
       value...................................     $     13.50         $     15.36        $     15.68
                                                    ===========         ===========        ===========
     Series VI variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series VII variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series VIII variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========
     Series IX variable accumulation unit
       value...................................     $        --         $        --        $        --
                                                    ===========         ===========        ===========

Identified Cost of Investment..................     $87,155,076         $ 9,667,497        $10,047,063
                                                    ===========         ===========        ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                              NEUBERGER
                             BERMAN AMT
                               MID-CAP             ROYCE             ROYCE                             UIF EMERGING
      MFS(R) UTILITIES         GROWTH            MICRO-CAP         SMALL-CAP       T. ROWE PRICE      MARKETS EQUITY
          SERIES--           PORTFOLIO--        PORTFOLIO--       PORTFOLIO--      EQUITY INCOME        PORTFOLIO--
        INITIAL CLASS          CLASS I       INVESTMENT CLASS  INVESTMENT CLASS      PORTFOLIO            CLASS I
-----------------------------------------------------------------------------------------------------------------------


         $2,575,020          $3,035,706         $92,806,330       $67,216,988       $88,858,944         $69,025,144
                 --                  --                  --                --                --                  --


               (239)               (985)             32,456           (57,770)          (45,197)             (8,823)



                103                 119               3,619             2,626             3,276               2,491
                  5                   7                 247               186               278                 236
         ----------          ----------         -----------       -----------       -----------         -----------
         $2,574,673          $3,034,595         $92,834,920       $67,156,406       $88,810,193         $69,013,594
         ==========          ==========         ===========       ===========       ===========         ===========



         $1,193,114          $1,201,234         $28,223,947       $20,250,724       $56,833,645         $49,169,944
             24,972              12,768           1,872,145         2,016,707           611,053             386,139
          1,264,817           1,445,769          16,690,190        10,516,202        24,145,695          14,422,625
             62,808             346,523          23,679,058        18,723,767         7,094,777           4,965,793
             28,962              28,301           1,126,471           794,947           125,023              69,093
                 --                  --          15,241,442         9,989,918                --                  --
                 --                  --             694,143           994,351                --                  --
                 --                  --           2,799,599         2,013,611                --                  --
                 --                  --           2,507,925         1,856,179                --                  --
         ----------          ----------         -----------       -----------       -----------         -----------
         $2,574,673          $3,034,595         $92,834,920       $67,156,406       $88,810,193         $69,013,594
         ==========          ==========         ===========       ===========       ===========         ===========
         $    19.71          $    13.76         $     16.63       $     13.97       $     15.04         $     26.39
         ==========          ==========         ===========       ===========       ===========         ===========
         $    22.99          $    14.05         $     16.65       $     13.11       $     14.21         $     18.87
         ==========          ==========         ===========       ===========       ===========         ===========
         $    18.31          $    14.08         $     16.30       $     13.40       $     13.87         $     21.83
         ==========          ==========         ===========       ===========       ===========         ===========
         $    29.74          $    19.75         $     16.16       $     13.69       $     12.44         $     29.22
         ==========          ==========         ===========       ===========       ===========         ===========
         $    25.91          $    18.61         $     15.61       $     12.79       $     12.32         $     36.56
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     16.11       $     13.37       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.17       $     13.03       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.36       $     13.38       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========
         $       --          $       --         $     15.25       $     13.44       $        --         $        --
         ==========          ==========         ===========       ===========       ===========         ===========

         $2,707,377          $2,335,018         $74,515,810       $56,428,552       $97,831,581         $65,279,694
         ==========          ==========         ===========       ===========       ===========         ===========


          VAN ECK
        VIP GLOBAL
        HARD ASSETS
--------------------


       $423,775,373
                 --


             27,611



             16,463
              1,120
       ------------
       $423,785,401
       ============


       $142,310,323
          9,092,477
         92,890,130
         96,587,790
          4,564,917
         63,667,487
          2,255,198
          6,834,565
          5,582,514
       ------------
       $423,785,401
       ============
       $      43.04
       ============
       $      42.26
       ============
       $      42.68
       ============
       $      40.61
       ============
       $      49.98
       ============
       $      44.30
       ============
       $      15.41
       ============
       $      14.30
       ============
       $      14.32
       ============

       $349,513,184
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                                                                              MAINSTAY VP
                                                    MAINSTAY VP          MAINSTAY VP            COMMON
                                                    BALANCED--             BOND--               STOCK--
                                                   SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                                                  --------------------------------------------------------

ASSETS:
  Investments, at net asset value..............     $89,172,206         $180,643,771          $43,377,225
  Dividends due and accrued....................              --                   --                   --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation....        (143,162)              51,201               (1,767)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges........           3,515                7,251                1,705
     Administrative charges....................             225                  395                  116
                                                    -----------         ------------          -----------
       Total net assets........................     $89,025,304         $180,687,326          $43,373,637
                                                    ===========         ============          ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................     $28,123,936         $ 29,476,324          $ 9,715,652
     Series II Policies........................       2,186,747            7,038,990              776,750
     Series III Policies.......................      20,460,116           39,003,884            9,071,027
     Series IV Policies........................      18,943,628           50,266,676           14,830,523
     Series V Policies.........................       1,181,848            4,370,758              354,458
     Series VI Policies........................      15,612,074           32,838,374            8,065,673
     Series VII Policies.......................         377,414            4,019,893              101,798
     Series VIII Policies......................         836,455            7,306,270              303,651
     Series IX Policies........................       1,303,086            6,366,157              154,105
                                                    -----------         ------------          -----------
       Total net assets........................     $89,025,304         $180,687,326          $43,373,637
                                                    ===========         ============          ===========

     Series I variable accumulation unit
       value...................................     $     11.51         $      12.61          $     13.02
                                                    ===========         ============          ===========
     Series II variable accumulation unit
       value...................................     $     11.38         $      12.34          $     10.34
                                                    ===========         ============          ===========
     Series III variable accumulation unit
       value...................................     $     11.39         $      12.43          $     12.77
                                                    ===========         ============          ===========
     Series IV variable accumulation unit
       value...................................     $     11.48         $      12.57          $     12.97
                                                    ===========         ============          ===========
     Series V variable accumulation unit
       value...................................     $     11.26         $      12.11          $     12.53
                                                    ===========         ============          ===========
     Series VI variable accumulation unit
       value...................................     $     11.29         $      12.28          $     12.68
                                                    ===========         ============          ===========
     Series VII variable accumulation unit
       value...................................     $     11.10         $      10.84          $     11.92
                                                    ===========         ============          ===========
     Series VIII variable accumulation unit
       value...................................     $     11.89         $      10.84          $     12.42
                                                    ===========         ============          ===========
     Series IX variable accumulation unit
       value...................................     $     11.91         $      10.78          $     11.87
                                                    ===========         ============          ===========

Identified Cost of Investment..................     $88,150,033         $176,057,629          $51,345,961
                                                    ===========         ============          ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









         MAINSTAY VP                                                               MAINSTAY VP
         CONSERVATIVE       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP           GROWTH            MAINSTAY VP
         ALLOCATION--      CONVERTIBLE--   FLOATING RATE--     GOVERNMENT--        ALLOCATION--       GROWTH EQUITY--
        SERVICE CLASS      SERVICE CLASS    SERVICE CLASS      SERVICE CLASS      SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------


         $230,059,873      $180,058,089      $228,058,366      $127,004,458        $96,217,712          $35,663,825
                   --                --           840,022                --                 --                   --

              (36,590)          (15,235)           15,191           (53,837)            15,383              101,990



                9,118             7,271             9,075             5,022              3,656                1,418
                  524               392               527               300                299                   87
         ------------      ------------      ------------      ------------        -----------          -----------
         $230,013,641      $180,035,191      $228,903,977      $126,945,299        $96,229,140          $35,764,310
         ============      ============      ============      ============        ===========          ===========



         $ 63,036,553      $ 32,172,282      $ 53,936,957      $ 25,310,153        $40,003,881          $10,083,167
           14,017,821         6,407,141        11,836,364         6,166,412          1,763,807              629,617
           45,013,410        38,481,046        44,584,057        26,703,928         14,754,032            9,746,761
           48,349,808        48,252,772        59,716,525        37,270,250         21,848,638            7,782,722
            3,225,297         2,851,900         3,106,900         1,669,972            686,275              227,942
           36,357,098        38,122,108        36,261,272        19,669,124         13,130,463            6,755,429
            3,225,236         2,529,887         5,326,420         2,924,428            221,015               72,221
            8,184,866         5,944,268         8,010,013         3,665,461          2,006,900              222,806
            8,603,552         5,273,787         6,125,469         3,565,571          1,814,129              243,645
         ------------      ------------      ------------      ------------        -----------          -----------
         $230,013,641      $180,035,191      $228,903,977      $126,945,299        $96,229,140          $35,764,310
         ============      ============      ============      ============        ===========          ===========

         $      11.99      $      15.87      $      11.27      $      11.98        $     10.53          $     12.11
         ============      ============      ============      ============        ===========          ===========
         $      11.87      $      13.85      $      11.23      $      12.00        $     10.14          $     10.84
         ============      ============      ============      ============        ===========          ===========
         $      11.87      $      15.70      $      11.14      $      11.75        $     10.23          $     12.07
         ============      ============      ============      ============        ===========          ===========
         $      11.88      $      15.73      $      11.24      $      11.95        $     10.50          $     12.06
         ============      ============      ============      ============        ===========          ===========
         $      11.70      $      15.26      $      11.19      $      11.60        $     10.05          $     11.55
         ============      ============      ============      ============        ===========          ===========
         $      11.68      $      15.28      $      11.10      $      11.67        $     10.08          $     11.79
         ============      ============      ============      ============        ===========          ===========
         $      11.68      $      13.06      $      10.96      $      10.32        $     12.14          $     12.41
         ============      ============      ============      ============        ===========          ===========
         $      11.72      $      13.05      $      11.03      $      10.44        $     12.76          $     12.18
         ============      ============      ============      ============        ===========          ===========
         $      11.63      $      13.22      $      10.94      $      10.38        $     12.39          $     12.28
         ============      ============      ============      ============        ===========          ===========

         $211,880,621      $157,837,833      $218,769,235      $127,487,043        $96,224,396          $31,908,591
         ============      ============      ============      ============        ===========          ===========


         MAINSTAY VP
          HIGH YIELD
          CORPORATE
            BOND--
        SERVICE CLASS
-----------------------


         $688,214,566
                   --

              495,501



               27,907
                1,414
         ------------
         $688,680,746
         ============



         $111,571,470
           25,640,219
          169,272,150
          175,842,057
           13,015,697
          131,848,956
           11,269,879
           20,910,061
           29,310,257
         ------------
         $688,680,746
         ============

         $      16.51
         ============
         $      13.17
         ============
         $      16.19
         ============
         $      16.54
         ============
         $      15.94
         ============
         $      16.08
         ============
         $      12.27
         ============
         $      12.14
         ============
         $      12.07
         ============

         $660,525,670
         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                           ICAP SELECT             INCOME             INTERNATIONAL
                                            EQUITY--              BUILDER--             EQUITY--
                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                         ----------------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $291,744,741           $41,269,534          $159,803,934
  Dividends due and accrued...........              --                    --                    --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          55,305                67,208               (21,575)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          11,561                 1,660                 6,304
     Administrative charges...........             720                    92                   407
                                          ------------           -----------          ------------
       Total net assets...............    $291,787,765           $41,334,990          $159,775,648
                                          ============           ===========          ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................    $ 64,536,421           $ 9,991,054          $ 35,207,026
     Series II Policies...............       7,050,632             1,249,862             4,166,986
     Series III Policies..............      64,482,158            11,613,083            31,910,032
     Series IV Policies...............      84,825,267             8,384,780            48,300,246
     Series V Policies................       3,491,093               442,954             2,653,224
     Series VI Policies...............      57,035,596             7,700,290            30,562,096
     Series VII Policies..............       2,018,937               355,134             1,130,992
     Series VIII Policies.............       4,506,137               685,420             3,305,845
     Series IX Policies...............       3,841,524               912,413             2,539,201
                                          ------------           -----------          ------------
       Total net assets...............    $291,787,765           $41,334,990          $159,775,648
                                          ============           ===========          ============

     Series I variable accumulation
       unit value.....................    $      14.41           $     13.21          $      17.00
                                          ============           ===========          ============
     Series II variable accumulation
       unit value.....................    $      11.70           $     11.78          $      12.68
                                          ============           ===========          ============
     Series III variable accumulation
       unit value.....................    $      14.17           $     13.00          $      16.49
                                          ============           ===========          ============
     Series IV variable accumulation
       unit value.....................    $      14.32           $     13.31          $      16.74
                                          ============           ===========          ============
     Series V variable accumulation
       unit value.....................    $      13.82           $     12.61          $      15.83
                                          ============           ===========          ============
     Series VI variable accumulation
       unit value.....................    $      14.01           $     12.68          $      16.08
                                          ============           ===========          ============
     Series VII variable accumulation
       unit value.....................    $      12.84           $     11.89          $      11.24
                                          ============           ===========          ============
     Series VIII variable accumulation
       unit value.....................    $      12.56           $     11.85          $      11.37
                                          ============           ===========          ============
     Series IX variable accumulation
       unit value.....................    $      12.48           $     12.25          $      11.33
                                          ============           ===========          ============

Identified Cost of Investment.........    $276,456,856           $43,651,090          $188,462,167
                                          ============           ===========          ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                     MAINSTAY VP
         MAINSTAY VP         MAINSTAY VP         MAINSTAY VP           MODERATE          MAINSTAY VP
          LARGE CAP            MID CAP             MODERATE             GROWTH             S&P 500            MAINSTAY VP
           GROWTH--             CORE--           ALLOCATION--        ALLOCATION--          INDEX--          U.S. SMALL CAP--
        SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------


         $79,269,266         $187,709,891        $309,047,573        $253,166,683        $171,146,853         $81,054,937
                  --                   --                  --                  --                  --                  --

             (36,844)             (67,545)             (1,952)            136,228              10,064             (24,857)



               3,157                7,455              12,121               9,721               6,751               3,216
                 196                  486                 766                 718                 449                 214
         -----------         ------------        ------------        ------------        ------------         -----------
         $79,229,069         $187,634,405        $309,032,734        $253,292,472        $171,149,717         $81,026,650
         ===========         ============        ============        ============        ============         ===========




         $15,300,502         $ 45,902,720        $ 91,991,458        $ 95,190,605        $ 43,261,357         $20,858,304
           1,651,775            3,536,469          13,866,487           4,843,191           2,420,050           1,158,641
          15,023,762           42,435,172          64,376,607          38,834,161          42,183,329          18,601,938
          24,784,666           53,531,800          70,848,789          55,161,661          48,425,737          22,714,521
           1,477,693            2,229,345           3,069,988           1,281,697           2,323,045             834,304
          14,899,730           37,183,026          46,015,603          34,704,553          30,257,970          14,951,088
             760,157              393,231           2,031,639             812,662             458,374             668,453
           2,651,122            1,418,542           8,588,599          10,449,221           1,015,935             624,380
           2,679,662            1,004,100           8,243,564          12,014,721             803,920             615,021
         -----------         ------------        ------------        ------------        ------------         -----------
         $79,229,069         $187,634,405        $309,032,734        $253,292,472        $171,149,717         $81,026,650
         ===========         ============        ============        ============        ============         ===========

         $     13.07         $      17.57        $      11.60        $      11.20        $      12.87         $     17.53
         ===========         ============        ============        ============        ============         ===========
         $     13.40         $      12.51        $      11.36        $      10.92        $      10.68         $     14.35
         ===========         ============        ============        ============        ============         ===========
         $     12.86         $      17.21        $      11.35        $      10.93        $      12.62         $     17.05
         ===========         ============        ============        ============        ============         ===========
         $     13.01         $      17.41        $      11.49        $      11.11        $      12.82         $     17.45
         ===========         ============        ============        ============        ============         ===========
         $     12.28         $      17.00        $      11.25        $      10.64        $      12.45         $     16.66
         ===========         ============        ============        ============        ============         ===========
         $     12.71         $      16.92        $      11.27        $      10.86        $      12.53         $     17.30
         ===========         ============        ============        ============        ============         ===========
         $     13.25         $      13.68        $      12.01        $      11.98        $      12.16         $     13.73
         ===========         ============        ============        ============        ============         ===========
         $     13.07         $      13.73        $      11.95        $      12.17        $      12.73         $     13.46
         ===========         ============        ============        ============        ============         ===========
         $     12.90         $      13.94        $      11.92        $      12.21        $      12.57         $     13.60
         ===========         ============        ============        ============        ============         ===========

         $67,065,865         $161,481,910        $288,329,585        $247,778,895        $164,518,994         $62,176,427
         ===========         ============        ============        ============        ============         ===========


        ALGER SMALL
       CAP GROWTH--
      CLASS S SHARES
--------------------


        $39,786,623
                 --
            (15,574)



              1,575
                106
        -----------
        $39,769,368
        ===========




        $ 9,714,401
            328,041
          9,488,404
         12,471,036
            254,107
          7,513,379
                 --
                 --
                 --
        -----------
        $39,769,368
        ===========

        $     20.22
        ===========
        $     14.96
        ===========
        $     19.92
        ===========
        $     20.06
        ===========
        $     19.27
        ===========
        $     19.71
        ===========
        $        --
        ===========
        $        --
        ===========
        $        --
        ===========

        $32,873,289
        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                 COLUMBIA SMALL
                                                    CAP VALUE        DREYFUS IP
                                                 FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP
                                                    SERIES--          GROWTH--       CONTRAFUND(R)--
                                                     CLASS B       SERVICE SHARES    SERVICE CLASS 2
                                                 ---------------------------------------------------

ASSETS:
  Investments, at net asset value.............     $49,249,920       $48,132,917       $290,463,331
  Dividends due and accrued...................              --                --                 --
  Net receivable from (payable to) New York
     Life Insurance and Annuity Corporation...          12,957            42,053            (60,996)

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
     Mortality and expense risk charges.......           1,937             1,890             11,439
     Administrative charges...................             135               130                772
                                                   -----------       -----------       ------------
       Total net assets.......................     $49,260,805       $48,172,950       $290,390,124
                                                   ===========       ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies........................     $14,958,498       $11,559,103       $ 66,564,624
     Series II Policies.......................       1,627,326         1,142,739          6,339,053
     Series III Policies......................       9,096,127         9,599,430         57,078,307
     Series IV Policies.......................      12,931,232        15,168,014         91,711,793
     Series V Policies........................         900,758           592,624          4,939,834
     Series VI Policies.......................       8,107,415         7,034,000         53,728,668
     Series VII Policies......................         335,390           434,855          1,931,806
     Series VIII Policies.....................         902,406         1,219,888          4,822,029
     Series IX Policies.......................         401,653         1,422,297          3,274,010
                                                   -----------       -----------       ------------
       Total net assets.......................     $49,260,805       $48,172,950       $290,390,124
                                                   ===========       ===========       ============

     Series I variable accumulation unit
       value..................................     $     13.59       $     15.76       $      16.89
                                                   ===========       ===========       ============
     Series II variable accumulation unit
       value..................................     $     13.02       $     14.50       $      12.94
                                                   ===========       ===========       ============
     Series III variable accumulation unit
       value..................................     $     13.37       $     15.42       $      16.51
                                                   ===========       ===========       ============
     Series IV variable accumulation unit
       value..................................     $     13.46       $     15.60       $      17.02
                                                   ===========       ===========       ============
     Series V variable accumulation unit
       value..................................     $     13.12       $     15.11       $      16.07
                                                   ===========       ===========       ============
     Series VI variable accumulation unit
       value..................................     $     13.22       $     15.23       $      16.21
                                                   ===========       ===========       ============
     Series VII variable accumulation unit
       value..................................     $     13.14       $     13.89       $      13.01
                                                   ===========       ===========       ============
     Series VIII variable accumulation unit
       value..................................     $     14.02       $     15.12       $      13.01
                                                   ===========       ===========       ============
     Series IX variable accumulation unit
       value..................................     $     13.18       $     14.89       $      12.87
                                                   ===========       ===========       ============

Identified Cost of Investment.................     $44,347,860       $34,916,020       $330,168,223
                                                   ===========       ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









      FIDELITY(R) VIP                         JANUS ASPEN       JANUS ASPEN
          EQUITY-        FIDELITY(R) VIP       BALANCED          WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
          INCOME--          MID CAP--         PORTFOLIO--       PORTFOLIO--      TRUST SERIES--         SERIES--
      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------


        $117,445,440       $205,069,402      $148,168,440       $34,301,718        $7,629,408          $8,317,943
                  --                 --                --                --                --                  --

              32,042             55,028            43,465            (1,697)               74                (489)

               4,646              7,989             5,865             1,344               299                 327
                 300                564               362                91                20                  22
        ------------       ------------      ------------       -----------        ----------          ----------
        $117,472,536       $205,115,877      $148,205,678       $34,298,586        $7,629,163          $8,317,105
        ============       ============      ============       ===========        ==========          ==========

        $ 27,866,025       $ 67,431,862      $ 32,172,073       $ 9,027,744        $1,812,687          $2,223,833
           2,749,360          4,052,753         4,335,269           852,844            96,270              98,116
          25,965,232         40,448,942        31,847,354         7,549,113         1,986,496           2,025,506
          33,889,302         50,952,275        41,512,857         9,643,862         2,346,391           2,235,379
           1,548,801          2,452,219         2,632,986           407,813            80,872             143,939
          22,777,920         30,024,472        24,312,299         5,340,082         1,205,015           1,474,970
             264,644          1,973,119         1,089,424           323,495                --               6,752
           1,052,072          4,556,450         4,935,458           603,148            71,421              86,471
           1,359,180          3,223,785         5,367,958           550,485            30,011              22,139
        ------------       ------------      ------------       -----------        ----------          ----------
        $117,472,536       $205,115,877      $148,205,678       $34,298,586        $7,629,163          $8,317,105
        ============       ============      ============       ===========        ==========          ==========

        $      12.72       $      21.14      $      15.43       $     13.03        $    13.60          $    14.84
        ============       ============      ============       ===========        ==========          ==========
        $      10.13       $      18.88      $      13.93       $     10.90        $    11.53          $    11.90
        ============       ============      ============       ===========        ==========          ==========
        $      12.38       $      20.78      $      15.29       $     12.76        $    13.50          $    14.53
        ============       ============      ============       ===========        ==========          ==========
        $      12.62       $      21.34      $      15.37       $     12.89        $    13.69          $    14.43
        ============       ============      ============       ===========        ==========          ==========
        $      12.35       $      19.57      $      14.93       $     12.39        $    13.25          $    14.42
        ============       ============      ============       ===========        ==========          ==========
        $      12.32       $      20.92      $      15.04       $     12.39        $    13.29          $    14.62
        ============       ============      ============       ===========        ==========          ==========
        $      12.50       $      14.45      $      11.54       $     12.11        $    10.34          $    12.23
        ============       ============      ============       ===========        ==========          ==========
        $      12.03       $      14.25      $      11.58       $     12.55        $    11.93          $    12.63
        ============       ============      ============       ===========        ==========          ==========
        $      12.35       $      14.09      $      11.50       $     12.23        $    10.81          $    12.73
        ============       ============      ============       ===========        ==========          ==========

        $138,764,549       $186,827,874      $137,018,596       $32,281,616        $7,303,855          $7,457,602
        ============       ============      ============       ===========        ==========          ==========


      MFS(R) UTILITIES
          SERIES--
        SERVICE CLASS
----------------------


        $392,332,851
                  --
            (153,631)



              15,364
               1,034
        ------------
        $392,162,822
        ============



        $129,256,708
          10,528,842
          77,659,958
          87,555,303
           4,607,731
          68,859,885
           2,514,229
           5,942,148
           5,238,018
        ------------
        $392,162,822
        ============

        $      23.28
        ============
        $      20.71
        ============
        $      24.20
        ============
        $      24.56
        ============
        $      23.97
        ============
        $      23.91
        ============
        $      12.45
        ============
        $      12.68
        ============
        $      12.50
        ============

        $423,329,553
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                            NEUBERGER           PIMCO
                                           BERMAN AMT           REAL
                                             MID-CAP           RETURN
                                             GROWTH          PORTFOLIO--      T. ROWE PRICE
                                           PORTFOLIO--         ADVISOR        EQUITY INCOME
                                             CLASS S            CLASS         PORTFOLIO--II
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $30,927,344       $39,378,640      $156,358,254
  Dividends due and accrued...........              --            35,174                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (15,100)           42,528           110,772

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................           1,224             1,558             6,211
     Administrative charges...........              80                84               400
                                           -----------       -----------      ------------
       Total net assets...............     $30,910,940       $39,454,700      $156,462,415
                                           ===========       ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 8,842,506       $ 9,160,965      $ 31,451,534
     Series II Policies...............         454,783         1,257,224         3,051,731
     Series III Policies..............       6,543,525         5,077,953        30,482,831
     Series IV Policies...............       7,736,340         9,684,612        50,751,453
     Series V Policies................         466,024                --         3,140,049
     Series VI Policies...............       5,699,014         6,156,296        32,716,399
     Series VII Policies..............          77,433         2,171,999           654,677
     Series VIII Policies.............         437,160         2,707,465         2,417,706
     Series IX Policies...............         654,155         3,238,186         1,796,035
                                           -----------       -----------      ------------
       Total net assets...............     $30,910,940       $39,454,700      $156,462,415
                                           ===========       ===========      ============

     Series I variable accumulation
       unit value.....................     $     17.40       $     10.30      $      13.51
                                           ===========       ===========      ============
     Series II variable accumulation
       unit value.....................     $     14.74       $     10.29      $      10.93
                                           ===========       ===========      ============
     Series III variable accumulation
       unit value.....................     $     17.26       $     10.28      $      13.28
                                           ===========       ===========      ============
     Series IV variable accumulation
       unit value.....................     $     17.98       $     10.29      $      13.50
                                           ===========       ===========      ============
     Series V variable accumulation
       unit value.....................     $     17.19       $        --      $      13.01
                                           ===========       ===========      ============
     Series VI variable accumulation
       unit value.....................     $     17.32       $     10.27      $      13.14
                                           ===========       ===========      ============
     Series VII variable accumulation
       unit value.....................     $     13.97       $     10.28      $      12.50
                                           ===========       ===========      ============
     Series VIII variable accumulation
       unit value.....................     $     14.89       $     10.30      $      12.31
                                           ===========       ===========      ============
     Series IX variable accumulation
       unit value.....................     $     14.22       $     10.28      $      12.38
                                           ===========       ===========      ============

Identified Cost of Investment.........     $27,416,120       $39,803,074      $170,240,739
                                           ===========       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









           UIF
        EMERGING
         MARKETS        VICTORY VIF
         EQUITY         DIVERSIFIED
       PORTFOLIO--        STOCK--
        CLASS II      CLASS A SHARES
------------------------------------

      $147,686,039     $ 21,436,138
                --               --

           103,428            6,295



             5,825              815
               371               66
      ------------     ------------
      $147,783,271      $21,441,552
      ============     ============


      $ 35,319,276      $ 6,170,725
         3,280,893        1,115,847
        32,078,507        3,051,923
        40,693,354        7,944,160
         1,926,899          487,782
        27,479,120        2,084,770
         1,100,028           89,267
         3,403,192          344,140
         2,502,002          152,938
      ------------     ------------
      $147,783,271      $21,441,552
      ============     ============
      $      34.49      $     12.40
      ============     ============
      $      21.93      $     10.94
      ============     ============
      $      32.75      $     12.13
      ============     ============
      $      34.22      $     12.04
      ============     ============
      $      25.73      $     11.70
      ============     ============
      $      32.52      $     12.01
      ============     ============
      $      14.09      $     11.32
      ============     ============
      $      13.34      $     11.97
      ============     ============
      $      13.41      $     12.17
      ============     ============
      $138,868,581      $21,991,197
      ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                              BOND--           CASH           STOCK--
                                           INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  3,994,238    $      50,874   $  1,650,297
  Mortality and expense risk charges....     (1,751,629)      (3,951,359)    (1,362,331)
  Administrative charges................       (149,930)        (264,961)      (145,756)
                                           ------------    -------------   ------------
       Net investment income (loss).....      2,092,679       (4,165,446)       142,210
                                           ------------    -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     25,954,303      219,300,695     21,163,823
  Cost of investments sold..............    (24,157,267)    (219,303,741)   (27,964,199)
                                           ------------    -------------   ------------
       Net realized gain (loss) on
          investments...................      1,797,036           (3,046)    (6,800,376)
  Realized gain distribution received...      1,660,247               --             --
  Change in unrealized appreciation
     (depreciation) on investments......      2,447,429          (25,441)    17,337,445
                                           ------------    -------------   ------------
       Net gain (loss) on investments...      5,904,712          (28,487)    10,537,069
                                           ------------    -------------   ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  7,997,391    $  (4,193,933)  $ 10,679,279
                                           ============    =============   ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         S&P 500
                                             GROWTH--         CORE--          INDEX--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $    265,458    $  3,809,060
  Mortality and expense risk charges....       (610,720)     (1,030,653)     (2,833,653)
  Administrative charges................        (61,489)        (90,528)       (296,414)
                                            -----------    ------------    ------------
       Net investment income (loss)            (672,209)       (855,723)        678,993
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,194,718      18,953,059      42,970,303
  Cost of investments sold..............     (9,545,627)    (26,483,942)    (50,252,269)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................        649,091      (7,530,883)     (7,281,966)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)  on investments.....      6,143,352      23,262,938      33,105,977
                                            -----------    ------------    ------------
       Net gain (loss) on investments...      6,792,443      15,732,055      25,824,011
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................    $ 6,120,234    $ 14,876,332    $ 26,503,004
                                            ===========    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                        MAINSTAY VP
                                        MAINSTAY VP     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT       INCOME        INTERNATIONAL
       CONVERTIBLE--   GOVERNMENT--      EQUITY--         BOND--         EQUITY--        BUILDER--        EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------


       $  3,163,496    $  3,110,743    $    587,573    $ 22,762,603    $  1,722,514    $  2,602,921     $  1,894,665
         (1,511,853)     (1,381,346)     (1,466,880)     (5,215,324)     (2,796,251)     (1,090,766)        (818,403)
           (138,669)       (118,229)       (168,579)       (487,057)       (257,810)       (119,239)         (71,922)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
          1,512,974       1,611,168      (1,047,886)     17,060,222      (1,331,547)      1,392,916        1,004,340
       ------------    ------------    ------------    ------------    ------------    ------------     ------------


         22,246,546      31,073,568      20,064,050      95,788,755      43,197,842      15,579,458       13,696,181
        (19,905,854)    (28,375,138)    (23,208,072)    (98,079,535)    (54,033,018)    (20,924,901)     (16,835,415)
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
          2,340,692       2,698,430      (3,144,022)     (2,290,780)    (10,835,176)     (5,345,443)      (3,139,234)
                 --       1,488,802              --              --              --              --               --

         13,048,101      (1,872,255)     15,467,883      26,661,360      43,803,881      14,411,566        3,657,875
       ------------    ------------    ------------    ------------    ------------    ------------     ------------
         15,388,793       2,314,977      12,323,861      24,370,580      32,968,705       9,066,123          518,641
       ------------    ------------    ------------    ------------    ------------    ------------     ------------

       $ 16,901,767    $  3,926,145    $ 11,275,975    $ 41,430,802    $ 31,637,158    $ 10,459,039     $  1,522,981
       ============    ============    ============    ============    ============    ============     ============







                           ALGER                                        FIDELITY(R)     FIDELITY(R)      JANUS ASPEN
        MAINSTAY VP      SMALL CAP      CALVERT VP      DREYFUS IP          VIP             VIP           BALANCED
        U.S. SMALL       GROWTH--           SRI         TECHNOLOGY        CONTRA-         EQUITY-        PORTFOLIO--
           CAP--         CLASS I-2       BALANCED        GROWTH--        FUND(R)--       INCOME--       INSTITUTIONAL
       INITIAL CLASS      SHARES         PORTFOLIO    INITIAL SHARES   INITIAL CLASS   INITIAL CLASS       SHARES
----------------------------------------------------------------------------------------------------------------------


       $     18,195     $        --     $   369,124     $        --    $  2,358,657    $  1,466,546     $  7,436,164
           (484,229)       (478,303)       (352,713)       (205,845)     (2,613,326)     (1,127,450)      (3,498,628)
            (40,590)        (48,656)        (30,190)        (16,650)       (261,223)       (106,314)        (362,876)
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
           (506,624)       (526,959)        (13,779)       (222,495)       (515,892)        232,782        3,574,660
       ------------     -----------     -----------     -----------    ------------    ------------     ------------


         10,383,698       8,164,070       4,486,827       5,513,519      39,728,039      19,092,743       51,612,604
        (14,674,558)     (4,295,843)     (4,925,572)     (4,703,494)    (42,359,717)    (22,485,026)     (43,269,127)
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
         (4,290,860)      3,868,227        (438,745)        810,025      (2,631,678)     (3,392,283)       8,343,477
                 --              --              --              --          85,473              --               --

         12,082,014       4,393,022       3,034,140       3,178,344      31,420,812      13,723,747        5,488,367
       ------------     -----------     -----------     -----------    ------------    ------------     ------------
          7,791,154       8,261,249       2,595,395       3,988,369      28,874,607      10,331,464       13,831,844
       ------------     -----------     -----------     -----------    ------------    ------------     ------------

       $  7,284,530     $ 7,734,290     $ 2,581,616     $ 3,765,874    $ 28,358,715    $ 10,564,246     $ 17,406,504
       ============     ===========     ===========     ===========    ============    ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                            JANUS ASPEN
                                             WORLDWIDE        MFS(R)
                                            PORTFOLIO--      INVESTORS     MFS(R) RESEARCH
                                           INSTITUTIONAL  TRUST SERIES--      SERIES--
                                              SHARES       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    522,360     $   140,420      $   124,211
  Mortality and expense risk charges....     (1,096,185)       (149,362)        (173,814)
  Administrative charges................       (124,778)        (13,840)         (16,922)
                                           ------------     -----------      -----------
       Net investment income (loss).....       (698,603)        (22,782)         (66,525)
                                           ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,576,432       2,906,973        3,237,743
  Cost of investments sold..............    (22,453,364)     (2,839,789)      (2,647,133)
                                           ------------     -----------      -----------
       Net realized gain (loss) on
          investments...................     (5,876,932)         67,184          590,610
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......     17,831,156         902,399        1,183,400
                                           ------------     -----------      -----------
       Net gain (loss) on investments...     11,954,224         969,583        1,774,010
                                           ------------     -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $ 11,255,621     $   946,801      $ 1,707,485
                                           ============     ===========      ===========



Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                         NEUBERGER
                        BERMAN AMT         ROYCE           ROYCE                       UIF EMERGING
          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP                        MARKETS
         UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--    T. ROWE PRICE      EQUITY          VAN ECK
         SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT     EQUITY INCOME    PORTFOLIO--     VIP GLOBAL
       INITIAL CLASS      CLASS I          CLASS           CLASS         PORTFOLIO        CLASS I       HARD ASSETS
--------------------------------------------------------------------------------------------------------------------


        $    87,775      $      --     $  1,490,313    $     72,530    $  1,669,304    $    412,440    $  1,276,001
            (38,468)       (41,250)      (1,061,121)       (842,767)     (1,199,879)       (871,503)     (5,061,580)
             (1,943)        (2,219)         (73,303)        (60,551)       (100,424)        (81,535)       (338,449)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
             47,364        (43,469)         355,889        (830,788)        369,001        (540,598)     (4,124,028)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------


          1,110,405        815,324       11,704,877      10,709,727      19,417,612      18,070,656      64,384,200
         (1,519,687)      (608,050)     (16,699,837)    (12,382,756)    (22,174,912)    (24,630,036)    (65,969,196)
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
           (409,282)       207,274       (4,994,960)     (1,673,029)     (2,757,300)     (6,559,380)     (1,584,996)
                 --             --               --              --              --              --              --

            625,383        535,753       24,119,326      12,910,600      13,296,929      17,110,144      94,982,104
        -----------      ---------     ------------    ------------    ------------    ------------    ------------
            216,101        743,027       19,124,366      11,237,571      10,539,629      10,550,764      93,397,108
        -----------      ---------     ------------    ------------    ------------    ------------    ------------

        $   263,465      $ 699,558     $ 19,480,255    $ 10,406,783    $ 10,908,630    $ 10,010,166    $ 89,273,080
        ===========      =========     ============    ============    ============    ============    ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       COMMON
                                            BALANCED--        BOND--          STOCK--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,044,588    $  5,348,152     $   572,629
  Mortality and expense risk charges....     (1,242,728)     (2,442,183)       (591,277)
  Administrative charges................        (79,829)       (138,562)        (39,793)
                                           ------------    ------------     -----------
       Net investment income (loss).....       (277,969)      2,767,407         (58,441)
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     15,622,469      25,948,834       5,413,153
  Cost of investments sold..............    (16,523,281)    (24,022,501)     (7,527,757)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................       (900,812)      1,926,333      (2,114,604)
  Realized gain distribution received...             --       2,339,212              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     10,672,824       1,827,132       6,366,408
                                           ------------    ------------     -----------
       Net gain (loss) on investments...      9,772,012       6,092,677       4,251,804
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  9,494,043    $  8,860,084     $ 4,193,363
                                           ============    ============     ===========








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                            ICAP SELECT       INCOME       INTERNATIONAL
                                             EQUITY--        BUILDER--       EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  1,939,077     $ 1,117,804    $  4,694,773
  Mortality and expense risk charges....     (3,898,948)       (544,436)     (2,193,306)
  Administrative charges................       (242,116)        (30,702)       (140,656)
                                           ------------     -----------    ------------
       Net investment income (loss).....     (2,201,987)        542,666       2,360,811
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     29,994,779       4,150,063      16,671,118
  Cost of investments sold..............    (38,773,719)     (5,042,028)    (20,760,852)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (8,778,940)       (891,965)     (4,089,734)
  Realized gain distribution received...             --              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     51,584,112       4,938,668       6,264,204
                                           ------------     -----------    ------------
       Net gain (loss) on investments...     42,805,172       4,046,703       2,174,470
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $ 40,603,185     $ 4,589,369    $  4,535,281
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP     HIGH YIELD
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH          GROWTH         CORPORATE
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--      EQUITY--         BOND--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  4,967,787    $  4,402,169    $  8,325,192    $  3,856,699    $    867,642     $   103,584    $ 37,494,423
         (2,913,686)     (2,320,599)     (3,182,500)     (1,794,295)     (1,223,148)       (480,914)     (9,338,644)
           (171,648)       (125,849)       (190,606)       (109,762)        (99,381)        (29,924)       (484,303)
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
          1,882,453       1,955,721       4,952,086       1,952,642        (454,887)       (407,254)     27,671,476
       ------------    ------------    ------------    ------------    ------------     -----------    ------------


         27,057,109      19,090,208      39,330,751      32,539,579      13,025,210       4,232,961      66,030,953
        (27,862,475)    (20,165,510)    (42,363,179)    (31,209,016)    (16,280,363)     (3,973,090)    (70,668,492)
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
           (805,366)     (1,075,302)     (3,032,428)      1,330,563      (3,255,153)        259,871      (4,637,539)
                 --              --              --       1,986,383              --              --              --


         18,790,558      22,884,604      11,293,897      (1,411,159)     14,863,917       3,461,534      40,860,713
       ------------    ------------    ------------    ------------    ------------     -----------    ------------
         17,985,192      21,809,302       8,261,469       1,905,787      11,608,764       3,721,405      36,223,174
       ------------    ------------    ------------    ------------    ------------     -----------    ------------

       $ 19,867,645    $ 23,765,023    $ 13,213,555    $  3,858,429    $ 11,153,877     $ 3,314,151    $ 63,894,650
       ============    ============    ============    ============    ============     ===========    ============







                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP        ALGER
         LARGE CAP        MID CAP        MODERATE         GROWTH          S&P 500       U.S. SMALL       SMALL CAP
         GROWTH--         CORE--       ALLOCATION--    ALLOCATION--       INDEX--          CAP--         GROWTH--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS  CLASS S SHARES
--------------------------------------------------------------------------------------------------------------------


       $         --    $    438,656    $  5,327,309    $  3,155,944    $  2,532,509    $         --     $        --
         (1,010,869)     (2,493,720)     (3,883,348)     (3,113,508)     (2,308,565)     (1,033,784)       (527,344)
            (62,198)       (159,249)       (252,347)       (236,866)       (152,270)        (68,514)        (35,424)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
         (1,073,067)     (2,214,313)      1,191,614        (194,430)         71,674      (1,102,298)       (562,768)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------


         11,004,120      25,050,854      51,302,295      24,458,073      19,611,298      11,948,310       5,858,146
        (10,685,189)    (35,690,379)    (57,037,946)    (27,816,812)    (19,868,451)    (18,903,380)     (4,798,817)
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
            318,931     (10,639,525)     (5,735,651)     (3,358,739)       (257,153)     (6,955,070)      1,059,329
                 --              --              --              --              --              --              --

         10,333,377      46,593,811      32,432,712      30,706,967      19,493,145      23,004,448       7,247,759
       ------------    ------------    ------------    ------------    ------------    ------------     -----------
         10,652,308      35,954,286      26,697,061      27,348,228      19,235,992      16,049,378       8,307,088
       ------------    ------------    ------------    ------------    ------------    ------------     -----------

       $  9,579,241    $ 33,739,973    $ 27,888,675    $ 27,153,798    $ 19,307,666    $ 14,947,080     $ 7,744,320
       ============    ============    ============    ============    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                                                            FIDELITY(R)
                                          COLUMBIA SMALL                        VIP
                                             CAP VALUE      DREYFUS IP        CONTRA-
                                          FUND, VARIABLE    TECHNOLOGY       FUND(R)--
                                             SERIES--        GROWTH--      SERVICE CLASS
                                              CLASS B     SERVICE SHARES         2
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    461,809     $        --    $  2,699,164
  Mortality and expense risk charges....       (604,595)       (539,016)     (3,832,406)
  Administrative charges................        (42,044)        (38,025)       (256,381)
                                           ------------     -----------    ------------
       Net investment income (loss).....       (184,830)       (577,041)     (1,389,623)
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     10,589,301       8,088,205      34,434,215
  Cost of investments sold..............    (14,244,330)     (6,721,049)    (45,675,145)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................     (3,655,029)      1,367,156     (11,240,930)
  Realized gain distribution received...             --              --         122,821
  Change in unrealized appreciation
     (depreciation) on investments......     13,124,721       8,890,225      50,946,994
                                           ------------     -----------    ------------
       Net gain (loss) on investments...      9,469,692      10,257,381      39,828,885
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  9,284,862     $ 9,680,340    $ 38,439,262
                                           ============     ===========    ============






                                             NEUBERGER
                                            BERMAN AMT      PIMCO REAL
                                              MID-CAP         RETURN
                                              GROWTH        PORTFOLIO--    T. ROWE PRICE
                                            PORTFOLIO--       ADVISOR      EQUITY INCOME
                                              CLASS S        CLASS (A)     PORTFOLIO--II
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   149,157    $  2,378,847
  Mortality and expense risk charges....       (363,809)       (199,790)     (2,103,717)
  Administrative charges................        (24,358)        (10,037)       (135,249)
                                            -----------     -----------    ------------
       Net investment income (loss).....       (388,167)        (60,670)        139,881
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,545,510       4,223,738      18,437,580
  Cost of investments sold..............     (6,179,619)     (4,090,380)    (22,630,507)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................       (634,109)        133,358      (4,192,927)
  Realized gain distribution received...             --         333,129              --
  Change in unrealized appreciation
     (depreciation) on investments......      7,194,584        (424,433)     22,072,564
                                            -----------     -----------    ------------
       Net gain (loss) on investments...      6,560,475          42,054      17,879,637
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 6,172,308     $   (18,616)   $ 18,019,518
                                            ===========     ===========    ============




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        FIDELITY(R)
            VIP         FIDELITY(R)
          EQUITY-           VIP         JANUS ASPEN     JANUS ASPEN       MFS(R)          MFS(R)          MFS(R)
         INCOME--        MID CAP--       BALANCED        WORLDWIDE       INVESTORS       RESEARCH        UTILITIES
       SERVICE CLASS   SERVICE CLASS    PORTFOLIO--     PORTFOLIO--   TRUST SERIES--     SERIES--        SERIES--
             2               2        SERVICE SHARES  SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------


       $  1,767,995    $    222,766    $  3,554,310     $   153,382     $    70,890     $    58,094    $ 11,030,386
         (1,622,554)     (2,493,864)     (1,985,563)       (447,750)       (102,710)       (113,619)     (5,215,253)
           (103,535)       (176,785)       (125,680)        (30,274)         (6,649)         (7,513)       (346,920)
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
             41,906      (2,447,883)      1,443,067        (324,642)        (38,469)        (63,038)      5,468,213
       ------------    ------------    ------------     -----------     -----------     -----------    ------------


         17,971,642      23,184,976      14,754,558       4,909,913       1,076,051       1,466,922      49,248,396
        (25,456,718)    (27,336,490)    (13,093,919)     (4,830,347)     (1,126,965)     (1,365,883)    (54,430,191)
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
         (7,485,076)     (4,151,514)      1,660,639          79,566         (50,914)        101,039      (5,181,795)
                 --         576,866              --              --              --              --              --

         21,271,801      48,341,093       5,709,751       4,333,046         732,500         979,418      40,661,619
       ------------    ------------    ------------     -----------     -----------     -----------    ------------
         13,786,725      44,766,445       7,370,390       4,412,612         681,586       1,080,457      35,479,824
       ------------    ------------    ------------     -----------     -----------     -----------    ------------

       $ 13,828,631    $ 42,318,562    $  8,813,457     $ 4,087,970     $   643,117     $ 1,017,419    $ 40,948,037
       ============    ============    ============     ===========     ===========     ===========    ============










       UIF EMERGING     VICTORY VIF
      MARKETS EQUITY    DIVERSIFIED
        PORTFOLIO--       STOCK--
         CLASS II     CLASS A SHARES
------------------------------------


       $    751,418     $   146,066
         (1,851,123)       (277,889)
           (117,306)        (22,555)
       ------------     -----------
         (1,217,011)       (154,378)
       ------------     -----------


         22,023,791       4,788,811
        (32,399,401)     (6,669,309)
       ------------     -----------
        (10,375,610)     (1,880,498)
                 --              --

         32,267,125       4,216,835
       ------------     -----------
         21,891,515       2,336,337
       ------------     -----------


       $ 20,674,504     $ 2,181,959
       ============     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009






                                                       MAINSTAY VP                           MAINSTAY VP
                                                         BOND--                                 CASH
                                                      INITIAL CLASS                          MANAGEMENT
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  2,092,679       $  4,000,384       $ (4,165,446)     $  (6,074,256)
     Net realized gain (loss) on
       investments......................        1,797,036             96,484             (3,046)            15,723
     Realized gain distribution
       received.........................        1,660,247            482,520                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................        2,447,429          3,110,965            (25,441)           (12,058)
                                             ------------       ------------       ------------      -------------

       Net increase (decrease) in net
          assets resulting
          from operations...............        7,997,391          7,690,353         (4,193,933)        (6,070,591)
                                             ------------       ------------       ------------      -------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        1,459,596            832,941         32,880,280         40,337,474
     Policyowners' surrenders...........      (19,321,438)       (16,047,256)       (70,151,992)       (91,321,492)
     Policyowners' annuity and death
       benefits.........................       (2,164,877)        (1,663,446)        (2,759,109)        (1,955,866)
     Net transfers from (to) Fixed
       Account..........................         (947,412)        (2,269,905)       (13,552,730)       (47,060,900)
     Transfers between Investment
       Divisions........................        7,862,099          3,664,833        (16,305,233)      (109,451,383)
                                             ------------       ------------       ------------      -------------


       Net contributions and
          (withdrawals).................      (13,112,032)       (15,482,833)       (69,888,784)      (209,452,167)
                                             ------------       ------------       ------------      -------------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................           (3,057)            (5,512)                (7)              (174)
                                             ------------       ------------       ------------      -------------

          Increase (decrease) in net
            assets......................       (5,117,698)        (7,797,992)       (74,082,724)      (215,522,932)
NET ASSETS:
     Beginning of year..................      129,906,931        137,704,923        309,137,697        524,660,629
                                             ------------       ------------       ------------      -------------

     End of year........................     $124,789,233       $129,906,931       $235,054,973      $ 309,137,697
                                             ============       ============       ============      =============







                                                       MAINSTAY VP
                                                       HIGH YIELD                            MAINSTAY VP
                                                        CORPORATE                            ICAP SELECT
                                                         BOND--                               EQUITY--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $ 17,060,222       $ 22,521,140       $ (1,331,547)      $    522,445
     Net realized gain (loss) on
       investments......................       (2,290,780)       (11,365,235)       (10,835,176)       (16,854,781)
     Realized gain distribution
       received.........................               --                 --                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................       26,661,360        108,333,669         43,803,881         52,493,923
                                             ------------       ------------       ------------       ------------

       Net increase (decrease) in net
          assets resulting
          from operations...............       41,430,802        119,489,574         31,637,158         36,161,587
                                             ------------       ------------       ------------       ------------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................        5,186,320          3,867,000          2,085,112          1,347,270
     Policyowners' surrenders...........      (59,131,926)       (37,811,479)       (26,597,123)       (14,793,901)
     Policyowners' annuity and death
       benefits.........................       (5,323,838)        (4,798,765)        (2,815,277)        (1,887,130)
     Net transfers from (to) Fixed
       Account..........................       (4,271,303)        (5,128,571)        (2,440,991)        (3,535,198)
     Transfers between Investment
       Divisions........................        9,743,392         31,644,906         (8,552,320)        55,316,567
                                             ------------       ------------       ------------       ------------

       Net contributions and
          (withdrawals).................      (53,797,355)       (12,226,909)       (38,320,599)        36,447,608
                                             ------------       ------------       ------------       ------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................          (16,523)          (108,736)           (12,638)           (23,391)
                                             ------------       ------------       ------------       ------------

          Increase (decrease) in net
            assets......................      (12,383,076)       107,153,929         (6,696,079)        72,585,804
NET ASSETS:
     Beginning of year..................      403,700,697        296,546,768        220,473,474        147,887,670
                                             ------------       ------------       ------------       ------------


     End of year........................     $391,317,621       $403,700,697       $213,777,395       $220,473,474
                                             ============       ============       ============       ============





Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP
                  COMMON                       MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                 STOCK--                      CONVERTIBLE--                    GOVERNMENT--                  GROWTH EQUITY--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



       $    142,210    $    658,419    $  1,512,974    $    758,208    $  1,611,168    $  2,252,782    $ (1,047,886)   $   (920,611)

         (6,800,376)    (11,060,610)      2,340,692      (3,320,202)      2,698,430       2,324,418      (3,144,022)     (9,578,713)
                 --              --              --              --       1,488,802         106,587              --              --

         17,337,445      30,149,162      13,048,101      39,954,197      (1,872,255)     (4,798,178)     15,467,883      42,385,296
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



         10,679,279      19,746,971      16,901,767      37,392,203       3,926,145        (114,391)     11,275,975      31,885,972
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


            843,135         735,373       1,252,211         792,305       1,112,193       1,417,972       1,421,413       1,206,731
        (12,118,637)     (8,523,718)    (14,561,159)    (10,775,207)    (15,519,479)    (13,856,802)    (12,523,486)     (9,327,689)
         (1,949,038)     (1,133,833)     (1,758,949)     (1,537,690)     (1,817,132)     (1,901,824)     (1,825,471)     (1,218,840)
         (1,423,082)     (1,929,024)     (1,447,105)     (2,141,413)       (841,274)     (3,691,279)     (1,011,655)     (1,236,598)
         (4,522,365)     (3,340,917)       (862,047)      3,318,835       1,537,017     (12,226,212)     (3,586,862)     (3,464,200)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        (19,169,987)    (14,192,119)    (17,377,049)    (10,343,170)    (15,528,675)    (30,258,145)    (17,526,061)    (14,040,596)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


             (3,998)        (10,611)         (6,211)        (29,804)         (1,525)          1,119          (1,044)        (24,090)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (8,494,706)      5,544,241        (481,493)     27,019,229     (11,604,055)    (30,371,417)     (6,251,130)     17,821,286


        114,462,159     108,917,918     118,483,496      91,464,267     105,068,963     135,440,380     125,677,452     107,856,166
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $105,967,453    $114,462,159    $118,002,003    $118,483,496    $ 93,464,908    $105,068,963    $119,426,322    $125,677,452
       ============    ============    ============    ============    ============    ============    ============    ============







                                               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MAINSTAY VP                    INTERNATIONAL                     LARGE CAP                        MID CAP
             INCOME BUILDER--                    EQUITY--                        GROWTH--                         CORE--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------




       $  1,392,916    $  1,792,855    $  1,004,340    $  3,509,780    $  (672,209)    $  (626,073)    $   (855,723)   $  (354,607)
         (5,345,443)    (10,344,354)     (3,139,234)     (3,128,667)       649,091      (1,808,989)      (7,530,883)    (5,024,288)
                 --              --              --              --             --              --               --             --

         14,411,566      25,130,571       3,657,875       9,599,861      6,143,352      16,661,705       23,262,938     16,592,467
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


         10,459,039      16,579,072       1,522,981       9,980,974      6,120,234      14,226,643       14,876,332     11,213,572
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


            836,304         569,088         626,080         463,525        441,415         411,997          806,654        319,482
         (9,823,370)     (8,959,473)     (8,065,506)     (7,084,796)    (6,006,523)     (4,567,317)      (9,804,850)    (3,196,789)
         (2,075,554)     (1,421,216)       (494,326)       (629,409)      (452,914)       (389,539)        (426,470)      (335,014)
         (1,133,446)     (1,688,683)       (819,956)     (1,195,803)      (803,345)       (743,461)      (1,093,022)      (882,985)
         (1,288,389)     (2,227,116)     (2,159,428)     (3,673,374)      (523,579)      1,710,312       (4,705,175)    40,793,966
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------

        (13,484,455)    (13,727,400)    (10,913,136)    (12,119,857)    (7,344,946)     (3,578,008)     (15,222,863)    36,698,660
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


             (2,926)        (13,439)         (1,523)         (7,180)          (714)        (10,814)          (5,916)        (6,771)
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------

         (3,028,342)      2,838,233      (9,391,678)     (2,146,063)    (1,225,426)     10,637,821         (352,447)    47,905,461

         89,292,603      86,454,370      68,080,880      70,226,943     50,101,872      39,464,051       78,868,771     30,963,310
       ------------    ------------    ------------    ------------    -----------     -----------     ------------    -----------


       $ 86,264,261    $ 89,292,603    $ 58,689,202    $ 68,080,880    $48,876,446     $50,101,872     $ 78,516,324    $78,868,771
       ============    ============    ============    ============    ===========     ===========     ============    ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                            MAINSTAY VP                         MAINSTAY VP
                                              MID CAP                             MID CAP
                                             GROWTH--                             VALUE--
                                           INITIAL CLASS                       INITIAL CLASS
                                 --------------------------------    --------------------------------
                                      2010              2009              2010              2009
                                 --------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $          --     $   (508,054)     $          --     $  1,513,634
     Net realized gain (loss)
       on investments.........               --      (13,754,419)                --      (30,007,592)
     Realized gain
       distribution received..               --          700,803                 --               --
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........               --       23,009,060                 --       38,734,729
                                  -------------     ------------      -------------     ------------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....               --        9,447,390                 --       10,240,771
                                  -------------     ------------      -------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........               --          277,632                 --          404,311
     Policyowners'
       surrenders.............               --       (2,977,245)                --       (4,861,496)
     Policyowners' annuity and
       death benefits.........               --         (356,652)                --         (466,708)
     Net transfers from (to)
       Fixed Account..........               --         (569,417)                --       (1,551,919)
     Transfers between
       Investment Divisions...               --      (44,017,023)                --      (63,602,476)
                                  -------------     ------------      -------------     ------------
       Net contributions and
          (withdrawals).......               --      (47,642,705)                --      (70,078,288)
                                  -------------     ------------      -------------     ------------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......               --           (6,258)                --           (5,391)
                                  -------------     ------------      -------------     ------------
          Increase (decrease)
            in net assets.....               --      (38,201,573)                --      (59,842,908)
NET ASSETS:
     Beginning of year........               --       38,201,573                 --       59,842,908
                                  -------------     ------------      -------------     ------------
     End of year..............              $--     $         --                $--     $         --
                                  =============     ============      =============     ============









                                          CALVERT VP                       DREYFUS IP
                                              SRI                          TECHNOLOGY
                                           BALANCED                         GROWTH--
                                           PORTFOLIO                     INITIAL SHARES
                                 ----------------------------    ------------------------------
                                     2010            2009            2010             2009
                                 --------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss).................    $   (13,779)    $   152,809     $  (222,495)     $  (126,697)
     Net realized gain (loss)
       on investments.........       (438,745)     (1,169,893)        810,025         (241,623)
     Realized gain
       distribution received..             --              --              --               --
     Change in unrealized
       appreciation
       (depreciation)
       on investments.........      3,034,140       6,105,348       3,178,344        5,440,825
                                  -----------     -----------     -----------      -----------
       Net increase (decrease)
          in net assets
          resulting
          from operations.....      2,581,616       5,088,264       3,765,874        5,072,505
                                  -----------     -----------     -----------      -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners...........      1,701,659         840,477         130,118          149,568
     Policyowners'
       surrenders.............     (2,735,593)     (1,785,803)     (2,190,009)      (1,082,248)
     Policyowners' annuity and
       death benefits.........       (126,931)       (210,365)       (134,850)         (45,290)
     Net transfers from (to)
       Fixed Account..........        125,721        (660,019)       (219,452)        (199,638)
     Transfers between
       Investment Divisions...       (293,736)       (874,806)      1,575,524        3,543,543
                                  -----------     -----------     -----------      -----------
       Net contributions and
          (withdrawals).......     (1,328,880)     (2,690,516)       (838,669)       2,365,935
                                  -----------     -----------     -----------      -----------
     Increase (decrease)
       attributable to New
       York Life Insurance and
       Annuity Corporation
       charges retained by the
       Separate Account.......         (1,104)         (4,061)            322           (4,071)
                                  -----------     -----------     -----------      -----------
          Increase (decrease)
            in net assets.....      1,251,632       2,393,687       2,927,527        7,434,369
NET ASSETS:
     Beginning of year........     25,754,190      23,360,503      16,024,422        8,590,053
                                  -----------     -----------     -----------      -----------
     End of year..............    $27,005,822     $25,754,190     $18,951,949      $16,024,422
                                  ===========     ===========     ===========      ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP
                 S&P 500                        SMALL CAP                      MAINSTAY VP                     ALGER SMALL
                 INDEX--                         GROWTH--                    U.S. SMALL CAP--                  CAP GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  CLASS I-2 SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



       $    678,993    $  2,865,877        $--         $   (247,906)   $  (506,624)    $  (238,127)    $  (526,959)    $  (485,847)
         (7,281,966)    (15,820,230)        --          (13,420,435)    (4,290,860)     (1,908,717)      3,868,227       1,924,213
                 --              --         --                   --             --              --              --              --

         33,105,977      59,489,898         --           16,947,247     12,082,014       7,559,405       4,393,022      10,828,233
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


         26,503,004      46,535,545         --            3,278,906      7,284,530       5,412,561       7,734,290      12,266,599
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


          1,842,553       1,724,049         --              143,833        317,217         126,420         226,508         188,695
        (26,462,907)    (18,424,294)        --           (1,696,042)    (4,926,219)     (1,491,921)     (4,612,132)     (3,411,368)
         (3,327,309)     (2,989,655)        --              (83,818)      (228,041)        (63,012)       (414,324)       (283,304)
         (3,306,275)     (3,663,476)        --             (257,542)      (323,368)       (157,516)       (501,219)       (552,150)

         (7,084,111)     (5,677,316)        --          (20,916,891)    (2,430,430)     21,307,720      (2,003,130)     (1,892,264)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------


        (38,338,049)    (29,030,692)        --          (22,810,460)    (7,590,841)     19,721,691      (7,304,297)     (5,950,391)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------



             (9,470)        (29,439)        --               (1,596)        (1,964)         (3,579)         (2,936)         (8,147)
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------

        (11,844,515)     17,475,414         --          (19,533,150)      (308,275)     25,130,673         427,057       6,308,061



        233,206,269     215,730,855         --           19,533,150     37,500,746      12,370,073      38,214,281      31,906,220
       ------------    ------------        ---         ------------    -----------     -----------     -----------     -----------

       $221,361,754    $233,206,269        $--         $         --    $37,192,471     $37,500,746     $38,641,338     $38,214,281
       ============    ============        ===         ============    ===========     ===========     ===========     ===========








                                                                               JANUS ASPEN                     JANUS ASPEN
                                                                                 BALANCED                       WORLDWIDE
             FIDELITY(R) VIP                 FIDELITY(R) VIP                   PORTFOLIO--                     PORTFOLIO--
             CONTRAFUND(R)--                 EQUITY-INCOME--                  INSTITUTIONAL                   INSTITUTIONAL
              INITIAL CLASS                   INITIAL CLASS                       SHARES                          SHARES
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------




       $   (515,892)   $   (130,541)   $    232,782    $    640,139    $  3,574,660    $  4,158,777    $   (698,603)   $     (4,718)
         (2,631,678)    (13,604,708)     (3,392,283)     (9,068,116)      8,343,477       1,689,358      (5,876,932)    (10,713,526)

             85,473          51,365              --              --              --      10,295,412              --              --

         31,420,812      69,553,146      13,723,747      29,222,014       5,488,367      41,848,354      17,831,156      35,352,902
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         28,358,715      55,869,262      10,564,246      20,794,037      17,406,504      57,991,901      11,255,621      24,634,658
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



          1,890,254       1,796,504         939,818         619,840       2,025,228       2,061,818         919,659         829,031
        (24,630,178)    (17,722,675)    (11,586,036)     (8,337,387)    (34,498,090)    (27,544,198)    (10,544,443)     (6,460,880)
         (1,802,360)     (1,839,307)       (982,611)       (989,092)     (3,656,063)     (3,447,589)       (912,629)       (873,003)
         (2,866,727)     (2,794,333)     (1,635,675)     (2,055,219)     (4,481,677)     (6,229,695)     (1,021,324)     (1,223,639)
         (8,123,558)     (9,345,974)     (3,498,912)     (3,328,936)     (2,962,235)     (2,617,455)     (2,989,680)     (2,139,405)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        (35,532,569)    (29,905,785)    (16,763,416)    (14,090,794)    (43,572,837)    (37,777,119)    (14,548,417)     (9,867,896)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------





             (9,715)        (39,972)         (6,121)        (14,637)         (7,951)        (45,150)         (4,511)        (20,663)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (7,183,569)     25,923,505      (6,205,291)      6,688,606     (26,174,284)     20,169,632      (3,297,307)     14,746,099


        212,205,648     186,282,143      91,417,922      84,729,316     288,148,385     267,978,753      90,615,143      75,869,044
       ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $205,022,079    $212,205,648    $ 85,212,631    $ 91,417,922    $261,974,101    $288,148,385    $ 87,317,836    $ 90,615,143
       ============    ============    ============    ============    ============    ============    ============    ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                    MFS(R) INVESTORS                       MFS(R) RESEARCH
                                                     TRUST SERIES--                           SERIES--
                                                      INITIAL CLASS                         INITIAL CLASS
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $   (22,782)       $    32,399        $   (66,525)       $     6,218
     Net realized gain (loss) on
       investments......................          67,184           (256,598)           590,610           (212,685)
     Realized gain distribution
       received.........................              --                 --                 --                 --
     Change in unrealized appreciation
       (depreciation)
       on investments...................         902,399          2,861,362          1,183,400          3,512,103
                                             -----------        -----------        -----------        -----------

       Net increase (decrease) in net
          assets resulting
          from operations...............         946,801          2,637,163          1,707,485          3,305,636
                                             -----------        -----------        -----------        -----------

  Contributions and (Withdrawals):
     Payments received from
       policyowners.....................          59,244             47,336             92,729            105,129
     Policyowners' surrenders...........      (1,603,295)        (1,749,938)        (1,736,176)        (1,750,761)
     Policyowners' annuity and death
       benefits.........................        (222,292)          (203,663)          (185,680)          (110,151)
     Net transfers from (to) Fixed
       Account..........................        (179,766)          (224,343)          (189,243)          (220,728)
     Transfers between Investment
       Divisions........................        (680,830)          (363,204)          (819,390)          (167,094)
                                             -----------        -----------        -----------        -----------


       Net contributions and
          (withdrawals).................      (2,626,939)        (2,493,812)        (2,837,760)        (2,143,605)
                                             -----------        -----------        -----------        -----------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................            (391)            (1,978)              (614)            (2,393)
                                             -----------        -----------        -----------        -----------

          Increase (decrease) in net
            assets......................      (1,680,529)           141,373         (1,130,889)         1,159,638

NET ASSETS:
     Beginning of year..................      12,563,457         12,422,084         14,445,112         13,285,474
                                             -----------        -----------        -----------        -----------


     End of year........................     $10,882,928        $12,563,457        $13,314,223        $14,445,112
                                             ===========        ===========        ===========        ===========







                                                                                            UIF EMERGING
                                                      T. ROWE PRICE                        MARKETS EQUITY
                                                      EQUITY INCOME                          PORTFOLIO--
                                                        PORTFOLIO                              CLASS I
                                           ----------------------------------    ----------------------------------
                                                 2010               2009               2010               2009
                                           ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $    369,001       $    465,232       $   (540,598)      $  (786,294)
     Net realized gain (loss) on
       investments......................       (2,757,300)        (4,975,453)        (6,559,380)       (6,885,115)
     Realized gain distribution
       received.........................               --                 --                 --                --
     Change in unrealized appreciation
       (depreciation)
       on investments...................       13,296,929         23,097,463         17,110,144        35,349,080
                                             ------------       ------------       ------------       -----------

       Net increase (decrease) in net
          assets resulting
          from operations...............       10,908,630         18,587,242         10,010,166        27,677,671
                                             ------------       ------------       ------------       -----------

  Contributions and (Withdrawals):
     Payments received from
       policyowners, net of reversals...          644,873            583,367            748,220         1,100,482
     Policyowners' surrenders...........      (12,651,399)        (8,988,406)        (7,394,962)       (4,711,711)
     Policyowners' annuity and death
       benefits.........................         (785,974)          (996,484)          (514,396)         (203,209)
     Net transfers from (to) Fixed
       Account..........................       (1,362,221)        (2,141,551)          (676,278)         (459,149)
     Transfers between Investment
       Divisions........................       (2,477,639)        (6,869,327)        (4,143,817)        5,589,137
                                             ------------       ------------       ------------       -----------


       Net contributions and
          (withdrawals).................      (16,632,360)       (18,412,401)       (11,981,233)        1,315,550
                                             ------------       ------------       ------------       -----------

     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the
       Separate Account.................           (6,598)           (11,291)            (2,153)          (27,910)
                                             ------------       ------------       ------------       -----------

          Increase (decrease) in net
            assets......................       (5,730,328)           163,550         (1,973,220)       28,965,311

NET ASSETS:
     Beginning of year..................       94,540,521         94,376,971         70,986,814        42,021,503
                                             ------------       ------------       ------------       -----------


     End of year........................     $ 88,810,193       $ 94,540,521       $ 69,013,594       $70,986,814
                                             ============       ============       ============       ===========





Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                             NEUBERGER BERMAN                     ROYCE                           ROYCE
             MFS(R) UTILITIES                  AMT MID-CAP                      MICRO-CAP                       SMALL-CAP
                 SERIES--                   GROWTH PORTFOLIO--                 PORTFOLIO--                     PORTFOLIO--
              INITIAL CLASS                      CLASS I                     INVESTMENT CLASS                INVESTMENT CLASS
     ------------------------------- ------------------------------- ------------------------------- -------------------------------
           2010            2009            2010            2009            2010            2009            2010            2009
------------------------------------------------------------------------------------------------------------------------------------



        $   47,364      $  107,052      $  (43,469)     $  (41,865)    $   355,889     $  (766,760)    $  (830,788)    $  (650,247)
          (409,282)       (450,865)        207,274          20,989      (4,994,960)     (8,181,283)     (1,673,029)     (4,417,861)
                --              --              --              --              --              --              --              --


           625,383       1,137,200         535,753         710,582      24,119,326      31,989,259      12,910,600      17,743,605
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


           263,465         793,387
                                           699,558         689,706      19,480,255      23,041,216      10,406,783      12,675,497
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------




            (1,515)         (2,040)
                                             2,746          (2,107)      6,912,343       4,596,154       5,488,431       4,706,241
          (490,050)       (375,108)       (478,817)       (429,191)     (5,160,563)     (2,504,041)     (4,632,754)     (2,580,850)
           (29,902)        (59,948)        (44,775)        (51,819)       (354,643)       (226,501)       (220,038)       (113,266)
          (182,730)       (105,610)        (86,255)        (83,587)      1,875,260       1,514,316       1,556,039         981,279
          (286,368)       (244,987)        (38,738)       (170,504)      2,350,160       2,507,503         722,696          92,887
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


          (990,565)       (787,693)
                                          (645,839)       (737,208)      5,622,557       5,887,431       2,914,374       3,086,291
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------





                72            (603)           (171)           (477)         (3,596)        (20,539)         (3,617)         (8,631)
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------

          (727,028)          5,091          53,548         (47,979)     25,099,216      28,908,108      13,317,540      15,753,157



         3,301,701       3,296,610
                                         2,981,047       3,029,026      67,735,704      38,827,596      53,838,866      38,085,709
        ----------      ----------      ----------      ----------     -----------     -----------     -----------     -----------


        $2,574,673      $3,301,701
                                        $3,034,595      $2,981,047     $92,834,920     $67,735,704     $67,156,406     $53,838,866
        ==========      ==========      ==========      ==========     ===========     ===========     ===========     ===========









              VAN ECK
             VIP GLOBAL
            HARD ASSETS
     -------------------------
         2010         2009
------------------------------


     $ (4,124,028)$ (3,588,474)
       (1,584,996) (11,415,970)
               --    1,348,502

       94,982,104  132,002,301
     ------------ ------------


       89,273,080  118,346,359
     ------------ ------------


       19,466,681   17,125,252
      (27,389,054) (17,463,171)
       (2,167,473)  (1,705,026)
        2,302,170    2,145,094
       (8,531,871)  17,045,081
     ------------ ------------


      (16,319,547)  17,147,230
     ------------ ------------



          (30,540)     (92,618)
     ------------ ------------

       72,922,993  135,400,971

      350,862,408  215,461,437
     ------------ ------------

     $423,785,401 $350,862,408
     ============ ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009






                                                                     MAINSTAY VP                         MAINSTAY VP
                                                                     BALANCED--                            BOND--
                                                                    SERVICE CLASS                       SERVICE CLASS
                                                          --------------------------------    --------------------------------
                                                               2010              2009              2010              2009
                                                          --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................     $  (277,969)      $ 1,099,625      $  2,767,407      $  3,824,263
     Net realized gain (loss) on investments...........        (900,812)       (3,956,305)        1,926,333           703,393
     Realized gain distribution received...............              --                --         2,339,212           497,520
     Change in unrealized appreciation (depreciation)
       on investments..................................      10,672,824        18,145,512         1,827,132         2,080,802
                                                            -----------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting
          from operations..............................       9,494,043        15,288,832         8,860,084         7,105,978
                                                            -----------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners...............       3,760,501         2,592,329        17,904,290        11,077,121
     Policyowners' surrenders..........................      (6,759,591)       (5,685,449)      (13,415,566)       (7,791,104)
     Policyowners' annuity and death benefits..........        (671,569)       (1,292,771)         (922,925)         (829,697)
     Net transfers from (to) Fixed Account.............         258,532          (999,638)        4,569,046         2,411,936
     Transfers between Investment Divisions............      (3,925,968)       (4,384,916)       22,499,677         5,133,373
                                                            -----------       -----------      ------------      ------------
       Net contributions and (withdrawals).............      (7,338,095)       (9,770,445)       30,634,522        10,001,629
                                                            -----------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................          (4,425)          (10,784)           (3,484)           (5,472)
                                                            -----------       -----------      ------------      ------------

          Increase (decrease) in net assets............       2,151,523         5,507,603        39,491,122        17,102,135

NET ASSETS:
     Beginning of year.................................      86,873,781        81,366,178       141,196,204       124,094,069
                                                            -----------       -----------      ------------      ------------

     End of year.......................................     $89,025,304       $86,873,781      $180,687,326      $141,196,204
                                                            ===========       ===========      ============      ============






                                                                                                        MAINSTAY VP
                                                                    MAINSTAY VP                           GROWTH
                                                                   GOVERNMENT--                        ALLOCATION--
                                                                   SERVICE CLASS                       SERVICE CLASS
                                                         --------------------------------    --------------------------------
                                                              2010              2009              2010              2009
                                                         --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................   $  1,952,642      $  2,053,330       $  (454,887)      $   467,243
     Net realized gain (loss) on investments...........      1,330,563         3,458,642        (3,255,153)       (4,426,551)
     Realized gain distribution received...............      1,986,383           112,405                --         1,410,501
     Change in unrealized appreciation (depreciation)
       on investments..................................     (1,411,159)       (6,118,420)       14,863,917        19,672,294
                                                          ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting
          from operations..............................      3,858,429          (494,043)       11,153,877        17,123,487
                                                          ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners...............     12,312,247        10,058,451         7,467,497         8,370,478
     Policyowners' surrenders..........................    (10,963,795)       (9,824,821)       (5,721,059)       (4,058,268)
     Policyowners' annuity and death benefits..........       (738,830)       (1,046,218)          (92,616)         (482,343)
     Net transfers from (to) Fixed Account.............      3,214,350           998,569         1,584,124         1,269,989
     Transfers between Investment Divisions............      9,438,821       (30,719,918)       (3,602,630)          132,307
                                                          ------------      ------------       -----------       -----------
Net contributions and (withdrawals)....................     13,262,793       (30,533,937)         (364,684)        5,232,163
                                                          ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................         (1,596)            1,509            (3,182)          (12,110)
                                                          ------------      ------------       -----------       -----------
          Increase (decrease) in net assets............     17,119,626       (31,026,471)       10,786,011        22,343,540
NET ASSETS:
     Beginning of year.................................    109,825,673       140,852,144        85,443,129        63,099,589
                                                          ------------      ------------       -----------       -----------
     End of year.......................................   $126,945,299      $109,825,673       $96,229,140       $85,443,129
                                                          ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III














               MAINSTAY VP                     MAINSTAY VP                                             MAINSTAY VP
                  COMMON                       CONSERVATIVE                    MAINSTAY VP               FLOATING
                 STOCK--                       ALLOCATION--                   CONVERTIBLE--               RATE--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------




       $   (58,441)    $    94,680     $  1,882,453    $  2,365,014    $  1,955,721    $    652,587    $  4,952,086
        (2,114,604)     (3,188,683)        (805,366)     (3,765,973)     (1,075,302)     (4,471,608)     (3,032,428)
                --              --               --       2,810,159              --              --              --

         6,366,408      10,142,645       18,790,558      26,147,251      22,884,604      44,227,878      11,293,897
       -----------     -----------     ------------    ------------    ------------    ------------    ------------



         4,193,363       7,048,642       19,867,645      27,556,451      23,765,023      40,408,857      13,213,555
       -----------     -----------     ------------    ------------    ------------    ------------    ------------




         1,347,979       1,508,345       20,174,852      15,869,624      13,653,415      11,964,671      18,496,174

        (2,170,083)     (1,929,450)     (16,394,895)     (9,502,490)    (10,397,476)     (5,648,934)    (20,221,723)
          (332,585)       (160,836)      (1,702,454)     (1,528,397)     (1,008,169)     (1,108,090)     (1,326,191)
           (65,365)        161,418        6,067,396       1,002,932       4,475,330       2,469,624       4,442,244

        (1,688,531)       (998,525)      24,481,608      14,135,236       2,784,666      11,469,427      10,245,100
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

        (2,908,585)     (1,419,048)      32,626,507      19,976,905       9,507,766      19,146,698      11,635,604
       -----------     -----------     ------------    ------------    ------------    ------------    ------------




            (1,617)         (4,026)          (6,610)        (22,466)         (8,394)        (33,402)         (7,940)
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

         1,283,161       5,625,568       52,487,542      47,510,890      33,264,395      59,522,153      24,841,219

        42,090,476      36,464,908      177,526,099     130,015,209     146,770,796      87,248,643     204,062,758
       -----------     -----------     ------------    ------------    ------------    ------------    ------------

       $43,373,637     $42,090,476     $230,013,641    $177,526,099    $180,035,191    $146,770,796    $228,903,977
       ===========     ===========     ============    ============    ============    ============    ============



       MAINSTAY VP
         FLOATING
          RATE--
      SERVICE CLASS
     ---------------
           2009
--------------------




       $  2,928,221
         (4,310,150)
                 --

         38,343,805
       ------------

         36,961,876
       ------------


         15,952,774

        (11,171,986)
         (1,224,145)
           (437,560)

         60,749,555
       ------------
         63,868,638
       ------------


            (36,654)
       ------------
        100,793,860

        103,268,898
       ------------
       $204,062,758
       ============







                                               MAINSTAY VP
                                                HIGH YIELD                     MAINSTAY VP             MAINSTAY VP
               MAINSTAY VP                      CORPORATE                      ICAP SELECT                INCOME
             GROWTH EQUITY--                      BOND--                         EQUITY--               BUILDER--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



       $  (407,254)    $  (377,292)    $ 27,671,476    $ 30,099,356    $ (2,201,987)   $     80,288    $   542,666
           259,871        (653,919)      (4,637,539)     (6,594,203)     (8,778,940)     (9,297,109)      (891,965)
                --              --               --              --              --              --             --

         3,461,534       9,351,213       40,860,713     123,221,977      51,584,112      44,464,523      4,938,668
       -----------     -----------     ------------    ------------    ------------    ------------    -----------

         3,314,151       8,320,002       63,894,650     146,727,130      40,603,185      35,247,702      4,589,369
       -----------     -----------     ------------    ------------    ------------    ------------    -----------

         1,509,043       1,187,049       66,366,284      54,190,605      14,236,168      10,901,199      2,031,672
        (1,991,729)     (1,625,434)     (42,746,416)    (26,052,233)    (17,064,256)     (7,621,129)    (2,287,462)
          (156,507)       (119,946)      (4,304,632)     (3,629,877)     (1,747,927)     (1,182,400)      (134,847)
           145,696         (74,136)      12,595,390       9,747,692       2,155,686         905,559        415,880
        (1,189,714)     (1,367,153)      12,211,829      82,444,744      (7,607,953)     92,482,093        868,325
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
        (1,683,211)     (1,999,620)      44,122,455     116,700,931     (10,028,282)     95,485,322        893,568
       -----------     -----------     ------------    ------------    ------------    ------------    -----------



              (328)         (6,819)         (25,918)       (142,043)        (16,151)        (23,794)        (1,304)
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
         1,630,612       6,313,563      107,991,187     263,286,018      30,558,752     130,709,230      5,481,633


        34,133,698      27,820,135      580,689,559     317,403,541     261,229,013     130,519,783     35,853,357
       -----------     -----------     ------------    ------------    ------------    ------------    -----------
       $35,764,310     $34,133,698     $688,680,746    $580,689,559    $291,787,765    $261,229,013    $41,334,990
       ===========     ===========     ============    ============    ============    ============    ===========





       MAINSTAY VP
          INCOME
        BUILDER--
      SERVICE CLASS
     ---------------
           2009
--------------------



       $   584,179
        (1,964,156)
                --
         7,618,325
       -----------

         6,238,348
       -----------

         1,648,483
        (1,913,301)
          (230,993)
           (21,274)
          (687,016)
       -----------
        (1,204,101)
       -----------

            (5,448)
       -----------
         5,028,799

        30,824,558
       -----------
       $35,853,357
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         INTERNATIONAL                         LARGE CAP
                                                                           EQUITY--                            GROWTH--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  2,360,811      $  7,330,637       $(1,073,067)      $  (792,762)
     Net realized gain (loss) on investments................      (4,089,734)       (5,369,752)          318,931        (1,393,161)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       6,264,204        19,734,308        10,333,377        18,831,244
                                                                ------------      ------------       -----------       -----------

       Net increase (decrease) in net assets resulting  from
          operations........................................       4,535,281        21,695,193         9,579,241        16,645,321
                                                                ------------      ------------       -----------       -----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................       9,746,195         8,886,850         7,081,067         7,202,400
     Policyowners' surrenders...............................      (8,442,437)       (6,890,700)       (4,261,741)       (2,528,158)
     Policyowners' annuity and death benefits...............        (747,652)         (850,001)         (335,088)         (623,501)
     Net transfers from (to) Fixed Account..................       2,091,250           635,507         1,853,793           901,377
     Transfers between Investment Divisions.................      (1,365,667)       (5,744,561)       (1,106,840)        2,668,090
                                                                ------------      ------------       -----------       -----------

       Net contributions and (withdrawals)..................       1,281,689        (3,962,905)        3,231,191         7,620,208
                                                                ------------      ------------       -----------       -----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (3,731)          (16,456)           (1,100)          (13,142)
                                                                ------------      ------------       -----------       -----------

          Increase (decrease) in net assets.................       5,813,239        17,715,832        12,809,332        24,252,387
NET ASSETS:
     Beginning of year......................................     153,962,409       136,246,577        66,419,737        42,167,350
                                                                ------------      ------------       -----------       -----------

     End of year............................................    $159,775,648      $153,962,409       $79,229,069       $66,419,737
                                                                ============      ============       ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                        MODERATE GROWTH                         S&P 500
                                                                         ALLOCATION--                           INDEX--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (194,430)     $  2,064,362      $     71,674      $  1,400,321
     Net realized gain (loss) on investments................      (3,358,739)       (9,135,498)         (257,153)       (4,495,341)
     Realized gain distribution received....................              --         3,833,246                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      30,706,967        44,015,122        19,493,145        34,298,524
                                                                ------------      ------------      ------------      ------------

       Net increase (decrease) in net assets resulting from
          operations........................................      27,153,798        40,777,232        19,307,666        31,203,504
                                                                ------------      ------------      ------------      ------------

  Contributions and (Withdrawals):
     Payments received from policyowners....................      26,172,220        20,248,102         6,122,281         6,507,791
     Policyowners' surrenders...............................     (12,721,873)      (10,626,668)      (10,148,415)       (7,640,117)
     Policyowners' annuity and death benefits...............      (1,513,492)         (945,465)         (795,128)         (842,400)
     Net transfers from (to) Fixed Account..................       8,933,588           920,682            42,366          (338,433)
     Transfers between Investment Divisions.................      (1,808,156)       (2,933,249)       (4,854,700)       (2,296,820)
                                                                ------------      ------------      ------------      ------------

       Net contributions and (withdrawals)..................      19,062,287         6,663,402        (9,633,596)       (4,609,979)
                                                                ------------      ------------      ------------      ------------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (8,186)          (31,081)           (7,107)          (21,021)
                                                                ------------      ------------      ------------      ------------

          Increase (decrease) in net assets.................      46,207,899        47,409,553         9,666,963        26,572,504
NET ASSETS:
     Beginning of year......................................     207,084,573       159,675,020       161,482,754       134,910,250
                                                                ------------      ------------      ------------      ------------

     End of year............................................    $253,292,472      $207,084,573      $171,149,717      $161,482,754
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 MODERATE
                  CORE--                         GROWTH--                        VALUE--               ALLOCATION--
              SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS           SERVICE CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



       $ (2,214,313)   $   (998,399)       $--         $ (1,052,651)       $--        $   1,908,152    $  1,191,614
        (10,639,525)     (7,616,557)        --          (31,262,686)        --          (49,923,668)     (5,735,651)
                 --              --         --            1,437,318         --                   --              --


         46,593,811      32,016,241         --           49,164,767         --           64,249,991      32,432,712
       ------------    ------------        ---         ------------        ---        -------------    ------------



         33,739,973      23,401,285         --           18,286,748         --           16,234,475      27,888,675
       ------------    ------------        ---         ------------        ---        -------------    ------------


          6,042,353       3,220,879         --            2,816,589         --            3,058,420      26,871,036
        (10,775,079)     (3,789,651)        --           (3,861,112)        --           (4,410,215)    (19,620,035)
           (743,528)       (467,535)        --             (609,168)        --             (543,823)     (2,211,679)
            367,287        (445,598)        --             (278,462)        --             (576,811)      3,957,230
         (6,878,235)     83,881,902         --          (88,080,103)        --         (101,836,536)     12,232,754
       ------------    ------------        ---         ------------        ---        -------------    ------------

        (11,987,202)     82,399,997         --          (90,012,256)        --         (104,308,965)     21,229,306
       ------------    ------------        ---         ------------        ---        -------------    ------------


            (13,360)        (14,792)        --              (12,537)        --               (8,959)         (9,882)
       ------------    ------------        ---         ------------        ---        -------------    ------------
         21,739,411     105,786,490         --          (71,738,045)        --          (88,083,449)     49,108,099

        165,894,994      60,108,504         --           71,738,045         --           88,083,449     259,924,635
       ------------    ------------        ---         ------------        ---        -------------    ------------

       $187,634,405    $165,894,994        $--         $         --        $--        $          --    $309,032,734
       ============    ============        ===         ============        ===        =============    ============


       MAINSTAY VP
         MODERATE
       ALLOCATION--
      SERVICE CLASS
     ---------------
           2009
--------------------


       $  2,658,606
         (5,249,291)
          4,779,659

         40,877,860
       ------------

         43,066,834
       ------------

         23,269,548
        (11,201,749)
         (1,445,549)
          2,746,329
         25,987,923
       ------------
         39,356,502
       ------------

            (33,229)
       ------------
         82,390,107

        177,534,528
       ------------
       $259,924,635
       ============




                                                                                                      COLUMBIA SMALL
               MAINSTAY VP                                                                           CAP VALUE FUND,
                SMALL CAP                      MAINSTAY VP                     ALGER SMALL               VARIABLE
                 GROWTH--                    U.S. SMALL CAP--                  CAP GROWTH--              SERIES--
              SERVICE CLASS                   SERVICE CLASS                   CLASS S SHARES             CLASS B
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2010            2009            2010            2009            2010            2009            2010
--------------------------------------------------------------------------------------------------------------------



           $--         $   (492,870)   $(1,102,298)    $  (423,378)    $  (562,768)    $  (485,034)    $  (184,830)
            --          (27,062,117)    (6,955,070)     (3,377,365)      1,059,329        (264,283)     (3,655,029)
            --                   --             --              --              --              --              --


            --           33,847,737     23,004,448      12,935,715       7,247,759      12,111,206      13,124,721
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --            6,292,750     14,947,080       9,134,972       7,744,320      11,361,889       9,284,862
           ---         ------------    -----------     -----------     -----------     -----------     -----------


            --            1,568,218      2,920,168       1,588,266         512,857         441,025       2,452,603
            --           (1,884,443)    (4,563,940)     (1,289,661)     (2,111,595)     (1,692,623)     (3,061,140)
            --             (189,459)      (206,918)       (140,631)       (208,977)       (189,064)       (283,991)
            --              (49,313)       171,859           6,372        (147,259)       (370,891)       (505,312)
            --          (40,895,873)    (2,190,767)     41,213,759      (2,695,545)     (1,675,966)      3,800,133
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --          (41,450,870)    (3,869,598)     41,378,105      (4,650,519)     (3,487,519)      2,402,293
           ---         ------------    -----------     -----------     -----------     -----------     -----------





            --               (3,158)        (3,894)         (6,250)         (3,060)         (8,058)         (2,868)
           ---         ------------    -----------     -----------     -----------     -----------     -----------

            --          (35,161,278)    11,073,588      50,506,827       3,090,741       7,866,312      11,684,287


            --           35,161,278     69,953,062      19,446,235      36,678,627      28,812,315      37,576,518
           ---         ------------    -----------     -----------     -----------     -----------     -----------

           $--         $         --    $81,026,650     $69,953,062     $39,769,368     $36,678,627     $49,260,805
           ===         ============    ===========     ===========     ===========     ===========     ===========


      COLUMBIA SMALL
     CAP VALUE FUND,
         VARIABLE
         SERIES--
         CLASS B
     ---------------
           2009
--------------------


       $  (192,959)
        (4,183,096)
            62,221

        11,362,599
       -----------

         7,048,765
       -----------

         1,713,915
        (2,067,899)
          (157,618)
            55,362
          (948,240)
       -----------
        (1,404,480)
       -----------


            (4,635)
       -----------
         5,639,650


        31,936,868
       -----------
       $37,576,518
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                          DREYFUS IP
                                                                          TECHNOLOGY                        FIDELITY(R) VIP
                                                                           GROWTH--                         CONTRAFUND(R)--
                                                                        SERVICE SHARES                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (577,041)      $  (336,426)     $ (1,389,623)     $   (782,361)
     Net realized gain (loss) on investments................       1,367,156          (412,196)      (11,240,930)      (13,216,463)
     Realized gain distribution received....................              --                --           122,821            64,772
     Change in unrealized appreciation (depreciation) on
       investments..........................................       8,890,225        11,494,786        50,946,994        80,733,063
                                                                 -----------       -----------      ------------      ------------

       Net increase (decrease) in net assets resulting from
          operations........................................       9,680,340        10,746,164        38,439,262        66,799,011
                                                                 -----------       -----------      ------------      ------------

  Contributions and (Withdrawals):

     Payments received from policyowners....................       3,078,032         2,589,547        14,623,581        14,299,982
     Policyowners' surrenders...............................      (2,337,271)       (1,379,527)      (15,709,083)      (10,513,351)
     Policyowners' annuity and death benefits...............        (188,014)         (306,277)       (2,843,733)       (1,238,086)

     Net transfers from (to) Fixed Account..................         683,312           308,255         2,202,099         2,399,396
     Transfers between Investment Divisions.................       1,855,167         5,996,715       (11,341,136)       (9,504,683)
                                                                 -----------       -----------      ------------      ------------


       Net contributions and (withdrawals)..................       3,091,226         7,208,713       (13,068,272)       (4,556,742)
                                                                 -----------       -----------      ------------      ------------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             647            (8,823)          (13,242)          (49,997)
                                                                 -----------       -----------      ------------      ------------

          Increase (decrease) in net assets.................      12,772,213        17,946,054        25,357,748        62,192,272
NET ASSETS:
     Beginning of year......................................      35,400,737        17,454,683       265,032,376       202,840,104
                                                                 -----------       -----------      ------------      ------------

     End of year............................................     $48,172,950       $35,400,737      $290,390,124      $265,032,376
                                                                 ===========       ===========      ============      ============







                                                                       MFS(R) INVESTORS                     MFS(R) RESEARCH
                                                                        TRUST SERIES--                         SERIES--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (38,469)       $  (12,900)       $  (63,038)       $  (25,584)
     Net realized gain (loss) on investments................        (50,914)         (211,493)          101,039          (178,654)
     Realized gain distribution received....................             --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        732,500         1,645,766           979,418         1,963,908
                                                                 ----------        ----------        ----------        ----------

       Net increase (decrease) in net assets resulting from
          operations........................................        643,117         1,421,373         1,017,419         1,759,670
                                                                 ----------        ----------        ----------        ----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................        276,005           474,135           199,223           465,145
     Policyowners' surrenders...............................       (348,918)         (258,626)         (408,167)         (447,445)
     Policyowners' annuity and death benefits...............        (11,770)          (16,656)          (50,198)          (43,447)
     Net transfers from (to) Fixed Account..................         31,528            83,734            24,143           (39,562)
     Transfers between Investment Divisions.................       (203,587)          (85,253)         (502,126)         (222,883)
                                                                 ----------        ----------        ----------        ----------

       Net contributions and (withdrawals)..................       (256,742)          197,334          (737,125)         (288,192)
                                                                 ----------        ----------        ----------        ----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           (239)           (1,109)             (382)           (1,358)
                                                                 ----------        ----------        ----------        ----------

          Increase (decrease) in net assets.................        386,136         1,617,598           279,912         1,470,120
NET ASSETS:
     Beginning of year......................................      7,243,027         5,625,429         8,037,193         6,567,073
                                                                 ----------        ----------        ----------        ----------

     End of year............................................     $7,629,163        $7,243,027        $8,317,105        $8,037,193
                                                                 ==========        ==========        ==========        ==========




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III













            FIDELITY(R) VIP
                EQUITY-                   FIDELITY(R) VIP             JANUS ASPEN BALANCED         JANUS ASPEN WORLDWIDE
                INCOME--                     MID CAP--                    PORTFOLIO--                   PORTFOLIO--
            SERVICE CLASS 2               SERVICE CLASS 2                SERVICE SHARES                SERVICE SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2010           2009           2010           2009           2010           2009           2010           2009
----------------------------------------------------------------------------------------------------------------------------



      $     41,906   $    548,565   $ (2,447,883)  $ (1,424,236)  $  1,443,067   $  1,379,021    $  (324,642)   $   (58,323)
        (7,485,076)   (11,419,721)    (4,151,514)    (9,857,642)     1,660,639        108,065         79,566       (711,340)
                --             --        576,866        717,685             --      4,084,293             --             --

        21,271,801     35,730,190     48,341,093     53,792,156      5,709,751     18,479,322      4,333,046      8,327,395
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------


        13,828,631     24,859,034     42,318,562     43,227,963      8,813,457     24,050,701      4,087,970      7,557,732
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------



         4,583,093      4,892,881     12,350,112      8,011,045     12,349,367      8,246,657      1,972,528      2,100,384
        (7,346,132)    (5,234,712)   (12,895,288)    (8,304,787)    (8,839,300)    (6,402,029)    (1,912,485)    (1,288,914)
        (1,455,846)      (525,858)      (907,848)    (1,007,252)      (795,023)      (872,352)      (178,078)      (102,559)
           321,143       (551,190)     2,080,045        684,420      3,629,651      1,263,688        463,435        364,014
        (6,147,518)    (3,019,796)     3,570,733     (5,065,811)     3,544,670       (161,366)      (477,449)       559,900
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

       (10,045,260)    (4,438,675)     4,197,754     (5,682,385)     9,889,365      2,074,598       (132,049)     1,632,825
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------






            (8,232)       (18,628)       (12,606)       (35,415)        (3,833)       (19,763)        (1,659)        (6,718)
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

         3,775,139     20,401,731     46,503,710     37,510,163     18,698,989     26,105,536      3,954,262      9,183,839


       113,697,397     93,295,666    158,612,167    121,102,004    129,506,689    103,401,153     30,344,324     21,160,485
      ------------   ------------   ------------   ------------   ------------   ------------    -----------    -----------

      $117,472,536   $113,697,397   $205,115,877   $158,612,167   $148,205,678   $129,506,689    $34,298,586    $30,344,324
      ============   ============   ============   ============   ============   ============    ===========    ===========






                                          NEUBERGER BERMAN         PIMCO REAL
            MFS(R) UTILITIES                AMT MID-CAP              RETURN             T. ROWE PRICE
                SERIES--                 GROWTH PORTFOLIO--        PORTFOLIO--          EQUITY INCOME
             SERVICE CLASS                    CLASS S             ADVISOR CLASS         PORTFOLIO--II
     ----------------------------- ----------------------------- -------------- -----------------------------
          2010           2009           2010           2009         2010 (A)         2010           2009
-------------------------------------------------------------------------------------------------------------




      $  5,468,213   $  9,545,905    $  (388,167)   $  (300,229)   $   (60,670)  $    139,881   $    235,481
        (5,181,795)   (13,491,430)      (634,109)    (2,020,037)       133,358     (4,192,927)    (9,032,712)
                --             --             --             --        333,129             --             --

        40,661,619     88,794,224      7,194,584      7,394,665       (424,433)    22,072,564     36,284,042
      ------------   ------------    -----------    -----------    -----------   ------------   ------------


        40,948,037     84,848,699      6,172,308      5,074,399        (18,616)    18,019,518     27,486,811
      ------------   ------------    -----------    -----------    -----------   ------------   ------------




        21,103,809     17,927,081      1,649,320      1,252,056      9,802,331      6,681,988      5,578,786
       (28,734,113)   (19,612,927)    (1,869,959)    (1,011,399)    (1,236,894)    (9,527,818)    (6,818,572)
        (2,766,229)    (2,361,397)      (158,896)       (52,888)       (34,350)    (1,293,680)      (830,860)
         2,110,553      1,128,239        127,811        164,241      2,095,980      1,402,427        168,294
        (9,442,266)   (12,675,247)     2,298,810     (2,142,013)    28,846,249     (2,724,655)    (6,546,227)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

       (17,728,246)   (15,594,251)     2,047,086     (1,790,003)    39,473,316     (5,461,738)    (8,448,579)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------





             6,784        (63,548)        (1,360)        (3,558)            --        (10,809)       (17,456)
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

        23,226,575     69,190,900      8,218,034      3,280,838     39,454,700     12,546,971     19,020,776


       368,936,247    299,745,347     22,692,906     19,412,068             --    143,915,444    124,894,668
      ------------   ------------    -----------    -----------    -----------   ------------   ------------

      $392,162,822   $368,936,247    $30,910,940    $22,692,906    $39,454,700   $156,462,415   $143,915,444
      ============   ============    ===========    ===========    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009




                                                                         UIF EMERGING                         VICTORY VIF
                                                                        MARKETS EQUITY                        DIVERSIFIED
                                                                          PORTFOLIO--                           STOCK--
                                                                           CLASS II                         CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2010              2009              2010              2009
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,217,011)     $ (1,420,442)      $  (154,378)      $  (127,106)
     Net realized gain (loss) on investments................     (10,375,610)      (11,185,230)       (1,880,498)       (2,343,935)
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      32,267,125        59,959,794         4,216,835         6,649,364
                                                                ------------      ------------       -----------       -----------

       Net increase (decrease) in net assets resulting from
          operations........................................      20,674,504        47,354,122         2,181,959         4,178,323
                                                                ------------      ------------       -----------       -----------

  Contributions and (Withdrawals):
     Payments received from policyowners....................      10,542,428         8,489,600           623,129         1,207,714
     Policyowners' surrenders...............................      (7,697,794)       (4,554,391)       (1,404,997)       (1,005,133)
     Policyowners' annuity and death benefits...............        (483,053)         (572,509)          (50,081)         (143,895)
     Net transfers from (to) Fixed Account..................       2,844,272         1,429,171          (116,403)          106,908
     Transfers between Investment Divisions.................      (3,291,914)        6,000,045          (554,231)         (777,964)
                                                                ------------      ------------       -----------       -----------

       Net contributions and (withdrawals)..................       1,913,939        10,791,916        (1,502,583)         (612,370)
                                                                ------------      ------------       -----------       -----------

     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (4,048)          (50,412)             (575)           (3,138)
                                                                ------------      ------------       -----------       -----------

          Increase (decrease) in net assets.................      22,584,395        58,095,626           678,801         3,562,815
NET ASSETS:
     Beginning of year......................................     125,198,876        67,103,250        20,762,751        17,199,936
                                                                ------------      ------------       -----------       -----------

     End of year............................................    $147,783,271      $125,198,876       $21,441,552       $20,762,751
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV, and Series VI policies were discontinued.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger Portfolios, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The MainStay VP Cash Management, Calvert VP SRI Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck VIP Global Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2, PIMCO Real Return Portfolio--Advisor Class and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP S&P 500 Index--Initial Class

MainStay VP U.S. Small Cap--Initial Class
Alger Small Cap Growth--Class I-2 Shares(1)
Calvert VP SRI Balanced Portfolio(2)
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

T. Rowe Price Equity Income Portfolio
UIF Emerging Markets Equity Portfolio--Class I(3)
Van Eck VIP Global Hard Assets(4)
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class
MainStay VP Income Builder--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP U.S. Small Cap--Service Class
Alger Small Cap Growth--Class S Shares(5)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Balanced Portfolio--Service Shares
Janus Aspen Worldwide Portfolio--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
PIMCO Real Return Portfolio--Advisor Class
T. Rowe Price Equity Income Portfolio--II
UIF Emerging Markets Equity Portfolio--Class II(6)
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For Series I policies known as New York Life Flexible Premium Variable Annuity and all Series VII, VIII and IX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series I, III, IV, V, VI, VII, VIII and IX policies, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life (formerly MainStay), Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, VI, VII, VIII and IX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

          Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

--------------------------------------------------------------------------------

          Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) New allocations to Alger Small Cap Growth--Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(2) Formerly CVS Calvert Social Balanced.

(3) Formerly Van Kampen's UIF Emerging Markets Equity--Class I.

(4) Formerly Van Eck Worldwide Hard Assets.

(5) New allocations to Alger Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(6) Formerly Van Kampen's UIF Emerging Markets Equity--Class II.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of the Separate Account are as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......          8,534            234,565            6,609             9,867

Identified cost........       $118,186          $ 234,577         $118,431           $99,567







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       ALGER SMALL
                               MID CAP           S&P 500         U.S. SMALL       CAP GROWTH--
                               CORE--            INDEX--            CAP--           CLASS I-2
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
                           --------------------------------------------------------------------


Number of shares.......          6,619             8,703             3,999             1,206

Identified cost........        $63,364          $203,105           $27,746           $24,278



Investment activity for the year ended December 31, 2010 was as follows:






                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                               BOND--             CASH         COMMON STOCK--     CONVERTIBLE--
                            INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............        $16,511          $144,465           $ 1,917           $ 6,242

Proceeds from sales....         25,954           219,301            21,164            22,247







                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       ALGER SMALL
                               MID CAP           S&P 500         U.S. SMALL       CAP GROWTH--
                               CORE--            INDEX--            CAP--           CLASS I-2
                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
                           --------------------------------------------------------------------


Purchases..............        $ 2,789           $ 4,886           $ 2,239           $  279

Proceeds from sales....         18,953            42,970            10,384            8,164



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


            8,095             4,855            40,804            17,060             6,068             4,581             3,267

          $91,698          $109,184          $371,402          $212,064           $89,274           $68,900           $38,566






                                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN         MFS(R)
          CALVERT         DREYFUS IP            VIP               VIP            BALANCED          WORLDWIDE         INVESTORS
          VP SRI          TECHNOLOGY          CONTRA-           EQUITY-         PORTFOLIO--       PORTFOLIO--          TRUST
         BALANCED          GROWTH--          FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
         PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


           15,939             1,460             8,590             4,482             9,259             2,899              543

          $28,607           $13,890          $227,866          $103,658          $222,817           $87,155           $9,667







                                            MAINSTAY VP
                          MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL       LARGE CAP
       GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $18,544           $ 1,205           $58,350           $ 3,233           $ 3,341           $ 3,704           $ 2,070

           31,074            20,064            95,789            43,198            15,579            13,696            10,195






                                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN       JANUS ASPEN         MFS(R)
          CALVERT         DREYFUS IP            VIP               VIP            BALANCED          WORLDWIDE         INVESTORS
          VP SRI          TECHNOLOGY          CONTRA-           EQUITY-         PORTFOLIO--       PORTFOLIO--          TRUST
         BALANCED          GROWTH--          FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
         PORTFOLIO      INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------------------


          $3,101            $4,432            $ 3,499           $ 2,421           $11,073           $ 1,226           $  227

           4,487             5,514             39,728            19,093            51,613            16,576            2,907

--------------------------------------------------------------------------------






                                                                 NEUBERGER
                                                                  BERMAN             ROYCE
                              MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS
                          --------------------------------------------------------------------


Number of shares.......           700              102               111              7,620

Identified cost........       $10,047           $2,707            $2,335            $74,516































                                                                 NEUBERGER
                                                                  BERMAN             ROYCE
                              MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP
                             RESEARCH          UTILITIES          GROWTH          PORTFOLIO--
                             SERIES--          SERIES--         PORTFOLIO--       INVESTMENT
                           INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS
                          --------------------------------------------------------------------


Purchases..............       $  320            $  162             $122             $17,541

Proceeds from sales....        3,238             1,110              815              11,705






Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




           ROYCE                               UIF EMERGING
         SMALL-CAP         T. ROWE PRICE          MARKETS
        PORTFOLIO--           EQUITY              EQUITY              VAN ECK
        INVESTMENT            INCOME            PORTFOLIO--         VIP GLOBAL
           CLASS             PORTFOLIO            CLASS I           HARD ASSETS
--------------------------------------------------------------------------------


            6,432               4,461               4,488              11,250

          $56,429             $97,832             $65,280            $349,513


































           ROYCE                               UIF EMERGING
         SMALL-CAP         T. ROWE PRICE          MARKETS
        PORTFOLIO--           EQUITY              EQUITY              VAN ECK
        INVESTMENT            INCOME            PORTFOLIO--         VIP GLOBAL
           CLASS             PORTFOLIO            CLASS I           HARD ASSETS
--------------------------------------------------------------------------------


          $12,793             $ 3,039             $ 5,453             $43,289

           10,710              19,418              18,071              64,384

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------



Number of shares............         8,216            12,436             2,718            20,399

Identified cost.............       $88,150          $176,058           $51,346          $211,881







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         2,914            12,565             5,373            15,940

Identified cost.............       $43,651          $188,462           $67,066          $161,482










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         COMMON         CONSERVATIVE
                                 BALANCED--          BOND--            STOCK--        ALLOCATION--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 8,027           $62,525           $2,387            $61,320

Proceeds from sales.........        15,622            25,949            5,413             27,057







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                   INCOME         INTERNATIONAL       LARGE CAP          MID CAP
                                  BUILDER--         EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $5,463            $20,229           $13,264           $10,653

Proceeds from sales.........        4,150             16,671            11,004            25,051



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


            15,148             24,622            11,078             9,823             1,455             72,250             23,472

          $157,838           $218,769          $127,487           $96,224           $31,909           $660,526           $276,457





                                                                                                      COLUMBIA
                            MAINSTAY VP                                              ALGER            SMALL CAP
         MAINSTAY VP         MODERATE         MAINSTAY VP       MAINSTAY VP        SMALL CAP         VALUE FUND,        DREYFUS IP
          MODERATE            GROWTH            S&P 500         U.S. SMALL         GROWTH--           VARIABLE          TECHNOLOGY
        ALLOCATION--       ALLOCATION--         INDEX--            CAP--            CLASS S           SERIES--           GROWTH--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SHARES             CLASS B        SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------


            28,454             24,375             6,748             8,936             1,269              2,816              3,796
          $288,330           $247,779          $164,519           $62,176           $32,873            $44,348            $34,916








                                                                                                     MAINSTAY VP
                            MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        HIGH YIELD         MAINSTAY VP
         MAINSTAY VP         FLOATING         MAINSTAY VP         GROWTH            GROWTH            CORPORATE         ICAP SELECT
        CONVERTIBLE--         RATE--         GOVERNMENT--      ALLOCATION--        EQUITY--            BOND--            EQUITY--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------


           $30,147            $55,663           $49,680           $12,090           $1,961            $137,007            $17,317
            19,090             39,331            32,540            13,025            4,233              66,031             29,995





                                                                                                      COLUMBIA
                            MAINSTAY VP                                              ALGER            SMALL CAP
         MAINSTAY VP         MODERATE         MAINSTAY VP       MAINSTAY VP        SMALL CAP         VALUE FUND,        DREYFUS IP
          MODERATE            GROWTH            S&P 500         U.S. SMALL         GROWTH--           VARIABLE          TECHNOLOGY
        ALLOCATION--       ALLOCATION--         INDEX--            CAP--            CLASS S           SERIES--           GROWTH--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SHARES             CLASS B        SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------


           $73,534            $43,046           $ 9,805           $ 6,802           $  570             $12,689            $10,560

            51,302             24,458            19,611            11,948            5,858              10,589              8,088

--------------------------------------------------------------------------------






                                 FIDELITY(R)          FIDELITY(R)
                                     VIP                  VIP           FIDELITY(R)
                                   CONTRA-              EQUITY-             VIP          JANUS ASPEN
                                  FUND(R)--            INCOME--          MID CAP--        BALANCED
                                SERVICE CLASS        SERVICE CLASS     SERVICE CLASS     PORTFOLIO--
                                      2                    2                 2         SERVICE SHARES
                               ----------------------------------------------------------------------


Number of shares............        12,365                6,264             6,382            5,036

Identified cost.............      $330,168             $138,765          $186,828         $137,019

                                UIF EMERGING          VICTORY VIF
                               MARKETS EQUITY         DIVERSIFIED
                                 PORTFOLIO--            STOCK--
                                  CLASS II          CLASS A SHARES
                               ----------------------------------------------------------------------


Number of shares............         9,628                2,192

Identified cost.............      $138,869             $ 21,991











                                 FIDELITY(R)       FIDELITY(R)
                                     VIP               VIP           FIDELITY(R)
                                   CONTRA-           EQUITY-             VIP          JANUS ASPEN
                                  FUND(R)--         INCOME--          MID CAP--        BALANCED
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     PORTFOLIO--
                                      2                 2                 2         SERVICE SHARES
                               -------------------------------------------------------------------


Purchases...................       $20,004           $ 7,803           $25,322          $25,914

Proceeds from sales.........        34,434            17,972            23,185           14,755

                                UIF EMERGING       VICTORY VIF
                               MARKETS EQUITY      DIVERSIFIED
                                 PORTFOLIO--         STOCK--
                                  CLASS II       CLASS A SHARES
                               -------------------------------------------------------------------


Purchases...................       $22,372           $ 3,096

Proceeds from sales.........        22,024             4,789



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                 NEUBERGER
                            MFS(R)                                                BERMAN             PIMCO
        JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP       REAL RETURN
         WORLDWIDE           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--      T. ROWE PRICE
        PORTFOLIO--        SERIES--          SERIES--          SERIES--         PORTFOLIO--         ADVISOR        EQUITY INCOME
      SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS         PORTFOLIO--II
--------------------------------------------------------------------------------------------------------------------------------


            1,151              382               439             15,725             1,151             2,997             7,865

          $32,282           $7,304            $7,458           $423,330           $27,416           $39,803          $170,241






























                                                                                 NEUBERGER
                            MFS(R)                                                BERMAN             PIMCO
        JANUS ASPEN        INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP       REAL RETURN
         WORLDWIDE           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--      T. ROWE PRICE
        PORTFOLIO--        SERIES--          SERIES--          SERIES--         PORTFOLIO--         ADVISOR        EQUITY INCOME
      SERVICE SHARES     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        CLASS S            CLASS         PORTFOLIO--II
--------------------------------------------------------------------------------------------------------------------------------


          $4,423            $  771            $  657            $36,666           $7,190            $43,893           $12,862

           4,910             1,076             1,467             49,248            5,546              4,224            18,438

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VII, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:




                                                                                                   MAINSTAY VP
                                   MAINSTAY VP                     MAINSTAY VP                        COMMON
                                      BOND--                           CASH                          STOCK--
                                  INITIAL CLASS                     MANAGEMENT                    INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       310             226           22,928           8,683              7              37
Units Redeemed...........      (577)           (730)         (40,984)        (54,845)          (701)           (679)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (267)           (504)         (18,056)        (46,162)          (694)           (642)
                               ====            ====          =======         =======           ====            ====



SERIES II POLICIES
Units Issued.............         3               1            8,050           5,524             --              13
Units Redeemed...........        (9)             (7)         (11,573)        (18,330)           (28)            (10)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        (6)             (6)          (3,523)        (12,806)           (28)              3
                               ====            ====          =======         =======           ====            ====



SERIES III POLICIES
Units Issued.............       269               5           44,957           3,768             14               5
Units Redeemed...........      (657)           (376)         (64,201)        (59,372)          (452)           (337)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (388)           (371)         (19,244)        (55,604)          (438)           (332)
                               ====            ====          =======         =======           ====            ====



SERIES IV POLICIES
Units Issued.............        76              23           21,643           9,356              7               2
Units Redeemed...........      (186)           (103)         (40,736)        (49,492)           (89)            (71)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........      (110)            (80)         (19,093)        (40,136)           (82)            (69)
                               ====            ====          =======         =======           ====            ====



SERIES V POLICIES
Units Issued.............         6              --            2,450           1,997             --               1
Units Redeemed...........        (3)             (7)          (2,638)         (8,137)            (1)             (3)
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........         3              (7)            (188)         (6,140)            (1)             (2)
                               ====            ====          =======         =======           ====            ====



SERIES VI POLICIES
Units Issued.............        --              --           15,725           2,328             --              --
Units Redeemed...........        --              --          (23,985)        (28,092)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --           (8,260)        (25,764)            --              --
                               ====            ====          =======         =======           ====            ====



SERIES VII POLICIES
Units Issued.............        --              --              597             234             --              --
Units Redeemed...........        --              --             (504)            (77)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --               93             157             --              --
                               ====            ====          =======         =======           ====            ====



SERIES VIII POLICIES
Units Issued.............        --              --              520             144             --              --
Units Redeemed...........        --              --             (277)            (74)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --              243              70             --              --
                               ====            ====          =======         =======           ====            ====



SERIES IX POLICIES
Units Issued.............        --              --              577              62             --              --
Units Redeemed...........        --              --             (191)            (23)            --              --
                               ----            ----          -------         -------           ----            ----
  Net Increase
     (Decrease)..........        --              --              386              39             --              --
                               ====            ====          =======         =======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                          MAINSTAY VP
                                                                                          HIGH YIELD
            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP                CORPORATE
           CONVERTIBLE--             GOVERNMENT--             GROWTH EQUITY--               BOND--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           81          140          344            67          22           87           336        1,015
         (587)        (576)        (824)       (1,148)       (983)        (997)       (1,626)      (1,590)
         ----         ----         ----        ------        ----         ----        ------       ------
         (506)        (436)        (480)       (1,081)       (961)        (910)       (1,290)        (575)
         ====         ====         ====        ======        ====         ====        ======       ======




           12            1            3             5           1           --           200            2
          (16)          (9)          (3)           (4)         (1)          (7)         (213)         (15)
         ----         ----         ----        ------        ----         ----        ------       ------
           (4)          (8)          --             1          --           (7)          (13)         (13)
         ====         ====         ====        ======        ====         ====        ======       ======




          104          196          394             7          42           --         1,116          734
         (518)        (365)        (722)         (632)       (300)        (285)       (1,782)        (612)
         ----         ----         ----        ------        ----         ----        ------       ------
         (414)        (169)        (328)         (625)       (258)        (285)         (666)         122
         ====         ====         ====        ======        ====         ====        ======       ======




           16            1          147             7          11            3           238          227
         (110)        (117)        (268)         (172)       (100)         (58)         (547)        (193)
         ----         ----         ----        ------        ----         ----        ------       ------
          (94)        (116)        (121)         (165)        (89)         (55)         (309)          34
         ====         ====         ====        ======        ====         ====        ======       ======




           --            2            4            --          --           --             3            2
           (4)         (19)          (6)           (4)         --           --            (1)          (1)
         ----         ----         ----        ------        ----         ----        ------       ------
           (4)         (17)          (2)           (4)         --           --             2            1
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======




           --           --           --            --          --           --            --           --
           --           --           --            --          --           --            --           --
         ----         ----         ----        ------        ----         ----        ------       ------
           --           --           --            --          --           --            --           --
         ====         ====         ====        ======        ====         ====        ======       ======


--------------------------------------------------------------------------------







                                   MAINSTAY VP                                                     MAINSTAY VP
                                   ICAP SELECT                     MAINSTAY VP                    INTERNATIONAL
                                     EQUITY--                    INCOME BUILDER--                    EQUITY--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         50           2,945             25              32              52              23
Units Redeemed...........     (2,116)         (1,495)          (592)           (749)           (357)           (470)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........     (2,066)          1,450           (567)           (717)           (305)           (447)
                              ======          ======           ====            ====            ====            ====



SERIES II POLICIES
Units Issued.............          3              38             --               1               7              --
Units Redeemed...........        (37)            (10)           (10)             (9)            (14)             (2)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........        (34)             28            (10)             (8)             (7)             (2)
                              ======          ======           ====            ====            ====            ====



SERIES III POLICIES
Units Issued.............         51           1,501             34               2              38               1
Units Redeemed...........     (1,010)           (569)          (239)           (244)           (279)           (287)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (959)            932           (205)           (242)           (241)           (286)
                              ======          ======           ====            ====            ====            ====



SERIES IV POLICIES
Units Issued.............         46             623              3               2              22               7
Units Redeemed...........       (343)           (112)           (61)            (44)            (94)            (48)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (297)            511            (58)            (42)            (72)            (41)
                              ======          ======           ====            ====            ====            ====



SERIES V POLICIES
Units Issued.............          1               5             --              --              --              --
Units Redeemed...........         (2)             (4)            --              --              --              (2)
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         (1)              1             --              --              --              (2)
                              ======          ======           ====            ====            ====            ====



SERIES VI POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES VII POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES VIII POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====



SERIES IX POLICIES
Units Issued.............         --              --             --              --              --              --
Units Redeemed...........         --              --             --              --              --              --
                              ------          ------           ----            ----            ----            ----
  Net Increase
     (Decrease)..........         --              --             --              --              --              --
                              ======          ======           ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
             LARGE CAP                  MID CAP                   MID CAP                   MID CAP
             GROWTH--                   CORE--                   GROWTH--                   VALUE--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           94          145           92        2,010          --             29         --             41
         (491)        (389)        (732)        (262)         --         (2,823)        --         (3,785)
         ----         ----         ----        -----          --         ------         --         ------
         (397)        (244)        (640)       1,748          --         (2,794)        --         (3,744)
         ====         ====         ====        =====          ==         ======         ==         ======




           18           13            3            2          --             --         --             --
          (16)          (9)          (3)          (2)         --            (11)        --            (28)
         ----         ----         ----        -----          --         ------         --         ------
            2            4           --           --          --            (11)        --            (28)
         ====         ====         ====        =====          ==         ======         ==         ======





           73          128           64          794          --             --         --             --
         (437)        (220)        (357)        (104)         --         (1,143)        --         (1,878)
         ----         ----         ----        -----          --         ------         --         ------
         (364)         (92)        (293)         690          --         (1,143)        --         (1,878)
         ====         ====         ====        =====          ==         ======         ==         ======




           33            2           22          354          --              1         --              2
          (42)         (48)        (161)         (32)         --           (463)        --           (808)
         ----         ----         ----        -----          --         ------         --         ------
           (9)         (46)        (139)         322          --           (462)        --           (806)
         ====         ====         ====        =====          ==         ======         ==         ======




           --            1           --            2          --             --         --             --
           --          (14)          --           (1)         --             (2)        --             (9)
         ----         ----         ----        -----          --         ------         --         ------
           --          (13)          --            1          --             (2)        --             (9)
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======




           --           --           --           --          --             --         --             --
           --           --           --           --          --             --         --             --
         ----         ----         ----        -----          --         ------         --         ------
           --           --           --           --          --             --         --             --
         ====         ====         ====        =====          ==         ======         ==         ======


--------------------------------------------------------------------------------








                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                     S&P 500                        SMALL CAP                       U.S. SMALL
                                     INDEX--                         GROWTH--                         CAP--
                                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............         16              94            --                22            125           1,245
Units Redeemed...........     (1,403)         (1,391)           --            (1,766)          (486)           (122)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........     (1,387)         (1,297)           --            (1,744)          (361)          1,123
                              ======          ======            ==            ======           ====           =====



SERIES II POLICIES
Units Issued.............          3              --            --                --              4              13
Units Redeemed...........        (14)            (20)           --                (9)           (12)             (2)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........        (11)            (20)           --                (9)            (8)             11
                              ======          ======            ==            ======           ====           =====



SERIES III POLICIES
Units Issued.............         87               1            --                --             82             604
Units Redeemed...........       (857)           (788)           --              (856)          (290)            (48)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........       (770)           (787)           --              (856)          (208)            556
                              ======          ======            ==            ======           ====           =====



SERIES IV POLICIES
Units Issued.............         13               4            --                 1              5             261
Units Redeemed...........       (196)           (144)           --              (459)          (116)            (12)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........       (183)           (140)           --              (458)          (111)            249
                              ======          ======            ==            ======           ====           =====



SERIES V POLICIES
Units Issued.............         --              --            --                --             --               1
Units Redeemed...........         (3)             (2)           --                (4)            --              (7)
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         (3)             (2)           --                (4)            --              (6)
                              ======          ======            ==            ======           ====           =====



SERIES VI POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES VII POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES VIII POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====



SERIES IX POLICIES
Units Issued.............         --              --            --                --             --              --
Units Redeemed...........         --              --            --                --             --              --
                              ------          ------            --            ------           ----           -----
  Net Increase
     (Decrease)..........         --              --            --                --             --              --
                              ======          ======            ==            ======           ====           =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                DREYFUS IP                FIDELITY(R)
            ALGER SMALL               CALVERT VP                TECHNOLOGY                    VIP
           CAP GROWTH--              SRI BALANCED                GROWTH--               CONTRAFUND(R)--
         CLASS I-2 SHARES              PORTFOLIO              INITIAL SHARES             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


           14           21           40           40          213          304            19           86
         (443)        (485)        (110)        (123)        (320)        (118)       (1,084)      (1,222)
         ----         ----         ----         ----         ----         ----        ------       ------
         (429)        (464)         (70)         (83)        (107)         186        (1,065)      (1,136)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            1            3            3           --             5           --
           (8)          (6)          (3)          (5)          (1)          (9)          (12)         (25)
         ----         ----         ----         ----         ----         ----        ------       ------
           (8)          (6)          (2)          (2)           2           (9)           (7)         (25)
         ====         ====         ====         ====         ====         ====        ======       ======




           12           --           20           10          185          154            41            9
         (195)        (203)        (146)        (149)        (199)         (57)         (629)        (592)
         ----         ----         ----         ----         ----         ----        ------       ------
         (183)        (203)        (126)        (139)         (14)          97          (588)        (583)
         ====         ====         ====         ====         ====         ====        ======       ======




            1           --           24            9           22           19            14            5
          (28)         (30)         (51)         (28)         (33)          (9)         (211)        (231)
         ----         ----         ----         ----         ----         ----        ------       ------
          (27)         (30)         (27)         (19)         (11)          10          (197)        (226)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            1            2            1            1             1            1
           --           (1)          (3)          (1)          --           --            (7)          (2)
         ----         ----         ----         ----         ----         ----        ------       ------
           --           (1)          (2)           1            1            1            (6)          (1)
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           21            4           --           --            --           --
           --           --          (19)         (37)          --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --            2          (33)          --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --            4           --           --           --            --           --
           --           --           --           --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --            4           --           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           72            3           --           --            --           --
           --           --           (9)          --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --           63            3           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======




           --           --           59            2           --           --            --           --
           --           --           (2)          --           --           --            --           --
         ----         ----         ----         ----         ----         ----        ------       ------
           --           --           57            2           --           --            --           --
         ====         ====         ====         ====         ====         ====        ======       ======


--------------------------------------------------------------------------------







                                   FIDELITY(R)                     JANUS ASPEN                     JANUS ASPEN
                                       VIP                           BALANCED                       WORLDWIDE
                                     EQUITY-                       PORTFOLIO--                     PORTFOLIO--
                                     INCOME--                     INSTITUTIONAL                   INSTITUTIONAL
                                  INITIAL CLASS                       SHARES                          SHARES
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............        35              44               22              82             32              67
Units Redeemed...........      (708)           (793)          (1,262)         (1,390)          (793)           (781)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........      (673)           (749)          (1,240)         (1,308)          (761)           (714)
                               ====            ====           ======          ======           ====            ====


SERIES II POLICIES
Units Issued.............        --              --                9               3              1               1
Units Redeemed...........        (8)            (12)             (18)            (14)            (9)            (11)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        (8)            (12)              (9)            (11)            (8)            (10)
                               ====            ====           ======          ======           ====            ====


SERIES III POLICIES
Units Issued.............        44               2               91               2             33              --
Units Redeemed...........      (510)           (418)            (805)           (641)          (408)           (240)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........      (466)           (416)            (714)           (639)          (375)           (240)
                               ====            ====           ======          ======           ====            ====


SERIES IV POLICIES
Units Issued.............         6               4              135              96             10               1
Units Redeemed...........       (91)           (106)            (173)           (145)           (81)            (41)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........       (85)           (102)             (38)            (49)           (71)            (40)
                               ====            ====           ======          ======           ====            ====


SERIES V POLICIES
Units Issued.............         1              --               --               1             --              --
Units Redeemed...........        (2)             (5)              (4)             (3)            (1)             (2)
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        (1)             (5)              (4)             (2)            (1)             (2)
                               ====            ====           ======          ======           ====            ====


SERIES VI POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====


SERIES VII POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====


SERIES VIII POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====


SERIES IX POLICIES
Units Issued.............        --              --               --              --             --              --
Units Redeemed...........        --              --               --              --             --              --
                               ----            ----           ------          ------           ----            ----
  Net Increase
     (Decrease)..........        --              --               --              --             --              --
                               ====            ====           ======          ======           ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                                           NEUBERGER
              MFS(R)                                                                        BERMAN
             INVESTORS                  MFS(R)                    MFS(R)                  AMT MID-CAP
               TRUST                   RESEARCH                  UTILITIES                  GROWTH
             SERIES--                  SERIES--                  SERIES--                 PORTFOLIO--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS                CLASS I
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


            6            5            7           12           2           --            6           --
         (168)        (158)        (174)        (201)        (15)         (18)         (19)         (42)
         ----         ----         ----         ----         ---          ---          ---          ---
         (162)        (153)        (167)        (189)        (13)         (18)         (13)         (42)
         ====         ====         ====         ====         ===          ===          ===          ===



            1           --           --           --          --           --           --           --
           (1)          (5)          --           (1)         --           (2)          --           (1)
         ----         ----         ----         ----         ---          ---          ---          ---
           --           (5)          --           (1)         --           (2)          --           (1)
         ====         ====         ====         ====         ===          ===          ===          ===



            5           --           19           12           3           --            6           --
         (108)        (136)        (131)         (87)        (49)         (37)         (40)         (31)
         ----         ----         ----         ----         ---          ---          ---          ---
         (103)        (136)        (112)         (75)        (46)         (37)         (34)         (31)
         ====         ====         ====         ====         ===          ===          ===          ===



            1            3           --            1          --           --            1            2
          (14)         (21)         (20)         (11)         (1)          (2)          (5)          (9)
         ----         ----         ----         ----         ---          ---          ---          ---
          (13)         (18)         (20)         (10)         (1)          (2)          (4)          (7)
         ====         ====         ====         ====         ===          ===          ===          ===



           --           --            1           --          --           --           --           --
           --           (3)          --           --          --           --           --           (1)
         ----         ----         ----         ----         ---          ---          ---          ---
           --           (3)           1           --          --           --           --           (1)
         ====         ====         ====         ====         ===          ===          ===          ===



           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===



           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===



           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===



           --           --           --           --          --           --           --           --
           --           --           --           --          --           --           --           --
         ----         ----         ----         ----         ---          ---          ---          ---
           --           --           --           --          --           --           --           --
         ====         ====         ====         ====         ===          ===          ===          ===


--------------------------------------------------------------------------------






                                      ROYCE                           ROYCE
                                    MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE
                                   PORTFOLIO--                     PORTFOLIO--                        EQUITY
                                    INVESTMENT                      INVESTMENT                        INCOME
                                      CLASS                           CLASS                         PORTFOLIO
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------


SERIES I POLICIES
Units Issued.............       345             271             274             184              59              52
Units Redeemed...........      (179)           (110)           (196)           (126)           (743)           (998)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       166             161              78              58            (684)           (946)
                               ====            ====            ====            ====            ====            ====


SERIES II POLICIES
Units Issued.............        24              31              30              24               4              --
Units Redeemed...........       (36)            (19)            (42)            (34)            (11)            (24)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (12)             12             (12)            (10)             (7)            (24)
                               ====            ====            ====            ====            ====            ====


SERIES III POLICIES
Units Issued.............       193             249             196              63              45              --
Units Redeemed...........      (208)            (57)           (189)           (153)           (477)           (521)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (15)            192               7             (90)           (432)           (521)
                               ====            ====            ====            ====            ====            ====


SERIES IV POLICIES
Units Issued.............       157             188             108             270              10               3
Units Redeemed...........      (168)           (226)           (194)            (65)           (166)           (273)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (11)            (38)            (86)            205            (156)           (270)
                               ====            ====            ====            ====            ====            ====


SERIES V POLICIES
Units Issued.............        21              16               9              24              --               1
Units Redeemed...........       (44)             (5)            (20)             (4)             (1)             (3)
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (23)             11             (11)             20              (1)             (2)
                               ====            ====            ====            ====            ====            ====


SERIES VI POLICIES
Units Issued.............       152             196             169              69              --              --
Units Redeemed...........      (171)            (37)           (179)            (55)             --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (19)            159             (10)             14              --              --
                               ====            ====            ====            ====            ====            ====


SERIES VII POLICIES
Units Issued.............        46               9              75               7              --              --
Units Redeemed...........       (10)             --              (5)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........        36               9              70               7              --              --
                               ====            ====            ====            ====            ====            ====


SERIES VIII POLICIES
Units Issued.............       146              47             109              53              --              --
Units Redeemed...........       (12)             --             (13)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       134              47              96              53              --              --
                               ====            ====            ====            ====            ====            ====


SERIES IX POLICIES
Units Issued.............       136              33             122              21              --              --
Units Redeemed...........        (5)             (1)             (5)             --              --              --
                               ----            ----            ----            ----            ----            ----
  Net Increase
     (Decrease)..........       131              32             117              21              --              --
                               ====            ====            ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                UIF
             EMERGING
          MARKETS EQUITY                VAN ECK
            PORTFOLIO--               VIP GLOBAL
              CLASS I                 HARD ASSETS
      ----------------------    ----------------------
         2010         2009         2010         2009
------------------------------------------------------


          120          207          359          410
         (487)        (241)        (414)        (325)
         ----         ----         ----         ----
         (367)         (34)         (55)          85
         ====         ====         ====         ====



            8           --           31           47
           (6)          (2)         (59)         (27)
         ----         ----         ----         ----
            2           (2)         (28)          20
         ====         ====         ====         ====



           63          142          221          187
         (262)         (76)        (520)        (143)
         ----         ----         ----         ----
         (199)          66         (299)          44
         ====         ====         ====         ====



           38           22          241          413
          (48)         (12)        (382)        (131)
         ----         ----         ----         ----
          (10)          10         (141)         282
         ====         ====         ====         ====



            1            1           18           15
           (1)          (4)         (30)         (31)
         ----         ----         ----         ----
           --           (3)         (12)         (16)
         ====         ====         ====         ====



           --           --          100          143
           --           --         (364)        (116)
         ----         ----         ----         ----
           --           --         (264)          27
         ====         ====         ====         ====



           --           --          136           26
           --           --          (16)          --
         ----         ----         ----         ----
           --           --          120           26
         ====         ====         ====         ====



           --           --          373          115
           --           --          (10)          (1)
         ----         ----         ----         ----
           --           --          363          114
         ====         ====         ====         ====



           --           --          331           86
           --           --          (28)          (2)
         ----         ----         ----         ----
           --           --          303           84
         ====         ====         ====         ====


--------------------------------------------------------------------------------




                                                                              MAINSTAY VP
                          MAINSTAY VP               MAINSTAY VP                 COMMON
                          BALANCED--                  BOND--                    STOCK--
                         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
                    ----------------------    ----------------------    ----------------------
                       2010         2009         2010         2009         2010         2009
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       213          147          750          243           53           66
Units Redeemed...      (337)        (547)        (343)        (180)         (71)         (54)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (124)        (400)         407           63          (18)          12
                       ====         ====         ====         ====         ====         ====


SERIES II
  POLICIES
Units Issued.....        20           24          179           82            7           10
Units Redeemed...       (66)         (31)        (145)         (60)         (23)         (13)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       (46)          (7)          34           22          (16)          (3)
                       ====         ====         ====         ====         ====         ====


SERIES III
  POLICIES
Units Issued.....        89           20          678          172           28           15
Units Redeemed...      (309)        (319)        (371)        (169)        (106)        (124)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (220)        (299)         307            3          (78)        (109)
                       ====         ====         ====         ====         ====         ====


SERIES IV
  POLICIES
Units Issued.....        40           55          843          503           27           44
Units Redeemed...      (370)        (168)        (410)        (204)        (128)         (88)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (330)        (113)         433          299         (101)         (44)
                       ====         ====         ====         ====         ====         ====


SERIES V POLICIES
Units Issued.....         9            5           62           58           --            3
Units Redeemed...       (23)         (40)         (95)         (82)          (4)          (1)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       (14)         (35)         (33)         (24)          (4)           2
                       ====         ====         ====         ====         ====         ====


SERIES VI
  POLICIES
Units Issued.....        75           30          752          308           20           51
Units Redeemed...      (223)        (318)        (504)        (148)         (85)         (73)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..      (148)        (288)         248          160          (65)         (22)
                       ====         ====         ====         ====         ====         ====


SERIES VII
  POLICIES
Units Issued.....        38            5          349           56            4            5
Units Redeemed...        (8)          --          (32)          (4)          --           --
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..        30            5          317           52            4            5
                       ====         ====         ====         ====         ====         ====


SERIES VIII
  POLICIES
Units Issued.....        80            9          581          142           19            8
Units Redeemed...       (19)          --          (50)          --           (3)          --
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..        61            9          531          142           16            8
                       ====         ====         ====         ====         ====         ====


SERIES IX
  POLICIES
Units Issued.....       107            7          572           71           11            7
Units Redeemed...        (5)          --          (55)          --           (1)          (4)
                       ----         ----         ----         ----         ----         ----
  Net Increase
     (Decrease)..       102            7          517           71           10            3
                       ====         ====         ====         ====         ====         ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




            MAINSTAY VP
           CONSERVATIVE               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              CONVERTIBLE--            FLOATING RATE--            GOVERNMENT--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


        1,280          993          307          392          720        1,828          629           319
         (468)        (503)        (111)        (123)        (672)        (466)        (394)         (674)
        -----         ----         ----         ----         ----        -----         ----        ------
          812          490          196          269           48        1,362          235          (355)
        =====         ====         ====         ====         ====        =====         ====        ======



          226           77           81          180          180          463          184           137
         (223)        (192)        (133)         (76)        (207)        (123)        (180)         (270)
        -----         ----         ----         ----         ----        -----         ----        ------
            3         (115)         (52)         104          (27)         340            4          (133)
        =====         ====         ====         ====         ====        =====         ====        ======



          615          678          314          383          785        1,558          715            63
         (461)        (252)        (379)        (129)        (914)        (436)        (740)       (1,088)
        -----         ----         ----         ----         ----        -----         ----        ------
          154          426          (65)         254         (129)       1,122          (25)       (1,025)
        =====         ====         ====         ====         ====        =====         ====        ======



          801          813          217          360          695        2,334          659           241
         (434)        (172)        (253)        (150)        (759)        (237)        (463)         (613)
        -----         ----         ----         ----         ----        -----         ----        ------
          367          641          (36)         210          (64)       2,097          196          (372)
        =====         ====         ====         ====         ====        =====         ====        ======



           38           91           22           84           31          152           29            44
         (128)         (43)         (68)         (28)        (119)         (57)         (92)          (66)
        -----         ----         ----         ----         ----        -----         ----        ------
          (90)          48          (46)          56          (88)          95          (63)          (22)
        =====         ====         ====         ====         ====        =====         ====        ======



          778          313          244          711          602        1,269          571            92
         (410)        (186)        (319)        (133)        (611)        (173)        (540)         (924)
        -----         ----         ----         ----         ----        -----         ----        ------
          368          127          (75)         578           (9)       1,096           31          (832)
        =====         ====         ====         ====         ====        =====         ====        ======



          255           67          178           39          457          123          456            49
          (43)          (3)         (23)          --          (89)          (7)        (220)           (1)
        -----         ----         ----         ----         ----        -----         ----        ------
          212           64          155           39          368          116          236            48
        =====         ====         ====         ====         ====        =====         ====        ======



          550          170          359           99          587          172          333            53
          (22)          --           (3)          (1)         (32)          (2)         (33)           (3)
        -----         ----         ----         ----         ----        -----         ----        ------
          528          170          356           98          555          170          300            50
        =====         ====         ====         ====         ====        =====         ====        ======



          666          156          336           73          489           74          335            27
          (84)          (1)         (11)          --           (3)          --          (18)           --
        -----         ----         ----         ----         ----        -----         ----        ------
          582          155          325           73          486           74          317            27
        =====         ====         ====         ====         ====        =====         ====        ======


--------------------------------------------------------------------------------






                                   MAINSTAY VP                                                     MAINSTAY VP
                                      GROWTH                       MAINSTAY VP                      HIGH YIELD
                                   ALLOCATION--                  GROWTH EQUITY--                 CORPORATE BOND--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       485             652              65              68              959          1,349
Units Redeemed...........      (383)           (312)            (71)            (79)            (205)          (402)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       102             340              (6)            (11)             754            947
                               ====            ====            ====            ====           ======          =====


SERIES II POLICIES
Units Issued.............        19              44               3               8              216          1,104
Units Redeemed...........       (25)            (15)             (5)             (5)            (330)          (182)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........        (6)             29              (2)              3             (114)           922
                               ====            ====            ====            ====           ======          =====


SERIES III POLICIES
Units Issued.............       119             199              25              12            1,028          2,787
Units Redeemed...........      (183)           (160)           (102)           (123)          (1,254)          (583)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       (64)             39             (77)           (111)            (226)         2,204
                               ====            ====            ====            ====           ======          =====


SERIES IV POLICIES
Units Issued.............       175             322              22              16              583          2,882
Units Redeemed...........      (390)           (173)            (94)            (75)            (969)          (625)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........      (215)            149             (72)            (59)            (386)         2,257
                               ====            ====            ====            ====           ======          =====


SERIES V POLICIES
Units Issued.............         1               4               2              20              104            386
Units Redeemed...........       (14)             (3)            (23)             (5)            (176)           (95)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       (13)              1             (21)             15              (72)           291
                               ====            ====            ====            ====           ======          =====


SERIES VI POLICIES
Units Issued.............       143             103              20              14              780          2,553
Units Redeemed...........      (265)           (113)            (49)            (85)            (885)          (573)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........      (122)            (10)            (29)            (71)            (105)         1,980
                               ====            ====            ====            ====           ======          =====


SERIES VII POLICIES
Units Issued.............        15               5               9               1              807            254
Units Redeemed...........        (2)             --              (4)             --             (146)           (12)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........        13               5               5               1              661            242
                               ====            ====            ====            ====           ======          =====


SERIES VIII POLICIES
Units Issued.............       116              49              18               2            1,321            441
Units Redeemed...........        (7)             (1)             (2)             --              (39)            (2)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       109              48              16               2            1,282            439
                               ====            ====            ====            ====           ======          =====


SERIES IX POLICIES
Units Issued.............       125              37              19               3            2,032            390
Units Redeemed...........       (17)             --              (2)             --              (13)            (3)
                               ----            ----            ----            ----           ------          -----
  Net Increase
     (Decrease)..........       108              37              17               3            2,019            387
                               ====            ====            ====            ====           ======          =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
       ICAP SELECT EQUITY--        INCOME BUILDER--       INTERNATIONAL EQUITY--      LARGE CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


          336        1,995          78            79          251          225          251          268
         (224)        (212)        (67)          (67)         (76)        (192)         (75)         (59)
         ----        -----         ---          ----         ----         ----         ----         ----
          112        1,783          11            12          175           33          176          209
         ====        =====         ===          ====         ====         ====         ====         ====



           54          267          11            17           40           35           21           26
         (193)         (56)         (4)          (11)         (68)         (49)         (58)         (33)
         ----        -----         ---          ----         ----         ----         ----         ----
         (139)         211           7             6          (28)         (14)         (37)          (7)
         ====        =====         ===          ====         ====         ====         ====         ====



           72        1,968          41            12          104           86          149          192
         (565)        (187)        (75)         (122)        (307)        (243)        (233)         (76)
         ----        -----         ---          ----         ----         ----         ----         ----
         (493)       1,781         (34)         (110)        (203)        (157)         (84)         116
         ====        =====         ===          ====         ====         ====         ====         ====



           76        2,630          41            23          188          176          226          236
         (609)        (239)        (86)          (73)        (281)        (289)        (225)        (168)
         ----        -----         ---          ----         ----         ----         ----         ----
         (533)       2,391         (45)          (50)         (93)        (113)           1           68
         ====        =====         ===          ====         ====         ====         ====         ====



           12          131           6             5           10           15           21           53
          (61)         (24)         (4)           (5)         (44)         (29)         (42)         (18)
         ----        -----         ---          ----         ----         ----         ----         ----
          (49)         107           2            --          (34)         (14)         (21)          35
         ====        =====         ===          ====         ====         ====         ====         ====



          142        1,567          60            35           98           64          171          263
         (435)        (191)        (60)          (44)        (188)        (256)        (265)         (73)
         ----        -----         ---          ----         ----         ----         ----         ----
         (293)       1,376          --            (9)         (90)        (192)         (94)         190
         ====        =====         ===          ====         ====         ====         ====         ====



          152           23          28             3          100           10           49           18
          (19)          --          (5)           --          (10)          --          (10)          --
         ----        -----         ---          ----         ----         ----         ----         ----
          133           23          23             3           90           10           39           18
         ====        =====         ===          ====         ====         ====         ====         ====



          276           93          50            16          237           60          148           65
          (11)          (1)         (8)           --           (9)          --          (10)          --
         ----        -----         ---          ----         ----         ----         ----         ----
          265           92          42            16          228           60          138           65
         ====        =====         ===          ====         ====         ====         ====         ====



          245           66          70             6          183           52          164           50
           (3)          (1)         (2)           --          (12)          (1)          (5)          (2)
         ----        -----         ---          ----         ----         ----         ----         ----
          242           65          68             6          171           51          159           48
         ====        =====         ===          ====         ====         ====         ====         ====


--------------------------------------------------------------------------------







                                   MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                                  MID CAP CORE--                 MID CAP GROWTH--                MID CAP VALUE--
                                  SERVICE CLASS                   SERVICE CLASS                   SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       148           1,546             --               114            --               122
Units Redeemed...........      (184)           (101)            --            (1,539)           --            (1,823)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (36)          1,445             --            (1,425)           --            (1,701)
                               ====           =====             ==            ======            ==            ======


SERIES II POLICIES
Units Issued.............        30             144             --                 7            --                20
Units Redeemed...........       (70)            (19)            --              (171)           --              (246)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (40)            125             --              (164)           --              (226)
                               ====           =====             ==            ======            ==            ======


SERIES III POLICIES
Units Issued.............        98           1,587             --                26            --                25
Units Redeemed...........      (468)           (101)            --            (1,685)           --            (2,282)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (370)          1,486             --            (1,659)           --            (2,257)
                               ====           =====             ==            ======            ==            ======


SERIES IV POLICIES
Units Issued.............       121           1,804             --                57            --                71
Units Redeemed...........      (385)           (106)            --            (1,935)           --            (2,910)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (264)          1,698             --            (1,878)           --            (2,839)
                               ====           =====             ==            ======            ==            ======


SERIES V POLICIES
Units Issued.............        10              76             --                 4            --                 2
Units Redeemed...........       (34)             (3)            --               (72)           --              (104)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........       (24)             73             --               (68)           --              (102)
                               ====           =====             ==            ======            ==            ======


SERIES VI POLICIES
Units Issued.............       181           1,238             --                22            --                38
Units Redeemed...........      (380)            (94)            --            (1,427)           --            (1,741)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........      (199)          1,144             --            (1,405)           --            (1,703)
                               ====           =====             ==            ======            ==            ======


SERIES VII POLICIES
Units Issued.............        35               3             --                 1            --                 3
Units Redeemed...........        (9)             --             --                (1)           --                (3)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        26               3             --                --            --                --
                               ====           =====             ==            ======            ==            ======


SERIES VIII POLICIES
Units Issued.............        77              34             --                 6            --                12
Units Redeemed...........        (8)             --             --                (6)           --               (12)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        69              34             --                --            --                --
                               ====           =====             ==            ======            ==            ======


SERIES IX POLICIES
Units Issued.............        58              16             --                 7            --                11
Units Redeemed...........        (4)             --             --                (7)           --               (11)
                               ----           -----             --            ------            --            ------
  Net Increase
     (Decrease)..........        54              16             --                --            --                --
                               ====           =====             ==            ======            ==            ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP
             MODERATE               MODERATE GROWTH             MAINSTAY VP               MAINSTAY VP
           ALLOCATION--              ALLOCATION--             S&P 500 INDEX--         SMALL CAP GROWTH--
           SERVICE CLASS             SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


         1,835       1,672        1,285        1,425          186          340          --             82
          (898)       (735)        (492)        (643)        (191)        (293)         --         (1,160)
        ------       -----        -----        -----         ----         ----          --         ------
           937         937          793          782           (5)          47          --         (1,078)
        ======       =====        =====        =====         ====         ====          ==         ======



           164         294           58           63           13           59          --              1
          (225)        (89)         (69)        (285)         (51)         (60)         --            (61)
        ------       -----        -----        -----         ----         ----          --         ------
           (61)        205          (11)        (222)         (38)          (1)         --            (60)
        ======       =====        =====        =====         ====         ====          ==         ======



         2,025       1,770          366          419          113           43          --             11
        (2,256)       (250)        (589)        (739)        (500)        (318)         --         (1,141)
        ------       -----        -----        -----         ----         ----          --         ------
          (231)      1,520         (223)        (320)        (387)        (275)         --         (1,130)
        ======       =====        =====        =====         ====         ====          ==         ======



           523       1,339          130          567          101          168          --             45
          (834)       (237)        (543)        (354)        (419)        (283)         --         (1,419)
        ------       -----        -----        -----         ----         ----          --         ------
          (311)      1,102         (413)         213         (318)        (115)         --         (1,374)
        ======       =====        =====        =====         ====         ====          ==         ======



             8          38           15            3            8           14          --              2
           (95)        (45)         (61)         (75)         (59)         (31)         --            (44)
        ------       -----        -----        -----         ----         ----          --         ------
           (87)         (7)         (46)         (72)         (51)         (17)         --            (42)
        ======       =====        =====        =====         ====         ====          ==         ======



           496         423          258          226          101          128          --             51
          (330)       (282)        (335)        (314)        (308)        (325)         --           (867)
        ------       -----        -----        -----         ----         ----          --         ------
           166         141          (77)         (88)        (207)        (197)         --           (816)
        ======       =====        =====        =====         ====         ====          ==         ======



           131          56           69           11           33            6          --             --
           (18)         --          (12)          --           (1)          --          --             --
        ------       -----        -----        -----         ----         ----          --         ------
           113          56           57           11           32            6          --             --
        ======       =====        =====        =====         ====         ====          ==         ======



           615         126          764          154           68           18          --              4
           (22)         --          (60)          --           (6)          --          --             (4)
        ------       -----        -----        -----         ----         ----          --         ------
           593         126          704          154           62           18          --             --
        ======       =====        =====        =====         ====         ====          ==         ======



           642          95          933           86           58           14          --              2
           (47)         (1)         (33)         (12)          (8)          --          --             (2)
        ------       -----        -----        -----         ----         ----          --         ------
           595          94          900           74           50           14          --             --
        ======       =====        =====        =====         ====         ====          ==         ======


--------------------------------------------------------------------------------






                                                                                                COLUMBIA SMALL CAP
                                   MAINSTAY VP                     ALGER SMALL                     VALUE FUND,
                                 U.S. SMALL CAP--                  CAP GROWTH--                 VARIABLE SERIES--
                                  SERVICE CLASS                   CLASS S SHARES                     CLASS B
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       100            804               12              29             297              65
Units Redeemed...........      (108)           (29)             (54)            (60)           (255)           (136)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        (8)           775              (42)            (31)             42             (71)
                               ====            ===             ====            ====            ====            ====


SERIES II POLICIES
Units Issued.............        12             54                2              --              43              11
Units Redeemed...........       (32)            (6)             (12)             (9)            (36)            (23)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (20)            48              (10)             (9)              7             (12)
                               ====            ===             ====            ====            ====            ====


SERIES III POLICIES
Units Issued.............        95            776                6               1             239              22
Units Redeemed...........      (208)           (28)             (80)            (82)           (257)            (48)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (113)           748              (74)            (81)            (18)            (26)
                               ====            ===             ====            ====            ====            ====


SERIES IV POLICIES
Units Issued.............        64            947                7               3             148              77
Units Redeemed...........      (233)           (28)            (106)           (100)           (165)            (93)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........      (169)           919              (99)            (97)            (17)            (16)
                               ====            ===             ====            ====            ====            ====


SERIES V POLICIES
Units Issued.............         9             40               --               1              10              18
Units Redeemed...........       (21)            (7)              (4)             (2)             (9)             (6)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (12)            33               (4)             (1)              1              12
                               ====            ===             ====            ====            ====            ====


SERIES VI POLICIES
Units Issued.............        94            543                9               1             215              19
Units Redeemed...........      (148)           (31)             (54)            (58)           (158)            (73)
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........       (54)           512              (45)            (57)             57             (54)
                               ====            ===             ====            ====            ====            ====


SERIES VII POLICIES
Units Issued.............        50              2               --              --              26               2
Units Redeemed...........        (3)            --               --              --              (2)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        47              2               --              --              24               2
                               ====            ===             ====            ====            ====            ====


SERIES VIII POLICIES
Units Issued.............        32             21               --              --              57               8
Units Redeemed...........        (7)            --               --              --              (2)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        25             21               --              --              55               8
                               ====            ===             ====            ====            ====            ====


SERIES IX POLICIES
Units Issued.............        35             11               --              --              28               3
Units Redeemed...........        (1)            --               --              --              (1)             --
                               ----            ---             ----            ----            ----            ----
  Net Increase
     (Decrease)..........        34             11               --              --              27               3
                               ====            ===             ====            ====            ====            ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








       DREYFUS IP TECHNOLOGY        FIDELITY(R) VIP           FIDELITY(R) VIP             FIDELITY(R)
             GROWTH--               CONTRAFUND(R)--           EQUITY-INCOME--            VIP MID CAP--
          SERVICE SHARES            SERVICE CLASS 2           SERVICE CLASS 2           SERVICE CLASS 2
      ----------------------    ----------------------    ----------------------    ----------------------
         2010         2009         2010         2009         2010         2009         2010         2009
----------------------------------------------------------------------------------------------------------


          153         171           297          461          173          214          419          218
          (81)        (48)         (151)        (289)        (177)        (205)        (287)        (333)
         ----         ---          ----         ----         ----         ----         ----         ----
           72         123           146          172           (4)           9          132         (115)
         ====         ===          ====         ====         ====         ====         ====         ====



           26          27            42           91           41           47           41           50
          (21)        (29)         (124)         (93)        (120)         (51)         (55)         (31)
         ----         ---          ----         ----         ----         ----         ----         ----
            5          (2)          (82)          (2)         (79)          (4)         (14)          19
         ====         ===          ====         ====         ====         ====         ====         ====



          161         148           215          102           58           42          215           45
         (147)        (29)         (627)        (308)        (376)        (214)        (268)        (195)
         ----         ---          ----         ----         ----         ----         ----         ----
           14         119          (412)        (206)        (318)        (172)         (53)        (150)
         ====         ===          ====         ====         ====         ====         ====         ====



          153         255           100          425           58          111          140          225
         (160)        (51)         (650)        (734)        (448)        (325)        (275)        (371)
         ----         ---          ----         ----         ----         ----         ----         ----
           (7)        204          (550)        (309)        (390)        (214)        (135)        (146)
         ====         ===          ====         ====         ====         ====         ====         ====



           16          14            18           29            6            9           18           19
          (22)         (5)          (89)         (82)         (69)         (38)         (31)         (14)
         ----         ---          ----         ----         ----         ----         ----         ----
           (6)          9           (71)         (53)         (63)         (29)         (13)           5
         ====         ===          ====         ====         ====         ====         ====         ====



          122         201            82          202           68           63          160           50
         (150)        (20)         (477)        (322)        (264)        (236)        (252)        (228)
         ----         ---          ----         ----         ----         ----         ----         ----
          (28)        181          (395)        (120)        (196)        (173)         (92)        (178)
         ====         ===          ====         ====         ====         ====         ====         ====



           28           8           140           28           15            9          134           16
           (6)         --           (16)          (4)          (5)          --          (15)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           22           8           124           24           10            9          119           16
         ====         ===          ====         ====         ====         ====         ====         ====



           60          31           278           96           58           40          255           66
          (12)         --            (3)          (1)         (11)          --           (5)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           48          31           275           95           47           40          250           66
         ====         ===          ====         ====         ====         ====         ====         ====



           92          21           208           54           94           28          196           39
          (15)         (2)           (4)          (4)         (13)          --           (8)          --
         ----         ---          ----         ----         ----         ----         ----         ----
           77          19           204           50           81           28          188           39
         ====         ===          ====         ====         ====         ====         ====         ====


--------------------------------------------------------------------------------






                                   JANUS ASPEN                     JANUS ASPEN
                                     BALANCED                       WORLDWIDE                    MFS(R) INVESTORS
                                   PORTFOLIO--                     PORTFOLIO--                    TRUST SERIES--
                                  SERVICE SHARES                  SERVICE SHARES                  SERVICE CLASS
                            -------------------------       -------------------------       -------------------------
                               2010            2009            2010            2009            2010            2009
                            -----------------------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.............       348             258              90            102              21              14
Units Redeemed...........      (101)           (125)            (46)           (42)            (15)            (11)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       247             133              44             60               6               3
                               ====            ====            ====            ===             ===             ===


SERIES II POLICIES
Units Issued.............        48              53              15             18              --              --
Units Redeemed...........       (47)            (38)            (20)            (7)             (3)             (3)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........         1              15              (5)            11              (3)             (3)
                               ====            ====            ====            ===             ===             ===


SERIES III POLICIES
Units Issued.............       155              59              68             59               5              26
Units Redeemed...........      (194)           (145)           (114)           (34)            (25)            (12)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (39)            (86)            (46)            25             (20)             14
                               ====            ====            ====            ===             ===             ===


SERIES IV POLICIES
Units Issued.............       129             239              64             76              14              12
Units Redeemed...........      (231)           (300)           (122)           (43)            (19)             (8)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........      (102)            (61)            (58)            33              (5)              4
                               ====            ====            ====            ===             ===             ===


SERIES V POLICIES
Units Issued.............        15              18               5              5              --              --

Units Redeemed...........       (75)            (39)             (7)            (1)             (1)             (7)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (60)            (21)             (2)             4              (1)             (7)
                               ====            ====            ====            ===             ===             ===


SERIES VI POLICIES
Units Issued.............       250             137              40             26              14               7
Units Redeemed...........      (260)           (116)            (75)           (28)            (17)             (4)
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       (10)             21             (35)            (2)             (3)              3
                               ====            ====            ====            ===             ===             ===


SERIES VII POLICIES
Units Issued.............        96              15              26              6              --              --
Units Redeemed...........       (17)             --              (5)            --              --              --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........        79              15              21              6              --              --
                               ====            ====            ====            ===             ===             ===


SERIES VIII POLICIES
Units Issued.............       342              88              39             15               2               4
Units Redeemed...........        (5)             (1)             (5)            (1)             --              --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       337              87              34             14               2               4
                               ====            ====            ====            ===             ===             ===


SERIES IX POLICIES
Units Issued.............       427              42              39             13               4              --
Units Redeemed...........        (4)             --              (6)            (1)             (1)             --
                               ----            ----            ----            ---             ---             ---
  Net Increase
     (Decrease)..........       423              42              33             12               3              --
                               ====            ====            ====            ===             ===             ===




Not all investment divisions are available under all policies.
(a) For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                                                      PIMCO
                                                                                       REAL
                                                             NEUBERGER BERMAN         RETURN
                                                                AMT MID-CAP          PORTFO-
              MFS(R)                    MFS(R)                    GROWTH              LIO--
         RESEARCH SERIES--        UTILITIES SERIES--            PORTFOLIO--          ADVISOR
           SERVICE CLASS             SERVICE CLASS                CLASS S             CLASS
      ----------------------    ----------------------    ----------------------    ---------
         2010         2009         2010         2009         2010         2009       2010 (A)
---------------------------------------------------------------------------------------------


          16           18           426          446          145          36           915
         (13)         (12)         (528)        (740)        (100)        (98)          (27)
         ---          ---          ----         ----         ----         ---          ----
           3            6          (102)        (294)          45         (62)          888
         ===          ===          ====         ====         ====         ===          ====



          --            3            47           81           13           5           130
          (2)          (4)         (126)         (98)         (18)         (7)           (6)
         ---          ---          ----         ----         ----         ---          ----
          (2)          (1)          (79)         (17)          (5)         (2)          124
         ===          ===          ====         ====         ====         ===          ====



           7            9           104          110          120          21           590
         (35)         (24)         (579)        (450)         (81)        (62)          (96)
         ---          ---          ----         ----         ----         ---          ----
         (28)         (15)         (475)        (340)          39         (41)          494
         ===          ===          ====         ====         ====         ===          ====



           4           18           128          258           51          27           995
         (31)         (14)         (342)        (341)         (72)        (61)          (54)
         ---          ---          ----         ----         ----         ---          ----
         (27)           4          (214)         (83)         (21)        (34)          941
         ===          ===          ====         ====         ====         ===          ====



          --           --            16            8            7           2            --

          (1)          --           (74)         (48)          (7)        (21)           --
         ---          ---          ----         ----         ----         ---          ----
          (1)          --           (58)         (40)          --         (19)           --
         ===          ===          ====         ====         ====         ===          ====



          14            2            68          134           94          23           701
         (23)         (27)         (436)        (563)         (77)        (59)         (101)
         ---          ---          ----         ----         ----         ---          ----
          (9)         (25)         (368)        (429)          17         (36)          600
         ===          ===          ====         ====         ====         ===          ====



           1           --           185           47            8           2           247
          --           --           (30)          --           (4)         --           (37)
         ---          ---          ----         ----         ----         ---          ----
           1           --           155           47            4           2           210
         ===          ===          ====         ====         ====         ===          ====



           4            3           380           92           22           8           263
          --           --            (4)          (1)          (1)         --            (4)
         ---          ---          ----         ----         ----         ---          ----
           4            3           376           91           21           8           259
         ===          ===          ====         ====         ====         ===          ====



           2            1           353           84           35          14           392
          --           (1)          (18)          (1)          (3)         --           (77)
         ---          ---          ----         ----         ----         ---          ----
           2           --           335           83           32          14           315
         ===          ===          ====         ====         ====         ===          ====


--------------------------------------------------------------------------------







                                                   UIF EMERGING
                                                      MARKETS
                         T. ROWE PRICE                EQUITY                  VICTORY VIF
                         EQUITY INCOME              PORTFOLIO--           DIVERSIFIED STOCK--
                         PORTFOLIO--II               CLASS II               CLASS A SHARES
                    ----------------------    ----------------------    ----------------------
                       2010         2009         2010         2009         2010         2009
                    --------------------------------------------------------------------------

SERIES I POLICIES
Units Issued.....       212          231          154         190            54          39
Units Redeemed...      (153)        (220)         (69)        (54)         (107)        (56)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..        59           11           85         136           (53)        (17)
                       ====         ====         ====         ===          ====         ===


SERIES II
  POLICIES
Units Issued.....        42           46           23          52            22          32
Units Redeemed...       (86)         (85)         (56)        (28)          (24)         (5)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       (44)         (39)         (33)         24            (2)         27
                       ====         ====         ====         ===          ====         ===


SERIES III
  POLICIES
Units Issued.....        65           39          164         105            34          14
Units Redeemed...      (288)        (251)        (200)        (47)          (70)        (50)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (223)        (212)         (36)         58           (36)        (36)
                       ====         ====         ====         ===          ====         ===


SERIES IV
  POLICIES
Units Issued.....       113          163          103         167           108          65
Units Redeemed...      (369)        (584)        (151)        (66)          (99)        (56)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (256)        (421)         (48)        101             9           9
                       ====         ====         ====         ===          ====         ===


SERIES V POLICIES
Units Issued.....         8            4           21          23             4           5
Units Redeemed...       (95)         (72)         (25)         (6)          (21)         (9)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       (87)         (68)          (4)         17           (17)         (4)
                       ====         ====         ====         ===          ====         ===


SERIES VI
  POLICIES
Units Issued.....       129           67          117         137             9           3
Units Redeemed...      (357)        (263)        (230)        (58)          (78)        (55)
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..      (228)        (196)        (113)         79           (69)        (52)
                       ====         ====         ====         ===          ====         ===


SERIES VII
  POLICIES
Units Issued.....        61           10           77          22            12           1
Units Redeemed...       (22)          --          (21)         --            (5)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..        39           10           56          22             7           1
                       ====         ====         ====         ===          ====         ===


SERIES VIII
  POLICIES
Units Issued.....       175           26          197          61            33           5
Units Redeemed...        (6)          --           (5)         --            (9)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       169           26          192          61            24           5
                       ====         ====         ====         ===          ====         ===


SERIES IX
  POLICIES
Units Issued.....       128           24          178          39            13           2
Units Redeemed...        (9)          --          (30)         --            (2)         --
                       ----         ----         ----         ---          ----         ---
  Net Increase
     (Decrease)..       119           24          148          39            11           2
                       ====         ====         ====         ===          ====         ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:





                                                       MAINSTAY VP
                                                   BOND--INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $82,426  $82,627   $86,749  $103,808  $116,353
Units Outstanding..................    4,083    4,350     4,854     5,935     6,999
Variable Accumulation Unit Value...  $ 20.20  $ 19.00   $ 17.87  $  17.47  $  16.64
Total Return.......................     6.3%     6.3%      2.3%      5.0%      3.1%
Investment Income Ratio............     3.1%     4.6%      4.0%      3.5%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $   546  $   613   $   660  $    936  $    959
Units Outstanding..................       34       40        46        66        71
Variable Accumulation Unit Value...  $ 16.25  $ 15.30   $ 14.42  $  14.12  $  13.46
Total Return.......................     6.2%     6.1%      2.1%      4.9%      2.9%
Investment Income Ratio............     3.0%     4.5%      3.6%      3.4%      1.1%

SERIES III POLICIES (c)
Net Assets.........................  $30,949  $34,959   $38,193  $ 39,600  $ 40,200
Units Outstanding..................    1,951    2,339     2,710     2,869     3,053
Variable Accumulation Unit Value...  $ 15.87  $ 14.95   $ 14.10  $  13.81  $  13.17
Total Return.......................     6.1%     6.1%      2.1%      4.8%      2.9%
Investment Income Ratio............     3.0%     4.5%      4.2%      3.7%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $10,708  $11,587   $11,916  $ 12,065  $ 11,976
Units Outstanding..................      750      860       940       971     1,014
Variable Accumulation Unit Value...  $ 14.32  $ 13.47   $ 12.68  $  12.40  $  11.82
Total Return.......................     6.3%     6.2%      2.2%      5.0%      3.0%
Investment Income Ratio............     3.0%     4.6%      4.1%      3.6%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $   160  $   121   $   188  $    208  $    240
Units Outstanding..................       12        9        16        17        21
Variable Accumulation Unit Value...  $ 13.55  $ 12.79   $ 12.09  $  11.88  $  11.36
Total Return.......................     5.9%     5.8%      1.8%      4.6%      2.6%
Investment Income Ratio............     3.5%     4.3%      4.1%      3.4%      1.1%

SERIES VI POLICIES (f)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --  $    --   $    --  $     --  $     --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...  $    --  $    --   $    --  $     --  $     --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MainStay VP                                     MainStay VP
                      Cash Management                           Common Stock--Initial Class
      -----------------------------------------------  ---------------------------------------------
        2010     2009      2008      2007      2006      2010     2009     2008     2007      2006
      ----------------------------------------------------------------------------------------------

      $84,819  $109,910  $173,656  $121,912   $94,109  $88,486  $94,392  $89,607  $181,427  $217,729
       63,661    81,717   127,879    90,100    71,765    3,746    4,440    5,082     6,457     8,043
      $  1.33  $   1.35  $   1.36  $   1.35   $  1.31  $ 23.63  $ 21.28  $ 17.63  $  28.11  $  27.11
        (1.4%)    (1.3%)     0.8%      3.4%      3.1%    11.0%    20.7%   (37.3%)     3.7%     14.9%
           --        --      2.1%      4.7%      4.5%     1.6%     2.1%     1.4%      1.2%      0.5%


      $ 8,586  $ 12,607  $ 27,184  $ 13,015   $ 5,265  $   253  $   432  $   343  $    604  $    684
        7,936    11,459    24,265    11,758     4,894       31       59       56        62        72
      $  1.08  $   1.10  $   1.12  $   1.11   $  1.08  $  8.17  $  7.37  $  6.11  $   9.76  $   9.43
        (1.6%)    (1.5%)     0.6%      3.2%      3.0%    10.9%    20.5%   (37.4%)     3.5%     14.7%
           --      0.1%      2.0%      4.7%      4.5%     1.4%     2.2%     1.5%      1.2%      0.5%


      $52,846  $ 74,347  $136,011  $ 79,545   $44,139  $12,258  $14,310  $13,910  $ 26,757  $ 30,739
       49,376    68,620   124,224    71,971    41,247    1,497    1,935    2,267     2,725     3,244
      $  1.07  $   1.09  $   1.10  $   1.10   $  1.06  $  8.19  $  7.39  $  6.13  $   9.80  $   9.47
        (1.6%)    (1.5%)     0.6%      3.2%      2.9%    10.8%    20.5%   (37.4%)     3.5%     14.6%
           --      0.1%      2.0%      4.7%      4.5%     1.5%     2.1%     1.4%      1.2%      0.6%


      $49,613  $ 70,669  $114,583  $ 42,684   $26,243  $ 4,943  $ 5,294  $ 5,006  $  9,415  $  9,783
       47,685    66,778   106,914    39,964    25,518      424      506      575       678       730
      $  1.04  $   1.06  $   1.07  $   1.06   $  1.03  $ 11.66  $ 10.51  $  8.71  $  13.89  $  13.41
        (1.5%)    (1.4%)     0.7%      3.3%      3.1%    11.0%    20.6%   (37.3%)     3.6%     14.8%
           --        --      1.9%      4.7%      4.5%     1.5%     2.1%     1.4%      1.3%      0.6%


      $ 2,353  $  2,590  $  9,319  $  4,304   $ 3,113  $    27  $    35  $    51  $    114  $    121
        2,338     2,526     8,666     4,102     3,075        2        3        5         7         8
      $  1.01  $   1.03  $   1.05  $   1.04   $  1.01  $ 12.81  $ 11.59  $  9.64  $  15.44  $  14.96
        (1.9%)    (1.8%)     0.3%      2.9%      2.7%    10.5%    20.2%   (37.6%)     3.2%     14.4%
           --      0.1%      1.9%      4.7%      4.5%     1.6%     2.2%     1.5%      1.2%      0.3%


      $27,006  $ 36,228  $ 63,907  $ 20,615   $11,521  $    --  $    --  $    --  $     --  $     --
       26,488    34,748    60,512    19,513    11,138       --       --       --        --        --
      $  1.02  $   1.04  $   1.06  $   1.05   $  1.02  $    --  $    --  $    --  $     --  $     --
        (1.8%)    (1.7%)     0.4%      3.0%      2.8%       --       --       --        --        --
           --      0.1%      1.9%      4.7%      4.5%       --       --       --        --        --


      $ 2,533  $  1,564  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          250       157        --        --        --       --       --       --        --        --
      $  9.77  $   9.94  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.7%)    (0.6%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --


      $ 3,070  $    831  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          313        70        --        --        --       --       --       --        --        --
      $  9.82  $   9.95  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.4%)    (0.5%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --


      $ 4,229  $    392  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
          425        39        --        --        --       --       --       --        --        --
      $  9.77  $   9.93  $     --  $     --   $    --  $    --  $    --  $    --  $     --  $     --
        (1.7%)    (0.7%)       --        --        --       --       --       --        --        --
           --        --        --        --        --       --       --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                               CONVERTIBLE--INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009      2008     2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $81,390   $80,831  $62,517  $119,531  $129,667
Units Outstanding..................    3,299     3,805    4,241     5,245     6,442
Variable Accumulation Unit Value...  $ 24.69   $ 21.24  $ 14.75  $  22.80  $  20.13
Total Return.......................    16.2%     44.0%   (35.3%)    13.3%      8.9%
Investment Income Ratio............     2.8%      2.2%     2.0%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $   940   $   857  $   663  $  1,182  $  1,254
Units Outstanding..................       68        72       80        92       111
Variable Accumulation Unit Value...  $ 13.81   $ 11.90  $  8.27  $  12.81  $  11.33
Total Return.......................    16.0%     43.8%   (35.4%)    13.1%      8.7%
Investment Income Ratio............     2.9%      2.2%     2.1%      2.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $25,782   $26,935  $20,103  $ 35,196  $ 32,850
Units Outstanding..................    1,957     2,371    2,540     2,876     3,037
Variable Accumulation Unit Value...  $ 13.17   $ 11.36  $  7.90  $  12.24  $  10.83
Total Return.......................    16.0%     43.8%   (35.5%)    13.0%      8.7%
Investment Income Ratio............     2.7%      2.2%     2.1%      2.3%      2.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 9,829   $ 9,754  $ 7,926  $ 12,384  $ 11,775
Units Outstanding..................      601       695      811       819       881
Variable Accumulation Unit Value...  $ 16.35   $ 14.08  $  9.78  $  15.13  $  13.36
Total Return.......................    16.2%     44.0%   (35.4%)    13.2%      8.8%
Investment Income Ratio............     2.8%      2.2%     2.2%      2.3%      2.3%

SERIES V POLICIES (e)
Net Assets.........................  $    61   $   107  $   255  $    423  $    464
Units Outstanding..................        3         7       24        26        32
Variable Accumulation Unit Value...  $ 17.70   $ 15.30  $ 10.67  $  16.57  $  14.70
Total Return.......................    15.7%     43.4%   (35.6%)    12.8%      8.4%
Investment Income Ratio............     2.0%      0.8%     2.1%      2.2%      4.8%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --  $    --  $     --  $     --
Units Outstanding..................       --        --       --        --        --
Variable Accumulation Unit Value...  $    --   $    --  $    --  $     --  $     --
Total Return.......................       --        --       --        --        --
Investment Income Ratio............       --        --       --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                      MAINSTAY VP
                 GOVERNMENT--INITIAL CLASS                       GROWTH EQUITY--INITIAL CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008     2007      2006
      ------------------------------------------------------------------------------------------------


      $60,356   $66,836   $86,408   $70,190   $82,614  $106,506  $111,757  $95,684  $198,461  $226,445
        3,179     3,659     4,740     4,166     5,160     5,925     6,886    7,796     9,739    12,330
      $ 18.99   $ 18.28   $ 18.24   $ 16.85   $ 16.02  $  17.98  $  16.25  $ 12.28  $  20.37  $  18.38
         3.9%      0.2%      8.3%      5.2%      2.6%     10.6%     32.3%   (39.7%)    10.8%      3.0%
         3.0%      3.3%      3.2%      4.6%      0.9%      0.5%      0.6%     0.5%      0.1%      0.3%


      $   559   $   534   $   514   $   579   $   721  $     97  $     92  $   102  $    256  $    344
           37        37        36        43        57        15        15       22        34        50
      $ 14.95   $ 14.41   $ 14.41   $ 13.33   $ 12.69  $   6.68  $   6.05  $  4.58  $   7.61  $   6.87
         3.7%        --      8.1%      5.0%      2.5%     10.5%     32.1%   (39.8%)    10.7%      2.8%
         3.1%      3.6%      2.7%      4.3%      0.8%      0.5%      0.5%     0.5%      0.1%      0.3%


      $24,218   $28,091   $36,740   $30,102   $31,736  $  8,829  $  9,424  $ 8,325  $ 16,543  $ 17,425
        1,644     1,972     2,597     2,290     2,535     1,454     1,712    1,997     2,389     2,784
      $ 14.73   $ 14.21   $ 14.21   $ 13.15   $ 12.53  $   6.08  $   5.50  $  4.17  $   6.93  $   6.26
         3.7%        --      8.1%      5.0%      2.4%     10.4%     32.1%   (39.8%)    10.6%      2.8%
         3.1%      3.3%      3.2%      4.7%      1.0%      0.5%      0.6%     0.5%      0.1%      0.3%


      $ 8,259   $ 9,514   $11,635   $ 9,360   $10,147  $  3,986  $  4,397  $ 3,740  $  6,849  $  7,542
          614       735       900       783       893       387       476      531       586       715
      $ 13.45   $ 12.95   $ 12.93   $ 11.95   $ 11.36  $  10.30  $   9.31  $  7.04  $  11.69  $  10.55
         3.8%      0.2%      8.2%      5.1%      2.6%     10.6%     32.3%   (39.8%)    10.8%      2.9%
         2.9%      3.4%      3.3%      4.7%      0.9%      0.5%      0.6%     0.6%      0.1%      0.3%


      $    73   $    93   $   144   $   183   $   217  $      8  $      7  $     5  $      8  $      7
            6         8        12        16        20         1         1        1         1         1
      $ 12.76   $ 12.34   $ 12.37   $ 11.48   $ 10.96  $  12.29  $  11.16  $  8.47  $  14.12  $  12.80
         3.4%     (0.2%)     7.8%      4.7%      2.1%     10.2%     31.7%   (40.0%)    10.3%      2.5%
         2.2%      3.5%      2.7%      4.8%      0.9%      0.5%      0.6%     0.6%      0.1%      0.3%


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --


      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
      $    --   $    --   $    --   $    --   $    --  $     --  $     --  $    --  $     --  $     --
           --        --        --        --        --        --        --       --        --        --
           --        --        --        --        --        --        --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                        HIGH YIELD
                                               CORPORATE BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $284,464  $290,898  $217,881  $382,936  $475,318
Units Outstanding..................     9,461    10,751    11,326    14,914    18,683
Variable Accumulation Unit Value...  $  30.08  $  27.07  $  19.22  $  25.68  $  25.46
Total Return.......................     11.1%     40.8%    (25.2%)     0.9%     10.5%
Investment Income Ratio............      5.7%      7.8%      8.4%      6.2%      1.8%

SERIES II POLICIES (b)
Net Assets.........................  $  2,448  $  2,361  $  1,840  $  2,223  $  3,736
Units Outstanding..................       126       139       152       137       232
Variable Accumulation Unit Value...  $  18.88  $  17.01  $  12.10  $  16.19  $  16.07
Total Return.......................     10.9%     40.6%    (25.3%)     0.7%     10.3%
Investment Income Ratio............      6.6%      9.1%      8.7%      5.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 78,636  $ 81,963  $ 57,001  $ 93,011  $103,150
Units Outstanding..................     4,255     4,921     4,799     5,857     6,543
Variable Accumulation Unit Value...  $  18.48  $  16.67  $  11.86  $  15.88  $  15.77
Total Return.......................     10.9%     40.6%    (25.3%)     0.7%     10.3%
Investment Income Ratio............      5.9%      8.0%      8.6%      6.3%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $ 25,424  $ 28,187  $ 19,633  $ 30,072  $ 34,662
Units Outstanding..................     1,334     1,643     1,609     1,842     2,142
Variable Accumulation Unit Value...  $  19.07  $  17.17  $  12.20  $  16.31  $  16.17
Total Return.......................     11.1%     40.8%    (25.2%)     0.8%     10.4%
Investment Income Ratio............      5.7%      7.9%      8.7%      6.4%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $    346  $    292  $    191  $    418  $    914
Units Outstanding..................        18        16        15        25        54
Variable Accumulation Unit Value...  $  19.62  $  17.74  $  12.65  $  16.99  $  16.91
Total Return.......................     10.6%     40.2%    (25.5%)     0.4%     10.0%
Investment Income Ratio............      6.0%      8.0%      8.7%      4.7%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------









                         MAINSTAY VP                                      MAINSTAY VP
              ICAP SELECT EQUITY--INITIAL CLASS                  INCOME BUILDER--INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------
        2010      2009      2008      2007      2006      2010     2009      2008     2007      2006
      ------------------------------------------------------------------------------------------------


      $149,402  $151,659  $106,056   $66,251   $36,095  $74,354   $76,356  $73,712  $133,026  $155,310
        11,339    13,405    11,955     4,594     2,640    3,491     4,058    4,775     6,205     7,691
      $  13.19  $  11.32  $   8.87   $ 14.42   $ 13.68  $ 21.31   $ 18.82  $ 15.45  $  21.45  $  20.23
         16.5%     27.6%    (38.5%)     5.4%     17.6%    13.2%     21.8%   (27.9%)     6.0%      8.0%
          0.8%      1.8%      0.6%      0.6%      0.3%     3.1%      3.6%     3.1%      2.1%      0.6%


      $  1,251  $  1,438  $    896   $   583   $   306  $   100   $   171  $   201  $    336  $    365
           104       138       110        45        24       10        20       28        34        39
      $  12.09  $  10.39  $   8.16   $ 13.27   $ 12.62  $  9.70   $  8.59  $  7.06  $   9.81  $   9.27
         16.3%     27.4%    (38.6%)     5.2%     17.5%    13.0%     21.6%   (28.0%)     5.9%      7.8%
          0.8%      1.8%      0.6%      0.6%      0.2%     2.2%      3.5%     3.3%      2.1%      0.5%


      $ 45,924  $ 49,320  $ 31,234   $21,862   $13,419  $ 8,425   $ 9,138  $ 9,148  $ 15,244  $ 17,053
         3,863     4,822     3,890     1,672     1,080      909     1,114    1,356     1,627     1,924
      $  11.89  $  10.23  $   8.03   $ 13.08   $ 12.44  $  9.26   $  8.20  $  6.75  $   9.38  $   8.87
         16.2%     27.4%    (38.6%)     5.2%     17.4%    13.0%     21.6%   (28.1%)     5.8%      7.8%
          0.8%      1.7%      0.6%      0.6%      0.3%     3.0%      3.5%     3.2%      2.2%      0.6%


      $ 17,034  $ 17,893  $  9,592   $ 6,279   $ 3,829  $ 3,375   $ 3,617  $ 3,385  $  5,942  $  6,426
         1,310     1,607     1,096       441       283      263       321      363       459       526
      $  13.00  $  11.16  $   8.75   $ 14.23   $ 13.51  $ 12.85   $ 11.36  $  9.33  $  12.95  $  12.22
         16.4%     27.5%    (38.5%)     5.3%     17.6%    13.1%     21.7%   (28.0%)     6.0%      7.9%
          0.8%      1.7%      0.6%      0.6%      0.3%     3.1%      3.6%     3.2%      2.2%      0.6%


      $    166  $    163  $    111   $    77   $    42  $    11   $    11  $     9  $     48  $     46
            10        11        10         4         2        1         1        1         3         3
      $  16.66  $  14.37  $  11.31   $ 18.46   $ 17.60  $ 14.17   $ 12.57  $ 10.37  $  14.45  $  13.69
         16.0%     27.0%    (38.7%)     4.9%     17.1%    12.7%     21.3%   (28.3%)     5.5%      7.5%
          0.9%      1.8%      0.6%      0.6%        --     3.2%      3.7%     1.5%      2.3%      0.2%


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --


      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
      $     --  $     --  $     --   $    --   $    --  $    --   $    --  $    --  $     --  $     --
            --        --        --        --        --       --        --       --        --        --
            --        --        --        --        --       --        --       --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                           INTERNATIONAL EQUITY--INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $38,657   $44,166   $45,986   $84,428   $90,947
Units Outstanding..................    1,680     1,985     2,432     3,273     3,643
Variable Accumulation Unit Value...  $ 23.03   $ 22.26   $ 18.92   $ 25.81   $ 24.94
Total Return.......................     3.4%     17.7%    (26.7%)     3.5%     29.5%
Investment Income Ratio............     3.1%      6.9%      1.3%      0.6%      0.3%

SERIES II POLICIES (b)
Net Assets.........................  $   601   $   674   $   596   $ 1,125   $ 1,182
Units Outstanding..................       43        50        52        72        78
Variable Accumulation Unit Value...  $ 13.91   $ 13.47   $ 11.46   $ 15.66   $ 15.16
Total Return.......................     3.3%     17.5%    (26.8%)     3.3%     29.3%
Investment Income Ratio............     3.2%      7.2%      1.3%      0.6%      0.3%

SERIES III POLICIES (c)
Net Assets.........................  $14,196   $17,013   $17,757   $29,445   $30,076
Units Outstanding..................    1,022     1,263     1,549     1,879     1,981
Variable Accumulation Unit Value...  $ 13.90   $ 13.47   $ 11.47   $ 15.68   $ 15.18
Total Return.......................     3.2%     17.5%    (26.9%)     3.3%     29.2%
Investment Income Ratio............     3.1%      6.9%      1.4%      0.6%      0.3%

SERIES IV POLICIES (d)
Net Assets.........................  $ 5,206   $ 6,193   $ 5,824   $ 9,134   $ 8,631
Units Outstanding..................      314       386       427       490       478
Variable Accumulation Unit Value...  $ 16.59   $ 16.05   $ 13.64   $ 18.62   $ 18.01
Total Return.......................     3.4%     17.6%    (26.7%)     3.4%     29.4%
Investment Income Ratio............     3.0%      7.0%      1.4%      0.7%      0.3%

SERIES V POLICIES (e)
Net Assets.........................  $    30   $    35   $    63   $    86   $ 1,858
Units Outstanding..................        2         2         4         4        94
Variable Accumulation Unit Value...  $ 17.84   $ 17.32   $ 14.78   $ 20.26   $ 19.67
Total Return.......................     3.0%     17.2%    (27.0%)     3.0%     28.9%
Investment Income Ratio............     3.1%      5.2%      1.5%      0.5%      0.8%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                      MAINSTAY VP
              LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $37,634   $37,987   $29,821   $56,461   $56,353  $49,459   $49,084   $19,107   $44,024   $48,130
        2,526     2,923     3,167     3,618     4,322    3,044     3,684     1,936     2,539     2,876
      $ 14.90   $ 13.01   $  9.42   $ 15.61   $ 13.04  $ 16.26   $ 13.33   $  9.87   $ 17.34   $ 16.74
        14.6%     38.1%    (39.7%)    19.7%      5.7%    21.9%     35.0%    (43.0%)     3.6%     13.4%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $   351   $   295   $   193   $   391   $   339  $   277   $   227   $   174   $   355   $   468
           43        41        37        44        47       16        16        16        19        26
      $  8.25   $  7.21   $  5.23   $  8.68   $  7.27  $ 17.36   $ 14.26   $ 10.58   $ 18.60   $ 17.98
        14.4%     37.9%    (39.7%)    19.5%      5.6%    21.7%     34.8%    (43.1%)     3.4%     13.2%
           --        --      0.1%        --      0.1%     0.4%      0.4%      0.3%      0.3%        --


      $ 7,629   $ 8,902   $ 6,856   $12,304   $10,746  $20,082   $20,507   $ 8,230   $18,072   $20,399
        1,086     1,450     1,542     1,654     1,735    1,207     1,500       810     1,012     1,182
      $  7.02   $  6.14   $  4.46   $  7.40   $  6.19  $ 16.64   $ 13.67   $ 10.15   $ 17.85   $ 17.27
        14.3%     37.8%    (39.8%)    19.4%      5.5%    21.7%     34.8%    (43.2%)     3.4%     13.1%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $ 3,183   $ 2,848   $ 2,422   $ 3,646   $ 3,039  $ 8,660   $ 9,019   $ 3,439   $ 7,041   $ 7,055
          267       276       322       292       291      527       666       344       401       416
      $ 11.89   $ 10.39   $  7.52   $ 12.48   $ 10.43  $ 16.43   $ 13.48   $  9.99   $ 17.55   $ 16.95
        14.5%     38.0%    (39.7%)    19.6%      5.7%    21.9%     35.0%    (43.1%)     3.5%     13.3%
           --        --      0.1%        --      0.1%     0.3%      0.5%      0.3%      0.4%        --


      $    79   $    70   $   172   $   260   $   101  $    39   $    32   $    14   $    26   $    26
            6         6        19        17         8        2         2         1         1         1
      $ 14.02   $ 12.29   $  8.94   $ 14.88   $ 12.49  $ 18.94   $ 15.61   $ 11.61   $ 20.48   $ 19.86
        14.1%     37.5%    (39.9%)    19.1%      5.3%    21.4%     34.4%    (43.3%)     3.1%     12.8%
           --        --      0.1%        --      0.1%     0.4%      0.5%      0.3%      0.4%        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               MID CAP GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--       $--     $23,906   $60,357   $63,407
Units Outstanding..................      --        --       2,794     3,847     4,615
Variable Accumulation Unit Value...     $--       $--     $  8.57   $ 15.70   $ 13.75
Total Return.......................      --        --      (45.4%)    14.2%      7.7%
Investment Income Ratio............      --        --          --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--       $--     $   120   $   293   $   365
Units Outstanding..................      --        --          11        15        21
Variable Accumulation Unit Value...     $--       $--     $ 10.86   $ 19.94   $ 17.49
Total Return.......................      --        --      (45.5%)    14.0%      7.5%
Investment Income Ratio............      --        --          --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--       $--     $ 9,835   $23,871   $23,626
Units Outstanding..................      --        --       1,143     1,505     1,697
Variable Accumulation Unit Value...     $--       $--     $  8.64   $ 15.87   $ 13.93
Total Return.......................      --        --      (45.5%)    13.9%      7.5%
Investment Income Ratio............      --        --          --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--       $--     $ 4,317   $ 9,478   $ 9,021
Units Outstanding..................      --        --         462       553       600
Variable Accumulation Unit Value...     $--       $--     $  9.35   $ 17.15   $ 15.02
Total Return.......................      --        --      (45.5%)    14.1%      7.7%
Investment Income Ratio............      --        --          --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--       $--     $    22   $    44   $    19
Units Outstanding..................      --        --           2         2         1
Variable Accumulation Unit Value...     $--       $--     $ 13.28   $ 24.45   $ 21.51
Total Return.......................      --        --      (45.7%)    13.7%      7.2%
Investment Income Ratio............      --        --          --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--       $--     $    --   $    --   $    --
Units Outstanding..................      --        --          --        --        --
Variable Accumulation Unit Value...     $--       $--     $    --   $    --   $    --
Total Return.......................      --        --          --        --        --
Investment Income Ratio............      --        --          --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP VALUE--INITIAL CLASS                      S&P 500 INDEX--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


         $--       $--     $34,773   $73,160   $90,427  $179,951  $188,528  $173,449  $356,727  $425,316
          --        --       3,744     5,250     6,320     7,461     8,848    10,145    12,943    16,021
         $--       $--     $  9.29   $ 13.95   $ 14.31  $  24.13  $  21.33  $  17.13  $  27.58  $  26.58
          --        --      (33.4%)    (2.5%)    12.5%     13.1%     24.5%    (37.9%)     3.8%     13.8%
          --        --        1.5%      0.9%      0.1%      1.7%      2.8%      2.1%      1.5%      0.5%


         $--       $--     $   254   $   455   $   614  $    557  $    574  $    592  $    964  $  1,128
          --        --          28        33        43        61        72        92        93       112
         $--       $--     $  9.15   $ 13.76   $ 14.14  $   9.06  $   8.02  $   6.45  $  10.40  $  10.04
          --        --      (33.5%)    (2.7%)    12.3%     13.0%     24.3%    (38.0%)     3.6%     13.7%
          --        --        1.6%      0.9%      0.1%      1.7%      2.9%      2.3%      1.5%      0.5%


         $--       $--     $17,440   $34,312   $42,392  $ 29,162  $ 31,778  $ 30,579  $ 57,128  $ 71,942
          --        --       1,878     2,456     2,953     3,323     4,093     4,880     5,662     7,380
         $--       $--     $  9.29   $ 13.97   $ 14.36  $   8.78  $   7.78  $   6.26  $  10.10  $   9.75
          --        --      (33.5%)    (2.7%)    12.2%     12.9%     24.3%    (38.0%)     3.6%     13.6%
          --        --        1.5%      0.9%      0.1%      1.7%      2.8%      2.2%      1.5%      0.5%


         $--       $--     $ 7,297   $12,987   $14,247  $ 11,639  $ 12,245  $ 11,024  $ 20,632  $ 21,846
          --        --         806       955     1,021       969     1,152     1,292     1,500     1,647
         $--       $--     $  9.05   $ 13.60   $ 13.96  $  12.02  $  10.63  $   8.54  $  13.76  $  13.26
          --        --      (33.4%)    (2.6%)    12.4%     13.1%     24.4%    (37.9%)     3.7%     13.8%
          --        --        1.6%      1.0%      0.1%      1.7%      2.8%      2.2%      1.6%      0.5%


         $--       $--     $    79   $   174   $   212  $     53  $     81  $     87  $    190  $    191
          --        --           9        13        15         4         7         9        12        12
         $--       $--     $  8.95   $ 13.50   $ 13.91  $  13.96  $  12.40  $  10.00  $  16.18  $  15.66
          --        --      (33.7%)    (3.0%)    12.0%     12.6%     23.9%    (38.2%)     3.3%     13.3%
          --        --        1.4%      0.9%      0.1%      1.6%      2.8%      2.1%      1.6%      0.3%


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --

          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --


         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
         $--       $--     $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
          --        --          --        --        --        --        --        --        --        --
          --        --          --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                            SMALL CAP GROWTH--INITIAL CLASS
                                     --------------------------------------------
                                       2010    2009    2008      2007      2006
                                     --------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--     $--   $11,033   $24,405   $33,405
Units Outstanding..................      --      --     1,744     2,292     2,996
Variable Accumulation Unit Value...     $--     $--   $  6.31   $ 10.65   $ 11.16
Total Return.......................      --      --    (40.8%)    (4.5%)     4.8%
Investment Income Ratio............      --      --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................     $--     $--   $    57   $   105   $   167
Units Outstanding..................      --      --         9        10        15
Variable Accumulation Unit Value...     $--     $--   $  6.43   $ 10.86   $ 11.40
Total Return.......................      --      --    (40.9%)    (4.7%)     4.7%
Investment Income Ratio............      --      --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................     $--     $--   $ 5,312   $10,880   $14,717
Units Outstanding..................      --      --       856     1,036     1,335
Variable Accumulation Unit Value...     $--     $--   $  6.22   $ 10.51   $ 11.04
Total Return.......................      --      --    (40.9%)    (4.7%)     4.6%
Investment Income Ratio............      --      --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................     $--     $--   $ 3,105   $ 6,073   $ 7,081
Units Outstanding..................      --      --       458       531       590
Variable Accumulation Unit Value...     $--     $--   $  6.78   $ 11.45   $ 12.00
Total Return.......................      --      --    (40.8%)    (4.6%)     4.8%
Investment Income Ratio............      --      --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................     $--     $--   $    26   $    51   $    57
Units Outstanding..................      --      --         4         4         4
Variable Accumulation Unit Value...     $--     $--   $  7.42   $ 12.57   $ 13.23
Total Return.......................      --      --    (41.0%)    (5.0%)     4.4%
Investment Income Ratio............      --      --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................     $--     $--   $    --   $    --   $    --
Units Outstanding..................      --      --        --        --        --
Variable Accumulation Unit Value...     $--     $--   $    --   $    --   $    --
Total Return.......................      --      --        --        --        --
Investment Income Ratio............      --      --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            ALGER
                        MAINSTAY VP                                   SMALL CAP GROWTH--
               U.S. SMALL CAP--INITIAL CLASS                           CLASS I-2 SHARES
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010     2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------



      $22,449   $21,964   $ 7,469  $ 18,278   $14,757  $30,483   $29,725   $24,555   $60,436   $67,921
        1,768     2,129     1,006     1,275     1,389    2,088     2,517     2,981     3,861     5,028
      $ 12.72   $ 10.32   $  7.42   $ 14.26   $ 10.62  $ 14.60   $ 11.82   $  8.24   $ 15.64   $ 13.53
        23.3%     39.1%    (48.0%)    34.2%     11.1%    23.6%     43.5%    (47.3%)    15.6%     18.3%
         0.1%        --        --        --        --       --        --        --        --        --


      $   212   $   255   $   105   $   212   $   178  $   191   $   218   $   188   $   379   $   410
           18        26        15        15        18       19        27        33        35        43
      $ 12.06   $  9.80   $  7.06   $ 13.58   $ 10.13  $ 10.12   $  8.21   $  5.73   $ 10.89   $  9.44
        23.1%     38.9%    (48.0%)    34.0%     10.9%    23.4%     43.3%    (47.4%)    15.4%     18.2%
         0.1%        --        --        --        --       --        --        --        --        --



      $10,453   $10,506   $ 3,648   $ 8,932   $ 6,163  $ 6,152   $ 6,379   $ 5,512   $13,722   $14,487
          866     1,074       518       656       606      658       841     1,044     1,361     1,660
      $ 12.08   $  9.82   $  7.07   $ 13.62   $ 10.17  $  9.36   $  7.59   $  5.30   $ 10.08   $  8.74
        23.0%     38.8%    (48.1%)    33.9%     10.8%    23.3%     43.2%    (47.5%)    15.4%     18.1%
         0.1%        --        --        --        --       --        --        --        --        --


      $ 4,052   $ 4,752   $ 1,070   $ 2,147   $ 1,544  $ 1,764   $ 1,848   $ 1,618   $ 3,672   $ 3,658
          252       363       114       118       115       91       118       148       179       202
      $ 16.12   $ 13.08   $  9.41   $ 18.09   $ 13.48  $ 19.37   $ 15.68   $ 10.94   $ 20.78   $ 17.98
        23.2%     39.0%    (48.0%)    34.1%     11.0%    23.5%     43.4%    (47.4%)    15.6%     18.3%
           --        --        --        --        --       --        --        --        --        --


      $    27   $    23   $    77   $   164   $     9  $    51   $    45   $    32   $    77   $    88
            1         1         7         7         1        2         2         3         3         4
      $ 19.52   $ 15.90   $ 11.49   $ 22.17   $ 16.59  $ 22.17   $ 18.02   $ 12.62   $ 24.07   $ 20.91
        22.7%     38.4%    (48.2%)    33.6%     10.6%    23.0%     42.8%    (47.6%)    15.1%     17.8%
         0.1%        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --


      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
      $    --   $    --   $    --   $    --   $    --  $    --   $    --   $    --   $    --   $    --
           --        --        --        --        --       --        --        --        --        --
           --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                        CALVERT VP
                                                       SRI BALANCED
                                                        PORTFOLIO
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $13,576  $13,467   $12,030   $21,345   $25,281
Units Outstanding..................       727      797       880     1,057     1,268
Variable Accumulation Unit Value...   $ 18.70  $ 16.92   $ 13.69   $ 20.22   $ 19.96
Total Return.......................     10.5%    23.6%    (32.3%)     1.3%      7.3%
Investment Income Ratio............      1.4%     2.2%      2.3%      2.2%      2.1%

SERIES II POLICIES (b)
Net Assets.........................   $   129  $   132   $   119   $   239   $   213
Units Outstanding..................        13       15        17        23        21
Variable Accumulation Unit Value...   $  9.64  $  8.73   $  7.08   $ 10.47   $ 10.35
Total Return.......................     10.4%    23.4%    (32.4%)     1.2%      7.1%
Investment Income Ratio............      1.4%     2.1%      2.1%      2.3%      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 5,096  $ 5,682   $ 5,567   $ 9,243   $10,060
Units Outstanding..................       546      672       811       911     1,004
Variable Accumulation Unit Value...   $  9.33  $  8.46   $  6.86   $ 10.15   $ 10.03
Total Return.......................     10.3%    23.3%    (32.4%)     1.1%      7.0%
Investment Income Ratio............      1.3%     2.0%      2.4%      2.3%      2.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,051  $ 3,955   $ 3,371   $ 5,649   $ 5,824
Units Outstanding..................       335      362       381       432       451
Variable Accumulation Unit Value...   $ 12.09  $ 10.94   $  8.86   $ 13.09   $ 12.92
Total Return.......................     10.5%    23.5%    (32.3%)     1.3%      7.2%
Investment Income Ratio............      1.4%     2.2%      2.4%      2.4%      2.4%

SERIES V POLICIES (e)
Net Assets.........................   $   627  $   592   $   470   $   809   $   867
Units Outstanding..................        49       51        50        58        62
Variable Accumulation Unit Value...   $ 12.79  $ 11.62   $  9.45   $ 14.02   $ 13.90
Total Return.......................     10.0%    23.0%    (32.6%)     0.9%      6.8%
Investment Income Ratio............      1.4%     2.3%      2.4%      2.5%      2.4%

SERIES VI POLICIES (f)
Net Assets.........................   $ 2,082  $ 1,869   $ 1,803   $ 2,832   $ 2,954
Units Outstanding..................       177      175       208       220       232
Variable Accumulation Unit Value...   $ 11.78  $ 10.69   $  8.68   $ 12.87   $ 12.74
Total Return.......................     10.2%    23.1%    (32.5%)     1.0%      6.9%
Investment Income Ratio............      1.5%     2.0%      2.5%      2.4%      2.6%

SERIES VII POLICIES (g)
Net Assets.........................   $    47  $     1   $    --   $    --   $    --
Units Outstanding..................         4       --        --        --        --
Variable Accumulation Unit Value...   $ 11.09  $ 10.06   $    --   $    --   $    --
Total Return.......................     10.3%     0.6%        --        --        --
Investment Income Ratio............      7.3%    24.1%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   745  $    33   $    --   $    --   $    --
Units Outstanding..................        66        3        --        --        --
Variable Accumulation Unit Value...   $ 11.21  $ 10.13   $    --   $    --   $    --
Total Return.......................     10.6%     1.3%        --        --        --
Investment Income Ratio............      4.1%    23.1%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   651  $    23   $    --   $    --   $    --
Units Outstanding..................        59        2        --        --        --
Variable Accumulation Unit Value...   $ 11.08  $ 10.05   $    --   $    --   $    --
Total Return.......................     10.3%     0.5%        --        --        --
Investment Income Ratio............      2.9%    36.3%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        DREYFUS IP                                       FIDELITY(R)
                    TECHNOLOGY GROWTH--                              VIP CONTRAFUND(R)--
                      INITIAL SHARES                                    INITIAL CLASS
      ----------------------------------------------  ------------------------------------------------
        2010     2009     2008      2007      2006      2010      2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


       $10,693  $9,341   $ 4,887   $11,014   $11,723  $158,349  $162,039  $141,011  $310,382  $328,808
           896   1,003       817     1,065     1,284     5,843     6,908     8,044    10,034    12,342
       $ 11.93  $ 9.31   $  5.99   $ 10.32   $  9.12  $  27.12  $  23.46  $  17.53  $  30.93  $  26.67
         28.1%   55.5%    (42.0%)    13.1%      2.9%     15.6%     33.8%    (43.3%)    16.0%     10.2%
            --    0.4%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $    85  $   49   $    97   $   217   $   224  $  1,128  $  1,064  $  1,023  $  2,180  $  1,816
             6       4        13        17        20        80        87       112       135       130
       $ 14.39  $11.25   $  7.25   $ 12.51   $ 11.08  $  14.10  $  12.22  $   9.14  $  16.15  $  13.95
         27.9%   55.2%    (42.1%)    13.0%      2.7%     15.4%     33.6%    (43.4%)    15.8%     10.0%
            --    0.3%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $ 6,336  $5,088   $ 2,692   $ 5,640   $ 5,428  $ 33,068  $ 35,534  $ 31,735  $ 66,442  $ 62,163
           530     544       447       541       590     2,449     3,037     3,620     4,290     4,646
       $ 11.95  $ 9.34   $  6.02   $ 10.40   $  9.21  $  13.50  $  11.71  $   8.77  $  15.49  $  13.39
         27.9%   55.2%    (42.1%)    12.9%      2.6%     15.4%     33.6%    (43.4%)    15.7%      9.9%
            --    0.4%        --        --        --      1.2%      1.4%      0.9%      0.9%      1.3%


       $ 1,704  $1,454   $   865   $ 1,863   $ 1,885  $ 12,252  $ 13,283  $ 12,284  $ 23,041  $ 20,025
           118     129       119       148       170       765       962     1,188     1,261     1,269
       $ 14.47  $11.30   $  7.27   $ 12.54   $ 11.09  $  16.01  $  13.86  $  10.36  $  18.29  $  15.78
         28.1%   55.4%    (42.0%)    13.1%      2.8%     15.5%     33.8%    (43.3%)    15.9%     10.1%
            --    0.4%        --        --        --      1.2%      1.4%      1.0%      1.0%      1.3%


       $   134  $   93   $    48   $    69   $    48  $    225  $    286  $    229  $    518  $    628
             7       6         5         4         3        12        18        19        24        34
       $ 18.71  $14.67   $  9.48   $ 16.42   $ 14.58  $  18.51  $  16.09  $  12.08  $  21.40  $  18.54
         27.6%   54.8%    (42.3%)    12.6%      2.4%     15.1%     33.2%    (43.6%)    15.4%      9.7%
            --    0.4%        --        --        --      1.1%      1.4%      1.0%      0.9%      1.3%


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --


       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
       $    --  $   --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --      --        --        --        --        --        --        --        --        --
            --      --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                       FIDELITY(R)
                                                   VIP EQUITY-INCOME--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $63,198  $66,332   $60,955  $143,891  $176,652
Units Outstanding..................     3,504    4,177     4,926     6,579     8,089
Variable Accumulation Unit Value...   $ 18.04  $ 15.89   $ 12.38  $  21.89  $  21.86
Total Return.......................     13.5%    28.4%    (43.5%)     0.1%     18.5%
Investment Income Ratio............      1.7%     2.2%      2.2%      1.7%      3.3%

SERIES II POLICIES (b)
Net Assets.........................   $   319  $   362   $   374  $    903  $    934
Units Outstanding..................        27       35        47        64        66
Variable Accumulation Unit Value...   $ 11.63  $ 10.25   $  8.00  $  14.17  $  14.17
Total Return.......................     13.4%    28.2%    (43.5%)       --     18.3%
Investment Income Ratio............      1.8%     2.2%      2.1%      1.8%      3.3%

SERIES III POLICIES (c)
Net Assets.........................   $16,591  $19,333   $18,360  $ 39,194  $ 43,301
Units Outstanding..................     1,455    1,921     2,337     2,817     3,115
Variable Accumulation Unit Value...   $ 11.41  $ 10.07   $  7.86  $  13.92  $  13.93
Total Return.......................     13.3%    28.1%    (43.6%)    (0.1%)    18.3%
Investment Income Ratio............      1.6%     2.2%      2.4%      1.7%      3.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 4,988  $ 5,278   $ 4,916  $  9,960  $ 10,984
Units Outstanding..................       426      511       613       700       772
Variable Accumulation Unit Value...   $ 11.72  $ 10.33   $  8.05  $  14.24  $  14.23
Total Return.......................     13.5%    28.3%    (43.5%)     0.1%     18.5%
Investment Income Ratio............      1.7%     2.2%      2.4%      1.7%      3.3%

SERIES V POLICIES (e)
Net Assets.........................   $   116  $   112   $   124  $    304  $    465
Units Outstanding..................        10       11        16        22        33
Variable Accumulation Unit Value...   $ 11.47  $ 10.15   $  7.94  $  14.11  $  14.15
Total Return.......................     13.0%    27.8%    (43.7%)    (0.3%)    18.0%
Investment Income Ratio............      1.8%     1.8%      2.1%      1.9%      3.7%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $    --  $    --   $    --  $     --  $     --
Units Outstanding..................        --       --        --        --        --
Variable Accumulation Unit Value...   $    --  $    --   $    --  $     --  $     --
Total Return.......................        --       --        --        --        --
Investment Income Ratio............        --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                    JANUS ASPEN BALANCED                              JANUS ASPEN WORLDWIDE
                         PORTFOLIO--                                       PORTFOLIO--
                    INSTITUTIONAL SHARES                              INSTITUTIONAL SHARES
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


      $206,940  $226,651  $210,949  $322,937  $378,517   $76,997   $78,681   $65,724  $149,193  $173,489
         7,232     8,472     9,780    12,429    15,886     4,556     5,317     6,031     7,468     9,403
      $  28.62  $  26.78  $  21.57  $  25.99  $  23.85   $ 16.90   $ 14.80   $ 10.90  $  19.97  $  18.48
          6.9%     24.1%    (17.0%)     9.0%      9.2%     14.2%     35.8%    (45.4%)     8.1%     16.6%
          2.8%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.7%      1.7%


      $  1,053  $  1,119  $  1,022  $  1,447  $  1,377   $   148   $   181   $   181  $    392  $    691
            72        81        92       109       112        21        29        39        46        88
      $  14.68  $  13.76  $  11.10  $  13.40  $  12.31   $  7.13   $  6.25   $  4.61  $   8.46  $   7.84
          6.7%     24.0%    (17.1%)     8.8%      9.0%     14.1%     35.6%    (45.5%)     7.9%     16.4%
          2.7%      3.0%      2.6%      2.6%      2.1%      0.6%      1.3%      1.2%      0.7%      1.8%


      $ 36,990  $ 43,909  $ 42,100  $ 58,855  $ 62,239   $ 7,163   $ 8,433   $ 7,222  $ 15,136  $ 15,213
         2,686     3,400     4,039     4,677     5,382     1,098     1,473     1,713     1,951     2,115
      $  13.78  $  12.91  $  10.42  $  12.59  $  11.57   $  6.52   $  5.72   $  4.22  $   7.76  $   7.19
          6.7%     23.9%    (17.2%)     8.8%      9.0%     14.0%     35.5%    (45.5%)     7.9%     16.3%
          2.7%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.7%      1.8%


      $ 16,832  $ 16,264  $ 13,714  $ 18,624  $ 19,557   $ 2,981   $ 3,288   $ 2,701  $  5,875  $  6,014
         1,095     1,133     1,182     1,332     1,523       273       344       384       455       504
      $  15.37  $  14.39  $  11.60  $  13.98  $  12.83   $ 10.91   $  9.55   $  7.04  $  12.91  $  11.94
          6.8%     24.1%    (17.1%)     8.9%      9.1%     14.2%     35.7%    (45.5%)     8.0%     16.5%
          2.8%      3.0%      2.6%      2.5%      2.1%      0.6%      1.4%      1.2%      0.8%      1.8%


      $    160  $    205  $    194  $    323  $    414   $    29   $    31   $    40  $     92  $     81
            10        14        16        23        32         2         3         5         6         5
      $  15.50  $  14.57  $  11.79  $  14.27  $  13.15   $ 13.50   $ 11.88   $  8.79  $  16.17  $  15.03
          6.4%     23.6%    (17.4%)     8.5%      8.7%     13.7%     35.2%    (45.7%)     7.6%     15.9%
          2.8%      3.0%      2.5%      2.3%      2.0%      0.6%      1.3%      1.2%      0.7%      1.6%


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                         MFS(R)
                                                INVESTORS TRUST SERIES--
                                                      INITIAL CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $7,974   $8,865   $ 8,312   $16,463   $19,437
Units Outstanding..................      735      897     1,050     1,374     1,764
Variable Accumulation Unit Value...   $10.84   $ 9.90   $  7.91   $ 11.99   $ 11.03
Total Return.......................     9.6%    25.1%    (34.0%)     8.7%     11.4%
Investment Income Ratio............     1.2%     1.7%      0.9%      0.9%      0.5%

SERIES II POLICIES (b)
Net Assets.........................   $  188   $  178   $   174   $   272   $   322
Units Outstanding..................       20       20        25        26        33
Variable Accumulation Unit Value...   $ 9.52   $ 8.70   $  6.96   $ 10.57   $  9.73
Total Return.......................     9.4%    24.9%    (34.1%)     8.6%     11.3%
Investment Income Ratio............     1.2%     1.6%      0.8%      0.9%      0.5%

SERIES III POLICIES (c)
Net Assets.........................   $2,027   $2,736   $ 3,113   $ 5,209   $ 5,335
Units Outstanding..................      217      320       456       502       558
Variable Accumulation Unit Value...   $ 9.33   $ 8.53   $  6.83   $ 10.37   $  9.56
Total Return.......................     9.3%    24.9%    (34.1%)     8.5%     11.2%
Investment Income Ratio............     1.3%     1.8%      0.8%      0.8%      0.5%

SERIES IV POLICIES (d)
Net Assets.........................   $  680   $  772   $   778   $ 1,283   $ 1,334
Units Outstanding..................       55       68        86        93       104
Variable Accumulation Unit Value...   $12.43   $11.35   $  9.08   $ 13.76   $ 12.67
Total Return.......................     9.5%    25.1%    (34.0%)     8.7%     11.4%
Investment Income Ratio............     1.2%     1.7%      0.8%      0.8%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $   13   $   13   $    45   $    72   $    70
Units Outstanding..................        1        1         4         4         4
Variable Accumulation Unit Value...   $15.36   $14.08   $ 11.30   $ 17.21   $ 15.90
Total Return.......................     9.1%    24.6%    (34.3%)     8.2%     10.8%
Investment Income Ratio............     1.2%     2.1%      0.8%      0.8%      0.4%

SERIES VI POLICIES (f)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   --   $   --   $    --   $    --   $    --
Units Outstanding..................       --       --        --        --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $    --   $    --
Total Return.......................       --       --        --        --        --
Investment Income Ratio............       --       --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                           MFS(R)
                          RESEARCH                                         UTILITIES
                   SERIES--INITIAL CLASS                             SERIES--INITIAL CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $10,341  $10,815   $ 9,961   $20,040   $25,440   $1,193    $1,299    $ 1,234   $2,435    $2,035
           855    1,022     1,211     1,536     2,180       61        74         92      112       118
       $ 12.10  $ 10.59   $  8.22   $ 13.05   $ 11.69   $19.71    $17.57    $ 13.37   $21.76    $17.25
         14.3%    28.7%    (37.0%)    11.6%      8.9%    12.2%     31.4%     (38.5%)   26.1%     29.4%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      4.9%       1.5%     0.9%      1.9%


       $   137  $   122   $    99   $   181   $   238   $   25    $   23    $    46   $   85    $   58
            16       16        17        20        29        1         1          3        3         3
       $  8.49  $  7.44   $  5.79   $  9.20   $  8.25   $22.99    $20.51    $ 15.64   $25.48    $20.24
         14.1%    28.5%    (37.1%)    11.5%      8.8%    12.1%     31.2%     (38.6%)   25.9%     29.2%
          0.9%     1.4%      0.5%      0.7%      0.5%     3.2%      4.0%       1.5%     0.5%      1.3%


       $ 2,275  $ 2,789   $ 2,573   $ 5,125   $ 5,379   $1,265    $1,872    $ 1,890   $3,574    $3,030
           281      393       468       583       683       69       115        152      176       188
       $  8.10  $  7.10   $  5.53   $  8.79   $  7.89   $18.31    $16.35    $ 12.47   $20.33    $16.15
         14.1%    28.5%    (37.1%)    11.4%      8.7%    12.0%     31.1%     (38.7%)   25.9%     29.2%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      5.1%       1.5%     1.0%      2.0%


       $   554  $   713   $   648   $ 1,094   $ 1,079   $   63    $   80    $   104   $  178    $  170
            42       62        72        77        84        2         3          5        5         7
       $ 13.23  $ 11.58   $  9.00   $ 14.29   $ 12.80   $29.74    $26.52    $ 20.20   $32.88    $26.08
         14.2%    28.7%    (37.0%)    11.6%      8.9%    12.2%     31.3%     (38.6%)   26.1%     29.4%
          0.9%     1.5%      0.5%      0.7%      0.5%     3.3%      5.5%       1.5%     1.0%      2.4%


       $     8  $     6   $     4   $     6   $     7   $   29    $   27    $    22   $   65    $   41
             1       --        --        --        --        1         1          1        2         2
       $ 15.68  $ 13.78   $ 10.76   $ 17.14   $ 15.43   $25.91    $23.19    $ 17.74   $28.99    $23.09
         13.8%    28.2%    (37.3%)    11.1%      8.4%    11.7%     30.8%     (38.8%)   25.6%     28.9%
          0.9%     1.4%      0.5%      0.6%      0.9%     3.2%      4.9%       1.5%     0.9%      3.0%


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --


       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
       $    --  $    --   $    --   $    --   $    --   $   --    $   --    $    --   $   --    $   --
            --       --        --        --        --       --        --         --       --        --
            --       --        --        --        --       --        --         --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    NEUBERGER BERMAN
                                                       AMT MID-CAP
                                                GROWTH PORTFOLIO--CLASS I
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $1,201   $1,085   $ 1,185   $3,160    $3,195
Units Outstanding..................       87      100       142      212       258
Variable Accumulation Unit Value...   $13.76   $10.81   $  8.33   $14.92    $12.35
Total Return.......................    27.3%    29.8%    (44.2%)   20.8%     13.1%
Investment Income Ratio............       --       --        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $   13   $   11   $    18   $   43    $   44
Units Outstanding..................        1        1         2        3         3
Variable Accumulation Unit Value...   $14.05   $11.05   $  8.53   $15.29    $12.68
Total Return.......................    27.1%    29.6%    (44.2%)   20.6%     12.9%
Investment Income Ratio............       --       --        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $1,446   $1,522   $ 1,441   $3,264    $3,034
Units Outstanding..................      103      137       168      213       238
Variable Accumulation Unit Value...   $14.08   $11.08   $  8.56   $15.36    $12.74
Total Return.......................    27.0%    29.5%    (44.3%)   20.6%     12.9%
Investment Income Ratio............       --       --        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $  347   $  341   $   352   $  768    $  743
Units Outstanding..................       18       22        29       36        42
Variable Accumulation Unit Value...   $19.75   $15.52   $ 11.97   $21.44    $17.76
Total Return.......................    27.2%    29.7%    (44.2%)   20.8%     13.0%
Investment Income Ratio............       --       --        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $   28   $   23   $    34   $   65    $   75
Units Outstanding..................        2        2         3        3         4
Variable Accumulation Unit Value...   $18.61   $14.68   $ 11.37   $20.45    $17.00
Total Return.......................    26.7%    29.2%    (44.4%)   20.3%     12.5%
Investment Income Ratio............       --       --        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $   --   $   --   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           ROYCE
                         MICRO-CAP                                           ROYCE
                        PORTFOLIO--                                  SMALL-CAP PORTFOLIO--
                      INVESTMENT CLASS                                 INVESTMENT CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $28,224  $19,842   $11,402   $20,156   $15,285   $20,251   $16,103   $11,583   $13,289   $11,550
         1,697    1,531     1,370     1,353     1,051     1,448     1,370     1,312     1,078       907
       $ 16.63  $ 12.97   $  8.32   $ 14.88   $ 14.51   $ 13.97   $ 11.75   $  8.81   $ 12.27   $ 12.72
         28.2%    55.8%    (44.1%)     2.5%     19.4%     18.8%     33.3%    (28.2%)    (3.5%)    13.8%
          2.0%       --      2.7%      1.5%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $ 1,872  $ 1,616   $   939   $ 1,311   $   642   $ 2,017   $ 1,833   $ 1,466   $ 1,355   $   645
           112      124       112        88        44       154       166       176       116        53
       $ 16.65  $ 13.01   $  8.36   $ 14.97   $ 14.62   $ 13.11   $ 11.05   $  8.30   $ 11.58   $ 12.01
         28.0%    55.6%    (44.1%)     2.4%     19.2%     18.7%     33.1%    (28.3%)    (3.6%)    13.7%
          1.9%       --      2.9%      1.7%      0.3%      0.1%        --      0.8%      0.1%        --


       $16,690  $13,265   $ 6,950   $12,085   $10,364   $10,516   $ 8,806   $ 7,412   $ 8,700   $ 6,938
         1,025    1,040       848       822       719       785       778       868       734       563
       $ 16.30  $ 12.74   $  8.19   $ 14.67   $ 14.34   $ 13.40   $ 11.30   $  8.49   $ 11.85   $ 12.30
         27.9%    55.5%    (44.2%)     2.3%     19.1%     18.6%     33.1%    (28.3%)    (3.7%)    13.6%
          2.0%       --      2.7%      1.5%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $23,679  $18,639   $12,326   $19,048   $11,636   $18,724   $16,770   $10,845   $12,085   $ 8,687
         1,466    1,477     1,515     1,311       821     1,369     1,455     1,250       999       694
       $ 16.16  $ 12.62   $  8.10   $ 14.49   $ 14.14   $ 13.69   $ 11.53   $  8.65   $ 12.05   $ 12.49
         28.1%    55.8%    (44.1%)     2.5%     19.3%     18.8%     33.3%    (28.2%)    (3.5%)    13.8%
          1.9%       --      2.9%      1.7%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $ 1,126  $ 1,129   $   659   $ 1,124   $   462   $   795   $   834   $   467   $   467   $   311
            72       95        84        79        33        66        77        57        40        26
       $ 15.61  $ 12.24   $  7.89   $ 14.16   $ 13.87   $ 12.79   $ 10.81   $  8.15   $ 11.40   $ 11.86
         27.6%    55.1%    (44.3%)     2.1%     18.8%     18.3%     32.7%    (28.5%)    (3.9%)    13.3%
          1.8%       --      3.0%      1.9%      0.3%      0.1%        --      0.8%      0.1%      0.1%


       $15,241  $12,155   $ 6,552   $ 9,540   $ 7,136   $ 9,990   $ 8,549   $ 6,314   $ 6,950   $ 5,019
           946      965       806       654       499       746       756       742       582       405
       $ 16.11  $ 12.61   $  8.12   $ 14.57   $ 14.26   $ 13.37   $ 11.29   $  8.50   $ 11.88   $ 12.35
         27.7%    55.3%    (44.3%)     2.2%     19.0%     18.4%     32.9%    (28.4%)    (3.8%)    13.3%
          1.9%       --      3.0%      1.6%      0.3%      0.1%        --      0.7%      0.1%      0.1%


       $   694  $   105   $    --   $    --   $    --   $   994   $    91   $    --   $    --   $    --
            45        9        --        --        --        77         7        --        --        --
       $ 15.17  $ 11.87   $    --   $    --   $    --   $ 13.03   $ 10.99   $    --   $    --   $    --
         27.8%    18.7%        --        --        --     18.6%      9.9%        --        --        --
          3.3%       --        --        --        --      0.2%        --        --        --        --


       $ 2,800  $   571   $    --   $    --   $    --   $ 2,014   $   606   $    --   $    --   $    --
           181       47        --        --        --       149        53        --        --        --
       $ 15.36  $ 11.98   $    --   $    --   $    --   $ 13.38   $ 11.26   $    --   $    --   $    --
         28.2%    19.8%        --        --        --     18.9%     12.6%        --        --        --
          2.7%       --        --        --        --      0.2%        --        --        --        --


       $ 2,508  $   413   $    --   $    --   $    --   $ 1,856   $   247   $    --   $    --   $    --
           163       32        --        --        --       138        21        --        --        --
       $ 15.25  $ 11.93   $    --   $    --   $    --   $ 13.44   $ 11.34   $    --   $    --   $    --
         27.8%    19.3%        --        --        --     18.6%     13.4%        --        --        --
          2.9%       --        --        --        --      0.2%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      T. ROWE PRICE
                                                          EQUITY
                                                     INCOME PORTFOLIO
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $56,834   $59,175   $57,922  $124,889  $149,810
Units Outstanding..................    3,782     4,466     5,412     7,348     8,977
Variable Accumulation Unit Value...  $ 15.04   $ 13.26   $ 10.70  $  16.99  $  16.69
Total Return.......................    13.4%     23.9%    (37.0%)     1.8%     17.3%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................  $   611   $   630   $   747  $  1,615  $  1,548
Units Outstanding..................       43        50        74       101        98
Variable Accumulation Unit Value...  $ 14.21   $ 12.55   $ 10.15  $  16.13  $  15.86
Total Return.......................    13.3%     23.7%    (37.1%)     1.7%     17.1%
Investment Income Ratio............     1.9%      1.9%      2.3%      1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................  $24,146   $26,636   $26,768  $ 51,770  $ 59,049
Units Outstanding..................    1,742     2,174     2,695     3,284     3,811
Variable Accumulation Unit Value...  $ 13.87   $ 12.25   $  9.91  $  15.76  $  15.51
Total Return.......................    13.2%     23.6%    (37.1%)     1.6%     17.1%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 7,095   $ 7,980   $ 8,824  $ 15,378  $ 16,286
Units Outstanding..................      571       727       997     1,093     1,176
Variable Accumulation Unit Value...  $ 12.44   $ 10.97   $  8.86  $  14.07  $  13.83
Total Return.......................    13.4%     23.8%    (37.0%)     1.8%     17.3%
Investment Income Ratio............     1.9%      2.0%      2.3%      1.7%      1.6%

SERIES V POLICIES (e)
Net Assets.........................  $   125   $   120   $   116  $    266  $    495
Units Outstanding..................       10        11        13        19        36
Variable Accumulation Unit Value...  $ 12.32   $ 10.91   $  8.85  $  14.11  $  13.92
Total Return.......................    12.9%     23.3%    (37.3%)     1.4%     16.8%
Investment Income Ratio............     1.9%      2.0%      2.2%      1.5%      1.5%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VII POLICIES (g)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $    --   $    --   $    --  $     --  $     --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --  $     --  $     --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                        UIF EMERGING                                       VAN ECK
                       MARKETS EQUITY                                     VIP GLOBAL
                     PORTFOLIO--CLASS I                                  HARD ASSETS
      -----------------------------------------------  -----------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008      2007      2006
      ------------------------------------------------------------------------------------------------


      $49,170   $50,119   $30,376   $91,476   $77,264  $142,310  $113,488   $71,238  $144,461  $94,179
        1,859     2,226     2,260     2,910     3,407     3,306     3,361     3,276     3,524    3,296
      $ 26.39   $ 22.48   $ 13.42   $ 31.39   $ 22.66  $  43.04  $  33.77   $ 21.74  $  40.93  $ 28.55
        17.4%     67.5%    (57.2%)    38.5%     35.2%     27.4%     55.3%    (46.9%)    43.3%    22.8%
         0.6%        --        --      0.4%      0.8%      0.4%      0.2%      0.3%      0.1%     0.1%


      $   386   $   287   $   188   $   436   $   830  $  9,092  $  8,115   $ 4,795  $  8,507  $ 3,245
           20        18        20        19        51       216       244       224       209      115
      $ 18.87   $ 16.10   $  9.63   $ 22.55   $ 16.30  $  42.26  $  33.21   $ 21.41  $  40.36  $ 28.20
        17.2%     67.2%    (57.3%)    38.3%     35.1%     27.2%     55.1%    (47.0%)    43.1%    22.6%
         0.6%        --        --      0.5%      0.8%      0.4%      0.2%      0.3%      0.1%       --


      $14,423   $16,033   $ 8,846   $27,213   $20,872  $ 92,890  $ 82,996   $52,615  $105,879  $77,460
          661       860       794     1,041     1,103     2,177     2,476     2,432     2,593    2,712
      $ 21.83   $ 18.64   $ 11.15   $ 26.12   $ 18.90  $  42.68  $  33.55   $ 21.64  $  40.82  $ 28.54
        17.1%     67.1%    (57.3%)    38.2%     35.0%     27.2%     55.0%    (47.0%)    43.1%    22.5%
         0.6%        --        --      0.4%      0.8%      0.4%      0.2%      0.3%      0.1%     0.1%


      $ 4,966   $ 4,497   $ 2,526   $ 7,541   $ 5,612  $ 96,588  $ 80,378   $46,031  $ 89,912  $50,508
          170       180       170       217       223     2,380     2,521     2,239     2,324    1,871
      $ 29.22   $ 24.90   $ 14.88   $ 34.80   $ 25.14  $  40.61  $  31.88   $ 20.53  $  38.67  $ 26.99
        17.3%     67.4%    (57.3%)    38.4%     35.2%     27.4%     55.3%    (46.9%)    43.3%    22.7%
         0.7%        --        --      0.4%      0.7%      0.4%      0.2%      0.3%      0.1%     0.1%


      $    69   $    50   $    87   $   260   $   151  $  4,565  $  3,963   $ 3,019  $  4,747  $ 2,738
            2         2         5         6         5        91       103       119        99       81
      $ 36.56   $ 31.29   $ 18.77   $ 44.08   $ 31.97  $  49.98  $  39.40   $ 25.48  $  48.17  $ 33.76
        16.8%     66.7%    (57.4%)    37.9%     34.6%     26.9%     54.6%    (47.1%)    42.7%    22.2%
         0.4%        --        --      0.3%      0.9%      0.4%      0.3%      0.3%      0.1%       --


      $    --   $    --   $    --   $    --   $    --  $ 63,667  $ 59,328   $37,764  $ 71,046  $39,009
           --        --        --        --        --     1,436     1,700     1,673     1,667    1,306
      $    --   $    --   $    --   $    --   $    --  $  44.30  $  34.89   $ 22.54  $  42.57  $ 29.80
           --        --        --        --        --     27.0%     54.8%    (47.1%)    42.8%    22.3%
           --        --        --        --        --      0.4%      0.2%      0.3%      0.1%     0.1%


      $    --   $    --   $    --   $    --   $    --  $  2,255  $    306   $    --  $     --  $    --
           --        --        --        --        --       146        26        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  15.41  $  12.12   $    --  $     --  $    --
           --        --        --        --        --     27.1%     21.2%        --        --       --
           --        --        --        --        --      0.1%        --        --        --       --


      $    --   $    --   $    --   $    --   $    --  $  6,835  $  1,315   $    --  $     --  $    --
           --        --        --        --        --       477       114        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  14.30  $  11.22   $    --  $     --  $    --
           --        --        --        --        --     27.5%     12.2%        --        --       --
           --        --        --        --        --      0.2%        --        --        --       --


      $    --   $    --   $    --   $    --   $    --  $  5,583  $    972   $    --  $     --  $    --
           --        --        --        --        --       387        84        --        --       --
      $    --   $    --   $    --   $    --   $    --  $  14.32  $  11.26   $    --  $     --  $    --
           --        --        --        --        --     27.1%     12.6%        --        --       --
           --        --        --        --        --      0.2%        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                                       BALANCED--
                                                     SERVICE CLASS
                                     ---------------------------------------------
                                       2010     2009     2008     2007      2006
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $28,124  $26,435  $25,236   $43,180   $46,803
Units Outstanding..................    2,442    2,566    2,966     3,754     4,111
Variable Accumulation Unit Value...  $ 11.51  $ 10.30  $  8.51   $ 11.51   $ 11.38
Total Return.......................    11.8%    21.1%   (26.1%)     1.1%      8.9%
Investment Income Ratio............     1.2%     2.9%       --      2.0%      2.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,187  $ 2,419  $ 2,067   $ 3,820   $ 3,074
Units Outstanding..................      192      238      245       334       272
Variable Accumulation Unit Value...  $ 11.38  $ 10.20  $  8.44   $ 11.43   $ 11.32
Total Return.......................    11.6%    20.9%   (26.2%)     1.0%      8.7%
Investment Income Ratio............     1.1%     3.0%       --      2.2%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $20,460  $20,597  $19,594   $33,230   $29,963
Units Outstanding..................    1,798    2,018    2,317     2,897     2,638
Variable Accumulation Unit Value...  $ 11.39  $ 10.21  $  8.45   $ 11.45   $ 11.35
Total Return.......................    11.5%    20.8%   (26.2%)     0.9%      8.7%
Investment Income Ratio............     1.2%     2.9%       --      2.0%      2.0%

SERIES IV POLICIES (d)
Net Assets.........................  $18,944  $20,355  $17,779   $31,073   $24,827
Units Outstanding..................    1,650    1,980    2,093     2,704     2,181
Variable Accumulation Unit Value...  $ 11.48  $ 10.28  $  8.50   $ 11.50   $ 11.38
Total Return.......................    11.7%    21.0%   (26.1%)     1.1%      8.8%
Investment Income Ratio............     1.2%     2.9%       --      2.1%      2.1%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,182  $ 1,332  $ 1,402   $ 2,238   $ 2,054
Units Outstanding..................      118      132      167       196       181
Variable Accumulation Unit Value...  $ 11.26  $ 10.12  $  8.40   $ 11.41   $ 11.34
Total Return.......................    11.3%    20.5%   (26.4%)     0.7%      8.4%
Investment Income Ratio............     1.2%     2.7%       --      2.0%      2.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,612  $15,515  $15,288   $23,879   $22,364
Units Outstanding..................    1,383    1,531    1,819     2,093     1,975
Variable Accumulation Unit Value...  $ 11.29  $ 10.14  $  8.40   $ 11.41   $ 11.32
Total Return.......................    11.4%    20.6%   (26.3%)     0.8%      8.5%
Investment Income Ratio............     1.2%     2.8%       --      2.0%      2.1%

SERIES VII POLICIES (g)
Net Assets.........................  $   377  $    55  $    --   $    --   $    --
Units Outstanding..................       35        5       --        --        --
Variable Accumulation Unit Value...  $ 11.10  $  9.95  $    --   $    --   $    --
Total Return.......................    11.5%    (0.5%)      --        --        --
Investment Income Ratio............     1.7%       --       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $   836  $    91  $    --   $    --   $    --
Units Outstanding..................       70        9       --        --        --
Variable Accumulation Unit Value...  $ 11.89  $ 10.64  $    --   $    --   $    --
Total Return.......................    11.8%     6.4%       --        --        --
Investment Income Ratio............     1.8%     3.6%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $ 1,303  $    77  $    --   $    --   $    --
Units Outstanding..................      109        7       --        --        --
Variable Accumulation Unit Value...  $ 11.91  $ 10.68  $    --   $    --   $    --
Total Return.......................    11.5%     6.8%       --        --        --
Investment Income Ratio............     2.0%     7.0%       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                   MAINSTAY VP
                          BOND--                                     COMMON STOCK--
                       SERVICE CLASS                                 SERVICE CLASS
      ----------------------------------------------  -------------------------------------------
        2010     2009      2008     2007      2006      2010     2009     2008     2007     2006
      -------------------------------------------------------------------------------------------



      $29,476   $23,996  $20,936   $17,119   $13,611  $ 9,716  $ 8,979  $ 7,340  $11,644  $ 9,997
        2,338     1,931    1,868     1,553     1,297      746      764      752      745      662
      $ 12.61   $ 11.88  $ 11.21   $ 10.99   $ 10.49  $ 13.02  $ 11.75  $  9.76  $ 15.61  $ 15.09
         6.1%      6.0%     2.0%      4.8%      2.8%    10.8%    20.4%   (37.4%)    3.4%    14.6%
         3.2%      4.5%     4.5%      3.8%      1.1%     1.4%     1.8%     1.2%     1.1%     0.5%


      $ 7,039   $ 6,260  $ 5,682   $ 4,131   $   858  $   777  $   849  $   729  $ 1,029  $   384
          572       538      516       373        83       75       91       94       82       32
      $ 12.34   $ 11.65  $ 11.01   $ 10.80   $ 10.33  $ 10.34  $  9.35  $  7.78  $ 12.45  $ 12.05
         5.9%      5.9%     1.9%      4.6%      2.7%    10.6%    20.2%   (37.5%)    3.3%    14.4%
         3.2%      4.7%     4.0%      5.9%      1.4%     1.4%     1.8%     1.3%     1.3%     0.8%


      $39,004   $33,246  $31,436   $27,639   $24,795  $ 9,071  $ 9,110  $ 8,634  $15,905  $15,284
        3,140     2,833    2,830     2,528     2,380      711      789      898    1,032    1,021
      $ 12.43   $ 11.74  $ 11.09   $ 10.90   $ 10.42  $ 12.77  $ 11.55  $  9.61  $ 15.39  $ 14.91
         5.9%      5.8%     1.8%      4.6%      2.6%    10.5%    20.1%   (37.6%)    3.2%    14.4%
         3.1%      4.4%     4.3%      3.7%      1.0%     1.4%     1.7%     1.2%     1.1%     0.4%


      $50,267   $42,252  $36,598   $31,506   $26,094  $14,831  $14,569  $12,550  $21,137  $17,491
        4,000     3,567    3,268     2,865     2,488    1,143    1,244    1,288    1,358    1,161
      $ 12.57   $ 11.85  $ 11.19   $ 10.97   $ 10.48  $ 12.97  $ 11.72  $  9.74  $ 15.57  $ 15.06
         6.0%      6.0%     2.0%      4.7%      2.8%    10.7%    20.3%   (37.5%)    3.4%    14.5%
         3.1%      4.6%     4.4%      3.7%      1.1%     1.4%     1.8%     1.2%     1.1%     0.4%


      $ 4,371   $ 4,523  $ 4,546   $ 3,466   $ 2,662  $   354  $   362  $   286  $   560  $   449
          361       394      418       323       260       28       32       30       37       30
      $ 12.11   $ 11.47  $ 10.87   $ 10.70   $ 10.26  $ 12.53  $ 11.36  $  9.48  $ 15.22  $ 14.78
         5.6%      5.5%     1.6%      4.3%      2.4%    10.3%    19.8%   (37.7%)    3.0%    14.1%
         3.0%      4.4%     4.2%      3.9%      1.0%     1.4%     1.8%     1.2%     1.1%     0.5%


      $32,838   $28,216  $24,897   $20,338   $15,506  $ 8,066  $ 8,047  $ 6,925  $12,001  $10,391
        2,673     2,425    2,265     1,878     1,497      636      701      723      781      697
      $ 12.28   $ 11.61  $ 10.99   $ 10.81   $ 10.36  $ 12.68  $ 11.49  $  9.58  $ 15.36  $ 14.90
         5.7%      5.6%     1.7%      4.4%      2.5%    10.4%    20.0%   (37.6%)    3.1%    14.2%
         3.1%      4.6%     4.3%      4.0%      1.0%     1.4%     1.8%     1.2%     1.1%     0.5%


      $ 4,020   $   528  $    --   $    --   $    --  $   102  $    53  $    --  $    --  $    --
          369        52       --        --        --        9        5       --       --       --
      $ 10.84   $ 10.24  $    --   $    --   $    --  $ 11.92  $ 10.79  $    --  $    --  $    --
         5.8%      2.4%       --        --        --    10.5%     7.9%       --       --       --
         4.2%     10.2%       --        --        --     1.5%     0.2%       --       --       --


      $ 7,306   $ 1,449  $    --   $    --   $    --  $   304  $    94  $    --  $    --  $    --
          673       142       --        --        --       24        8       --       --       --
      $ 10.84   $ 10.21  $    --   $    --   $    --  $ 12.42  $ 11.20  $    --  $    --  $    --
         6.1%      2.1%       --        --        --    10.8%    12.0%       --       --       --
         4.1%      5.4%       --        --        --     1.6%     2.6%       --       --       --


      $ 6,366   $   726  $    --   $    --   $    --  $   154  $    27  $    --  $    --  $    --
          588        71       --        --        --       13        3       --       --       --
      $ 10.78   $ 10.19  $    --   $    --   $    --  $ 11.87  $ 10.74  $    --  $    --  $    --
         5.8%      1.9%       --        --        --    10.5%     7.4%       --       --       --
         4.5%     10.2%       --        --        --     2.1%     3.2%       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                     MAINSTAY VP
                                                     CONSERVATIVE
                                                     ALLOCATION--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $63,037  $48,267  $35,810  $33,968  $17,229
Units Outstanding..................    5,257    4,445    3,955    3,010    1,612
Variable Accumulation Unit Value...  $ 11.99  $ 10.88  $  9.05  $ 11.28  $ 10.66
Total Return.......................    10.2%    20.2%   (19.7%)    5.7%     6.6%
Investment Income Ratio............     2.5%     3.1%       --     3.3%     1.9%

SERIES II POLICIES (b)
Net Assets.........................  $14,018  $12,702  $11,604  $ 9,873  $ 1,967
Units Outstanding..................    1,181    1,178    1,293      879      179
Variable Accumulation Unit Value...  $ 11.87  $ 10.78  $  8.98  $ 11.21  $ 10.62
Total Return.......................    10.0%    20.1%   (19.9%)    5.6%     6.2%
Investment Income Ratio............     2.4%     3.0%       --     4.7%     2.0%

SERIES III POLICIES (c)
Net Assets.........................  $45,013  $39,275  $28,974  $25,713  $ 9,793
Units Outstanding..................    3,792    3,638    3,212    2,285      919
Variable Accumulation Unit Value...  $ 11.87  $ 10.80  $  9.00  $ 11.23  $ 10.65
Total Return.......................    10.0%    20.0%   (19.9%)    5.5%     6.5%
Investment Income Ratio............     2.4%     3.2%       --     3.6%     1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $48,350  $40,044  $27,533  $21,458  $ 7,239
Units Outstanding..................    4,078    3,711    3,070    1,906      681
Variable Accumulation Unit Value...  $ 11.88  $ 10.78  $  8.97  $ 11.19  $ 10.58
Total Return.......................    10.1%    20.2%   (19.8%)    5.7%     5.8%
Investment Income Ratio............     2.4%     3.2%       --     3.6%     2.3%

SERIES V POLICIES (e)
Net Assets.........................  $ 3,225  $ 3,899  $ 2,829  $ 2,745  $   962
Units Outstanding..................      276      366      318      246       91
Variable Accumulation Unit Value...  $ 11.70  $ 10.66  $  8.91  $ 11.15  $ 10.59
Total Return.......................     9.7%    19.7%   (20.1%)    5.3%     5.9%
Investment Income Ratio............     2.1%     3.1%       --     3.8%     2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $36,357  $29,235  $23,266  $23,484  $ 8,859
Units Outstanding..................    3,112    2,744    2,617    2,114      837
Variable Accumulation Unit Value...  $ 11.68  $ 10.64  $  8.88  $ 11.10  $ 10.54
Total Return.......................     9.8%    19.8%   (20.0%)    5.4%     5.4%
Investment Income Ratio............     2.4%     3.0%       --     3.8%     2.4%

SERIES VII POLICIES (g)
Net Assets.........................  $ 3,225  $   667  $    --  $    --  $    --
Units Outstanding..................      276       64       --       --       --
Variable Accumulation Unit Value...  $ 11.68  $ 10.63  $    --  $    --  $    --
Total Return.......................     9.9%     6.3%       --       --       --
Investment Income Ratio............     3.1%     5.8%       --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 8,185  $ 1,803  $    --  $    --  $    --
Units Outstanding..................      698      170       --       --       --
Variable Accumulation Unit Value...  $ 11.72  $ 10.63  $    --  $    --  $    --
Total Return.......................    10.2%     6.3%       --       --       --
Investment Income Ratio............     3.2%     4.7%       --       --       --

SERIES IX POLICIES (i)
Net Assets.........................  $ 8,604  $ 1,635  $    --  $    --  $    --
Units Outstanding..................      737      155       --       --       --
Variable Accumulation Unit Value...  $ 11.63  $ 10.58  $    --  $    --  $    --
Total Return.......................     9.9%     5.8%       --       --       --
Investment Income Ratio............     3.2%     2.5%       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                      MAINSTAY VP                                    MAINSTAY VP
                     CONVERTIBLE--                                 FLOATING RATE--
                     SERVICE CLASS                                  SERVICE CLASS
      -------------------------------------------  ----------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008      2007      2006
      -------------------------------------------------------------------------------------------


      $32,172  $24,666  $14,878  $20,596  $16,277  $53,937  $50,249   $27,212   $50,519   $66,344
        2,026    1,830    1,561    1,392    1,248    4,790    4,742     3,380     4,749     6,301
      $ 15.87  $ 13.69  $  9.53  $ 14.77  $ 13.07  $ 11.27  $ 10.59   $  8.06   $ 10.62   $ 10.52
        15.9%    43.7%   (35.5%)   13.0%     8.6%     6.3%    31.4%    (24.1%)     0.9%      4.2%
         2.9%     2.1%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 6,407  $ 6,164  $ 3,428  $ 3,778  $ 1,298  $11,836  $11,436   $ 5,975   $14,728   $ 8,414
          463      515      411      282      113    1,054    1,081       741     1,383       797
      $ 13.85  $ 11.96  $  8.34  $ 12.94  $ 11.47  $ 11.23  $ 10.58   $  8.06   $ 10.63   $ 10.56
        15.8%    43.5%   (35.6%)   12.8%     8.4%     6.2%    31.2%    (24.2%)     0.7%      4.1%
         2.6%     2.2%     2.2%     2.9%     3.2%     3.8%     3.4%      5.1%      6.3%      6.1%


      $38,481  $34,145  $21,459  $33,759  $28,651  $44,584  $43,649   $24,106   $51,296   $41,204
        2,452    2,517    2,263    2,296    2,198    4,001    4,130     3,008     4,851     3,923
      $ 15.70  $ 13.57  $  9.46  $ 14.70  $ 13.03  $ 11.14  $ 10.50   $  8.00   $ 10.56   $ 10.49
        15.7%    43.4%   (35.6%)   12.8%     8.4%     6.1%    31.1%    (24.2%)     0.7%      4.0%
         2.7%     2.1%     1.9%     2.2%     2.3%     3.8%     3.4%      5.1%      6.3%      6.2%


      $48,253  $42,161  $27,408  $37,117  $30,765  $59,717  $56,842   $26,408   $52,122   $35,265
        3,069    3,105    2,895    2,529    2,370    5,316    5,380     3,283     4,908     3,353
      $ 15.73  $ 13.57  $  9.45  $ 14.66  $ 12.98  $ 11.24  $ 10.57   $  8.05   $ 10.60   $ 10.52
        15.9%    43.6%   (35.5%)   12.9%     8.6%     6.3%    31.3%    (24.1%)     0.8%      4.2%
         2.7%     2.1%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 2,852  $ 3,117  $ 1,662  $ 2,407  $ 1,829  $ 3,107  $ 3,801   $ 2,192   $ 3,333   $ 3,441
          190      236      180      167      143      278      366       271       312       318
      $ 15.26  $ 13.22  $  9.24  $ 14.39  $ 12.80  $ 11.19  $ 10.57   $  8.08   $ 10.69   $ 10.64
        15.4%    43.0%   (35.8%)   12.5%     8.1%     5.9%    30.8%    (24.4%)     0.4%      3.8%
         2.7%     2.2%     2.1%     2.2%     2.3%     3.8%     3.4%      5.1%      6.3%      6.1%


      $38,122  $34,086  $18,413  $25,017  $19,713  $36,261  $34,345   $17,376   $33,142   $25,234
        2,496    2,571    1,993    1,738    1,545    3,267    3,276     2,180     3,133     2,411
      $ 15.28  $ 13.22  $  9.23  $ 14.37  $ 12.76  $ 11.10  $ 10.48   $  8.00   $ 10.58   $ 10.52
        15.5%    43.2%   (35.7%)   12.6%     8.2%     6.0%    30.9%    (24.3%)     0.5%      3.9%
         2.7%     2.2%     2.1%     2.2%     2.4%     3.8%     3.4%      5.1%      6.3%      6.1%


      $ 2,530  $   432  $    --  $    --  $    --  $ 5,326  $ 1,195   $    --   $    --   $    --
          194       39       --       --       --      484      116        --        --        --
      $ 13.06  $ 11.29  $    --  $    --  $    --  $ 10.96  $ 10.33   $    --   $    --   $    --
        15.6%    12.9%       --       --       --     6.1%     3.3%        --        --        --
         3.8%     3.5%       --       --       --     3.8%     3.5%        --        --        --


      $ 5,944  $ 1,123  $    --  $    --  $    --  $ 8,010  $ 1,783   $    --   $    --   $    --
          454       98       --       --       --      725      170        --        --        --
      $ 13.05  $ 11.25  $    --  $    --  $    --  $ 11.03  $ 10.37   $    --   $    --   $    --
        16.0%    12.5%       --       --       --     6.4%     3.7%        --        --        --
         3.7%     4.0%       --       --       --     3.8%     3.5%        --        --        --


      $ 5,274  $   878  $    --  $    --  $    --  $ 6,125  $   763   $    --   $    --   $    --
          398       73       --       --       --      560       74        --        --        --
      $ 13.22  $ 11.43  $    --  $    --  $    --  $ 10.94  $ 10.31   $    --   $    --   $    --
        15.6%    14.3%       --       --       --     6.1%     3.1%        --        --        --
         3.7%     3.4%       --       --       --     3.8%     3.5%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                                       GOVERNMENT--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $25,310  $21,711   $25,835   $12,747   $10,264
Units Outstanding..................     2,112    1,877     2,232     1,190     1,005
Variable Accumulation Unit Value...   $ 11.98  $ 11.56   $ 11.57   $ 10.71   $ 10.21
Total Return.......................      3.6%     0.0%      8.0%      4.9%      2.4%
Investment Income Ratio............      3.1%     3.2%      3.7%      5.0%      0.9%

SERIES II POLICIES (b)
Net Assets.........................   $ 6,166  $ 5,917   $ 7,458   $ 2,056   $   436
Units Outstanding..................       515      511       644       177        42
Variable Accumulation Unit Value...   $ 12.00  $ 11.60   $ 11.62   $ 10.78   $ 10.28
Total Return.......................      3.5%    (0.2%)     7.8%      4.8%      2.2%
Investment Income Ratio............      2.9%     3.3%      3.9%      6.7%      1.0%

SERIES III POLICIES (c)
Net Assets.........................   $26,704  $26,121   $38,534   $18,224   $17,078
Units Outstanding..................     2,274    2,299     3,324     1,723     1,691
Variable Accumulation Unit Value...   $ 11.75  $ 11.36   $ 11.39   $ 10.57   $ 10.09
Total Return.......................      3.4%    (0.2%)     7.8%      4.7%      2.1%
Investment Income Ratio............      3.1%     3.0%      3.6%      4.9%      0.9%

SERIES IV POLICIES (d)
Net Assets.........................   $37,270  $33,769   $38,114   $19,355   $16,646
Units Outstanding..................     3,122    2,926     3,298     1,804     1,630
Variable Accumulation Unit Value...   $ 11.95  $ 11.54   $ 11.55   $ 10.70   $ 10.20
Total Return.......................      3.6%    (0.1%)     8.0%      4.9%      2.3%
Investment Income Ratio............      3.0%     3.4%      3.5%      4.8%      0.9%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,670  $ 2,331   $ 2,585   $ 2,733   $ 1,626
Units Outstanding..................       144      207       229       260       162
Variable Accumulation Unit Value...   $ 11.60  $ 11.24   $ 11.30   $ 10.51   $ 10.06
Total Return.......................      3.2%    (0.5%)     7.5%      4.5%      1.9%
Investment Income Ratio............      2.7%     3.2%      2.8%      5.6%      1.0%

SERIES VI POLICIES (f)
Net Assets.........................   $19,669  $18,690   $28,327   $13,450   $ 9,551
Units Outstanding..................     1,685    1,654     2,486     1,276       948
Variable Accumulation Unit Value...   $ 11.67  $ 11.30   $ 11.34   $ 10.54   $ 10.08
Total Return.......................      3.3%    (0.4%)     7.6%      4.6%      2.0%
Investment Income Ratio............      3.1%     3.0%      3.6%      5.2%      0.9%

SERIES VII POLICIES (g)
Net Assets.........................   $ 2,924  $   484   $    --   $    --   $    --
Units Outstanding..................       284       48        --        --        --
Variable Accumulation Unit Value...   $ 10.32  $  9.99   $    --   $    --   $    --
Total Return.......................      3.4%    (0.1%)       --        --        --
Investment Income Ratio............      4.0%     7.4%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,665  $   507   $    --   $    --   $    --
Units Outstanding..................       350       50        --        --        --
Variable Accumulation Unit Value...   $ 10.44  $ 10.07   $    --   $    --   $    --
Total Return.......................      3.7%     0.7%        --        --        --
Investment Income Ratio............      4.3%     7.0%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 3,566  $   294   $    --   $    --   $    --
Units Outstanding..................       344       27        --        --        --
Variable Accumulation Unit Value...   $ 10.38  $ 10.04   $    --   $    --   $    --
Total Return.......................      3.4%     0.4%        --        --        --
Investment Income Ratio............      4.1%     7.4%        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                        MAINSTAY VP                                       MAINSTAY VP
                    GROWTH ALLOCATION--                                 GROWTH EQUITY--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2010      2009     2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $40,004  $34,388   $24,802   $31,812   $16,922   $10,083   $9,103    $ 6,991   $12,301   $10,744
         3,799    3,697     3,357     2,631     1,524       824      830        841       888       859
       $ 10.53  $  9.30   $  7.39   $ 12.03   $ 11.08   $ 12.11   $10.97    $  8.31   $ 13.83   $ 12.51
         13.2%    25.9%    (38.6%)     8.6%     10.8%     10.4%    32.0%     (39.9%)    10.6%      2.7%
          1.0%     2.2%      0.6%      1.2%      1.4%      0.3%     0.3%       0.3%        --      0.2%


       $ 1,764  $ 1,613   $ 1,082   $ 1,602   $   571   $   630   $  587    $   428   $   601   $   208
           174      180       151       138        53        58       60         57        48        18
       $ 10.14  $  8.97   $  7.13   $ 11.64   $ 10.73   $ 10.84   $ 9.83    $  7.46   $ 12.43   $ 11.26
         13.0%    25.8%    (38.7%)     8.4%      7.3%     10.2%    31.8%     (40.0%)    10.4%      2.6%
          1.0%     2.3%      0.5%      1.4%      1.6%      0.3%     0.3%       0.3%        --      0.2%


       $14,754  $13,645   $10,577   $16,106   $ 7,010   $ 9,747   $9,667    $ 8,278   $16,119   $16,850
         1,443    1,507     1,468     1,369       646       808      885        996     1,164     1,341
       $ 10.23  $  9.05   $  7.20   $ 11.76   $ 10.85   $ 12.07   $10.95    $  8.32   $ 13.86   $ 12.56
         12.9%    25.7%    (38.7%)     8.4%      8.5%     10.2%    31.7%     (40.0%)    10.3%      2.5%
          1.0%     2.1%      0.5%      1.3%      1.4%      0.3%     0.3%       0.2%        --      0.2%


       $21,849  $21,318   $15,831   $19,362   $11,086   $ 7,783   $7,828    $ 6,426   $11,935   $11,896
         2,081    2,296     2,147     1,606       999       645      717        776       865       953
       $ 10.50  $  9.28   $  7.38   $ 12.02   $ 11.07   $ 12.06   $10.94    $  8.29   $ 13.79   $ 12.48
         13.1%    25.9%    (38.6%)     8.6%     10.7%     10.3%    31.9%     (39.9%)    10.5%      2.7%
          1.0%     2.2%      0.5%      1.2%      1.4%      0.3%     0.3%       0.3%        --      0.2%


       $   686  $   720   $   571   $   999   $   686   $   228   $  436    $   209   $   517   $   553
            68       81        80        86        64        20       41         26        39        46
       $ 10.05  $  8.92   $  7.12   $ 11.64   $ 10.77   $ 11.55   $10.51    $  8.00   $ 13.37   $ 12.14
         12.6%    25.4%    (38.9%)     8.1%      7.7%      9.9%    31.4%     (40.1%)    10.1%      2.2%
          0.9%     2.1%      0.5%      1.1%      1.2%      0.3%     0.3%       0.2%        --      0.2%


       $13,130  $12,741   $10,236   $14,582   $ 5,801   $ 6,755   $6,450    $ 5,488   $10,236   $11,233
         1,303    1,425     1,435     1,252       511       573      602        673       752       909
       $ 10.08  $  8.94   $  7.12   $ 11.64   $ 10.76   $ 11.79   $10.72    $  8.15   $ 13.61   $ 12.35
         12.8%    25.5%    (38.8%)     8.2%      7.6%     10.0%    31.5%     (40.1%)    10.2%      2.4%
          1.0%     2.2%      0.5%      1.3%      1.6%      0.3%     0.3%       0.2%        --      0.2%


       $   221  $    58   $    --   $    --   $    --   $    72   $   10    $    --   $    --   $    --
            18        5        --        --        --         6        1         --        --        --
       $ 12.14  $ 10.75   $    --   $    --   $    --   $ 12.41   $11.27    $    --   $    --   $    --
         12.9%     7.5%        --        --        --     10.1%    12.7%         --        --        --
          1.2%     5.8%        --        --        --      0.6%     0.7%         --        --        --


       $ 2,007  $   543   $    --   $    --   $    --   $   223   $   17    $    --   $    --   $    --
           157       48        --        --        --        18        2         --        --        --
       $ 12.76  $ 11.27   $    --   $    --   $    --   $ 12.18   $11.03    $    --   $    --   $    --
         13.2%    12.7%        --        --        --     10.4%    10.3%         --        --        --
          1.3%     3.9%        --        --        --      0.5%     0.2%         --        --        --


       $ 1,814  $   418   $    --   $    --   $    --   $   244   $   35    $    --   $    --   $    --
           145       37        --        --        --        20        3         --        --        --
       $ 12.39  $ 10.98   $    --   $    --   $    --   $ 12.28   $11.16    $    --   $    --   $    --
         12.9%     9.8%        --        --        --     10.1%    11.6%         --        --        --
          1.2%     3.1%        --        --        --      0.4%     0.1%         --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                               HIGH YIELD CORPORATE BOND--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009      2008     2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $111,571  $ 89,028  $53,572  $ 76,442  $ 65,778
Units Outstanding..................     6,755     6,001    5,054     5,387     4,654
Variable Accumulation Unit Value...  $  16.51  $  14.90  $ 10.60  $  14.20  $  14.12
Total Return.......................     10.8%     40.5%   (25.3%)     0.6%     10.2%
Investment Income Ratio............      6.0%      8.0%     8.9%      6.8%      2.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 25,640  $ 24,529  $ 9,687  $ 13,752  $  6,351
Units Outstanding..................     1,948     2,062    1,140     1,206       552
Variable Accumulation Unit Value...  $  13.17  $  11.90  $  8.48  $  11.38  $  11.32
Total Return.......................     10.7%     40.3%   (25.5%)     0.5%     10.0%
Investment Income Ratio............      5.7%      9.0%     9.2%      7.9%      2.8%

SERIES III POLICIES (c)
Net Assets.........................  $169,272  $156,332  $89,005  $135,741  $134,191
Units Outstanding..................    10,455    10,681    8,477     9,684     9,605
Variable Accumulation Unit Value...  $  16.19  $  14.64  $ 10.44  $  14.01  $  13.95
Total Return.......................     10.6%     40.2%   (25.5%)     0.4%     10.0%
Investment Income Ratio............      5.8%      8.3%     8.7%      6.6%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................  $175,842  $164,586  $93,233  $138,150  $123,311
Units Outstanding..................    10,635    11,021    8,764     9,688     8,698
Variable Accumulation Unit Value...  $  16.54  $  14.93  $ 10.63  $  14.25  $  14.17
Total Return.......................     10.8%     40.4%   (25.4%)     0.6%     10.1%
Investment Income Ratio............      5.8%      8.3%     9.0%      6.8%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $ 13,016  $ 13,159  $ 6,129  $ 11,504  $ 12,883
Units Outstanding..................       813       885      594       827       929
Variable Accumulation Unit Value...  $  15.94  $  14.44  $ 10.33  $  13.90  $  13.87
Total Return.......................     10.3%     39.9%   (25.7%)     0.2%      9.7%
Investment Income Ratio............      5.7%      8.7%     8.0%      6.1%      1.8%

SERIES VI POLICIES (f)
Net Assets.........................  $131,849  $121,259  $65,777  $ 91,960  $ 81,548
Units Outstanding..................     8,199     8,304    6,324     6,578     5,835
Variable Accumulation Unit Value...  $  16.08  $  14.56  $ 10.40  $  13.98  $  13.94
Total Return.......................     10.4%     40.0%   (25.6%)     0.3%      9.8%
Investment Income Ratio............      5.9%      8.2%     9.0%      6.7%      2.0%

SERIES VII POLICIES (g)
Net Assets.........................  $ 11,270  $  2,682  $    --  $     --  $     --
Units Outstanding..................       903       242       --        --        --
Variable Accumulation Unit Value...  $  12.27  $  11.09  $    --  $     --  $     --
Total Return.......................     10.6%     10.9%       --        --        --
Investment Income Ratio............      7.5%     14.1%       --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................  $ 20,910  $  4,854  $    --  $     --  $     --
Units Outstanding..................     1,721       439       --        --        --
Variable Accumulation Unit Value...  $  12.14  $  10.95  $    --  $     --  $     --
Total Return.......................     10.9%      9.5%       --        --        --
Investment Income Ratio............      7.8%     14.9%       --        --        --

SERIES IX POLICIES (i)
Net Assets.........................  $ 29,310  $  4,260  $    --  $     --  $     --
Units Outstanding..................     2,406       387       --        --        --
Variable Accumulation Unit Value...  $  12.07  $  10.92  $    --  $     --  $     --
Total Return.......................     10.6%      9.2%       --        --        --
Investment Income Ratio............      8.1%     14.4%       --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                      MAINSTAY VP                                  MAINSTAY VP
                  ICAP SELECT EQUITY--                           INCOME BUILDER--
                     SERVICE CLASS                                SERVICE CLASS
      -------------------------------------------  -------------------------------------------
        2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ----------------------------------------------------------------------------------------


      $64,536  $54,061  $25,171  $18,509  $ 6,252  $ 9,991  $ 8,694  $ 7,044  $10,000  $ 9,122
        4,478    4,366    2,583    1,166      413      754      743      731      746      720
      $ 14.41  $ 12.40  $  9.74  $ 15.87  $ 15.10  $ 13.21  $ 11.70  $  9.63  $ 13.39  $ 12.66
        16.2%    27.3%   (38.6%)    5.1%    17.3%    12.9%    21.5%   (28.1%)    5.8%     7.7%
         0.7%     1.6%     0.5%     0.6%     0.1%     3.0%     3.4%     3.1%     2.1%     0.5%


      $ 7,051  $ 7,479  $ 4,212  $ 4,483  $   327  $ 1,250  $ 1,031  $   798  $   409  $   161
          603      742      531      340       27      106       99       93       34       14
      $ 11.70  $ 10.08  $  7.93  $ 12.94  $ 12.33  $ 11.78  $ 10.45  $  8.62  $ 12.00  $ 11.37
        16.0%    27.1%   (38.7%)    5.0%    17.2%    12.7%    21.3%   (28.2%)    5.6%     7.6%
         0.7%     1.7%     0.5%     0.7%     0.3%     3.0%     3.6%     4.5%     2.8%     0.6%


      $64,482  $61,666  $31,399  $25,973  $ 9,830  $11,613  $10,696  $ 9,905  $16,167  $17,200
        4,551    5,044    3,263    1,652      656      893      927    1,037    1,219    1,372
      $ 14.17  $ 12.22  $  9.62  $ 15.70  $ 14.97  $ 13.00  $ 11.54  $  9.51  $ 13.26  $ 12.57
        16.0%    27.0%   (38.7%)    4.9%    17.1%    12.7%    21.3%   (28.3%)    5.5%     7.5%
         0.7%     1.6%     0.5%     0.6%     0.1%     2.9%     3.3%     3.0%     2.0%     0.4%


      $84,825  $79,618  $39,427  $30,523  $11,038  $ 8,385  $ 7,965  $ 7,047  $11,398  $11,226
        5,923    6,456    4,065    1,926      732      630      675      725      843      878
      $ 14.32  $ 12.33  $  9.69  $ 15.80  $ 15.04  $ 13.31  $ 11.80  $  9.71  $ 13.52  $ 12.79
        16.1%    27.2%   (38.6%)    5.1%    17.3%    12.9%    21.4%   (28.2%)    5.7%     7.6%
         0.7%     1.6%     0.5%     0.6%     0.2%     2.9%     3.4%     2.9%     2.1%     0.5%


      $ 3,491  $ 3,584  $ 1,815  $ 2,136  $   962  $   443  $   373  $   303  $   686  $   684
          251      300      193      138       65       35       33       33       53       56
      $ 13.82  $ 11.95  $  9.43  $ 15.43  $ 14.75  $ 12.61  $ 11.22  $  9.27  $ 12.96  $ 12.31
        15.7%    26.7%   (38.9%)    4.6%    16.8%    12.4%    20.9%   (28.4%)    5.3%     7.2%
         0.7%     1.6%     0.4%     0.5%     0.1%     2.9%     3.5%     2.8%     2.1%     0.4%


      $57,036  $52,821  $28,496  $23,613  $ 7,661  $ 7,700  $ 6,826  $ 5,728  $ 8,801  $ 8,848
        4,071    4,364    2,988    1,513      514      607      607      616      678      715
      $ 14.01  $ 12.10  $  9.54  $ 15.60  $ 14.89  $ 12.68  $ 11.27  $  9.31  $ 12.99  $ 12.33
        15.8%    26.8%   (38.8%)    4.7%    16.9%    12.5%    21.1%   (28.4%)    5.4%     7.3%
         0.7%     1.6%     0.5%     0.6%     0.2%     3.1%     3.4%     3.0%     2.0%     0.5%


      $ 2,019  $   255  $    --  $    --  $    --  $   355  $    36  $    --  $    --  $    --
          156       23       --       --       --       26        3       --       --       --
      $ 12.84  $ 11.08  $    --  $    --  $    --  $ 11.89  $ 10.56  $    --  $    --  $    --
        15.9%    10.8%       --       --       --    12.6%     5.6%       --       --       --
         1.1%     1.7%       --       --       --     2.8%     9.7%       --       --       --


      $ 4,506  $   994  $    --  $    --  $    --  $   685  $   171  $    --  $    --  $    --
          357       92       --       --       --       58       16       --       --       --
      $ 12.56  $ 10.80  $    --  $    --  $    --  $ 11.85  $ 10.49  $    --  $    --  $    --
        16.2%     8.0%       --       --       --    13.0%     4.9%       --       --       --
         1.0%     2.8%       --       --       --     4.2%       --       --       --       --


      $ 3,842  $   750  $    --  $    --  $    --  $   912  $    62  $    --  $    --  $    --
          307       65       --       --       --       74        6       --       --       --
      $ 12.48  $ 10.76  $    --  $    --  $    --  $ 12.25  $ 10.88  $    --  $    --  $    --
        15.9%     7.6%       --       --       --    12.6%     8.8%       --       --       --
         1.0%     1.7%       --       --       --     4.2%     1.9%       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP
                                                 INTERNATIONAL EQUITY--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                       2010      2009      2008      2007     2006
                                     ----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $35,207   $31,245   $26,138  $34,716  $24,928
Units Outstanding..................     2,071     1,896     1,863    1,806    1,339
Variable Accumulation Unit Value...   $ 17.00   $ 16.47   $ 14.03  $ 19.19  $ 18.59
Total Return.......................      3.2%     17.4%    (26.9%)    3.2%    29.2%
Investment Income Ratio............      3.2%      7.1%      1.3%     0.6%     0.2%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,167   $ 4,381   $ 3,894  $ 5,359  $ 2,397
Units Outstanding..................       329       357       371      372      172
Variable Accumulation Unit Value...   $ 12.68   $ 12.30   $ 10.49  $ 14.38  $ 13.95
Total Return.......................      3.0%     17.2%    (27.0%)    3.1%    29.0%
Investment Income Ratio............      3.0%      7.0%      1.2%     0.7%     0.3%

SERIES III POLICIES (c)
Net Assets.........................   $31,910   $34,201   $31,362  $50,876  $44,302
Units Outstanding..................     1,935     2,138     2,295    2,712    2,432
Variable Accumulation Unit Value...   $ 16.49   $ 16.01   $ 13.67  $ 18.73  $ 18.18
Total Return.......................      3.0%     17.2%    (27.0%)    3.0%    28.9%
Investment Income Ratio............      3.0%      7.0%      1.2%     0.6%     0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $48,300   $48,477   $42,792  $62,627  $50,013
Units Outstanding..................     2,887     2,980     3,093    3,303    2,724
Variable Accumulation Unit Value...   $ 16.74   $ 16.23   $ 13.83  $ 18.93  $ 18.35
Total Return.......................      3.1%     17.3%    (26.9%)    3.2%    29.1%
Investment Income Ratio............      3.1%      7.0%      1.2%     0.6%     0.2%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,653   $ 3,162   $ 2,881  $ 4,100  $ 2,996
Units Outstanding..................       171       205       219      226      170
Variable Accumulation Unit Value...   $ 15.83   $ 15.41   $ 13.18  $ 18.11  $ 17.63
Total Return.......................      2.7%     16.9%    (27.2%)    2.8%    28.6%
Investment Income Ratio............      3.0%      6.8%      1.2%     0.6%     0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $30,562   $31,140   $29,181  $43,867  $37,864
Units Outstanding..................     1,902     1,992     2,184    2,390    2,118
Variable Accumulation Unit Value...   $ 16.08   $ 15.63   $ 13.36  $ 18.34  $ 17.83
Total Return.......................      2.8%     17.0%    (27.1%)    2.9%    28.7%
Investment Income Ratio............      3.1%      6.9%      1.2%     0.5%     0.2%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,131   $   123   $    --  $    --  $    --
Units Outstanding..................       100        10        --       --       --
Variable Accumulation Unit Value...   $ 11.24   $ 10.92   $    --  $    --  $    --
Total Return.......................      2.9%      9.2%        --       --       --
Investment Income Ratio............      4.7%      6.8%        --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,306   $   669   $    --  $    --  $    --
Units Outstanding..................       288        60        --       --       --
Variable Accumulation Unit Value...   $ 11.37   $ 11.02   $    --  $    --  $    --
Total Return.......................      3.2%     10.2%        --       --       --
Investment Income Ratio............      4.1%      8.8%        --       --       --

SERIES IX POLICIES (i)
Net Assets.........................   $ 2,539   $   563   $    --  $    --  $    --
Units Outstanding..................       222        51        --       --       --
Variable Accumulation Unit Value...   $ 11.33   $ 11.00   $    --  $    --  $    --
Total Return.......................      2.9%     10.0%        --       --       --
Investment Income Ratio............      4.0%     13.9%        --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $15,301   $11,373   $ 6,525   $ 8,089   $4,851    $45,903   $38,255   $12,903   $22,217   $18,032
         1,170       994       785       586      419      2,611     2,647     1,202     1,176       986
       $ 13.07   $ 11.44   $  8.31   $ 13.79   $11.56    $ 17.57   $ 14.45   $ 10.73   $ 18.88   $ 18.28
         14.3%     37.7%    (39.8%)    19.4%     5.5%      21.6%     34.7%    (43.2%)     3.3%     13.1%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $ 1,652   $ 1,880   $ 1,422   $ 1,146   $  295    $ 3,536   $ 3,310   $ 1,514   $ 2,509   $   973
           123       160       167        77       25        283       323       198       186        74
       $ 13.40   $ 11.75   $  8.54   $ 14.21   $11.92    $ 12.51   $ 10.30   $  7.66   $ 13.51   $ 13.09
         14.1%     37.5%    (39.9%)    19.2%     5.3%      21.4%     34.5%    (43.3%)     3.2%     12.9%
            --        --        --        --       --       0.2%      0.2%        --      0.3%        --


       $15,024   $14,140   $ 9,350   $12,888   $8,805    $42,435   $40,225   $14,289   $29,030   $27,464
         1,170     1,254     1,138       943      768      2,467     2,837     1,351     1,557     1,522
       $ 12.86   $ 11.28   $  8.20   $ 13.65   $11.46    $ 17.21   $ 14.18   $ 10.55   $ 18.60   $ 18.04
         14.1%     37.5%    (39.9%)    19.1%     5.3%      21.4%     34.4%    (43.3%)     3.1%     12.8%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $24,785   $21,834   $15,284   $15,201   $9,704    $53,532   $47,815   $17,460   $33,257   $27,704
         1,908     1,907     1,839     1,099      842      3,075     3,339     1,641     1,774     1,527
       $ 13.01   $ 11.39   $  8.27   $ 13.75   $11.52    $ 17.41   $ 14.32   $ 10.64   $ 18.73   $ 18.14
         14.2%     37.7%    (39.8%)    19.3%     5.4%      21.6%     34.6%    (43.2%)     3.3%     13.0%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $ 1,478   $ 1,523   $   831   $   999   $  613    $ 2,229   $ 2,226   $   898   $ 2,168   $ 2,092
           120       141       106        76       55        135       159        86       117       116
       $ 12.28   $ 10.79   $  7.87   $ 13.13   $11.05    $ 17.00   $ 14.04   $ 10.47   $ 18.51   $ 18.00
         13.8%     37.1%    (40.1%)    18.8%     5.0%      21.1%     34.1%    (43.4%)     2.8%     12.6%
            --        --        --        --       --       0.2%      0.2%        --      0.2%        --


       $14,900   $14,154   $ 8,755   $11,767   $6,145    $37,183   $33,454   $13,044   $26,914   $24,573
         1,172     1,266     1,076       865      538      2,199     2,398     1,254     1,465     1,376
       $ 12.71   $ 11.16   $  8.13   $ 13.55   $11.39    $ 16.92   $ 13.96   $ 10.40   $ 18.37   $ 17.84
         13.9%     37.3%    (40.0%)    18.9%     5.1%      21.2%     34.2%    (43.4%)     2.9%     12.7%
            --        --        --        --       --       0.3%      0.2%        --      0.2%        --


       $   760   $   207   $    --   $    --   $   --    $   393   $    36   $    --   $    --   $    --
            57        18        --        --       --         29         3        --        --        --
       $ 13.25   $ 11.62   $    --   $    --   $   --    $ 13.68   $ 11.27   $    --   $    --   $    --
         14.0%     16.2%        --        --       --      21.3%     12.7%        --        --        --
            --        --        --        --       --       0.4%      0.2%        --        --        --


       $ 2,651   $   758   $    --   $    --   $   --    $ 1,419   $   383   $    --   $    --   $    --
           203        65        --        --       --        103        34        --        --        --
       $ 13.07   $ 11.43   $    --   $    --   $   --    $ 13.73   $ 11.28   $    --   $    --   $    --
         14.3%     14.3%        --        --       --      21.7%     12.8%        --        --        --
            --        --        --        --       --       0.3%      0.3%        --        --        --


       $ 2,680   $   552   $    --   $    --   $   --    $ 1,004   $   191   $    --   $    --   $    --
           207        48        --        --       --         70        16        --        --        --
       $ 12.90   $ 11.32   $    --   $    --   $   --    $ 13.94   $ 11.49   $    --   $    --   $    --
         14.0%     13.2%        --        --       --      21.3%     14.9%        --        --        --
            --        --        --        --       --       0.3%      0.3%        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                      MAINSTAY VP
                                                    MID CAP GROWTH--
                                                     SERVICE CLASS
                                     ---------------------------------------------
                                       2010      2009      2008     2007     2006
                                     ---------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--       $--    $15,930  $30,018  $23,982
Units Outstanding..................      --        --      1,425    1,460    1,334
Variable Accumulation Unit Value...     $--       $--    $ 11.17  $ 20.52  $ 18.02
Total Return.......................      --        --     (45.6%)   13.9%     7.4%
Investment Income Ratio............      --        --         --       --       --

SERIES II POLICIES (b)
Net Assets.........................     $--       $--    $ 1,284  $ 1,922  $   947
Units Outstanding..................      --        --        164      133       75
Variable Accumulation Unit Value...     $--       $--    $  7.81  $ 14.37  $ 12.64
Total Return.......................      --        --     (45.6%)   13.7%     7.3%
Investment Income Ratio............      --        --         --       --       --

SERIES III POLICIES (c)
Net Assets.........................     $--       $--    $17,969  $39,208  $35,786
Units Outstanding..................      --        --      1,659    1,970    2,040
Variable Accumulation Unit Value...     $--       $--    $ 10.83  $ 19.93  $ 17.54
Total Return.......................      --        --     (45.7%)   13.7%     7.2%
Investment Income Ratio............      --        --         --       --       --

SERIES IV POLICIES (d)
Net Assets.........................     $--       $--    $20,479  $42,594  $37,892
Units Outstanding..................      --        --      1,878    2,123    2,150
Variable Accumulation Unit Value...     $--       $--    $ 10.92  $ 20.07  $ 17.63
Total Return.......................      --        --     (45.6%)   13.8%     7.4%
Investment Income Ratio............      --        --         --       --       --

SERIES V POLICIES (e)
Net Assets.........................     $--       $--    $   712  $ 1,637  $ 1,581
Units Outstanding..................      --        --         68       84       92
Variable Accumulation Unit Value...     $--       $--    $ 10.50  $ 19.38  $ 17.10
Total Return.......................      --        --     (45.8%)   13.4%     7.0%
Investment Income Ratio............      --        --         --       --       --

SERIES VI POLICIES (f)
Net Assets.........................     $--       $--    $15,365  $34,534  $27,243
Units Outstanding..................      --        --      1,405    1,710    1,531
Variable Accumulation Unit Value...     $--       $--    $ 10.96  $ 20.20  $ 17.80
Total Return.......................      --        --     (45.8%)   13.5%     7.1%
Investment Income Ratio............      --        --         --       --       --

SERIES VII POLICIES (g)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --

SERIES VIII POLICIES (h)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --

SERIES IX POLICIES (i)
Net Assets.........................     $--       $--    $    --  $    --  $    --
Units Outstanding..................      --        --         --       --       --
Variable Accumulation Unit Value...     $--       $--    $    --  $    --  $    --
Total Return.......................      --        --         --       --       --
Investment Income Ratio............      --        --         --       --       --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                       MAINSTAY VP                                    MAINSTAY VP
                     MID CAP VALUE--                             MODERATE ALLOCATION--
                      SERVICE CLASS                                  SERVICE CLASS
      --------------------------------------------  -----------------------------------------------
        2010      2009     2008     2007     2006     2010      2009      2008      2007      2006
      ---------------------------------------------------------------------------------------------


         $--      $--    $17,173  $27,197  $24,729   $91,991   $73,039   $51,736   $54,540  $30,214
          --       --      1,701    1,788    1,582     7,937     7,000     6,063     4,704    2,780
         $--      $--    $ 10.10  $ 15.20  $ 15.64   $ 11.60   $ 10.42   $  8.53   $ 11.59  $ 10.83
          --       --     (33.6%)   (2.8%)   12.2%     11.2%     22.3%    (26.4%)     7.0%     8.3%
          --       --       1.4%     0.9%       --      2.0%      2.8%      0.2%      2.5%     1.8%


         $--      $--    $ 1,746  $ 2,489  $ 1,288   $13,866   $13,104   $ 9,021   $ 8,563  $ 2,332
          --       --        226      213      108     1,220     1,281     1,076       748      215
         $--      $--    $  7.71  $ 11.62  $ 11.97   $ 11.36   $ 10.23   $  8.38   $ 11.41  $ 10.68
          --       --     (33.7%)   (2.9%)   12.0%     11.1%     22.1%    (26.5%)     6.8%     6.8%
          --       --       1.4%     1.0%       --      1.9%      2.9%      0.2%      3.6%     1.7%


         $--      $--    $22,799  $42,801  $47,112   $64,377   $60,368   $36,709   $40,680  $21,672
          --       --      2,257    2,809    2,992     5,671     5,902     4,382     3,557    2,025
         $--      $--    $ 10.11  $ 15.24  $ 15.71   $ 11.35   $ 10.23   $  8.38   $ 11.41  $ 10.69
          --       --     (33.7%)   (3.0%)   12.0%     11.0%     22.0%    (26.6%)     6.7%     6.9%
          --       --       1.3%     0.8%       --      1.6%      2.9%      0.2%      2.7%     1.9%


         $--      $--    $28,558  $49,929  $48,022   $70,849   $66,986   $45,529   $44,835  $21,125
          --       --      2,839    3,289    3,074     6,166     6,477     5,375     3,890    1,962
         $--      $--    $ 10.07  $ 15.17  $ 15.61   $ 11.49   $ 10.34   $  8.46   $ 11.50  $ 10.76
          --       --     (33.6%)   (2.8%)   12.1%     11.2%     22.2%    (26.5%)     6.9%     7.6%
          --       --       1.3%     0.8%       --      2.0%      2.8%      0.3%      2.7%     2.0%


         $--      $--    $   999  $ 2,020  $ 2,264   $ 3,070   $ 3,611   $ 3,017   $ 4,096  $ 1,827
          --       --        102      136      148       268       355       362       359      171
         $--      $--    $  9.80  $ 14.83  $ 15.31   $ 11.25   $ 10.16   $  8.35   $ 11.40  $ 10.70
          --       --     (33.9%)   (3.2%)   11.7%     10.7%     21.7%    (26.8%)     6.5%     7.0%
          --       --       1.2%     0.8%       --      1.8%      2.6%      0.2%      2.8%     2.0%


         $--      $--    $16,808  $29,486  $30,700   $46,016   $39,844   $31,523   $31,222  $16,309
          --       --      1,703    1,974    1,988     4,082     3,916     3,775     2,742    1,526
         $--      $--    $  9.91  $ 14.96  $ 15.44   $ 11.27   $ 10.17   $  8.35   $ 11.38  $ 10.68
          --       --     (33.8%)   (3.1%)   11.8%     10.9%     21.8%    (26.7%)     6.6%     6.8%
          --       --       1.3%     0.8%       --      2.0%      2.7%      0.3%      2.6%     1.5%


         $--      $--    $    --  $    --  $    --   $ 2,032   $   608   $    --   $    --  $    --
          --       --         --       --       --       169        56        --        --       --
         $--      $--    $    --  $    --  $    --   $ 12.01   $ 10.82   $    --   $    --  $    --
          --       --         --       --       --     11.0%      8.2%        --        --       --
          --       --         --       --       --      2.2%      3.0%        --        --       --


         $--      $--    $    --  $    --  $    --   $ 8,589   $ 1,348   $    --   $    --  $    --
          --       --         --       --       --       719       126        --        --       --
         $--      $--    $    --  $    --  $    --   $ 11.95   $ 10.73   $    --   $    --  $    --
          --       --         --       --       --     11.3%      7.3%        --        --       --
          --       --         --       --       --      2.8%      3.9%        --        --       --


         $--      $--    $    --  $    --  $    --   $ 8,244   $ 1,015   $    --   $    --  $    --
          --       --         --       --       --       689        94        --        --       --
         $--      $--    $    --  $    --  $    --   $ 11.92   $ 10.74   $    --   $    --  $    --
          --       --         --       --       --     11.0%      7.4%        --        --       --
          --       --         --       --       --      2.9%      2.7%        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                             MODERATE GROWTH ALLOCATION--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2010     2009     2008     2007     2006
                                     -------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $95,191  $76,703  $54,582  $66,815  $35,349
Units Outstanding..................    8,494    7,701    6,919    5,620    3,194
Variable Accumulation Unit Value...  $ 11.20  $  9.96  $  7.88  $ 11.87  $ 11.03
Total Return.......................    12.5%    26.3%   (33.6%)    7.6%    10.3%
Investment Income Ratio............     1.4%     2.8%     0.4%     2.0%     1.7%
SERIES II POLICIES (b)
Net Assets.........................  $ 4,843  $ 4,467  $ 5,217  $ 7,034  $ 3,820
Units Outstanding..................      444      455      677      593      353
Variable Accumulation Unit Value...  $ 10.92  $  9.72  $  7.71  $ 11.63  $ 10.82
Total Return.......................    12.3%    26.1%   (33.7%)    7.5%     8.2%
Investment Income Ratio............     1.4%     2.3%     0.4%     2.0%     4.3%
SERIES III POLICIES (c)
Net Assets.........................  $38,834  $36,778  $31,732  $43,548  $24,900
Units Outstanding..................    3,553    3,776    4,096    3,735    2,290
Variable Accumulation Unit Value...  $ 10.93  $  9.74  $  7.73  $ 11.66  $ 10.85
Total Return.......................    12.2%    26.1%   (33.7%)    7.4%     8.5%
Investment Income Ratio............     1.3%     2.7%     0.4%     2.0%     1.7%
SERIES IV POLICIES (d)
Net Assets.........................  $55,162  $53,176  $40,459  $42,215  $21,832
Units Outstanding..................    4,967    5,380    5,167    3,572    1,981
Variable Accumulation Unit Value...  $ 11.11  $  9.89  $  7.83  $ 11.80  $ 10.97
Total Return.......................    12.4%    26.3%   (33.6%)    7.6%     9.7%
Investment Income Ratio............     1.4%     2.7%     0.5%     2.1%     1.8%
SERIES V POLICIES (e)
Net Assets.........................  $ 1,282  $ 1,577  $ 1,796  $ 3,059  $ 1,782
Units Outstanding..................      120      166      238      267      167
Variable Accumulation Unit Value...  $ 10.64  $  9.51  $  7.56  $ 11.44  $ 10.67
Total Return.......................    12.0%    25.8%   (33.9%)    7.1%     6.7%
Investment Income Ratio............     1.2%     2.3%     0.4%     2.0%     1.7%
SERIES VI POLICIES (f)
Net Assets.........................  $34,705  $31,722  $25,889  $36,880  $15,902
Units Outstanding..................    3,195    3,272    3,360    3,163    1,411
Variable Accumulation Unit Value...  $ 10.86  $  9.69  $  7.70  $ 11.63  $ 10.85
Total Return.......................    12.1%    25.9%   (33.8%)    7.2%     8.5%
Investment Income Ratio............     1.4%     2.7%     0.4%     2.1%     1.8%
SERIES VII POLICIES (g)
Net Assets.........................  $   813  $   115  $    --  $    --  $    --
Units Outstanding..................       68       11       --       --       --
Variable Accumulation Unit Value...  $ 11.98  $ 10.68  $    --  $    --  $    --
Total Return.......................    12.2%     6.8%       --       --       --
Investment Income Ratio............     1.7%     5.3%       --       --       --
SERIES VIII POLICIES (h)
Net Assets.........................  $10,449  $ 1,746  $    --  $    --  $    --
Units Outstanding..................      858      154       --       --       --
Variable Accumulation Unit Value...  $ 12.17  $ 10.82  $    --  $    --  $    --
Total Return.......................    12.5%     8.2%       --       --       --
Investment Income Ratio............     1.9%     5.3%       --       --       --
SERIES IX POLICIES (i)
Net Assets.........................  $12,015  $   801  $    --  $    --  $    --
Units Outstanding..................      974       74       --       --       --
Variable Accumulation Unit Value...  $ 12.21  $ 10.89  $    --  $    --  $    --
Total Return.......................    12.2%     8.9%       --       --       --
Investment Income Ratio............     2.0%     2.2%       --       --       --


Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                      MAINSTAY VP
                       S&P 500 INDEX--                                 SMALL CAP GROWTH--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  -----------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      -------------------------------------------------------------------------------------------------


       $43,261   $38,321   $30,442   $49,749   $43,645     $--       $--     $ 8,555   $14,893  $14,783
         3,357     3,362     3,315     3,356     3,049      --        --       1,078     1,108    1,048
       $ 12.87   $ 11.40   $  9.18   $ 14.82   $ 14.32     $--       $--     $  7.93   $ 13.43  $ 14.10
         12.9%     24.2%    (38.0%)     3.5%     13.5%      --        --      (40.9%)    (4.8%)    4.6%
          1.6%      2.6%      2.0%      1.5%      0.4%      --        --          --        --       --


       $ 2,420   $ 2,513   $ 2,033   $ 3,402   $ 1,502     $--       $--     $   369   $   612  $   359
           227       265       266       275       126      --        --          60        58       33
       $ 10.68   $  9.48   $  7.65   $ 12.36   $ 11.96     $--       $--     $  6.17   $ 10.45  $ 10.99
         12.7%     24.0%    (38.1%)     3.3%     13.4%      --        --      (41.0%)    (4.9%)    4.4%
          1.5%      2.5%      1.9%      1.7%      0.5%      --        --          --        --       --


       $42,183   $41,820   $36,223   $65,496   $70,399     $--       $--     $ 8,928   $17,582  $20,801
         3,344     3,731     4,006     4,480     4,970      --        --       1,130     1,312    1,475
       $ 12.62   $ 11.21   $  9.04   $ 14.62   $ 14.16     $--       $--     $  7.91   $ 13.41  $ 14.11
         12.6%     23.9%    (38.2%)     3.3%     13.3%      --        --      (41.0%)    (5.0%)    4.4%
          1.6%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $48,426   $46,511   $38,535   $67,132   $64,145     $--       $--     $10,658   $20,001  $21,824
         3,776     4,094     4,209     4,544     4,488      --        --       1,374     1,522    1,579
       $ 12.82   $ 11.36   $  9.15   $ 14.78   $ 14.29     $--       $--     $  7.76   $ 13.15  $ 13.81
         12.8%     24.1%    (38.1%)     3.5%     13.5%      --        --      (40.9%)    (4.8%)    4.5%
          1.6%      2.6%      2.0%      1.4%      0.4%      --        --          --        --       --


       $ 2,323   $ 2,684   $ 2,322   $ 4,530   $ 4,013     $--       $--     $   315   $   639  $   835
           191       242       259       312       285      --        --          42        51       63
       $ 12.45   $ 11.08   $  8.96   $ 14.53   $ 14.10     $--       $--     $  7.42   $ 12.62  $ 13.31
         12.3%     23.6%    (38.3%)     3.0%     13.0%      --        --      (41.2%)    (5.2%)    4.1%
          1.5%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $30,258   $29,214   $25,355   $42,623   $40,283     $--       $--     $ 6,336   $11,585  $12,311
         2,415     2,622     2,819     2,922     2,848      --        --         816       877      884
       $ 12.53   $ 11.14   $  9.00   $ 14.58   $ 14.14     $--       $--     $  7.78   $ 13.21  $ 13.92
         12.5%     23.8%    (38.3%)     3.1%     13.2%      --        --      (41.1%)    (5.1%)    4.2%
          1.6%      2.5%      2.0%      1.4%      0.4%      --        --          --        --       --


       $   458   $    68   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            38         6        --        --        --      --        --          --        --       --
       $ 12.16   $ 10.80   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.6%      8.0%        --        --        --      --        --          --        --       --
          2.4%      2.2%        --        --        --      --        --          --        --       --


       $ 1,016   $   201   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            80        18        --        --        --      --        --          --        --       --
       $ 12.73   $ 11.28   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.9%     12.8%        --        --        --      --        --          --        --       --
          2.0%      4.6%        --        --        --      --        --          --        --       --


       $   804   $   152   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
            64        14        --        --        --      --        --          --        --       --
       $ 12.57   $ 11.17   $    --   $    --   $    --     $--       $--     $    --   $    --  $    --
         12.6%     11.7%        --        --        --      --        --          --        --       --
          1.9%      5.0%        --        --        --      --        --          --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                     U.S. SMALL CAP--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,858  $17,091   $ 4,347   $ 8,014   $4,675
Units Outstanding..................     1,190    1,198       423       404      316
Variable Accumulation Unit Value...   $ 17.53  $ 14.25   $ 10.27   $ 19.79   $14.78
Total Return.......................     23.0%    38.7%    (48.1%)    33.9%    10.8%
Investment Income Ratio............        --       --        --        --       --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,159  $ 1,174   $   448   $ 1,216   $  151
Units Outstanding..................        81      101        53        74       12
Variable Accumulation Unit Value...   $ 14.35  $ 11.68   $  8.43   $ 16.27   $12.17
Total Return.......................     22.8%    38.5%    (48.2%)    33.7%    10.6%
Investment Income Ratio............        --       --        --        --       --

SERIES III POLICIES (c)
Net Assets.........................   $18,602  $16,733   $ 4,563   $10,746   $7,058
Units Outstanding..................     1,092    1,205       457       555      487
Variable Accumulation Unit Value...   $ 17.05  $ 13.89   $ 10.03   $ 19.36   $14.49
Total Return.......................     22.7%    38.4%    (48.2%)    33.6%    10.6%
Investment Income Ratio............        --       --        --        --       --

SERIES IV POLICIES (d)
Net Assets.........................   $22,715  $20,846   $ 5,660   $10,779   $6,753
Units Outstanding..................     1,303    1,472       553       542      458
Variable Accumulation Unit Value...   $ 17.45  $ 14.19   $ 10.24   $ 19.73   $14.74
Total Return.......................     22.9%    38.7%    (48.1%)    33.8%    10.7%
Investment Income Ratio............        --       --        --        --       --

SERIES V POLICIES (e)
Net Assets.........................   $   834  $   780   $   288   $   630   $  266
Units Outstanding..................        50       62        29        33       19
Variable Accumulation Unit Value...   $ 16.66  $ 13.61   $  9.85   $ 19.07   $14.31
Total Return.......................     22.4%    38.1%    (48.3%)    33.3%    10.3%
Investment Income Ratio............        --       --        --        --       --

SERIES VI POLICIES (f)
Net Assets.........................   $14,951  $12,946   $ 4,142   $ 8,745   $4,415
Units Outstanding..................       864      918       406       441      298
Variable Accumulation Unit Value...   $ 17.30  $ 14.12   $ 10.21   $ 19.74   $14.80
Total Return.......................     22.6%    38.2%    (48.3%)    33.4%    10.4%
Investment Income Ratio............        --       --        --        --       --

SERIES VII POLICIES (g)
Net Assets.........................   $   668  $    28   $    --   $    --   $   --
Units Outstanding..................        49        2        --        --       --
Variable Accumulation Unit Value...   $ 13.73  $ 11.19   $    --   $    --   $   --
Total Return.......................     22.7%    11.9%        --        --       --
Investment Income Ratio............        --       --        --        --       --

SERIES VIII POLICIES (h)
Net Assets.........................   $   624  $   236   $    --   $    --   $   --
Units Outstanding..................        46       21        --        --       --
Variable Accumulation Unit Value...   $ 13.46  $ 10.94   $    --   $    --   $   --
Total Return.......................     23.0%     9.4%        --        --       --
Investment Income Ratio............        --       --        --        --       --

SERIES IX POLICIES (i)
Net Assets.........................   $   615  $   121   $    --   $    --   $   --
Units Outstanding..................        45       11        --        --       --
Variable Accumulation Unit Value...   $ 13.60  $ 11.08   $    --   $    --   $   --
Total Return.......................     22.7%    10.8%        --        --       --
Investment Income Ratio............        --       --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                     COLUMBIA SMALL CAP
                             ALGER SMALL                                                VALUE FUND,
                            CAP GROWTH--                                             VARIABLE SERIES--
                           CLASS S SHARES                                                 CLASS B
      --------------------------------------------------------    -------------------------------------------------------
        2010        2009        2008        2007        2006        2010        2009       2008        2007        2006
      -------------------------------------------------------------------------------------------------------------------



       $ 9,714     $ 8,566     $ 6,337     $12,944     $10,697     $14,958    $11,528     $10,005     $15,905     $16,552
           480         522         553         592         564       1,102      1,060       1,131       1,274       1,275
       $ 20.22     $ 16.42     $ 11.47     $ 21.83     $ 18.93     $ 13.59    $ 10.89     $  8.84     $ 12.48     $ 12.99
         23.2%       43.1%      (47.4%)      15.3%       18.1%       24.7%      23.3%      (29.2%)      (3.9%)      17.7%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%


       $   328     $   395     $   353     $   848     $   404     $ 1,627    $ 1,235     $ 1,102     $ 1,942     $ 1,030
            22          32          41          52          29         125        118         130         162          82
       $ 14.96     $ 12.16     $  8.51     $ 16.22     $ 14.09     $ 13.02    $ 10.46     $  8.50     $ 12.01     $ 12.52
         23.0%       42.9%      (47.5%)      15.1%       17.9%       24.5%      23.1%      (29.3%)      (4.1%)      17.5%
            --          --          --          --          --        1.0%       0.9%        0.5%        0.3%        0.4%



       $ 9,488     $ 8,904     $ 7,162     $16,110     $14,725     $ 9,096    $ 7,504     $ 6,345     $ 9,781     $11,725

           476         550         631         745         783         680        698         724         792         910

       $ 19.92     $ 16.20     $ 11.34     $ 21.63     $ 18.80     $ 13.37    $ 10.75     $  8.74     $ 12.35     $ 12.89
         23.0%       42.8%      (47.6%)      15.1%       17.8%       24.5%      23.0%      (29.3%)      (4.1%)      17.5%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $12,471     $11,714     $ 9,315     $21,172     $18,893     $12,931    $10,523     $ 8,719     $13,314     $11,379
           622         721         818         977       1,003         961        978         994       1,073         880
       $ 20.06     $ 16.29     $ 11.39     $ 21.69     $ 18.82     $ 13.46    $ 10.80     $  8.77     $ 12.38     $ 12.90
         23.1%       43.0%      (47.5%)      15.3%       18.0%       24.6%      23.2%      (29.2%)      (4.0%)      17.6%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $   254     $   269     $   201     $   538     $   630     $   901    $   718     $   486     $   782     $   727

            13          17          18          26          34          69         68          56          64          57

       $ 19.27     $ 15.71     $ 11.03     $ 21.09     $ 18.37     $ 13.12    $ 10.57     $  8.61     $ 12.21     $ 12.77
         22.7%       42.4%      (47.7%)      14.8%       17.5%       24.1%      22.7%      (29.5%)      (4.4%)      17.2%
            --          --          --          --          --        1.1%       0.9%        0.4%        0.3%        0.4%



       $ 7,513     $ 6,831     $ 5,443     $12,425     $10,975     $ 8,107    $ 5,919     $ 5,280     $ 8,043     $ 9,500
           381         426         483         578         587         613        556         610         656         741

       $ 19.71     $ 16.05     $ 11.26     $ 21.50     $ 18.71     $ 13.22    $ 10.64     $  8.66     $ 12.27     $ 12.81
         22.8%       42.6%      (47.6%)      14.9%       17.6%       24.3%      22.8%      (29.4%)      (4.3%)      17.3%
            --          --          --          --          --        1.1%       0.9%        0.5%        0.3%        0.4%



       $    --     $    --     $    --     $    --     $    --     $   335    $    25     $    --     $    --     $    --
            --          --          --          --          --          26          2          --          --          --

       $    --     $    --     $    --     $    --     $    --     $ 13.14    $ 10.56     $    --     $    --     $    --
            --          --          --          --          --       24.4%       5.6%          --          --          --
            --          --          --          --          --        1.0%         --          --          --          --


       $    --     $    --     $    --     $    --     $    --     $   902    $    90     $    --     $    --     $    --
            --          --          --          --          --          63          8          --          --          --

       $    --     $    --     $    --     $    --     $    --     $ 14.02    $ 11.24     $    --     $    --     $    --
            --          --          --          --          --       24.8%      12.4%          --          --          --
            --          --          --          --          --        0.9%         --          --          --          --



       $    --     $    --     $    --     $    --     $    --     $   402    $    34     $    --     $    --     $    --

            --          --          --          --          --          30          3          --          --          --
       $    --     $    --     $    --     $    --     $    --     $ 13.18    $ 10.59     $    --     $    --     $    --

            --          --          --          --          --       24.4%       5.9%          --          --          --

            --          --          --          --          --        0.9%         --          --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        DREYFUS IP
                                                   TECHNOLOGY GROWTH--
                                                      SERVICE SHARES
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,559  $ 8,172   $ 4,282   $7,241    $5,802
Units Outstanding..................       733      661       538      525       476
Variable Accumulation Unit Value...   $ 15.76  $ 12.33   $  7.96   $13.74    $12.18
Total Return.......................     27.9%    54.9%    (42.1%)   12.8%      2.6%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,143  $   843   $   557   $  640    $  100
Units Outstanding..................        79       74        76       50         9
Variable Accumulation Unit Value...   $ 14.50  $ 11.36   $  7.35   $12.70    $11.27
Total Return.......................     27.7%    54.7%    (42.1%)   12.7%      2.4%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 9,599  $ 7,357   $ 3,833   $7,548    $6,936
Units Outstanding..................       623      609       490      558       578
Variable Accumulation Unit Value...   $ 15.42  $ 12.09   $  7.82   $13.52    $12.01
Total Return.......................     27.6%    54.6%    (42.2%)   12.6%      2.4%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $15,168  $11,941   $ 6,111   $9,539    $8,384
Units Outstanding..................       972      979       775      700       694
Variable Accumulation Unit Value...   $ 15.60  $ 12.21   $  7.88   $13.61    $12.07
Total Return.......................     27.8%    54.8%    (42.1%)   12.8%      2.5%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $   593  $   528   $   279   $  264    $  280
Units Outstanding..................        39       45        36       20        24
Variable Accumulation Unit Value...   $ 15.11  $ 11.87   $  7.70   $13.35    $11.88
Total Return.......................     27.3%    54.2%    (42.3%)   12.3%      2.1%
Investment Income Ratio............        --     0.2%        --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 7,034  $ 5,857   $ 2,392   $4,328    $3,503
Units Outstanding..................       462      490       309      323       294
Variable Accumulation Unit Value...   $ 15.23  $ 11.96   $  7.75   $13.42    $11.93
Total Return.......................     27.4%    54.3%    (42.3%)   12.5%      2.2%
Investment Income Ratio............        --     0.1%        --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   435  $    86   $    --   $   --    $   --
Units Outstanding..................        30        8        --       --        --
Variable Accumulation Unit Value...   $ 13.89  $ 10.89   $    --   $   --    $   --
Total Return.......................     27.5%     8.9%        --       --        --
Investment Income Ratio............        --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 1,220  $   392   $    --   $   --    $   --
Units Outstanding..................        79       31        --       --        --
Variable Accumulation Unit Value...   $ 15.12  $ 11.82   $    --   $   --    $   --
Total Return.......................     27.9%    18.2%        --       --        --
Investment Income Ratio............        --       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 1,422  $   224   $    --   $   --    $   --
Units Outstanding..................        96       19        --       --        --
Variable Accumulation Unit Value...   $ 14.89  $ 11.68   $    --   $   --    $   --
Total Return.......................     27.5%    16.8%        --       --        --
Investment Income Ratio............        --       --        --       --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                         FIDELITY(R) VIP                                           FIDELITY(R) VIP
                         CONTRAFUND(R)--                                           EQUITY-INCOME--
                         SERVICE CLASS 2                                           SERVICE CLASS 2
      -----------------------------------------------------    -------------------------------------------------------
        2010        2009       2008       2007        2006       2010        2009       2008        2007        2006
      ----------------------------------------------------------------------------------------------------------------


       $66,565    $55,590    $39,717    $ 63,639    $45,285     $27,866    $24,622     $19,141     $33,726     $28,156
         3,939      3,793      3,621       3,275      2,697       2,189      2,193       2,184       2,168       1,806
       $ 16.89    $ 14.65    $ 10.97    $  19.41    $ 16.78     $ 12.72    $ 11.23     $  8.77     $ 15.54     $ 15.57
         15.3%      33.6%     (43.5%)      15.7%       9.9%       13.3%      28.1%      (43.6%)      (0.1%)      18.3%
          1.1%       1.2%       0.8%        0.8%       1.0%        1.6%       2.2%        2.4%        1.7%        3.0%


       $ 6,339    $ 6,450    $ 4,866    $  7,894    $ 3,332     $ 2,749    $ 3,128     $ 2,475     $ 5,347     $ 2,651
           492        574        576         520        258         271        350         354         423         213
       $ 12.94    $ 11.24    $  8.43    $  14.93    $ 12.93     $ 10.13    $  8.95     $  7.00     $ 12.43     $ 12.47
         15.1%      33.4%     (43.6%)      15.5%       9.7%       13.2%      27.9%      (43.7%)      (0.3%)      18.1%
          1.0%       1.2%       0.8%        1.0%       1.2%        1.5%       2.1%        2.0%        2.0%        3.4%


       $57,078    $55,501    $43,827    $ 78,566    $65,402     $25,965    $26,444     $22,204     $45,913     $41,670
         3,456      3,868      4,074       4,113      3,955       2,098      2,416       2,588       3,015       2,724
       $ 16.51    $ 14.35    $ 10.76    $  19.08    $ 16.53     $ 12.38    $ 10.95     $  8.56     $ 15.22     $ 15.27
         15.1%      33.3%     (43.6%)      15.4%       9.7%       13.1%      27.8%      (43.7%)      (0.3%)      18.0%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.5%       2.1%        2.2%        1.7%        3.0%


       $91,712    $87,848    $69,299    $118,355    $87,036     $33,889    $34,287     $28,642     $51,193     $44,641
         5,391      5,941      6,250       6,028      5,137       2,686      3,076       3,290       3,308       2,883
       $ 17.02    $ 14.77    $ 11.06    $  19.58    $ 16.94     $ 12.62    $ 11.15     $  8.71     $ 15.45     $ 15.48
         15.2%      33.5%     (43.5%)      15.6%       9.8%       13.3%      28.0%      (43.6%)      (0.2%)      18.2%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.6%       2.1%        2.4%        1.7%        3.0%


       $ 4,940    $ 5,351    $ 4,582    $  8,135    $ 6,012     $ 1,549    $ 2,068     $ 1,872     $ 4,705     $ 5,222
           311        382        435         434        370         126        189         218         308         340
       $ 16.07    $ 14.00    $ 10.53    $  18.71    $ 16.25     $ 12.35    $ 10.94     $  8.58     $ 15.29     $ 15.38
         14.8%      33.0%     (43.7%)      15.2%       9.4%       12.8%      27.5%      (43.9%)      (0.6%)      17.7%
          1.0%       1.1%       0.8%        0.8%       1.0%        1.4%       2.0%        2.0%        1.6%        3.1%


       $53,729    $52,338    $40,548    $ 70,070    $53,528     $22,778    $22,320     $18,960     $36,726     $32,980
         3,316      3,711      3,831       3,719      3,277       1,848      2,044       2,217       2,414       2,155
       $ 16.21    $ 14.10    $ 10.59    $  18.81    $ 16.32     $ 12.32    $ 10.91     $  8.55     $ 15.22     $ 15.29
         14.9%      33.1%     (43.7%)      15.3%       9.5%       12.9%      27.6%      (43.8%)      (0.5%)      17.8%
          1.0%       1.2%       0.8%        0.8%       1.0%        1.6%       2.1%        2.2%        1.7%        3.1%


       $ 1,932    $   283    $    --    $     --    $    --     $   265    $    97     $    --     $    --     $    --
           148         24         --          --         --          19          9          --          --          --
       $ 13.01    $ 11.31    $    --    $     --    $    --     $ 12.50    $ 11.06     $    --     $    --     $    --
         15.0%      13.1%         --          --         --       13.0%      10.6%          --          --          --
          1.6%       2.9%         --          --         --        2.3%       8.0%          --          --          --


       $ 4,822    $ 1,095    $    --    $     --    $    --     $ 1,052    $   423     $    --     $    --     $    --
           370         95         --          --         --          87         40          --          --          --
       $ 13.01    $ 11.28    $    --    $     --    $    --     $ 12.03    $ 10.61     $    --     $    --     $    --
         15.4%      12.8%         --          --         --       13.4%       6.1%          --          --          --
          1.4%       5.2%         --          --         --        2.1%      10.2%          --          --          --


       $ 3,274    $   577    $    --    $     --    $    --     $ 1,359    $   310     $    --     $    --     $    --
           254         50         --          --         --         109         28          --          --          --
       $ 12.87    $ 11.19    $    --    $     --    $    --     $ 12.35    $ 10.92     $    --     $    --     $    --
         15.0%      11.9%         --          --         --       13.0%       9.2%          --          --          --
          1.6%       4.4%         --          --         --        2.2%       9.0%          --          --          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      FIDELITY(R) VIP
                                                         MID CAP--
                                                      SERVICE CLASS 2
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $67,432   $51,010   $38,384   $72,917   $68,477
Units Outstanding..................     3,189     3,057     3,172     3,593     3,833
Variable Accumulation Unit Value...   $ 21.14   $ 16.68   $ 12.10   $ 20.32   $ 17.87
Total Return.......................     26.8%     37.8%    (40.4%)    13.7%     10.8%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES II POLICIES (b)
Net Assets.........................   $ 4,053   $ 3,429   $ 2,286   $ 3,433   $ 1,615
Units Outstanding..................       216       230       211       188       101
Variable Accumulation Unit Value...   $ 18.88   $ 14.91   $ 10.84   $ 18.22   $ 16.05
Total Return.......................     26.6%     37.6%    (40.5%)    13.6%     10.7%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.4%      0.1%

SERIES III POLICIES (c)
Net Assets.........................   $40,449   $32,851   $25,689   $49,973   $46,256
Units Outstanding..................     1,947     2,000     2,150     2,493     2,613
Variable Accumulation Unit Value...   $ 20.78   $ 16.42   $ 11.94   $ 20.09   $ 17.70
Total Return.......................     26.5%     37.5%    (40.6%)    13.5%     10.6%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $50,952   $42,513   $32,704   $54,914   $43,212
Units Outstanding..................     2,389     2,524     2,670     2,671     2,390
Variable Accumulation Unit Value...   $ 21.34   $ 16.84   $ 12.23   $ 20.54   $ 18.07
Total Return.......................     26.7%     37.7%    (40.5%)    13.7%     10.8%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,452   $ 2,144   $ 1,508   $ 2,554   $ 2,664
Units Outstanding..................       125       138       133       134       158
Variable Accumulation Unit Value...   $ 19.57   $ 15.51   $ 11.30   $ 19.07   $ 16.84
Total Return.......................     26.2%     37.2%    (40.7%)    13.2%     10.3%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $30,024   $25,276   $20,530   $34,658   $29,234
Units Outstanding..................     1,434     1,526     1,704     1,707     1,630
Variable Accumulation Unit Value...   $ 20.92   $ 16.56   $ 12.06   $ 20.32   $ 17.93
Total Return.......................     26.3%     37.3%    (40.7%)    13.3%     10.4%
Investment Income Ratio............      0.1%      0.5%      0.2%      0.5%      0.2%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,973   $   202   $    --   $    --   $    --
Units Outstanding..................       135        16        --        --        --
Variable Accumulation Unit Value...   $ 14.45   $ 11.43   $    --   $    --   $    --
Total Return.......................     26.5%     14.3%        --        --        --
Investment Income Ratio............      0.2%      1.7%        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 4,556   $   749   $    --   $    --   $    --
Units Outstanding..................       316        66        --        --        --
Variable Accumulation Unit Value...   $ 14.25   $ 11.23   $    --   $    --   $    --
Total Return.......................     26.8%     12.3%        --        --        --
Investment Income Ratio............      0.2%      1.8%        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 3,224   $   440   $    --   $    --   $    --
Units Outstanding..................       227        39        --        --        --
Variable Accumulation Unit Value...   $ 14.09   $ 11.14   $    --   $    --   $    --
Total Return.......................     26.5%     11.4%        --        --        --
Investment Income Ratio............      0.2%      1.6%        --        --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                            JANUS ASPEN                                           JANUS ASPEN WORLDWIDE
                        BALANCED PORTFOLIO--                                           PORTFOLIO--
                           SERVICE SHARES                                            SERVICE SHARES
      -------------------------------------------------------    ------------------------------------------------------
        2010       2009        2008        2007        2006        2010       2009       2008        2007        2006
      -----------------------------------------------------------------------------------------------------------------



      $32,172     $26,614     $19,904    $ 22,049    $ 18,394     $9,028     $7,430     $ 4,973     $ 8,450     $6,855
        2,084       1,837       1,704       1,561       1,416        693        649         589         545        476
      $ 15.43     $ 14.47     $ 11.69    $  14.12    $  12.98     $13.03     $11.44     $  8.44     $ 15.51     $14.38
         6.6%       23.8%      (17.2%)       8.8%        8.9%      13.9%      35.5%      (45.6%)       7.8%      16.3%
         2.6%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.1%        0.6%       1.7%


      $ 4,335     $ 4,053     $ 3,114    $  2,486    $    995     $  853     $  799     $   513     $   871     $  176
          311         310         295         193          84         78         83          72          67         15
      $ 13.93     $ 13.08     $ 10.58    $  12.80    $  11.79     $10.90     $ 9.59     $  7.08     $ 13.04     $12.11
         6.5%       23.7%      (17.4%)       8.6%        8.7%      13.7%      35.3%      (45.7%)       7.7%      16.1%
         2.6%        2.8%        2.7%        2.7%        2.1%       0.5%       1.3%        1.1%        0.8%       1.8%


      $31,847     $30,494     $25,671    $ 32,202    $ 29,255     $7,549     $7,166     $ 5,106     $10,031     $8,971
        2,083       2,122       2,208       2,287       2,256        592        638         613         669        632
      $ 15.29     $ 14.37     $ 11.62    $  14.07    $  12.97     $12.76     $11.22     $  8.30     $ 15.28     $14.20
         6.4%       23.6%      (17.4%)       8.5%        8.7%      13.7%      35.2%      (45.7%)       7.6%      16.1%
         2.6%        2.8%        2.4%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.6%


      $41,513     $40,440     $33,375    $ 37,642    $ 31,424     $9,644     $9,118     $ 6,487     $11,313     $9,858
        2,701       2,803       2,864       2,668       2,425        748        806         773         734        691
      $ 15.37     $ 14.42     $ 11.65    $  14.09    $  12.96     $12.89     $11.32     $  8.36     $ 15.37     $14.26
         6.6%       23.8%      (17.3%)       8.7%        8.8%      13.9%      35.4%      (45.6%)       7.8%      16.2%
         2.5%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.7%


      $ 2,633     $ 3,316     $ 2,927    $  3,807    $  2,958     $  408     $  383     $   250     $   480     $  576
          176         236         257         275         231         33         35          31          32         41
      $ 14.93     $ 14.06     $ 11.41    $  13.84    $  12.79     $12.39     $10.92     $  8.10     $ 14.95     $13.92
         6.1%       23.3%      (17.6%)       8.3%        8.4%      13.4%      34.9%      (45.8%)       7.4%      15.8%
         2.4%        2.8%        2.4%        2.4%        2.0%       0.5%       1.3%        1.0%        0.5%       1.7%


      $24,312     $23,029     $18,410    $ 20,698    $ 18,200     $5,340     $5,088     $ 3,831     $ 6,671     $5,130
        1,617       1,627       1,606       1,488       1,418        431        466         468         448        370
      $ 15.04     $ 14.15     $ 11.47    $  13.91    $  12.83     $12.39     $10.92     $  8.09     $ 14.91     $13.87
         6.2%       23.4%      (17.5%)       8.4%        8.5%      13.5%      35.0%      (45.8%)       7.5%      15.9%
         2.5%        2.8%        2.5%        2.3%        2.0%       0.5%       1.3%        1.0%        0.6%       1.7%


      $ 1,089     $   162     $    --    $     --    $     --     $  323     $   65     $    --     $    --     $   --
           94          15          --          --          --         27          6          --          --         --
      $ 11.54     $ 10.85     $    --    $     --    $     --     $12.11     $10.66     $    --     $    --     $   --
         6.4%        8.5%          --          --          --      13.6%       6.6%          --          --         --
         3.5%        5.0%          --          --          --       0.6%       3.4%          --          --         --


      $ 4,935     $   950     $    --    $     --    $     --     $  603     $  170     $    --     $    --     $   --
          424          87          --          --          --         48         14          --          --         --
      $ 11.58     $ 10.86     $    --    $     --    $     --     $12.55     $11.01     $    --     $    --     $   --
         6.7%        8.6%          --          --          --      14.0%      10.1%          --          --         --
         3.2%        5.6%          --          --          --       0.5%       1.8%          --          --         --


      $ 5,368     $   449     $    --    $     --    $     --     $  550     $  127     $    --     $    --     $   --
          465          42          --          --          --         45         12          --          --         --
      $ 11.50     $ 10.82     $    --    $     --    $     --     $12.23     $10.76     $    --     $    --     $   --
         6.4%        8.2%          --          --          --      13.6%       7.6%          --          --         --
         3.4%        5.6%          --          --          --       0.6%       3.5%          --          --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                    MFS(R) INVESTORS
                                                     TRUST SERIES--
                                                      SERVICE CLASS
                                     ----------------------------------------------
                                       2010     2009     2008      2007      2006
                                     ----------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $1,813   $1,581   $ 1,240   $1,576    $1,400
Units Outstanding..................      133      127       124      104       100
Variable Accumulation Unit Value...   $13.60   $12.44   $  9.97   $15.14    $13.96
Total Return.......................     9.3%    24.8%    (34.2%)    8.5%     11.1%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES II POLICIES (b)
Net Assets.........................   $   96   $  118   $   115   $   94    $   72
Units Outstanding..................        8       11        14        7         6
Variable Accumulation Unit Value...   $11.53   $10.56   $  8.47   $12.89    $11.90
Total Return.......................     9.2%    24.6%    (34.3%)    8.3%     11.0%
Investment Income Ratio............     1.0%     1.3%      0.4%     0.5%      0.1%

SERIES III POLICIES (c)
Net Assets.........................   $1,986   $2,069   $ 1,517   $2,159    $1,715
Units Outstanding..................      147      167       153      143       123
Variable Accumulation Unit Value...   $13.50   $12.37   $  9.93   $15.12    $13.97
Total Return.......................     9.1%    24.5%    (34.3%)    8.2%     10.9%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.2%

SERIES IV POLICIES (d)
Net Assets.........................   $2,346   $2,205   $ 1,724   $2,583    $2,086
Units Outstanding..................      171      176       172      168       148
Variable Accumulation Unit Value...   $13.69   $12.52   $ 10.04   $15.26    $14.08
Total Return.......................     9.3%    24.7%    (34.2%)    8.4%     11.1%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES V POLICIES (e)
Net Assets.........................   $   81   $   79   $   135   $  156    $  143
Units Outstanding..................        6        7        14       10        10
Variable Accumulation Unit Value...   $13.25   $12.17   $  9.79   $14.95    $13.85
Total Return.......................     8.8%    24.2%    (34.5%)    8.0%     10.6%
Investment Income Ratio............     1.0%     1.9%      0.4%     0.7%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $1,205   $1,151   $   894   $1,458    $1,367
Units Outstanding..................       91       94        91       97        99
Variable Accumulation Unit Value...   $13.29   $12.19   $  9.81   $14.95    $13.83
Total Return.......................     9.0%    24.4%    (34.4%)    8.1%     10.7%
Investment Income Ratio............     1.0%     1.3%      0.5%     0.6%      0.3%

SERIES VII POLICIES (g)
Net Assets.........................   $   --   $   --   $    --   $   --    $   --
Units Outstanding..................       --       --        --       --        --
Variable Accumulation Unit Value...   $10.34   $10.00   $    --   $   --    $   --
Total Return.......................       --       --        --       --        --
Investment Income Ratio............       --       --        --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $   71   $   38   $    --   $   --    $   --
Units Outstanding..................        6        4        --       --        --
Variable Accumulation Unit Value...   $11.93   $10.91   $    --   $   --    $   --
Total Return.......................     9.4%     9.1%        --       --        --
Investment Income Ratio............     0.9%       --        --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $   30   $    1   $    --   $   --    $   --
Units Outstanding..................        3       --        --       --        --
Variable Accumulation Unit Value...   $10.81   $ 9.91   $    --   $   --    $   --
Total Return.......................     9.1%    (0.9%)       --       --        --
Investment Income Ratio............     0.6%       --        --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           MFS(R)                                            MFS(R)
                      RESEARCH SERIES--                                UTILITIES SERIES--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009      2008      2007      2006
      --------------------------------------------------------------------------------------------------


       $2,224    $1,919    $ 1,431   $2,305    $1,886   $129,257  $117,441   $94,366  $170,943  $113,299
          150       147        141      143       130      5,551     5,653     5,947     6,591     5,493
       $14.84    $13.01    $ 10.14   $16.13    $14.48   $  23.28  $  20.80   $ 15.88  $  25.89  $  20.58
        14.0%     28.4%     (37.1%)   11.4%      8.7%      11.9%     31.0%    (38.7%)    25.8%     29.1%
         0.7%      1.1%       0.3%     0.5%      0.3%       3.0%      4.6%      1.3%      0.8%      1.8%


       $   98    $  100    $    90   $  168    $   45   $ 10,529  $ 10,910   $ 8,589  $ 15,026  $  4,987
            8        10         11       13         4        510       589       606       645       271
       $11.90    $10.45    $  8.15   $12.99    $11.68   $  20.71  $  18.53   $ 14.17  $  23.13  $  18.42
        13.9%     28.2%     (37.2%)   11.2%      8.5%      11.8%     30.8%    (38.8%)    25.6%     28.9%
         0.7%      1.4%       0.3%     0.3%      0.3%       3.1%      4.5%      1.3%      0.6%      1.6%


       $2,026    $2,130    $ 1,810   $2,844    $2,282   $ 77,660  $ 79,800   $66,723  $124,909  $ 77,235
          139       167        182      178       160      3,211     3,686     4,026     4,601     3,582
       $14.53    $12.77    $  9.96   $15.88    $14.29   $  24.20  $  21.66   $ 16.57  $  27.07  $  21.56
        13.8%     28.1%     (37.3%)   11.1%      8.4%      11.7%     30.8%    (38.8%)    25.5%     28.9%
         0.7%      1.2%       0.3%     0.5%      0.3%       3.1%      4.6%      1.3%      0.7%      1.8%


       $2,235    $2,301    $ 1,774   $2,931    $2,602   $ 87,555  $ 83,066   $64,814  $110,284  $ 63,579
          155       182        178      186       184      3,569     3,783     3,866     4,026     2,919
       $14.43    $12.66    $  9.86   $15.70    $14.11   $  24.56  $  21.95   $ 16.76  $  27.34  $  21.75
        14.0%     28.3%     (37.2%)   11.3%      8.6%      11.9%     31.0%    (38.7%)    25.7%     29.1%
         0.7%      1.1%       0.3%     0.5%      0.3%       3.0%      4.6%      1.3%      0.7%      1.8%


       $  144    $  134    $   107   $  135    $  107   $  4,608  $  5,451   $ 4,837  $  8,806  $  4,821
           10        11         11        9         7        195       253       293       326       223
       $14.42    $12.70    $  9.94   $15.88    $14.32   $  23.97  $  21.51   $ 16.49  $  27.01  $  21.57
        13.5%     27.8%     (37.4%)   10.9%      8.2%      11.4%     30.4%    (39.0%)    25.2%     28.6%
         0.7%      1.1%       0.2%     0.5%      0.2%       3.2%      4.6%      1.3%      0.7%      1.5%


       $1,475    $1,417    $ 1,355   $2,223    $1,914   $ 68,860  $ 69,678   $60,416  $103,710  $ 58,633
          101       110        135      139       132      2,882     3,250     3,679     3,855     2,730
       $14.62    $12.87    $ 10.06   $16.06    $14.47   $  23.91  $  21.43   $ 16.42  $  26.86  $  21.43
        13.6%     27.9%     (37.4%)   11.0%      8.3%      11.5%     30.6%    (38.9%)    25.3%     28.7%
         0.8%      1.3%       0.3%     0.5%      0.3%       3.0%      4.7%      1.3%      0.7%      1.7%


       $    7    $    2    $    --   $   --    $   --   $  2,514  $    526   $    --  $     --  $     --
            1        --         --       --        --        202        47        --        --        --
       $12.23    $10.75    $    --   $   --    $   --   $  12.45  $  11.15   $    --  $     --  $     --
        13.8%      7.5%         --       --        --      11.7%     11.5%        --        --        --
         0.8%        --         --       --        --       2.3%        --        --        --        --


       $   86    $   33    $    --   $   --    $   --   $  5,942  $  1,090   $    --  $     --  $     --
            7         3         --       --        --        467        91        --        --        --
       $12.63    $11.07    $    --   $   --    $   --   $  12.68  $  11.33   $    --  $     --  $     --
        14.1%     10.7%         --       --        --      12.0%     13.3%        --        --        --
         0.6%        --         --       --        --       2.2%        --        --        --        --


       $   22    $    1    $    --   $   --    $   --   $  5,238  $    975   $    --  $     --  $     --
            2        --         --       --        --        418        83        --        --        --
       $12.73    $11.19    $    --   $   --    $   --   $  12.50  $  11.20   $    --  $     --  $     --
        13.8%     11.9%         --       --        --      11.7%     12.0%        --        --        --
         0.2%        --         --       --        --       2.5%        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   NEUBERGER BERMAN AMT
                                                MID-CAP GROWTH PORTFOLIO--
                                                          CLASS S
                                     ------------------------------------------------
                                       2010      2009      2008      2007      2006
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $8,843    $6,345    $ 5,562   $9,826    $5,496
Units Outstanding..................      508       463        525      514       349
Variable Accumulation Unit Value...   $17.40    $13.70    $ 10.58   $18.99    $15.76
Total Return.......................    27.0%     29.5%     (44.3%)   20.5%     12.9%
Investment Income Ratio............       --        --         --       --        --

SERIES II POLICIES (b)
Net Assets.........................   $  455    $  415    $   345   $  777    $   83
Units Outstanding..................       31        36         38       47         6
Variable Accumulation Unit Value...   $14.74    $11.63    $  8.99   $16.17    $13.44
Total Return.......................    26.8%     29.3%     (44.4%)   20.3%     12.7%
Investment Income Ratio............       --        --         --       --        --

SERIES III POLICIES (c)
Net Assets.........................   $6,544    $4,630    $ 4,013   $8,100    $4,128
Units Outstanding..................      379       340        381      427       262
Variable Accumulation Unit Value...   $17.26    $13.63    $ 10.54   $18.96    $15.77
Total Return.......................    26.7%     29.3%     (44.4%)   20.3%     12.6%
Investment Income Ratio............       --        --         --       --        --

SERIES IV POLICIES (d)
Net Assets.........................   $7,736    $6,409    $ 5,319   $8,821    $5,184
Units Outstanding..................      431       452        486      447       317
Variable Accumulation Unit Value...   $17.98    $14.17    $ 10.95   $19.67    $16.33
Total Return.......................    26.9%     29.5%     (44.3%)   20.4%     12.8%
Investment Income Ratio............       --        --         --       --        --

SERIES V POLICIES (e)
Net Assets.........................   $  466    $  365    $   488   $  548    $  335
Units Outstanding..................       27        27         46       29        21
Variable Accumulation Unit Value...   $17.19    $13.60    $ 10.55   $19.02    $15.86
Total Return.......................    26.4%     28.9%     (44.6%)   20.0%     12.4%
Investment Income Ratio............       --        --         --       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $5,699    $4,266    $ 3,685   $7,017    $3,184
Units Outstanding..................      329       312        348      367       200
Variable Accumulation Unit Value...   $17.32    $13.69    $ 10.60   $19.11    $15.91
Total Return.......................    26.5%     29.1%     (44.5%)   20.1%     12.5%
Investment Income Ratio............       --        --         --       --        --

SERIES VII POLICIES (g)
Net Assets.........................   $   77    $   17    $    --   $   --    $   --
Units Outstanding..................        6         2         --       --        --
Variable Accumulation Unit Value...   $13.97    $11.03    $    --   $   --    $   --
Total Return.......................    26.6%     10.3%         --       --        --
Investment Income Ratio............       --        --         --       --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $  437    $   93    $    --   $   --    $   --
Units Outstanding..................       29         8         --       --        --
Variable Accumulation Unit Value...   $14.89    $11.72    $    --   $   --    $   --
Total Return.......................    27.0%     17.2%         --       --        --
Investment Income Ratio............       --        --         --       --        --

SERIES IX POLICIES (i)
Net Assets.........................   $  654    $  152    $    --   $   --    $   --
Units Outstanding..................       46        14         --       --        --
Variable Accumulation Unit Value...   $14.22    $11.23    $    --   $   --    $   --
Total Return.......................    26.6%     12.3%         --       --        --
Investment Income Ratio............       --        --         --       --        --



Not all investment divisions are available under all policies.
Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.
(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






          PIMCO REAL                            T. ROWE PRICE
      RETURN PORTFOLIO--                        EQUITY INCOME
         ADVISOR CLASS                          PORTFOLIO--II
      ------------------    ----------------------------------------------------
             2010             2010        2009       2008       2007       2006
      ---------------------------------------------------------------------------------



            $9,161           $31,452    $27,089    $21,806    $34,245    $28,873
               888             2,326      2,267      2,256      2,224      1,906
            $10.30           $ 13.51    $ 11.94    $  9.67    $ 15.39    $ 15.15
              3.0%             13.1%      23.5%     (37.2%)      1.6%      17.0%
              1.1%              1.7%       1.7%       2.2%       1.5%       1.4%


            $1,257           $ 3,052    $ 3,121    $ 2,843    $ 4,607    $ 2,250
               124               279        323        362        368        183
            $10.29           $ 10.93    $  9.67    $  7.84    $ 12.50    $ 12.32
              2.9%             13.0%      23.3%     (37.2%)      1.4%      16.8%
              1.1%              1.6%       1.7%       2.2%       1.6%       1.5%


            $5,078           $30,483    $29,592    $26,044    $47,651    $49,082
               494             2,295      2,518      2,730      3,138      3,267
            $10.28           $ 13.28    $ 11.76    $  9.54    $ 15.21    $ 15.00
              2.8%             12.9%      23.3%     (37.3%)      1.4%      16.8%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $9,685           $50,751    $47,933    $42,899    $75,255    $65,052
               941             3,760      4,016      4,437      4,884      4,290
            $10.29           $ 13.50    $ 11.94    $  9.67    $ 15.39    $ 15.16
              2.9%             13.1%      23.4%     (37.2%)      1.5%      16.9%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $   --           $ 3,140    $ 3,793    $ 3,720    $ 7,212    $ 6,702
                --               241        328        396        479        451
            $   --           $ 13.01    $ 11.55    $  9.40    $ 15.02    $ 14.85
                --             12.6%      23.0%     (37.4%)      1.1%      16.5%
                --              1.6%       1.7%       2.1%       1.5%       1.4%


            $6,156           $32,716    $31,722    $27,582    $49,094    $42,586
               600             2,490      2,718      2,914      3,245      2,850
            $10.27           $ 13.14    $ 11.65    $  9.47    $ 15.12    $ 14.93
              2.7%             12.8%      23.1%     (37.4%)      1.2%      16.6%
              1.1%              1.6%       1.7%       2.1%       1.5%       1.4%


            $2,172           $   655    $   116    $    --    $    --    $    --
               210                49         10         --         --         --
            $10.28           $ 12.50    $ 11.08    $    --    $    --    $    --
              2.8%             12.9%      10.8%         --         --         --
              1.1%              1.9%       2.2%         --         --         --


            $2,707           $ 2,418    $   286    $    --    $    --    $    --
               259               195         26         --         --         --
            $10.30           $ 12.31    $ 10.88    $    --    $    --    $    --
              3.0%             13.2%       8.8%         --         --         --
              1.1%              2.0%       2.2%         --         --         --


            $3,238           $ 1,796    $   264    $    --    $    --    $    --
               315               143         24         --         --         --
            $10.28           $ 12.38    $ 10.97    $    --    $    --    $    --
              2.8%             12.9%       9.7%         --         --         --
              1.1%              1.9%       2.4%         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                       UIF EMERGING
                                                      MARKETS EQUITY
                                                   PORTFOLIO--CLASS II
                                     -----------------------------------------------
                                       2010      2009     2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $35,319  $27,625   $14,097   $28,552   $15,653
Units Outstanding..................     1,024      939       803       691       526
Variable Accumulation Unit Value...   $ 34.49  $ 29.40   $ 17.53   $ 41.09   $ 29.67
Total Return.......................     17.3%    67.8%    (57.3%)    38.5%     35.3%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES II POLICIES (b)
Net Assets.........................   $ 3,281  $ 3,418   $ 1,783   $ 3,758   $   882
Units Outstanding..................       152      185       161       141        46
Variable Accumulation Unit Value...   $ 21.93  $ 18.73   $ 11.18   $ 26.25   $ 18.98
Total Return.......................     17.1%    67.5%    (57.4%)    38.3%     35.0%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES III POLICIES (c)
Net Assets.........................   $32,079  $28,342   $15,977   $37,274   $23,362
Units Outstanding..................       980    1,016       958       950       820
Variable Accumulation Unit Value...   $ 32.75  $ 27.97   $ 16.71   $ 39.25   $ 28.40
Total Return.......................     17.1%    67.4%    (57.4%)    38.2%     35.0%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES IV POLICIES (d)
Net Assets.........................   $40,693  $36,128   $19,790   $46,863   $27,320
Units Outstanding..................     1,190    1,238     1,137     1,145       924
Variable Accumulation Unit Value...   $ 34.22  $ 29.19   $ 17.41   $ 40.83   $ 29.49
Total Return.......................     17.2%    67.7%    (57.4%)    38.4%     35.2%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES V POLICIES (e)
Net Assets.........................   $ 1,927  $ 1,592   $   785   $ 1,635   $   949
Units Outstanding..................        73       77        60        53        42
Variable Accumulation Unit Value...   $ 25.73  $ 22.04   $ 13.20   $ 31.08   $ 22.54
Total Return.......................     16.8%    67.0%    (57.5%)    37.9%     34.6%
Investment Income Ratio............      0.6%       --        --      0.4%      0.7%

SERIES VI POLICIES (f)
Net Assets.........................   $27,479  $26,659   $14,671   $34,141   $22,375
Units Outstanding..................       845      958       879       870       786
Variable Accumulation Unit Value...   $ 32.52  $ 27.83   $ 16.65   $ 39.16   $ 28.37
Total Return.......................     16.9%    67.2%    (57.5%)    38.0%     34.8%
Investment Income Ratio............      0.6%       --        --      0.4%      0.8%

SERIES VII POLICIES (g)
Net Assets.........................   $ 1,100  $   261   $    --   $    --   $    --
Units Outstanding..................        78       22        --        --        --
Variable Accumulation Unit Value...   $ 14.09  $ 12.05   $    --   $    --   $    --
Total Return.......................     17.0%    20.5%        --        --        --
Investment Income Ratio............      0.5%       --        --        --        --

SERIES VIII POLICIES (h)
Net Assets.........................   $ 3,403  $   720   $    --   $    --   $    --
Units Outstanding..................       253       61        --        --        --
Variable Accumulation Unit Value...   $ 13.34  $ 11.36   $    --   $    --   $    --
Total Return.......................     17.4%    13.6%        --        --        --
Investment Income Ratio............      0.6%       --        --        --        --

SERIES IX POLICIES (i)
Net Assets.........................   $ 2,502  $   454   $    --   $    --   $    --
Units Outstanding..................       187       39        --        --        --
Variable Accumulation Unit Value...   $ 13.41  $ 11.46   $    --   $    --   $    --
Total Return.......................     17.0%    14.6%        --        --        --
Investment Income Ratio............      0.6%       --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h) Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i) Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                            VICTORY VIF
                        DIVERSIFIED STOCK--
                          CLASS A SHARES
      ------------------------------------------------------
        2010       2009       2008        2007        2006
      ------------------------------------------------------


       $6,171     $6,156     $ 5,067     $7,960      $7,789
          497        550         567        545         578
       $12.40     $11.20     $  8.94     $14.59      $13.45
        10.8%      25.3%      (38.7%)      8.4%       12.1%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $1,116     $1,033     $   608     $  743      $  407
          102        104          77         57          34
       $10.94     $ 9.89     $  7.91     $12.93      $11.94
        10.6%      25.1%      (38.8%)      8.3%       11.9%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $3,052     $3,165     $ 2,858     $4,571      $3,751
          252        288         324        319         283
       $12.13     $10.97     $  8.77     $14.35      $13.26
        10.6%      25.0%      (38.9%)      8.2%       11.9%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $7,944     $7,074     $ 5,571     $7,803      $6,514
          660        651         642        550         498
       $12.04     $10.87     $  8.68     $14.18      $13.08
        10.7%      25.2%      (38.8%)      8.4%       12.0%
         0.7%       0.8%        0.8%       0.6%        0.3%


       $  488     $  630     $   537     $  617      $  605
           42         59          63         44          47
       $11.70     $10.61     $  8.51     $13.95      $12.92
        10.3%      24.7%      (39.0%)      7.9%       11.6%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $2,085     $2,629     $ 2,559     $3,864      $3,798
          173        242         294        270         288
       $12.01     $10.88     $  8.71     $14.27      $13.21
        10.4%      24.9%      (38.9%)      8.0%       11.7%
         0.7%       0.8%        0.8%       0.7%        0.3%


       $   89     $    8     $    --     $   --      $   --
            8          1          --         --          --
       $11.32     $10.24     $    --     $   --      $   --
        10.5%       2.4%          --         --          --
         0.9%       0.9%          --         --          --


       $  344     $   49     $    --     $   --      $   --
           29          5          --         --          --
       $11.97     $10.80     $    --     $   --      $   --
        10.8%       8.0%          --         --          --
         0.8%       1.0%          --         --          --


       $  153     $   19     $    --     $   --      $   --
           13          2          --         --          --
       $12.17     $11.02     $    --     $   --      $   --
        10.5%      10.2%          --         --          --
         1.0%       1.1%          --         --          --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 18, 2011

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2010 AND 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET




                                                                   DECEMBER 31,
                                                                ------------------
                                                                  2010       2009
                                                                --------   -------
                                                                   (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $452 in 2010
     and $449 in 2009)........................................  $ 64,374   $57,248
  Trading securities..........................................        96        43
Equity securities, at fair value
  Available-for-sale..........................................        23        45
  Trading securities..........................................         3         2
Mortgage loans, net of allowances.............................     5,805     5,779
Policy loans..................................................       822       807
Securities purchased under agreements to resell...............       146       172
Investments in affiliates.....................................     1,047       973
Other investments.............................................     1,080     1,046
                                                                --------   -------
     Total investments........................................    73,396    66,115
Cash and cash equivalents.....................................       761       487
Deferred policy acquisition costs.............................     3,429     4,041
Interest in annuity contracts.................................     5,454     4,858
Amounts recoverable from reinsurer
  Affiliated..................................................     7,095     6,684
  Unaffiliated................................................       255       243
Other assets..................................................     1,121       966
Separate account assets.......................................    18,759    16,089
                                                                --------   -------
     Total assets.............................................  $110,270   $99,483
                                                                ========   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $ 60,656   $56,268
Future policy benefits........................................     6,937     5,292
Policy claims.................................................       231       237
Obligations under structured settlement agreements............     5,454     4,858
Amounts payable to reinsurer
  Affiliated..................................................     6,148     5,906
  Unaffiliated................................................        37        35
Other liabilities.............................................     2,688     2,978
Separate account liabilities..................................    18,759    16,089
                                                                --------   -------
     Total liabilities........................................   100,910    91,663
                                                                --------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................        25        25
Additional paid in capital....................................     3,628     3,628
Accumulated other comprehensive income........................     1,000       111
Retained earnings.............................................     4,707     4,056
                                                                --------   -------
     Total stockholder's equity...............................     9,360     7,820
                                                                --------   -------
     Total liabilities and stockholder's equity...............  $110,270   $99,483
                                                                ========   =======






The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME


                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2010     2009     2008
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,892   $1,797   $1,374
  Fees-universal life and annuity policies................     731      635      619
  Net investment income...................................   3,567    3,265    2,755
  Net investment gains (losses)
     Total other-than-temporary impairments on fixed
       maturity securities................................    (172)    (397)    (331)
     Total other-than-temporary impairments on fixed
       maturity securities recognized in accumulated other
       comprehensive income...............................      57      241       --
  All other net investment gains (losses), net............     124       71      (75)
                                                            ------   ------   ------
     Total net investment gains (losses)..................       9      (85)    (406)
  Net revenue from reinsurance............................     218      145      206
  Other income............................................      47       41       35
                                                            ------   ------   ------
     Total revenues.......................................   6,464    5,798    4,583
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,217    2,068    2,141
  Increase in liabilities for future policy benefits......   1,467    1,480    1,225
  Policyholder benefits...................................     674      502      349
  Operating expenses......................................   1,247      954      900
                                                            ------   ------   ------
     Total expenses.......................................   5,605    5,004    4,615
                                                            ------   ------   ------
  Income (loss) before income taxes.......................     859      794      (32)
  Income tax expense (benefit)............................     208      260      (63)
                                                            ------   ------   ------
NET INCOME................................................  $  651   $  534   $   31
                                                            ======   ======   ======






The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (IN MILLIONS)





                                                                ACCUMULATED OTHER
                                                           COMPREHENSIVE INCOME (LOSS)
                                                         -------------------------------
                                                                          NET UNREALIZED
                                                                          GAINS (LOSSES)
                                                                           ON OTHER-THAN
                                                               NET          TEMPORARILY
                                            ADDITIONAL     UNREALIZED     IMPAIRED FIXED                  TOTAL
                                  CAPITAL     PAID IN      INVESTMENT        MATURITY      RETAINED   STOCKHOLDER'S
                                   STOCK      CAPITAL    GAINS (LOSSES)     INVESTMENTS    EARNINGS       EQUITY
                                  -------   ----------   --------------   --------------   --------   -------------
BALANCE AT JANUARY 1, 2008......    $25       $1,410         $    95           $ --         $3,443       $ 4,973
                                                                                                         -------
Comprehensive income:
  Net income....................                                                                31            31
                                                                                                         -------
     Unrealized investment
       losses, net of related
       offsets, reclassification
       adjustments and income
       taxes....................                              (2,232)                                     (2,232)
                                                                                                         -------
  Other comprehensive loss......                                                                          (2,232)
                                                                                                         -------
Total comprehensive loss........                                                                          (2,201)
                                                                                                         -------
  Capital Contribution..........               1,218                                                       1,218
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2008....     25        2,628          (2,137)            --          3,474         3,990
                                                                                                         -------
     Cumulative effect of change
       in accounting principle,
       net of related offsets
       and income tax...........                                 (40)            (8)            48            --
                                    ---       ------         -------           ----         ------       -------
BALANCE AT JANUARY 1, 2009, AS
  ADJUSTED......................     25        2,628          (2,177)            (8)         3,522         3,990
                                                                                                         -------
Comprehensive income:
  Net income....................                                                               534           534
                                                                                                         -------
     Unrealized investment gains
       (losses), net of related
       offsets, reclassification
       adjustments and income
       taxes....................                               2,360            (64)                       2,296
                                                                                                         -------
  Other comprehensive income....                                                                           2,296
                                                                                                         -------
Total comprehensive income......                                                                           2,830
                                                                                                         -------
  Capital Contribution..........               1,000                                                       1,000
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2009....     25        3,628             183            (72)         4,056         7,820
                                                                                                         -------
Comprehensive income:
  Net income....................                                                               651           651
                                                                                                         -------
     Unrealized investment
       gains, net of related
       offsets, reclassification
       adjustments and income
       taxes....................                                 875             14                          889
                                                                                                         -------
  Other comprehensive income....                                                                             889
                                                                                                         -------
Total comprehensive income......                                                                           1,540
                                    ---       ------         -------           ----         ------       -------
BALANCE AT DECEMBER 31, 2010....    $25       $3,628         $ 1,058           $(58)        $4,707       $ 9,360
                                    ===       ======         =======           ====         ======       =======






The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS





                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2010       2009       2008
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    651   $    534   $     31
  Adjustments to reconcile net income to net cash (used
     in) provided by operating activities:
     Depreciation and amortization......................        (8)       (26)        10
     Net capitalization of deferred policy acquisition
       costs............................................       (83)      (403)      (324)
     Universal life and annuity fees....................      (570)      (529)      (489)
     Interest credited to policyholders' account
       balances.........................................     2,217      2,068      2,141
     Net investment (gains) losses......................        (9)        85        406
     Equity in earnings of limited partnerships.........       (22)       (25)        65
     Deferred income taxes..............................        72         53        104
     Net revenue from intercompany reinsurance..........        (1)       (35)       (74)
     Net change in unearned revenue liability...........        36         42         36
     Changes in:
       Other assets and other liabilities...............      (225)        34         23
       Reinsurance recoverables (payables)..............       (52)        12         38
       Policy claims....................................        (6)        44         10
       Future policy benefits...........................     1,476      1,482      1,233
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,476      3,336      3,210
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    24,722     19,826     16,084
     Maturity of available-for-sale fixed maturities....     1,573      1,176      1,217
     Sale of equity securities..........................        40      1,526         51
     Repayment of mortgage loans........................       996        625        491
     Sale of other investments..........................       746        109        129
     Sale of trading securities.........................        22         16         17
     Securities purchased under agreements to resell....        26         13        497
  Cost of:
     Available-for-sale fixed maturities acquired.......   (31,524)   (31,912)   (23,354)
     Equity securities acquired.........................       (11)      (369)      (241)
     Cash collateral paid on derivatives................        --         13        (12)
     Mortgage loans acquired............................    (1,055)      (803)      (936)
     Acquisition of other investments...................      (997)      (633)      (994)
     Acquisition of trading securities..................       (73)        --        (10)
  Policy loans (net)....................................       (18)       (57)       (47)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (5,553)   (10,470)    (7,108)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     7,756     10,396      9,509
     Withdrawals........................................    (4,467)    (4,415)    (4,973)
     Net transfers to the separate accounts.............      (567)       (29)      (307)
  (Decrease) increase in loaned securities..............        --       (736)      (460)
  Securities sold under agreements to repurchase (net)..      (353)       499         34
  Net (paydowns) proceeds from debt.....................       (52)        65         --
  Change in book and bank overdrafts....................        17        (22)        29
  Cash collateral received on derivatives...............        14         79         69
  Cash contribution from parent.........................        --        877         11
                                                          --------   --------   --------
       NET CASH PROVIDED BY FINANCING ACTIVITIES........     2,348      6,714      3,912
                                                          --------   --------   --------
Effect of exchange rate changes on cash and cash
  equivalents...........................................         3         --         --
                                                          --------   --------   --------
Net increase (decrease) in cash and cash equivalents....       274       (420)        14
Cash and cash equivalents, beginning of year............       487        907        893
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    761   $    487   $    907
                                                          ========   ========   ========





The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2010, 2009 AND 2008


NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company"), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"). The Company is comprised of two primary business operations: U.S. Life Insurance and Agency ("U.S. Life") and Retirement Income Security ("RIS"). The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life's agency force with certain products also marketed through independent brokers and brokerage general agents.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been reconciled in consolidation.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

     The Delaware State Insurance Department ("the Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP (refer to Note
17 -- Statutory Financial Information for further discussion).

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserve for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 15 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidated Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in net unrealized investment gains (losses) in accumulated other comprehensive income ("AOCI"), net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



Unrealized gains and losses from fixed maturity investments classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources such as Bloomberg, Intex and Blackrock Solutions or internal estimates. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at date of acquisition), projected future cash flows are updated quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 15 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains (losses) in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The cost basis of available-for-sale fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary.

     Factors considered in evaluating whether a decline in value is other-than-temporary include: (i) whether the decline is substantial; (ii) the duration that the fair value has been less than cost; and (iii) the financial condition and near-term prospects of the issuer. For equity securities, the Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. When it is determined that a decline in value is other-than-temporary, the carrying value of the equity security is reduced to its fair value with the associated realized loss reported in net investment gains (losses).

     With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity security's cost and its fair value is recognized in earnings when the Company (i) has the intent to sell the fixed maturity security or (ii) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If neither of these two conditions exist, an OTTI would be recognized in earnings ("credit loss") for the difference between the amortized cost basis of the fixed maturity and the present value of projected future cash flows expected to be collected. If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other than credit factors ("non-credit loss") would be recognized in other comprehensive income ("OCI"). The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment.

     The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes and the financial condition of the issuer(s), credit

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

     For the non-agency residential mortgage-backed security ("RMBS") portfolio, the Company updates cash flow projections quarterly. The projections are determined for each security based upon the evaluation of prepayment, delinquency and default rates for the pool of mortgages collateralizing each security, and the projected impact on the course of future prepayments, defaults and loss in the pool of mortgages, but do not include market prices. As a result, forecasts may change from period to period and additional impairments may be recognized over time as a result of deterioration in the fundamentals of a particular security or group of securities and/or a continuation of heightened mortgage defaults for a period longer than the assumptions used in the forecasts. Both qualitative and quantitative factors are used in creating the Company's RMBS cash flow models. As such, any estimate of impairments is subject to the inherent limitation on the Company's ability to predict the aggregate course of future events. It should, therefore, be expected that actual losses may vary from any estimate and the Company may recognize additional OTTI.

     The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired fixed maturity security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by a current appraisal. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company's historical loss experience as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk based on specific metropolitan areas and property types as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios ("LTV") of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent.

     For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued, but uncollected, interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on Derivative Financial Instruments below), real estate and collateralized third-party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs and are not further depreciated once classified as such.

     In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this specialized accounting practice in consolidation. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Collateralized third-party commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve and net of any deferred fees on originated loans, or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a regular basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan's measurement effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred but not specifically identified losses is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding debt in each related risk category to determine the general reserve on these loans.

     At the time of funding of a loan, management determines the amount of the loan that will be held for sale. The syndication amounts have historically been sold within one year. Loans held-for-sale are carried at the lower of cost or fair value on an individual asset basis.

     Net investment gains or losses on sales are generally computed using the specific identification method.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its investment activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs. A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it is the VIE's primary beneficiary, it is required to consolidate the VIE.

     In June 2009, the Financial Accounting Standards Board ("FASB") amended the consolidation guidance for VIEs (see Note 3 -- Recent Accounting Pronouncements). Under this amended guidance, the Company is the primary beneficiary if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant. If both conditions are present, the Company is required to consolidate the VIE.

     This amended guidance also included an indefinite deferral of the application of the new guidance provided to certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structure and former qualifying special purpose entities. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provision included in the amended guidance, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb the majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties for the purpose of enhancing income on certain securities held. Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. If foreign securities are loaned and the denomination of the collateral is other than the denomination of the currency of the loaned securities, then initial required collateral is 105% of the face value. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value, including accrued interest. It is the Company's policy to generally take possession, or control, of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in OCI. Beginning in 2009 for new business, the Company increased the expected life for universal life policies and deferred annuity contracts up to a maximum of 99 years.

     For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  INTANGIBLE ASSETS

     An intangible asset with a finite life is amortized over its useful life. Intangible assets with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset's carrying value over its fair value.

     Fair value is generally determined using discounted cash flow analysis using assumptions that a market participant would use.

     All intangible assets are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value, or cash flows, for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



discounted cash flows of the hedging instrument are within 80% and 125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expired or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2010 and 2009, the Company evaluated the creditworthiness of counterparties, and, except as discussed in Note 12 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments and (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment gains and losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges primarily hedge fixed maturity securities.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of the authoritative guidance related to derivatives and hedging: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities and (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows; changes in the derivatives' fair value will not be included in current earnings but are reported as changes in OCI. These changes in fair value will be included in net investment gains (losses) or net investment income of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under the authoritative guidance related to foreign currency, the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset or liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses).

     The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in OCI will be recognized immediately in net investment gains (losses) and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses).

  EMBEDDED DERIVATIVES

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     For further information on the Company's derivative instruments and related hedged items and their effect on the Company's financial position, financial performance and cash flows see Note 12 -- Derivative Financial Instruments and Risk Management.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts (see Note 6 -- Policyholders' Liabilities).

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



additional liabilities may be required, resulting in a charge to policyholder benefits and claims. The Company does not establish loss reserves until a loss has occurred.

     The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain non-traditional long-duration life and annuity contracts, which are discussed more fully in Note 6 -- Policyholders' Liabilities.

  POLICY CLAIMS

     The Company's liability for policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

  DEBT

     Debt is generally carried at unpaid principal balance and is included in other liabilities in the accompanying Consolidated Balance Sheet. See Note
15 -- Fair Value Measurements for discussion on the fair value of debt.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC") and others that are not registered with the SEC. The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, receivables from affiliates and sales inducements. Other liabilities consist primarily of net deferred tax liabilities, collateral received on securities loaned and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     The authoritative guidance on income taxes requires an evaluation of the recoverability of deferred tax assets and establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (i) the nature of deferred tax assets and liabilities; (ii) whether they are ordinary or capital; (iii) in which tax jurisdictions they were generated and the timing of their reversal; (iv) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (v) the length of time that carryovers can be utilized in the various tax jurisdictions; (vi) any unique tax rules that would impact the utilization of the deferred tax assets; and (vii) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within thirty days of the filing of the consolidated return.

     In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than fifty percent likely of being realized

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



upon settlement. Unrecognized tax benefits are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  FAIR VALUE MEASUREMENTS

     For fair values of various assets and liabilities refer to Note 15 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     In periods of extreme volatility and disruptions in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, limited liability corporations, preferred and common stocks and equity real estate. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but have been experiencing significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and its portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than they otherwise would have been able to realize, or both.

     In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company's general account investments.

     During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on almost all of its life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on its portfolio of investments supporting those products, thus generating losses.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

     Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to us due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company's structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Risk-Based Capital, or RBC, ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio. To the extent the Company's statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

  THE COMPANY FACES SIGNIFICANT COMPETITION.

     The Company faces strong competition in its U.S. Life and RIS businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

     New York Life's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company's ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  REGULATORY DEVELOPMENTS IN THE MARKETS IN WHICH THE COMPANY OPERATES COULD AFFECT THE COMPANY'S BUSINESS.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third-parties or employees as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for fiscal years beginning after December 15, 2011 and interim periods within those years. Early adoption as of the beginning of a fiscal year is permitted. The guidance is to be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

     In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures are effective for interim and annual reporting periods ending on or after December 15, 2011 for private companies. The Company has elected to early adopt this guidance and has provided the disclosures required by this guidance in Note 4 -- Investments. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

     In April 2010, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively for all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance, effective

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



January 1, 2011, is not expected to have a material effect on the Company's consolidated financial position, results of operations and financial statement disclosures.

     In March 2010, the FASB issued updated guidance that amends and clarifies the accounting for credit derivatives embedded in interests in securitized financial assets. This new guidance eliminates the scope exception for embedded credit derivatives (except for those that are created solely by subordination) and provides new guidance on how the evaluation of embedded credit derivatives is to be performed. This new guidance is effective for the first interim reporting period beginning after June 15, 2010. The Company's adoption of this guidance effective July 1, 2010 did not have a material effect on the Company's consolidated financial position, results of operations and financial statement disclosures.

     In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about the level of disaggregation of asset classes and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15 -- Fair Value Measurements.

     In June 2009, the FASB issued authoritative guidance which changes the analysis required to determine whether or not an entity is a VIE. In addition, the guidance changes the determination of the primary beneficiary of a VIE from a quantitative to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. This guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with a VIE on its financial statements. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009.

     In February 2010, the FASB issued updated guidance relative to VIEs which defers, except for disclosure requirements, the impact of this guidance for entities that (i) possess the attributes of an investment company, (ii) do not require the reporting entity to fund losses, and (iii) are not financing vehicles or entities that were formerly classified as qualified special purpose entities ("QSPE"). The Company's adoption of this guidance effective January 1, 2010 did not result in any transition adjustment.

     In June 2009, the FASB issued authoritative guidance which changes the accounting for transfers of financial assets, and is effective for transfers of financial assets occurring in interim and annual reporting periods beginning after November 15, 2009. It removes the concept of a QSPE from the guidance for transfers of financial assets and removes the exception from applying the guidance for consolidation of VIEs to QSPEs. It changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also defines "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. The Company's adoption of this guidance effective January 1, 2010 did not have a material effect on the Company's consolidated financial position, results of operations and financial statement disclosures.

     In August 2009, the FASB issued authoritative guidance for the fair value measurement of liabilities. This guidance includes valuation techniques which may be used for measuring fair value when a quoted price in an active market for the identical liability is not available, which includes one or more of the following valuation techniques (i) quoted prices for identical liability when traded as an asset; (ii) quoted prices for similar liabilities or similar liabilities when traded as an asset, or (iii) another valuation technique that is consistent with the fair value principles within GAAP, such as the income or market approach. It also clarifies the adjustments to market inputs that are

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



appropriate for debt obligations that are restricted from being transferred to another obligor. This guidance is effective for the first reporting period beginning after issuance. The Company's adoption of this guidance effective December 31, 2009 did not have an impact on the Company's consolidated financial position or results of operations.

     In June 2009, the FASB issued authoritative guidance for, and on July 1, 2009 launched, the FASB's Accounting Standards Codification as the source of authoritative GAAP to be applied by non-governmental entities. The Codification is not intended to change GAAP but is a new structure which takes accounting pronouncements and organizes them by accounting topic. This guidance is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Company's adoption of this guidance effective for the interim reporting period ending September 30, 2009 impacts the way the Company references GAAP accounting standards in the financial statements but has no impact on the consolidated financial statements.

     In May 2009, the FASB issued authoritative guidance for subsequent events, which addresses the accounting for and disclosure of subsequent events not addressed in other applicable GAAP, including disclosure of the date through which subsequent events have been evaluated. The Company's adoption of this guidance, effective with the annual reporting period ended December 31, 2009, did not have a material effect on the Company's consolidated financial position or results of operations. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 18 -- Subsequent Events.

     In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of OTTI. This guidance amends previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("non-credit loss") is recorded as other comprehensive income (loss). When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost or amortized cost and its fair value with a corresponding charge to earnings.

     Prior to the adoption of the OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

     This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company early adopted this guidance effective January 1, 2009 which resulted in an increase of $48 million, net of related DAC, policyholder liability and tax adjustments, to retained earnings with a corresponding decrease to AOCI to reclassify the non-credit loss portion of previously recognized OTTI losses on fixed maturity securities held at January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturity securities as of December 31, 2010 and 2009, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.


                                                   2010                  2009
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 2,609    $ 2,665    $ 1,754    $ 1,788
Due after one year through five years....    14,651     15,456     13,799     14,367
Due after five years through ten years...    12,127     12,903     11,712     12,045
Due after ten years......................     5,548      5,855      5,057      5,141
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................     1,187      1,243        816        835
  Other mortgage-backed securities.......    22,169     22,535     20,835     20,163
  Other asset-backed securities..........     3,703      3,711      2,957      2,899
Redeemable preferred securities..........         6          6          9         10
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $62,000    $64,374    $56,939    $57,248
                                            =======    =======    =======    =======




     At December 31, 2010 and 2009, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):


                                                              2010
                                   ----------------------------------------------------------
                                   AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED   OTTI IN
AVAILABLE-FOR-SALE                    COST        GAINS       LOSSES     FAIR VALUE   AOCI(1)
------------------                 ---------   ----------   ----------   ----------   -------
U.S. Treasury and U.S. Government
  Corporations and agencies......   $ 2,886      $   83        $ 23        $ 2,946     $  --
U.S. Agencies, state and
  municipal......................     1,217          32          17          1,232        --
Foreign governments..............       750          79           1            828        --
U.S. Corporate...................    24,389       1,562         107         25,844        --
Foreign corporate................     6,880         437          45          7,272        --
Residential mortgage-backed
  securities.....................    17,291         590         499         17,382      (146)
Commercial mortgage-backed
  securities.....................     4,878         300          25          5,153        --
Asset-backed securities(2).......     3,703          71          63          3,711       (12)
Redeemable preferred securities..         6          --          --              6        --
                                    -------      ------        ----        -------     -----
  TOTAL AVAILABLE-FOR-SALE.......   $62,000      $3,154        $780        $64,374     $(158)
                                    =======      ======        ====        =======     =====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                              2009
                                   ----------------------------------------------------------
                                   AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED   OTTI IN
AVAILABLE-FOR-SALE                    COST        GAINS       LOSSES     FAIR VALUE   AOCI(1)
------------------                 ---------   ----------   ----------   ----------   -------
U.S. Treasury and U.S. Government
  Corporations and agencies......   $ 3,035      $   33       $   69       $ 2,999     $  --
U.S. Agencies, state and
  municipal......................       715          19            9           725        --
Foreign governments..............       731          55            4           782        --
U.S. Corporate...................    22,584       1,021          256        23,349        --
Foreign corporate................     6,073         305           57         6,321        --
Residential mortgage-backed
  securities.....................    15,765         350          857        15,258      (205)
Commercial mortgage-backed
  securities.....................     5,070          93          258         4,905        (5)
Asset-backed securities(2).......     2,957          54          112         2,899        (8)
Redeemable preferred securities..         9           1           --            10        --
                                    -------      ------       ------       -------     -----
  TOTAL AVAILABLE-FOR-SALE.......   $56,939      $1,931       $1,622       $57,248     $(218)
                                    =======      ======       ======       =======     =====






--------


(1) Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. Amount excludes $7 million and $39 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date for the years ended December 31, 2010 and 2009, respectively.





(2)  Includes auto loans, credit cards, education loans and other asset types.


     At December 31, 2010 and 2009, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $280 million and $313 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

     Investments in fixed maturity securities that have been non-income producing for the last twelve months totaled $1 million and $2 million at December 31, 2010 and 2009, respectively. These investments have been deemed other-than-temporarily impaired.

  EQUITY SECURITIES -- UNAFFILIATED

     At December 31, 2010 and 2009, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):


                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                             COST      GAINS       LOSSES     FAIR VALUE
                                             ----   ----------   ----------   ----------
2010.......................................   $13       $11          $ 1          $23
2009.......................................   $36       $ 9          $--          $45



  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2010 and 2009, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $125 million and $161 million, respectively, at fixed and floating interest rates ranging from 2.08% to 6.22% in 2010, and fixed and floating interest rates ranging from 3.92% to 7.13% in 2009. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2010 and 2009, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):


                                                      2010               2009
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,853     31.9%   $1,736     30.0%
  Retail facilities...........................    1,217     21.0%    1,182     20.5%
  Industrial..................................    1,185     20.4%    1,111     19.2%
  Apartment buildings.........................      938     16.2%      853     14.8%
  Residential.................................      563      9.7%      840     14.5%
  Other.......................................       49      0.8%       57      1.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,805    100.0%   $5,779    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  South Atlantic..............................   $1,516     26.1%   $1,410     24.4%
  Central.....................................    1,499     25.8%    1,511     26.1%
  Pacific.....................................    1,381     23.8%    1,386     24.0%
  Middle Atlantic.............................    1,154     19.9%    1,176     20.4%
  New England.................................      255      4.4%      296      5.1%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,805    100.0%   $5,779    100.0%
                                                 ======    =====    ======    =====




     The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. As of December 31, 2010, an analysis of the aging of the principal balances, excluding the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


allowance for credit losses, that are past due and the mortgage loans on non-accrual status and ninety days past-due and still accruing were as follows (in millions):


                                                                                         RECORDED
                                                                            TOTAL    MORTGAGE LOANS >   NON-ACCRUAL
                          30-59   60-89    90 DAYS     TOTAL              MORTGAGE        90 DAYS         MORTGAGE
                           DAYS    DAYS   AND OVER   PAST DUE   CURRENT     LOANS        ACCRUING          LOANS
                          -----   -----   --------   --------   -------   --------   ----------------   -----------
PROPERTY TYPE:
  Office buildings......   $--     $--       $--        $--      $1,865    $1,865           $--             $--
  Retail facilities.....    --      --        --         --       1,225     1,225            --              --
  Industrial............    --      --        --         --       1,193     1,193            --              --
  Apartment buildings...    --      --        --         --         947       947            --              --
  Residential...........    --      --         9          9         562       571            --               9
  Other.................    --      --        --         --          50        50            --              --
                           ---     ---       ---        ---      ------    ------           ---             ---
     TOTAL..............   $--     $--       $ 9        $ 9      $5,842    $5,851           $--             $ 9
                           ===     ===       ===        ===      ======    ======           ===             ===




     As discussed in Note 2 -- Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements and a general reserve for probable incurred but not specifically identified losses. The activity in the mortgage loan specific and general reserves for the year ended December 31, 2010, is summarized below (in millions):

ALLOWANCE FOR CREDIT LOSSES:                      RESIDENTIAL   COMMERCIAL    TOTAL
----------------------------                      -----------   ----------   ------
Beginning balance...............................      $ 10        $   44     $   54
  Charge-offs...................................        (1)            8          7
  Recoveries....................................        (1)          (14)       (15)
                                                      ----        ------     ------
Ending Balance..................................      $  8        $   38     $   46
                                                      ====        ======     ======
ENDING BALANCE
Individually evaluated for impairment
  (specific)....................................      $  3        $    4     $    7
Collectively evaluated for impairment
  (general).....................................      $  5        $   34     $   39
MORTGAGE LOANS:
Ending balance (recorded investment):
Individually evaluated for impairment
  (specific)....................................      $ 11        $   36     $   47
Collectively evaluated for impairment
  (general).....................................      $560        $5,244     $5,804


     As of December 31, 2009 and 2008, the allowance for credit losses was $54 million and $13 million, respectively. For the year ended December 31, 2009, the provision for credit losses was $43 million and direct write-downs were $2 million. For the year ended December 31, 2008, the provision for credit losses was $4 million and there were no direct write-downs.

     The Company closely monitors commercial mortgage loans with the potential for impairment by considering a number of factors. These factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate and catastrophic events. Mortgage loans with the potential for impairment take priority in receiving an appraisal. Residential mortgage loans that are sixty or more days delinquent are also monitored for potential impairment, whereby an appraisal of the underlying asset is obtained.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     As mentioned above, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. As of December 31, 2010, LTVs on the Company's mortgage loans are as follows (in millions):


------------------------------------------------------------------------------------------------------------
                                OFFICE      RETAIL                  APARTMENT
                              BUILDINGS   FACILITIES   INDUSTRIAL   BUILDINGS   RESIDENTIAL   OTHER    TOTAL
                              ---------   ----------   ----------   ---------   -----------   -----   ------
above 95%...................    $   25      $   --       $   11        $ 34         $  4       $--    $   74
91% to 95%..................        49          21           18          78            2        --       168
81% to 90%..................       274          89          352         109            7        28       859
71% to 80%..................       198         154          129         252           41        --       774
below 70%...................     1,307         953          675         465          509        21     3,930
                                ------      ------       ------        ----         ----       ---    ------
  Total.....................    $1,853      $1,217       $1,185        $938         $563       $49    $5,805
                                ======      ======       ======        ====         ====       ===    ======




     As of December 31, 2010, impaired commercial and residential mortgage loans were $32 million and $7 million, respectively. Further information on impaired mortgage loans is provided below (in millions):


                               RECORDED    UNPAID PRINCIPAL    RELATED    AVERAGE RECORDED   INTEREST INCOME
                              INVESTMENT        BALANCE       ALLOWANCE      INVESTMENT         RECOGNIZED
                              ----------   ----------------   ---------   ----------------   ---------------
WITH RELATED ALLOWANCE:
  Office Buildings..........      $ 6             $ 7            $ 1             $36                $*
  Apartment Building........       15              17              2              15                 1
  Residential...............        7              11              4               8                  *
  Industrial................       11              11             --              11                 1
                                  ---             ---            ---             ---                --
     Total..................      $39             $46            $ 7             $70                $2
                                  ===             ===            ===             ===                ==
  Commercial................      $32             $35            $ 3             $62                $2
                                  ===             ===            ===             ===                ==
  Residential...............      $ 7             $11            $ 4             $ 8                  *
                                  ===             ===            ===             ===                ==




--------

*    Amounts less than $1 million

     At December 31, 2010, the Company did not have any impaired loans without a related allowance.

     The Company did not have any loan modifications in 2010 and 2009.

  INVESTMENTS IN AFFILIATES

                                                              2010    2009
                                                             ------   ----
New York Life Short Term Fund..............................  $  509   $968
Madison Capital Funding LLC Loan Agreement.................     533     --
Other......................................................       5      5
                                                             ------   ----
  TOTAL INVESTMENTS IN AFFILIATES..........................  $1,047   $973
                                                             ======   ====



     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC ("NYL Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

     The Madison Capital Funding LLC ("MCF") Loan Agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 14 -- Related Party Transactions for further discussion.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Other is related to promissory notes from MCF. Refer to Note 14 -- Related Party Transactions for further discussion.

  OTHER INVESTMENTS

     The components of other investments as of December 31, 2010 and 2009 were as follows (in millions):


                                                             2010     2009
                                                            ------   ------
Limited partnerships/Limited liability companies..........  $  526   $  312
Collateralized third-party loans..........................     273      351
Derivatives...............................................     211      230
Investment, at fair value, of consolidated investment
  company.................................................      --      137
Other invested assets.....................................      70       16
                                                            ------   ------
  TOTAL OTHER INVESTMENTS.................................  $1,080   $1,046
                                                            ======   ======




     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $1 million and $2 million for the years ended December 31, 2010 and 2009, respectively, and were recorded as a component of AOCI in the accompanying Consolidated Balance Sheet.

     The investment, at fair value, of a consolidated investment company consists primarily of fixed maturities. This investment was liquidated in 2010.

     Collateralized third-party loans are senior secured commercial loans, and are typically collateralized by all assets of the borrower. The Company's collateralized third-party loans, before loss reserve, amounted to $291 million and $368 million at December 31, 2010 and 2009, respectively. The Company establishes a loss reserve for specifically impaired loans and assigns internal risk ratings for the remainder of the portfolio on which it assesses a general loss reserve (see Note 2 -- Significant Accounting Policies for further details). The loss reserve was $18 million and $17 million for the years ended December 31, 2010 and 2009, respectively.

     Unfunded commitments on limited partnerships, limited liability companies and collateralized third-party loans amounted to $225 million and $181 million at December 31, 2010 and 2009, respectively.

     There was no accumulated depreciation on real estate for December 31 2010 or 2009. Depreciation expense for the year ended December 31, 2010 was less than $1 million, and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income. There was no depreciation expense for the year ended December 31, 2009. Depreciation expense for the year ended December 31, 2008 totaled less than $1 million.

  VIES

  Consolidated VIE

     At December 31, 2010 and 2009, the Company included assets of $45 million and $52 million, respectively in the accompanying Consolidated Balance Sheet, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (ii) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the deal documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to Energy Savings Performance Contracts and issuing certificates representing the right to those receivables. The following table reflects (in millions) the carrying amount and balance sheet classification of the assets and liabilities of the consolidated VIE. The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2010   2009
                                                               ----   ----
Cash.........................................................   $ 4    $14
                                                                ---    ---
Other investments*...........................................    41     38
                                                                ---    ---
  TOTAL ASSETS...............................................   $45    $52
                                                                ===    ===
Other liabilities............................................     5     14
                                                                ---    ---
  TOTAL LIABILITIES..........................................   $ 5    $14
                                                                ===    ===



--------

*    Included in Limited partnerships/Limited liability companies

  Unconsolidated VIEs

     In the normal course of its activities, the Company will invest in structured investments including VIEs for which it is not the sponsor. These structured investments typically invest in fixed income investments and are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs economic performance. The Company classifies these investments on its accompanying Consolidated Balance Sheet as fixed maturity securities, available-for-sale and trading and its maximum exposure to loss associated with these investments was $26,341 million and $23,103 million as of December 31, 2010 and December 31, 2009, respectively.

     In the normal course of its activities, the Company will invest in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds and may or may not be VIEs. The Company's maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments on the accompanying Consolidated Balance Sheet as "other investments" and its maximum exposure to loss associated with these entities was $526 million and $312 million as of December 31, 2010 and December 31, 2009, respectively.

     These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are previously disclosed in Note 4 -- Investments.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $5 million and $13 million at December 31, 2010 and 2009, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2010, 2009 and 2008 were as follows (in millions):

                                                       2010     2009     2008
                                                      ------   ------   ------
Fixed maturity securities...........................  $3,171   $2,869   $2,458
Equity securities...................................       1       18        6
Mortgage loans......................................     352      338      316
Policy loans........................................      56       54       52
Other investments...................................      65       45        1
                                                      ------   ------   ------
  Gross investment income...........................   3,645    3,324    2,833
Investment expenses.................................     (78)     (59)     (78)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $3,567   $3,265   $2,755
                                                      ======   ======   ======



     For the years ended December 31, 2010, 2009 and 2008, net investment losses were as follows (in millions):

                                                        2010    2009    2008
                                                       -----   -----   -----
Fixed maturity securities
  Total OTTI losses..................................  $(172)  $(397)  $(331)
  Portion of OTTI loss recognized in OCI.............     57     241      --
                                                       -----   -----   -----
  Net OTTI losses on fixed maturities recognized in
     earnings........................................   (115)   (156)   (331)
  All other gains (losses)...........................    221      33     (73)
                                                       -----   -----   -----
Fixed maturity securities, net.......................    106    (123)   (404)
Equity securities....................................      5      98      (8)
Mortgage loans.......................................    (13)    (52)     (4)
Derivative instruments...............................   (109)      6      11
Other................................................     20     (14)     (1)
                                                       -----   -----   -----
  NET INVESTMENT LOSSES..............................  $   9   $ (85)  $(406)
                                                       =====   =====   =====



     The net gain on trading securities (both fixed maturity and equity securities) amounted to $5 million and $6 million for the years ended December 31, 2010 and 2009, respectively. For December 31, 2008, the net losses on fixed maturity trading securities amounted to $11 million.

     Realized gains on sales of available-for-sale fixed maturities were $270 million, $218 million and $131 million for the years ended December 31, 2010, 2009 and 2008, respectively; and realized losses were $53 million, $191 million and $193 million, respectively. Realized gains on sales of available-for-sale equity securities were $5 million, $173 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively, and realized losses were less than $1 million, $71 million, and less than $1 million, respectively.

     Losses from OTTI on equity securities (included in net investment gains (losses) on equity securities above) were less than $1 million, $4 million and $9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following tables present the Company's gross unrealized losses and fair values for fixed maturities and equities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2010 and 2009 (in millions):


                                                                  2010
                                    ----------------------------------------------------------------
                                                            GREATER THAN 12
                                    LESS THAN 12 MONTHS          MONTHS                 TOTAL
                                    -------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                     VALUE     LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                    ------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies.....................  $  555      $ 22      $    2      $  1      $   557      $ 23
  U.S. agencies, state and
     municipal....................     401        17          --        --          401        17
  Foreign governments.............      24         1           1          *          25         1
  U.S. corporate..................   2,212        70         508        37        2,720       107
  Foreign corporate...............     819        35         120        10          939        45
  Residential mortgage-backed
     securities...................   2,981       102       1,689       397        4,670       499
  Commercial mortgage-backed
     securities...................      87         2         222        23          309        25
  Asset-backed securities.........     650         6         227        57          877        63
                                    ------      ----      ------      ----      -------      ----
  TOTAL FIXED MATURITIES..........   7,729       255       2,769       525       10,498       780
                                    ------      ----      ------      ----      -------      ----
EQUITIES
  Common stock....................       2         1            *         *           2         1
                                    ------      ----      ------      ----      -------      ----
  TOTAL EQUITIES..................       2         1          --        --            2         1
                                    ------      ----      ------      ----      -------      ----
  TOTAL...........................  $7,731      $256      $2,769      $525      $10,500      $781
                                    ======      ====      ======      ====      =======      ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                  2009
                                   -----------------------------------------------------------------
                                       LESS THAN 12         GREATER THAN 12
                                         MONTHS(1)               MONTHS                 TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $ 1,880      $ 68      $   13     $    1     $ 1,893     $   69
  U.S. agencies, state and
     municipal...................      193         3          30          6         223          9
  Foreign governments............       61         1          18          3          79          4
  U.S. corporate.................    2,918        57       2,677        199       5,595        256
  Foreign corporate..............      714        15         550         42       1,264         57
  Residential mortgage-backed
     securities..................    5,191       341       1,892        516       7,083        857
  Commercial mortgage-backed
     securities..................      548        12       2,087        246       2,635        258
  Asset-backed securities........      535        31         395         81         930        112
                                   -------      ----      ------     ------     -------     ------
  TOTAL FIXED MATURITIES.........   12,040       528       7,662      1,094      19,702      1,622
                                   -------      ----      ------     ------     -------     ------
EQUITIES
  Common stock...................        3          *         --         --           3           *
                                   -------      ----      ------     ------     -------     ------
  TOTAL EQUITIES.................        3        --          --         --           3         --
                                   -------      ----      ------     ------     -------     ------
  TOTAL..........................  $12,043      $528      $7,662     $1,094     $19,705     $1,622
                                   =======      ====      ======     ======     =======     ======






--------

*    Unrealized loss is less than $1 million.

(1) The aging of the unrealized losses as of December 31, 2009 was reset back to the date the security would have been first impaired by the adoption of new authoritative guidance.

     At December 31, 2010, the unrealized loss amount consisted of approximately 1,999 different fixed-maturity securities and 28 equity securities.

     At December 31, 2010, unrealized losses on investment grade fixed maturities were $414 million or 53% of the Company's total fixed maturity securities' unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $366 million or 47% of the Company's total fixed maturities unrealized losses at December 31, 2010.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $357 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $42 million for 6 months or less, $18 million for greater than 6 months through 12 months and $297 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Corporate Bonds. U.S. Corporate securities with a fair value below 80% of the security's amortized cost totaled $17 million or 16% of the total unrealized losses on U.S. Corporate securities. Foreign corporate securities with a fair value below 80% of the security's amortized cost totaled $1 million or 3% of the total unrealized loss on foreign corporate securities. The overall improvement in the Company's fixed maturity investments generally reflects higher market prices, mainly due to credit spread tightening throughout the year. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Finance ($7 million), Gaming and Real Estate Investment Trusts ("REITs") ($3 million each) and Utilities ($2 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company did not have the intent to sell the security nor was it more likely than not that it would be required to sell the security before its anticipated recovery, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Residential mortgage-backed securities that were priced below 80% of the security's amortized cost represented $287 million or 57% of total unrealized losses on residential mortgage -- backed securities. Commercial mortgage-backed securities that were priced below 80% of the security's amortized cost represented $11 million or 44% of total unrealized losses on commercial mortgage-backed securities. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other-than-temporarily impaired and a realized loss is recognized in net investments gains in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other- than-temporary impairments in accordance with its impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before its anticipated recovery in value; therefore, the Company did not consider these investments to be other-than-temporarily impaired.


     Asset-Backed Securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA at acquisition, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other-than-temporarily impaired and a realized loss is recognized in net investment gains in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with the Company's impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $41 million or 65% of the total unrealized losses for asset-backed securities. The Company did not have the intent to sell its investments nor was it more likely than not that it would be required to sell the investments before recovery , therefore the Company did not consider these investments to be other than temporarily impaired.


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains (losses) in the accompanying Consolidated Statement of Income.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The components of net unrealized investment gains (losses) reported in OCI at December 31, 2010, 2009 and 2008 are as follows (in millions):



                                                       2010     2009     2008
                                                      ------   -----   -------
Fixed maturity securities, available for sale-all
  other.............................................  $2,525   $ 488   $(4,225)
Fixed maturity securities on which an OTTI loss has
  been recognized...................................    (151)   (179)       --
                                                      ------   -----   -------
  Total fixed maturity securities...................   2,374     309    (4,225)
Equity securities, available for sale...............      10      11        37
Derivatives designed as cash flow hedges............     (12)    (10)       33
Other investments...................................       1      (2)       (3)
                                                      ------   -----   -------
  Subtotal..........................................   2,373     308    (4,158)
Amounts recognized for:
  Policyholders' account balances and future policy
     benefits.......................................      14       4       (56)
  Other assets (sales inducements)..................     (17)     (5)       55
  Deferred policy acquisition costs.................    (832)   (137)      871
  Deferred taxes....................................    (538)    (59)    1,151
                                                      ------   -----   -------
NET UNREALIZED GAINS (LOSSES) ON INVESTMENTS........  $1,000   $ 111   $(2,137)
                                                      ======   =====   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The net unrealized gains (losses) on fixed maturity securities for the years ended December 31, 2010, 2009 and 2008, are presented separately for amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows (in millions):


NET UNREALIZED INVESTMENT GAINS AND LOSSES ON FIXED MATURITY SECURITIES ON WHICH AN OTTI LOSS HAS BEEN RECOGNIZED





                                                                                                                  ACCUMULATED
                                                                                                                     OTHER
                                                                                                                 COMPREHENSIVE
                                                                                 POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                     ACCOUNT         INCOME     RELATED TO NET
                              NET UNREALIZED                         DEFERRED     BALANCES AND        TAX         UNREALIZED
                              GAINS (LOSSES)    DEFERRED POLICY       SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                              ON INVESTMENTS   ACQUISITION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                              --------------   -----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31, 2008..       $  --              $--              $--             $--            $ --           $  --
Cumulative impact of the
  adoption of new
  authoritative guidance on
  January 1, 2009...........         (17)               4               --              --               5              (8)
Net investment gains
  (losses) on investments
  arising during the
  period....................        (238)              --               --              --              83            (155)
Reclassification adjustment
  for (gains) losses
  included in net income....         253               --               --              --             (88)            165
Reclassification adjustment
  for OTTI losses excluded
  from net income(1)........        (177)              --               --              --              62            (115)
Impact of net unrealized
  investment (gains) losses
  on deferred policy
  acquisition costs and
  deferred sales
  inducements...............          --               63                2              --             (23)             42
Impact of net unrealized
  investment (gains) losses
  on future policy
  benefits..................          --               --               --              (2)              1              (1)
                                   -----              ---              ---             ---            ----           -----
BALANCE, DECEMBER 31, 2009..       $(179)             $67              $ 2             $(2)           $ 40           $ (72)
                                   =====              ===              ===             ===            ====           =====
Net investment gains
  (losses) on investments
  arising during the
  period....................          86               --               --              --             (30)             56
Reclassification adjustment
  for (gains) losses
  included in net income....          18               --               --              --              (6)             12
Reclassification adjustment
  for OTTI losses excluded
  from net income(1)........         (76)              --               --              --              27             (49)
Impact of net unrealized
  investment (gains) losses
  on deferred policy
  acquisition costs and
  deferred sales
  inducements...............          --               (4)              (1)             --               1              (4)
Impact of net unrealized
  investment (gains) losses
  on future policy
  benefits..................          --               --               --              (1)               *             (1)
                                   -----              ---              ---             ---            ----           -----
BALANCE, DECEMBER 31, 2010..       $(151)             $63              $ 1             $(3)           $ 32           $ (58)
                                   =====              ===              ===             ===            ====           =====




--------


(*)  Amounts less than $1 million





(1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



ALL OTHER NET UNREALIZED INVESTMENT GAINS AND LOSSES IN AOCI



                                                                                                                   ACCUMULATED
                                                                                                                      OTHER
                                                                                                                  COMPREHENSIVE
                                                                                  POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                      ACCOUNT         INCOME     RELATED TO NET
                              NET UNREALIZED                          DEFERRED     BALANCES AND        TAX         UNREALIZED
                              GAINS (LOSSES)     DEFERRED POLICY       SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                            ON INVESTMENTS(1)   ACQUISITION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                            -----------------   -----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31,
  2007....................       $   177             $   (41)           $  1           $  9          $   (51)        $    95
Net investment gains
  (losses) on investments
  arising during the
  period..................        (4,100)                 --              --             --            1,435          (2,665)
Reclassification
  adjustment for (gains)
  losses included in net
  income..................          (235)                 --              --             --               82            (153)
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --                 912              54             --             (338)            628
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                  --              --            (65)              23             (42)
                                 -------             -------            ----           ----          -------         -------
BALANCE, DECEMBER 31,
  2008....................        (4,158)                871              55            (56)           1,151          (2,137)
Cumulative impact of the
  adoption of new
  authoritative guidance
  on January 1, 2009......           (78)                 17               1             (1)              21             (40)
Net investment gains
  (losses) on investments
  arising during the
  period..................         5,257                  --              --             --           (1,840)          3,417
Reclassification
  adjustment for (gains)
  losses included in net
  income..................          (711)                 --              --             --              249            (462)
Reclassification
  adjustment for OTTI
  losses excluded from net
  income(2)...............           177                  --              --             --              (62)            115
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --              (1,092)            (63)            --              404            (751)
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                  --              --             63              (22)             41
                                 -------             -------            ----           ----          -------         -------

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                                                                   ACCUMULATED
                                                                                                                      OTHER
                                                                                                                  COMPREHENSIVE
                                                                                  POLICYHOLDERS'     DEFERRED     INCOME (LOSS)
                                                                                      ACCOUNT         INCOME     RELATED TO NET
                              NET UNREALIZED                          DEFERRED     BALANCES AND        TAX         UNREALIZED
                              GAINS (LOSSES)     DEFERRED POLICY       SALES       FUTURE POLICY   (LIABILITY)     INVESTMENT
                            ON INVESTMENTS(1)   ACQUISITION COSTS   INDUCEMENTS      BENEFITS        BENEFIT     GAINS (LOSSES)
                            -----------------   -----------------   -----------   --------------   -----------   --------------
BALANCE, DECEMBER 31,
  2009....................           487                (204)             (7)             6              (99)            183
Net investment gains
  (losses) on investments
  arising during the
  period..................         2,080                  --              --             --             (728)          1,352
Reclassification
  adjustment for (gains)
  losses included in net
  income..................          (119)                 --              --             --               42             (77)
Reclassification
  adjustment for OTTI
  losses excluded from net
  income(2)...............            77                  --              --             --              (27)             50
Impact of net unrealized
  investment (gains)
  losses on deferred
  policy acquisition costs
  and deferred sales
  inducements.............            --                (692)            (11)            --              246            (457)
Impact of net unrealized
  investment (gains)
  losses on future policy
  benefits................            --                  --              --             11               (4)              7
                                 -------             -------            ----           ----          -------         -------
BALANCE, DECEMBER 31,
  2010....................       $ 2,525             $  (896)           $(18)          $ 17          $  (570)        $ 1,058
                                 =======             =======            ====           ====          =======         =======






--------


(1)  Includes cash flow hedges. See Note 12 for information on cash flow hedges.





(2) Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.


     The following rollforward provides a breakdown of the cumulative credit loss component of OTTI losses recognized in earnings of fixed maturity securities still held for which a portion of the loss was recognized in OCI (in millions):

                                                              2010   2009
                                                              ----   ----
BALANCE AT BEGINNING OF YEAR................................  $130   $ --
ADDITIONS
  Credit losses remaining in retained earnings related to
     the change in accounting principle.....................    --     47
  Credit loss impairment recognized in the current period on
     securities previously not impaired.....................    50     24
  Additional credit loss impairments recognized in the
     current period on securities previously impaired.......    29     68
REDUCTIONS
  Credit loss impairments previously recognized on
     securities which matured, were paid down, prepaid or
     sold during the period.................................     8      9
                                                              ----   ----
BALANCE AT END OF YEAR......................................  $201   $130
                                                              ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2010 and 2009 were as follows (in millions):

                                                            2010      2009
                                                          -------   -------
Deferred annuities......................................  $37,677   $35,157
Universal life contracts................................   21,642    19,893
Annuities certain.......................................      424       295
Supplementary contracts without life contingencies......      357       338
Unearned revenue liability..............................      334       350
Guaranteed minimum accumulation benefit.................      222       235
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $60,656   $56,268
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit ("GMAB") is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2010 and 2009, of the total policyholders' account balances of $60,656 million and $56,268 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $59,814 million and $55,544 million, respectively. The amounts redeemable in cash by policyholders at December 31, 2010 and 2009 were $57,498 million and $53,300 million, respectively.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2010:



PRODUCT                     INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                     ---------------   -----------------------------------------------
Deferred annuities........  1.00% to 10.00%   Surrender charges 0% to 10% for up to 10 years.
Annuities certain.........  0.50% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..  2.73% to 10.00%   Various up to 19 years.
Supplementary contracts
  without life
  contingencies...........  1.50% to 3.50%    No surrender or withdrawal charges.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2010 and 2009 were as follows (in millions):

                                                             2010     2009
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  902   $  775
  Other life..............................................     129      102
                                                            ------   ------
       Total life insurance...............................   1,031      877
Individual and group payout annuities.....................   5,867    4,369
Other contract liabilities................................      39       46
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $6,937   $5,292
                                                            ======   ======



     Other than the 100% coinsured business, there were no amounts related to policies that have surrender privileges or amounts redeemable in cash by policyholders.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2010:



PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------------------   ---------------------   ---------------------
Life insurance:                    Based upon best         3.80% to 7.50%          Net level premium
  Taiwan business --               estimates at time of                            reserve taking into
  100% coinsured                   policy issuance with                            account death
                                   provision for adverse                           benefits, lapses and
                                   deviations ("PAD").                             maintenance expenses
                                                                                   with PAD.
Individual and group payout        Based upon best         3.94% to 9.50%          Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a rate
                                   PAD.                                            expected at issue
                                                                                   with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2010 and 2009, the Company had variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current Guaranteed Minimum Death Benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:


          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).



          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table provides the account value, net amount at risk and average attained age of contract holders at December 31, 2010 and 2009 for GMDB and GMAB ($ in millions):




                                                                  2010
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)           (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $5,737            $3,103           $12,165
Net amount at risk......................       $   67            $   62           $   519
Average attained age of contract
  holders...............................           57                56                61







                                                                  2009
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,552            $2,283           $11,342
Net amount at risk......................       $  179            $  172           $ 1,277
Average attained age of contract
  holders...............................           58                56                61



     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2008...........................  $ 42   $ 72    $114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
Balance at December 31, 2008.........................    65    316     381
  Incurred guarantee benefits........................     1    (81)    (80)
  Paid guarantee benefits............................   (22)    --     (22)
                                                       ----   ----    ----
Balance at December 31, 2009.........................    44    235     279
  Incurred guarantee benefits........................     5    (12)     (7)
  Paid guarantee benefits............................   (11)    (1)    (12)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2010.........................  $ 38   $222    $260
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 15 -- Fair Value Measurements).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2010 and 2009:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 5.42% to 6.73% for 2010 and 5.85% to 6.88% for 2009.

     - Volatility assumption ranged from 13.47% to 15.45% for 2010 and was 14.26% for 2009.

     - Mortality was assumed to be 91.00% of the A2000 table for 2010 and 2009.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 6.30% for 2010, and 0.50% to 30.00%, with an average of 6.10% for 2009.

     - Discount rates ranged from 6.69% to 7.25% for 2010 and 6.48% to 7.29% for 2009.

     The following table presents the aggregate fair value of assets at December 31, 2010 and 2009, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2010               2009
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate account:
  Equity....................................  $ 8,523   $1,826   $ 7,383   $1,374
  Fixed income..............................    3,412      635     2,970      462
  Balanced..................................    2,427      463     2,007      287
General account.............................    3,540      179     3,534      160
                                              -------   ------   -------   ------
     TOTAL..................................  $17,902   $3,103   $15,894   $2,283
                                              =======   ======   =======   ======



  ADDITIONAL LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, this requirement primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2010, 2009 and 2008 (in millions):

                                                           2010   2009   2008
                                                           ----   ----   ----
Beginning balance........................................   $45    $41    $29
Net liability increase...................................    23      4     12
                                                            ---    ---    ---
ENDING BALANCE...........................................   $68    $45    $41
                                                            ===    ===    ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 7 -- SEPARATE ACCOUNTS

  SEPARATE ACCOUNTS REGISTERED WITH THE SEC

     The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life products with assets of $17,653 million and $15,307 million at December 31, 2010 and 2009, respectively. The assets of the registered separate accounts represent investments in shares of the MainStay VP Series Fund, Inc. managed by NYL Investments and other non-proprietary funds.

  SEPARATE ACCOUNTS NOT REGISTERED WITH THE SEC

     The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,106 million and $782 million at December 31, 2010 and 2009, respectively. The assets in these separate accounts are comprised of MainStay VP Series Fund, Inc. managed by NYL Investments, other non- proprietary funds and limited partnerships.

     See Note 6 -- Policyholders' Liabilities, for information regarding separate accounts with contractual guarantees for GMDB and GMAB.

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     The following is an analysis of DAC for the years ended December 31, 2010, 2009 and 2008 (in millions):


                                                      2010      2009     2008
                                                     ------   -------   ------
Balance at beginning of year.......................  $4,041   $ 4,667   $3,431
  Current year additions...........................     640       715      673
  Amortized during year............................    (557)     (312)    (349)
                                                     ------   -------   ------
  Balance at end of year before related
     adjustments...................................   4,124     5,070    3,755
  Adjustment for change in unrealized investment
     (gains)/losses................................    (695)   (1,029)     912
                                                     ------   -------   ------
  BALANCE AT END OF YEAR...........................  $3,429   $ 4,041   $4,667
                                                     ======   =======   ======




  SALES INDUCEMENTS

     Changes in deferred sales inducements included in other assets in the accompanying Consolidated Balance Sheet for the years ended December 31, 2010, 2009 and 2008 are as follows (in millions):


                                                         2010   2009   2008
                                                         ----   ----   ----
Balance at beginning of year...........................  $313   $331   $272
  Current year additions...............................   103     64     64
  Amortized during year................................   (50)   (21)   (59)
                                                         ----   ----   ----
  Balance at end of year before related adjustments....   366    374    277
  Adjustment for change in unrealized investment
     (gains)/losses....................................   (12)   (61)    54
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $354   $313   $331
                                                         ====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 9 -- INCOME TAXES

     A summary of the components of the net total income tax expense (benefit) for the years ended December 31, 2010, 2009 and 2008, respectively, included in the accompanying Consolidated Statement of Income are as follows (in millions):



                                                        2010   2009    2008
                                                        ----   ----   -----
Current:
  Federal.............................................  $133   $206   $(167)
  State and local.....................................     3      1      --
                                                        ----   ----   -----
                                                         136    207    (167)
Deferred:
  Federal.............................................    72     53     104
                                                        ----   ----   -----
TOTAL INCOME TAX EXPENSE (BENEFIT)....................  $208   $260   $ (63)
                                                        ====   ====   =====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2010 and 2009, the Company recorded a net income tax receivable (payable) from (to) New York Life of $37 million and ($183) million, included in other assets and other liabilities, respectively, in the accompanying Consolidated Balance Sheet.

     The Company's actual income tax expense for the years ended December 31, 2010, 2009 and 2008, respectively, differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons:

                                                         2010   2009    2008
                                                         ----   ----   -----
Statutory federal income tax rate......................  35.0%  35.0%   35.0%
Tax exempt income......................................  (3.5)% (1.1)% 149.4%
Uncertain tax position.................................  (5.6)%  0.2%   (7.5)%
Investment credits.....................................  (1.7)% (0.8)%  14.8%
Other..................................................   0.0%  (0.5)%   4.5%
                                                         ----   ----   -----
EFFECTIVE TAX RATE.....................................  24.2%  32.8%  196.2%
                                                         ====   ====   =====



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2010 and 2009, respectively, are as follows (in millions):

                                                             2010     2009
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  623   $  696
  Employee and agents benefits............................      61       66
  Other...................................................      11       12
                                                            ------   ------
     Gross deferred tax assets............................     695      774
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................     928    1,146
  Investments.............................................     787       97
  Other...................................................       1        1
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,716    1,244
                                                            ------   ------
       NET DEFERRED TAX LIABILITY.........................  $1,021   $  470
                                                            ======   ======



     The Company has no net operating or capital loss carryforwards.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2004 and is currently auditing tax years 2005 through 2007. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2010, 2009 and 2008, respectively, are as follows (in millions):




                                                         TOTAL UNRECOGNIZED
                                                            TAX BENEFITS
                                                         ------------------
                                                         2010   2009   2008
                                                         ----   ----   ----
BEGINNING OF PERIOD BALANCE............................  $117   $117   $107
Reductions for tax positions of prior years............    --     (9)    (1)
Additions for tax positions of current year............     1      9     24
Settlements with tax authorities.......................   (49)    --    (13)
                                                         ----   ----   ----
END OF PERIOD BALANCE..................................  $ 69   $117   $117
                                                         ====   ====   ====




     As of December 31, 2010, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by less than $1 million. The Company's total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2009 and 2008, are $44 million and $42 million, respectively. Total interest expense associated with the liability for unrecognized tax benefits for the years ended December 31, 2010, 2009 and 2008, aggregated $3 million, $6 million and $7 million, respectively, and are included in income tax expense (benefit) in the accompanying Consolidated Statement of Income. At December 31, 2010, 2009 and 2008, the Company had $14 million, $31 million and $30 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits, which are reported in the accompanying Consolidated Balance Sheet (included in other liabilities). The $17 million decrease from December 31, 2009 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $3 million of interest expense and a $20 million decrease resulting from IRS settlements. The $1 million increase from December 31,

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2008 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $6 million of interest expense and a $5 million decrease resulting from IRS settlements. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 78% and 76% of the reinsurance ceded to non-affiliates at December 31, 2010 and 2009, respectively.

     In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of Universal Life, Variable Universal Life ("VUL"), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance ("MODCO") for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $48 million and $5 million at December 31, 2010 and 2009, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $43 million, ($4) million and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2010, 2009 and 2008, $1 million, $32 million and $75 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



affiliated reinsurance agreement for the years ended December 31, 2010, 2009 and 2008 was as follows (in millions):

                                                       2010     2009     2008
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  293   $  283   $  305
Net revenue from reinsurance........................  $  216   $  143   $  211
Policyholders' benefits ceded.......................  $  116   $  132   $   95
Amounts recoverable from reinsurer..................  $6,193   $5,909   $5,692
Amounts payable to reinsurer........................  $6,146   $5,905   $5,653
Other liabilities (deferred gain, net of
  amortization).....................................  $   18   $   19   $   51


     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                         2010   2009   2008
                                                         ----   ----   ----
Amounts recoverable from reinsurer.....................  $902   $775   $702
Premiums ceded.........................................  $ 68   $ 68   $ 74
Benefits ceded.........................................  $ 42   $ 32   $367

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The effects of all reinsurance for the years ended December 31, 2010, 2009 and 2008 were as follows (in millions):



                                                       2010     2009     2008
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,961   $1,865   $1,447
  Assumed...........................................       2        2        2
  Ceded.............................................     (71)     (70)     (75)
                                                      ------   ------   ------
Net premiums........................................  $1,892   $1,797   $1,374
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  572   $  542   $  539
Net revenue from reinsurance........................  $  218   $  145   $  206
Policyholders' benefits ceded.......................  $  410   $  384   $  704
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   15   $   16
Amounts recoverable from reinsurer:
  Affiliated........................................  $7,095   $6,684   $6,394
  Unaffiliated......................................  $  255   $  243   $  210
Amounts payable to reinsurer:
  Affiliated........................................  $6,148   $5,906   $5,653
  Unaffiliated......................................  $   37   $   35   $   33
Other liabilities (deferred gain, net of
  amortization).....................................  $   18   $   19   $   51


NOTE 11 -- DEBT

     Debt consisted of the following at December 31, 2010 and 2009 (in millions):

                                                               2010   2009
                                                               ----   ----
RECOURSE DEBT
  Payable to Capital Corporation.............................   $10    $51
  Other......................................................     5      5
                                                                ---    ---
     Total recourse debt.....................................    15     56
                                                                ---    ---
NON-RECOURSE DEBT
  Other......................................................     5     14
                                                                ---    ---
     Total non-recourse debt.................................     5     14
                                                                ---    ---
TOTAL DEBT...................................................   $20    $70
                                                                ===    ===



  RECOURSE DEBT

     At December 31, 2010 and 2009, the Company had an outstanding debt balance of $10 million and $51 million, respectively, with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life. Refer to Note 14 -- Related Party Transactions.

     Other consists of a promissory note the Company issued on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



whole or in part and there are no collateral requirements. The carrying amount of the note at December 31, 2010 and 2009 was $5 million.

  NON-RECOURSE DEBT

     At December 31, 2010 and 2009, the Company was required to consolidate one structured investment in which the Company is considered the primary beneficiary with an outstanding debt balance of $5 million and $14 million, respectively. Refer to Note 4 -- Investments.

NOTE 12 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, market and credit risk. These derivative financial instruments include foreign exchange forward contracts; interest rate and equity options; interest rate, inflation, and credit default and currency swaps. The Company also uses written covered call options in order to generate income. The Company does not engage in derivative financial instrument transactions for speculative purposes. See Note 2 -- Significant Accounting Policies for a detailed discussion of the types of derivatives the Company enters into, the Company's objectives and strategies for using derivative instruments and how they are accounted for.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company's policy is to not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreements with the associated collateral.

     To further minimize risk, credit support annexes ("CSA") typically are negotiated as part of swap documentation entered into by the Company with counterparties. The CSA defines the terms under which collateral is transferred in order to mitigate credit risk arising from "in the money" derivative positions. The CSA requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation, taking into account netting arrangements, in excess of a specified threshold. Collateral received is typically invested in short-term investments. Those agreements also include credit contingent provisions whereby the threshold typically declines on a sliding scale with a decline in the counterparties' rating. In addition, certain of the Company's contracts contain provisions that require the Company to maintain a specific investment grade credit rating and if the Company's credit rating were to fall below that specified rating, the counterparty to the derivative instrument could request immediate payout or full collateralization. The Company does not have any derivative instruments with credit-risk-related contingent features that are in a net liability position with the counterparty as of December 31, 2010.

     The Company is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under its contractual terms. For contracts with counterparties where no netting provisions are specified in the master agreements, in the event of default, credit exposure is defined as the fair value of contracts in a gain position at the reporting date, net of any collateral held under a CSA with that counterparty. Credit exposure to counterparties where a netting arrangement is in place, in the event of default, is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty, net of any collateral held under a CSA with that counterparty. As of December 31, 2010 and 2009, the Company held collateral for derivatives of $167 million and $153 million, respectively. Credit risk exposure in a net gain position, net of offsets and collateral, was $28 million and $58 million at December 31, 2010 and 2009, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates or other financial indices.

     In September 2008, one of the Company's derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for Chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. A gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in AOCI. The gains will be reclassified into net investment losses in the accompanying Consolidated Statement of Income when the hedged forecasted transactions occur. At December 31, 2008 a gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregate realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     The following table presents the notional amount, number of contracts and gross fair value of derivative instruments that are qualifying and designated as hedging instruments, by type of hedge designation, and those that are not designated as hedging instruments (excluding embedded derivatives) at December 31, 2010 and 2009 (in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



millions, except for number of contracts). See Note 15 -- Fair Value Measurements for a discussion of valuation methods for derivative instruments.




                                              DECEMBER 31, 2010                          DECEMBER 31, 2009
                                  ----------------------------------------   ----------------------------------------
                                         VOLUME            FAIR VALUE(1)            VOLUME            FAIR VALUE(1)
                        PRIMARY   --------------------   -----------------   --------------------   -----------------
                         RISK                NUMBER OF                                  NUMBER OF
                       EXPOSURE   NOTIONAL   CONTRACTS   ASSET   LIABILITY   NOTIONAL   CONTRACTS   ASSET   LIABILITY
                       --------   --------   ---------   -----   ---------   --------   ---------   -----   ---------
DERIVATIVES
  DESIGNATED AS
  HEDGING:
CASH FLOW HEDGES:
  Interest rate
     swaps...........  Interest    $    37        2       $  8      $--       $    37        2       $  6      $--
  Currency swaps.....  Currency        203       13           *      19           218       14          1       16
                                   -------      ---       ----      ---       -------      ---       ----      ---
  TOTAL DERIVATIVES
     DESIGNATED AS
     HEDGING
     INSTRUMENTS.....                  240       15          8       19           255       16          7       16
                                   -------      ---       ----      ---       -------      ---       ----      ---
DERIVATIVES NOT
  DESIGNATED AS
  HEDGING:
  Interest rate
     swaps...........  Interest        249       37         13        9           292       42         18        7
  Interest rate
     options.........  Interest     17,760       56         58       --        19,475       47        100       --
  Swaptions..........  Interest      6,781       31         62       --            --       --         --       --
  Corridor options...  Interest     18,650      166         27       --        20,725      184         74       --
  Currency swaps.....  Currency         72        3          1        3            --       --         --       --
  Currency forwards..  Currency         34       12          1         *             *       2         --         *
  Equity options.....  Market          275       25         40       --           844       35         31       --
  Credit default
     swaps:
     Buy protection..  Credit           12        3         --         *           12        3         --        1
     Sell
       protection....  Credit            1        1         --         *            1        1         --         *
  Average call rate
     spread..........  Interest         17        2         --        1            --       --         --       --
                                   -------      ---       ----      ---       -------      ---       ----      ---
  TOTAL DERIVATIVES
     NOT DESIGNATED
     AS HEDGING
     INSTRUMENTS.....               43,851      336        202       13        41,349      314        223        8
                                   -------      ---       ----      ---       -------      ---       ----      ---
  ACCRUED INVESTMENT
     INCOME..........                   --       --         --       --            --       --           *      --
                                   -------      ---       ----      ---       -------      ---       ----      ---
TOTAL DERIVATIVES....              $44,091      351       $210      $32       $41,604      330       $230      $24
                                   =======      ===       ====      ===       =======      ===       ====      ===






--------


*    Amounts are less than $1 million.





(1) The estimated fair value of all derivatives in an asset position is reported within other investments, with the exception of accrued investment income, which is reported with investment income due and accrued in the accompanying Consolidated Balance Sheet, and the estimated fair value of all derivatives in a liability position, including investment income payable on derivatives, is reported within other liabilities in the accompanying Consolidated Balance Sheet. For 2010, accrued investment income on derivatives and investment income payable on derivatives was excluded from the above table.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CASH FLOW HEDGES

     The following table presents the effects of derivatives in cash flow hedging relationships in the accompanying Consolidated Statement of Income and the Consolidated Statement of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008 (in millions):




                                           AMOUNT OF                   AMOUNT OF                   AMOUNT OF
                                          GAIN (LOSS)                 GAIN (LOSS)                 GAIN (LOSS)
                                         RECOGNIZED IN             RECLASSIFIED FROM           RECLASSIFIED FROM
                                       OCI ON DERIVATIVE          AOCI INTO NET INCOME        AOCI INTO NET INCOME
                                    (EFFECTIVE PORTION)(1)        (EFFECTIVE PORTION)        (INEFFECTIVE PORTION)
                                    ----------------------     -------------------------     ---------------------
                                                                   NET            NET
                                                               INVESTMENT     INVESTMENT
                                                                 LOSSES         INCOME
                                                               ----------


                                                                              ----------
FOR THE YEAR ENDED 12/31/2010:
Interest rate contracts........              $ 10                  $ 8           $  1                 $--
Currency contracts.............               (12)                  (7)            (2)                 --
                                             ----                  ---           ----                 ---
Total..........................              $ (2)                 $ 1           $ (1)                $--
                                             ====                  ===           ====                 ===
FOR THE YEAR ENDED 12/31/2009:
Interest rate contracts........              $(20)                 $ 4           $ (1)                $--
Currency contracts.............               (32)                  --            (12)                 --
                                             ----                  ---           ----                 ---
Total..........................              $(52)                 $ 4           $(13)                $--
                                             ====                  ===           ====                 ===
FOR THE YEAR ENDED 12/31/2008:
Interest rate contracts........              $ 21                  $--           $ --                 $--
Currency contracts.............                24                   --             10                  --
                                             ----                  ---           ----                 ---
Total..........................              $ 45                  $--           $ 10                 $--
                                             ====                  ===           ====                 ===




--------


(1) The amount of gain (loss) recognized in OCI is reported as a change in net unrealized investment gains (losses), a component of AOCI, in the accompanying Consolidated Statement of Stockholder's Equity.


     In 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging. In December 31, 2009, the Company discontinued cash flow hedge accounting on an interest rate swap that was hedging the forecasted interest payments on an underlying interest only strip for which a $4 million impairment loss was taken on the underlying bond. The Company believes that it is no longer probable that all of the remaining forecasted cash flows will still occur due to credit concerns. Hedge accounting was discontinued and an offsetting gain of $4 million has been reclassified from AOCI into net investment losses in the accompanying Consolidated Statement of Income at December 31, 2009. There are no deferred gains or losses remaining in OCI after the reclassification. The swap will be carried at fair value with changes recognized in net investment losses. In 2008, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

     There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     Presented below is a roll forward of the components of AOCI, before taxes, related to cash flow hedges (in millions):




                                                          2010   2009   2008
                                                          ----   ----   ----
Balance, beginning of year..............................  $(10)  $ 33   $ (2)
(Losses) gains deferred in OCI on the effective portion
  of cash flow hedges...................................    (2)   (52)    45
Losses (gains) reclassified to net income...............    --      9    (10)
                                                          ----   ----   ----
Balance, end of year....................................  $(12)  $(10)  $ 33
                                                          ====   ====   ====



     For cash flow hedges, the estimated amount of existing losses that are reported in AOCI at December 31, 2010 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

  DERIVATIVES NOT QUALIFYING OR DESIGNATED AS HEDGING INSTRUMENTS

     The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment. The following table provides the income statement classification and amount of gains and losses on derivative instruments not designated as hedging instruments for the years ended December 31, 2010, 2009 and 2008 (in millions):




                                                            AMOUNT OF GAIN
                                                          (LOSS) RECOGNIZED
                                                              IN INCOME
                                                          ON DERIVATIVES(1)
                                                         -------------------
                                                          2010   2009   2008
                                                         -----   ----   ----
Interest rate swaps....................................  $  (6)  $ 13    $--
Swaptions..............................................     11     --     --
Interest rate caps.....................................    (55)     1     --
Currency swaps.........................................     (2)    --     --
Corridor options.......................................    (47)    56    (30)
Currency forwards......................................      2     (1)    --
Equity options.........................................     (6)   (53)    44
Futures................................................    (32)   (16)    --
Bond forwards..........................................     25     --     --
Credit default swaps
  CDS -- buy protection................................       *    (1)    (1)
  CDS -- sell protection...............................       *      *    (1)
                                                         -----   ----    ---
Total..................................................  $(110)  $ (1)   $12
                                                         =====   ====    ===






--------


*    Recognized loss is less than $1 million.





(1) The amount of gain (loss) is reported within net investment gains (losses) in the Consolidated Statement of Income.


     The Company enters into credit default swaps ("CDS") both to buy loss protection from, and sell loss protection to a counterparty in the event of default of a reference obligation or a reference pool of assets. The Company also sells CDS protection on a basket of U.S. securities and indexes in order to swap the credit risk from certain foreign denominated fixed maturities. The approximate term of these contracts ranges from three to ten years. At December 31, 2010, 2009 and 2008, the Company had four open contracts, for CDS at a notional amount of $13 million, with a negative fair value of less than $1 million, $1 million and $2 million, respectively. Realized

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



gains of less than $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded for the year ended December 31, 2010. For the year ended December 31, 2009, realized losses of $1 million, which includes realized gains of less than $1 million related to credit protection sold, were recorded. For the year ended December 31, 2008, realized losses of $2 million, which includes realized losses of $1 million related to credit protection sold, were recorded. These amounts are reflected in net investment gains (losses) in the accompanying Consolidated Statement of Income.

     The maximum amount the Company would be required to pay under swaps in which credit protection was sold, assuming all referenced obligations default at a total loss without recoveries, would be $1 million for December 31, 2010, 2009 and 2008. The market value of swaps for credit protection sold was less than $1 million for December 31, 2010, 2009 and 2008. The Company posted collateral in the amount of $1 million, $2 million and $1 million for December 31, 2010, 2009 and 2008 respectively, on open positions for credit protection sold.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. As of December 31, 2010 and 2009, there were no embedded derivatives that could not be separated from their host contracts.

     The following table presents the fair value amounts of the Company's embedded derivatives at December 31, 2010 and 2009 (in millions):




                                                                                  FAIR VALUE
                                                                                 -----------
                                                  BALANCE SHEET LOCATION         2010   2009
                                           -----------------------------------   ----   ----
EMBEDDED DERIVATIVES IN ASSET HOST
  CONTRACTS:
Other(1).................................  Amounts recoverable from reinsurers   $ 48   $  5
EMBEDDED DERIVATIVES IN LIABILITY HOST
  CONTRACTS:
Guaranteed minimum accumulation
  benefits(1)............................  Policyholders' account balances       $222   $235



--------


(1) For further information on these embedded derivatives refer to Note 15 -- Fair Value Measurements.


     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31, 2010, 2009 and 2008 (in millions):



                                                          2010   2009   2008
                                                          ----   ----   ----
Net revenue from reinsurance............................  $ 43    $(4)  $  6
Interest credited to policyholders' account balances....  $(25)   $90)  $236


NOTE 13 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $39 million and $12 million which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet for the years ended December 31, 2010 and 2009, respectively.

  GUARANTEES

     The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from these guarantees would not have a material adverse effect on the Company's financial position.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2010 and 2009, $452 million and $449 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2010 and 2009, the Company recorded cash collateral received under these agreements $461 million, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2010 and 2009.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2010 and 2009, the Company had agreements to purchase and resell securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $146 million and $172 million at an average coupon rate of 0.19% and 0.01%, respectively. At December 31, 2010 and 2009, the Company had agreements to sell and repurchase securities, which are reflected in the accompanying Consolidated Balance Sheet, totaling $182 million and $535 million at an average coupon rate of 3.94% and 4.23%, respectively.

  LIENS

     Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NOTE 14 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $723 million, $684 million and $668 million for the years ended December 31, 2010, 2009 and 2008, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2009, the Company received a $1 billion capital contribution in the form of cash of $877 million and fixed maturity securities having a fair value of $123 million, by New York Life. In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     During 2009, the Company sold equity securities in the amount of $266 million to New York Life. The Company also purchased, primarily, fixed maturity and equity securities in the amount of $1,123 million from New York Life.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. The aircraft is to be used by members of senior management and directors for business travel under certain circumstances. Personal use of the aircraft by employees and directors is not permitted. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2010, 2009 and 2008, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expired in November 2009, with automatic one-year renewals, unless terminated earlier. The agreement was renewed for five years, until November 2014.

     The Company has entered into investment advisory and administrative services agreements with NYL Investments whereby NYL Investments provides investment advisory services to the Company. At December 31, 2010, 2009 and 2008, the total cost for these services amounted to $69 million, $53 million and $46 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYL Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYL Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYL Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYL Investments for the years ended December 31, 2010, 2009 and 2008 of $16 million, $13 million, and $15 million, respectively.

     At December 31, 2010 and 2009, the Company had a net liability of $241 million and $221 million, respectively, for the above-described services, which are included in other assets and other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days. The terms of the investment advisory agreements require payment ten days from receipt of bill.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 4.42% to 7.81%. At December 31, 2010 and 2009, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $5,454 million and $4,858 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.14%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2010 and 2009, the amount of outstanding reserves on these contracts included in future policy benefits was $173 million and $176 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $85 million, $65 million and $86 million, for the years ended December 31, 2010, 2009 and 2008, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, as amended on July 1, 2009, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2010, 2009 and 2008, the Company incurred an expense of $29 million, $28 million and $14 million, respectively, under this agreement. At December 31, 2010 and 2009, the Company recorded no payables to NYLIFE Securities under this agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2010 and 2009.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, under which the Company can borrow up to $490 million. During 2010, 2009 and 2008, the credit facility was not used, no interest was paid and no outstanding balance was due.

     On December 23, 2004, the Company entered into a credit agreement with Capital Corporation under which the Company can borrow up to $490 million. As of December 31, 2010 and 2009 there was $10 million and $51 million outstanding to Capital Corporation, respectively. Interest expense for 2010 and 2009 was less than $1 million. There was no interest expense for 2008.

     During August 2003, the Company transferred without recourse several private placement debt securities to MCF. MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2010 and 2009, the Company recorded a receivable from MCF, included in investments in affiliates in the accompanying Consolidated Balance Sheet, of $5 million. The Company received interest payments from MCF of less than $1 million for each of the years ended December 31, 2010, 2009 and 2008.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2010 the Company did not purchase any new loans only additional debt with existing loans. In 2009 the Company purchased certain loans from MCF with a total commitment amount of $73 million. At December 31, 2010, the Company held loans with a total commitment amount of $308 million of which $250 million had been funded and $58 million remained unfunded. At December 31, 2009, the Company held loans with a total commitment amount of $420 million of which $329 million had been funded and $91 million remained unfunded. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     On April 30, 2010, the Company entered into a revolving loan agreement with MCF, effective as of January 1, 2010 (the "MCF Loan Agreement"). The MCF Loan Agreement establishes the terms under which the Company may provide funding to MCF for commitments to fund senior debt, subordinated debt and equity investments, each having different terms and conditions, in each case entered into on or after January 1, 2010. The principal amount provided to MCF cannot exceed 2.5% of the Company's statutory admitted assets as of December 31 of the prior year, provided that the total aggregate funding provided to or on behalf of MCF by New York Life and its affiliates will not exceed the lesser of $3.2 billion or 3% of New York Life's statutory admitted assets as of December 31 of the prior year. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2015. At December 31, 2010, the outstanding balance of loans to MCF under the MCF Loan Agreement was $533 million. These loans are reported in investments in affiliates in the accompanying Consolidated Balance Sheet. During 2010, the Company received interest payments from MCF totaling $8 million, which are included in net investment income in the accompanying Consolidated Statement of Income.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $18 million, $17 million and $4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $7 million, $6 million, and $2 million from NYLAZ for the years ended December 31, 2010, 2009 and 2008, respectively.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2010 and 2009, the Company recorded liabilities of approximately $2,823 million and $2,601 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2010 and 2009, policyholders' account balances and separate account liabilities related to these policies aggregated $285 million and $270 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2010 and 2009, the Company recorded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



commission and fee expense to NYLINK agents of $4 million. For the year ended December 31, 2008 the Company recorded commission and fee expense to NYLINK agents of $3 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 15 --  FAIR VALUE MEASUREMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:


LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities and other market observable inputs.
         Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact.
         Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs; they are classified as Level 3.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009 (in millions):



                                                                      2010
                                            -------------------------------------------------------
                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
Fixed maturities -- Available-for-sale:
  U. S. treasury agency and government
     guaranteed...........................       $               $ 2,940        $    6      $ 2,946
  U.S. agencies, state and municipal......            --           1,222            10        1,232
  Foreign governments.....................            --             817            11          828
  U.S. corporate..........................            --          25,710           134       25,844
  Foreign corporate.......................            --           7,190            82        7,272
  Residential mortgage-backed securities..            --          16,282         1,100       17,382
  Commercial mortgage-backed securities...            --           5,150             3        5,153
  Asset-backed securities.................            --           3,147           564        3,711
  Redeemable preferred stock..............            --               6            --            6
                                                 -------         -------        ------      -------
Total fixed maturities -- Available-for-
  sale....................................            --          62,464         1,910       64,374
                                                 -------         -------        ------      -------
Fixed maturities -- Trading
  Foreign governments.....................            --               1            --            1
  Asset-backed securities.................            --              76            19           95
                                                 -------         -------        ------      -------
Total fixed maturities -- Trading.........            --              77            19           96
                                                 -------         -------        ------      -------
Equity securities:
  Common stock............................            15              --             6           21
  Non-redeemable preferred stock..........            --               2             3            5
                                                 -------         -------        ------      -------
Total equity securities...................            15               2             9           26
                                                 -------         -------        ------      -------
Derivative assets (including embedded)....            --             211            --          211
Securities purchased under agreements to
  resell..................................            --             146            --          146
Cash and cash equivalents.................             9             730            --          739
Amounts recoverable from reinsurers.......            --              --            48           48
Separate account assets(1)................        18,336             309           114       18,759
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
VALUE ON A RECURRING BASIS................       $18,360         $63,939        $2,100      $84,399
                                                 =======         =======        ======      =======
Policyholders' account balances(2)........            --              --           222          222
Derivative liabilities....................            --              32             1           33
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
VALUE ON A RECURRING BASIS................       $    --         $    32        $  223      $   255
                                                 =======         =======        ======      =======






--------


(1) Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company's policy (see Note 2 -- Significant Accounting Policies).



(2) Policyholders' account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)





                                                                      2009
                                            -------------------------------------------------------
                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
Fixed maturities -- Available-for-sale:
  U. S. treasury agency and government
     guaranteed...........................       $    --         $ 2,991        $    8      $ 2,999
  U.S. agencies, state and municipal......            --             725            --          725
  Foreign governments.....................            --             757            25          782
  U.S. corporate..........................            --          23,207           142       23,349
  Foreign corporate.......................            --           5,993           328        6,321
  Residential mortgage-backed securities..            --          14,483           775       15,258
  Commercial mortgage-backed securities...            --           4,879            26        4,905
  Asset-backed securities.................            --           2,389           510        2,899
  Redeemable preferred stock..............            --              10            --           10
                                                 -------         -------        ------      -------
Total fixed maturities -- Available-for-
  sale....................................            --          55,434         1,814       57,248
                                                 -------         -------        ------      -------
Fixed maturities -- Trading...............            --              21            22           43
Equity securities:
  Common stock............................            40              --             4           44
  Non-redeemable preferred stock..........            --               3            --            3
                                                 -------         -------        ------      -------
Total equity securities...................            40               3             4           47
                                                 -------         -------        ------      -------
Derivative assets (including
  embedded)(1)............................            --             229             1          230
Securities purchased under agreements to
  resell..................................            --             172            --          172
Investment, at fair value, of consolidated
  investment company......................            --             137            --          137
Cash and cash equivalents.................             9             427            --          436
Amounts recoverable from reinsurers.......            --              --             5            5
Separate account assets(2)................        15,819             221            49       16,089
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $15,868         $56,644        $1,895      $74,407
                                                 =======         =======        ======      =======
Policyholders' account balances(3)........            --              --           235          235
Derivative liabilities....................            --              24            --           24
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    24        $  235      $   259
                                                 =======         =======        ======      =======






--------


(1)  Includes less than $1 million derivative investment income due and accrued.





(2) Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company's policy (see Note 2 -- Significant Accounting Policies).





(3) Policyholders' account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


TRANSFERS BETWEEN LEVELS

     Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company's policy is to assume the transfer occurs at the beginning of the period.

  TRANSFERS BETWEEN LEVELS 1 AND 2

     Periodically the Company has transfers between Level 1 and Level 2 for assets and liabilities.

     During the twelve months ended December 31, 2010, transfers between Levels 1 and 2 were not significant.

  TRANSFERS INTO AND OUT OF LEVEL 3

     The Company's basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     During the year ended December 31, 2010, the Company transferred $270 million of securities into Level 3 consisting of fixed maturity available-for-sale securities and separate accounts assets. The transfers into Level 3 related to fixed maturity available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

     Transfers out of Level 3 of $630 million during the year ended December 31, 2010 was primarily due to significant increase in market activity, or one or more significant input(s) becoming observable for fixed maturity available-for-sale and trading securities.

     Net transfers into (out of) Level 3 for fixed maturity available-for-sale securities totaled ($909) million during the year ended December 31, 2009. For the year ended December 31, 2009, transfers out of Level 3 were primarily the result of observable inputs utilized within valuation methodologies and observable information from third party pricing services or internal models in place of previous broker quotes. Partially offsetting these transfers out of Level 3 were transfers into Level 3 due to the use of unobservable inputs in valuation methodologies as well as the utilization of broker quotes for certain assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The tables below present a reconciliation of all Level 3 assets and liabilities for the years ended December 31, 2010 and 2009 (in millions):


                                                                    2010
                                      ---------------------------------------------------------------
                                      U.S. TREASURY      U.S.
                                        AGENCY AND    AGENCIES,
                                        GOVERNMENT    STATE AND     FOREIGN        U.S.      FOREIGN
                                        GUARANTEED    MUNICIPAL   GOVERNMENTS   CORPORATE   CORPORATE
                                      -------------   ---------   -----------   ---------   ---------
CHANGES IN FAIR VALUE OF LEVEL 3
  ASSETS AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR.......       $ 8           $--          $ 25         $142       $ 328
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment gains
          (losses)..................        --            --            --           (2)        (13)
       Net investment income(1).....        --            --            --           --          --
       Net revenue from
          reinsurance...............        --            --            --           --          --
       Interest credited to
          policyholders' account
          balances..................        --            --            --           --          --
     Other comprehensive income.....         1            --            --            5          (2)
  Purchases, sales, issuances and
     settlements....................        (3)           10            11           15         (75)
  Transfers into Level 3(2).........        --            --            --           25          69
  Transfers (out of) Level 3(2).....        --            --           (25)         (51)       (225)
                                           ---           ---          ----         ----       -----
FAIR VALUE, END OF YEAR.............       $ 6           $10          $ 11         $134       $  82
                                           ===           ===          ====         ====       =====






                                      RESIDENTIAL   COMMERCIAL                   TOTA FIXED      ASSET-
                                       MORTGAGE-     MORTGAGE-                  MATURITIES-      BACKED
                                         BACKED       BACKED     ASSET-BACKED    AVAILABLE-   SECURITIES-
                                       SECURITIES   SECURITIES    SECURITIES      FOR-SALE      TRADING
                                      -----------   ----------   ------------   -----------   -----------
CHANGES IN FAIR VALUE OF LEVEL 3
  ASSETS AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR.......    $   775        $ 26          $ 510         $1,814         $22
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
     Net investment gains (losses)..         --          --             (6)           (21)         --
     Net investment income(1).......         20          --              2             22          --
     Net revenue from reinsurance...         --          --             --             --          --
     Interest credited to
       policyholders' account
       balances.....................         --          --             --             --          --
     Other comprehensive income.....         23           4             30             61          --
  Purchases, sales, issuances and
     settlements....................        331         (23)           160            426          (1)
  Transfers into Level 3(2).........        139           1              2            236          --
  Transfers (out of) Level 3(2).....       (188)         (5)          (134)          (628)         (2)
                                        -------        ----          -----         ------         ---
FAIR VALUE, END OF YEAR.............    $ 1,100        $  3          $ 564         $1,910         $19
                                        =======        ====          =====         ======         ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                    2010
                                        -----------------------------------------------------------
                                                    NON-                   DERIVATIVE     AMOUNTS
                                                 REDEEMABLE      TOTAL       ASSETS     RECOVERABLE
                                        COMMON    PREFERRED     EQUITY     (INCLUDING       FROM
                                         STOCK      STOCK     SECURITIES    EMBEDDED)    REINSURERS
                                        ------   ----------   ----------   ----------   -----------
CHANGES IN FAIR VALUE OF LEVEL 3
  ASSETS AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR.........    $ 4        $--          $ 4          $ 1          $  5
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment gains (losses)..      2         --            2           --            --
       Net investment income(1).......     --         --           --           --            --
       Net revenue from reinsurance...     --         --           --           --            43
       Interest credited to
          policyholders' account
          balances....................     --         --                        --            --
     Other comprehensive income.......     (1)         3            2           (1)           --
  Purchases, sales, issuances and
     settlements......................      1         --            1           --            --
  Transfers into Level 3(2)...........     --         --           --           --            --
  Transfers (out of) Level 3(2).......     --         --           --           --            --
                                          ---        ---          ---          ---          ----
FAIR VALUE, END OF YEAR...............    $ 6        $ 3          $ 9          $--          $ 48
                                          ===        ===          ===          ===          ====






                                         SEPARATE            POLICYHOLDERS'
                                          ACCOUNT    TOTAL       ACCOUNT       DERIVATIVE      TOTAL
                                          ASSETS    ASSETS      BALANCES      LIABILITIES   LIABILITIES
                                         --------   ------   --------------   -----------   -----------
CHANGES IN FAIR VALUE OF LEVEL 3 ASSETS
  AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR..........    $ 49     $1,895        $ 235           $--           $235
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment gains (losses)...      --        (19)          --             1              1
       Net investment income(1)........      --         22           --            --             --
       Net revenue from reinsurance....      --         43           --            --             --
       Interest credited to
          policyholders' account
          balances.....................      --         --          (25)           --             --
     Other comprehensive income........       4         66           --            --             --
  Purchases, sales, issuances and
     settlements.......................      27        453           12            --             12
  Transfers into Level 3(2)............      34        270           --            --             --
  Transfers (out of) Level 3(2)........      --       (630)          --            --             --
                                           ----     ------        -----           ---           ----
FAIR VALUE, END OF YEAR................    $114     $2,100        $ 222           $ 1           $223
                                           ====     ======        =====           ===           ====






--------


(1) Net investment income (loss) includes amortization of discount and premium on fixed maturity securities.





(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                    2009
                                      ---------------------------------------------------------------
                                      U.S. TREASURY      U.S.
                                        AGENCY AND    AGENCIES,
                                        GOVERNMENT    STATE AND     FOREIGN        U.S.      FOREIGN
                                        GUARANTEED    MUNICIPAL   GOVERNMENTS   CORPORATE   CORPORATE
                                      -------------   ---------   -----------   ---------   ---------
CHANGES IN FAIR VALUE OF LEVEL 3
  ASSETS AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR.......       $ 5           $ 3          $ 9         $ 300       $ 328
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment (losses)
          gains.....................        --            --           --           (11)        (12)
       Net investment income(1).....        --            --           --            --          --
       Net revenue from
          reinsurance...............        --            --           --            --          --
       Interest credited to
          policyholders' account
          balances..................        --            --           --            --          --
     Other comprehensive income.....        (1)           --           --            40          47
  Purchases, sales, issuances and
     settlements....................         9            --           25           (39)        118
  Transfers into (out of) Level
     3(2)...........................        (5)           (3)          (9)         (148)       (153)
                                           ---           ---          ---         -----       -----
FAIR VALUE, END OF YEAR.............       $ 8           $--          $25         $ 142       $ 328
                                           ===           ===          ===         =====       =====






                                         RESIDENTIAL   COMMERCIAL                   FIXED
                                          MORTGAGE-     MORTGAGE-     ASSET-      MATURITY
                                            BACKED       BACKED       BACKED       TRADING    COMMON
                                          SECURITIES   SECURITIES   SECURITIES   SECURITIES    STOCK
                                         -----------   ----------   ----------   ----------   ------
CHANGES IN FAIR VALUE OF LEVEL 3 ASSETS
  AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR..........     $ 609          $13         $ 503         $36        $ 1
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment (losses) gains...         1            1             2          (3)        --
       Net investment income(1)........        --           --             1           3         --
       Net revenue from reinsurance....        --           --            --          --         --
       Interest credited to
          policyholders' account
          balances.....................        --           --            --          --         --
     Other comprehensive income........         1           --            (6)         --          2
  Purchases, sales, issuances and
     settlements.......................       578            3           188          (7)         2
  Transfers into (out of) Level 3(2)...      (414)           9          (178)         (7)        (1)
                                            -----          ---         -----         ---        ---
FAIR VALUE, END OF YEAR................     $ 775          $26         $ 510         $22        $ 4
                                            =====          ===         =====         ===        ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                     2009
                                                 --------------------------------------------
                                                                AMOUNTS
                                                              RECOVERABLE   SEPARATE
                                                 DERIVATIVE       FROM       ACCOUNT    TOTAL
                                                   ASSETS      REINSURERS    ASSETS    ASSETS
                                                 ----------   -----------   --------   ------
CHANGES IN FAIR VALUE OF LEVEL 3 ASSETS AND
  LIABILITIES
FAIR VALUE, BEGINNING OF YEAR..................      $ 4          $ 9         $ 151    $1,971
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment (losses) gains...........       --           --            (2)      (24)
       Net investment income(1)................       --           --            --         4
       Net revenue from reinsurance............       --           (4)           --        (4)
       Interest credited to policyholders'
          account balances.....................       --           --            --        --
     Other comprehensive income................       (3)          --            --        80
  Purchases, sales, issuances and settlements..       --           --          (100)      777
  Transfers into (out of) Level 3(2)...........       --           --            --      (909)
                                                     ---          ---         -----    ------
FAIR VALUE, END OF YEAR........................      $ 1          $ 5         $  49    $1,895
                                                     ===          ===         =====    ======






                                                              POLICYHOLDERS'
                                                                  ACCOUNT         TOTAL
                                                                 BALANCES      LIABILITIES
                                                              --------------   -----------
CHANGES IN FAIR VALUE OF LEVEL 3 ASSETS AND LIABILITIES
FAIR VALUE, BEGINNING OF YEAR...............................       $316            $316
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment (losses) gains........................         --              --
       Net investment income(1).............................         --              --
       Net revenue from reinsurance.........................         --              --
       Interest credited to policyholders' account
          balances..........................................        (90)            (90)
     Other comprehensive income.............................         --              --
  Purchases, sales, issuances and settlements...............          9               9
  Transfers into (out of) Level 3(2)........................         --              --
                                                                   ----            ----
FAIR VALUE, END OF YEAR.....................................       $235            $235
                                                                   ====            ====






--------


(1) Net investment income (loss) includes amortization of discount and premium on fixed maturities.





(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The tables below include the unrealized gains or losses for the years ended December 31, 2010 and 2009 by category for Level 3 assets and liabilities still held at December 31, 2010 and 2009 (in millions):


                                                                     2010
                                      -----------------------------------------------------------------
                                      U.S. TREASURY,                           RESIDENTIAL   COMMERCIAL
                                        AGENCY AND                              MORTGAGE-     MORTGAGE-
                                        GOVERNMENT        U.S.      FOREIGN       BACKED       BACKED
                                        GUARANTEED     CORPORATE   CORPORATE    SECURITIES   SECURITIES
                                      --------------   ---------   ---------   -----------   ----------
UNREALIZED GAINS (LOSSES) RELATING
  TO LEVEL 3 ASSETS STILL HELD
EARNINGS :
  Total gains (losses)
     (realized/unrealized)
  Included in earnings:
       Net investment gains
          (losses)..................        $--           $--         $(20)        $ 1           $--
       Net investment income........         --            --           --          18            --
       Net revenue from
          reinsurance...............         --            --           --          --            --
       Interest credited to
          policyholders' account
          balances..................         --            --           --          --            --
     Other comprehensive
       gains/(losses)...............          1             4            5          22            (1)
                                            ---           ---         ----         ---           ---
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES)..........................        $ 1           $ 4         $(15)        $41           $(1)
                                            ===           ===         ====         ===           ===






                                                                         NON-        AMOUNTS
                                                  ASSET-              REDEEMABLE   RECOVERABLE
                                                  BACKED     COMMON    PREFERRED       FROM
                                                SECURITIES    STOCK      STOCK      REINSURERS
                                                ----------   ------   ----------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD
EARNINGS :
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment gains (losses)..........      $(6)       $ 2        $--          $--
       Net investment income..................        1         --         --           --
       Net revenue from reinsurance...........       --         --         --           43
       Interest credited to policyholders'
       account balances.......................       --         --         --           --
     Other comprehensive gains/(losses).......       24         --          3           --
                                                    ---        ---        ---          ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).....      $19        $ 2        $ 3          $43
                                                    ===        ===        ===          ===


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                         2010
                                                  -------------------------------------------------
                                                   SEPARATE            POLICYHOLDERS'
                                                   ACCOUNT     TOTAL       ACCOUNT         TOTAL
                                                  ASSETS(1)   ASSETS      BALANCES      LIABILITIES
                                                  ---------   ------   --------------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD
EARNINGS :
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment gains (losses)............     $--       $(23)        $ --            $ --
       Net investment income....................      --         19           --              --
       Net revenue from reinsurance.............      --         43           --              --
       Interest credited to policyholders'
          account balances......................      --         --          (16)            (16)
     Other comprehensive gains/(losses).........       4         62           --              --
                                                     ---       ----         ----            ----
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).......     $ 4       $101         $(16)           $(16)
                                                     ===       ====         ====            ====






--------


(1) The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company's policy (see Note 2 -- Significant Accounting Policies).



                                                                      2009
                                       -----------------------------------------------------------------
                                       U.S. TREASURY,                           RESIDENTIAL
                                         AGENCY AND                              MORTGAGE-      ASSET-
                                         GOVERNMENT        U.S.      FOREIGN       BACKED       BACKED
                                         GUARANTEED     CORPORATE   CORPORATE    SECURITIES   SECURITIES
                                       --------------   ---------   ---------   -----------   ----------
UNREALIZED GAINS (LOSSES) RELATING TO
  LEVEL 3 ASSETS STILL HELD
EARNINGS :
  Total gains (losses)
     (realized/unrealized)
  Included in earnings:
       Net investment gains
          (losses)...................        $--           $--         $--          $--          $ --
       Net investment income.........         --            --          --           --             1
       Net revenue from reinsurance..         --            --          --           --            --
       Interest credited to
          policyholders' account
          balances...................         --            --          --           --            --
     Other comprehensive
       gains/(losses)................         (1)           19          47            1           (18)
                                             ---           ---         ---          ---          ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES)...........................        $(1)          $19         $47          $ 1          $(17)
                                             ===           ===         ===          ===          ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                     2009
                                                ----------------------------------------------
                                                                         FIXED       AMOUNTS
                                                                       MATURITY    RECOVERABLE
                                                COMMON   DERIVATIVE     TRADING        FROM
                                                 STOCK     ASSETS     SECURITIES    REINSURERS
                                                ------   ----------   ----------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD
EARNINGS :
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment gains (losses)..........    $--        $--          $(4)         $--
       Net investment income..................     --         --            6           --
       Net revenue from reinsurance...........     --         --           --           (4)
       Interest credited to policyholders'
       account balances.......................     --         --           --           --
     Other comprehensive gains/(losses).......      2         (3)          --           --
                                                  ---        ---          ---          ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).....    $ 2        $(3)         $ 2          $(4)
                                                  ===        ===          ===          ===






                                                  SEPARATE            POLICYHOLDERS'
                                                   ACCOUNT    TOTAL       ACCOUNT         TOTAL
                                                   ASSETS    ASSETS      BALANCES      LIABILITIES
                                                  --------   ------   --------------   -----------
UNREALIZED GAINS (LOSSES) RELATING TO LEVEL 3
  ASSETS STILL HELD
EARNINGS :
  Total gains (losses) (realized/unrealized)
  Included in earnings:
       Net investment gains (losses)............     $41       $37         $ --            $ --
       Net investment income....................      --         7           --              --
       Net revenue from reinsurance.............      --        (4)          --              --
       Interest credited to policyholders'
          account balances......................      --        --          (79)            (79)
     Other comprehensive gains/(losses).........      --        47           --              --
                                                     ---       ---         ----            ----
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES).......     $41       $87         $(79)           $(79)
                                                     ===       ===         ====            ====






--------


(1) The net investment gains (losses) included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Balance Sheet in accordance with the Company's policy (see Note 2 -- Significant Accounting Policies).


  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third-party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly securities are priced using an internal pricing model. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For Level 1 investments, valuations are generally based on observable inputs that reflect quoted prices for identical assets in active markets.

     The fair value for Level 2 and Level 3 valuations are generally based on a combination of the market and income approach. The market approach generally utilizes market transaction data for the same or similar instruments, while the income approach involves determining fair values from discounted cash flow methodologies.

     The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

LEVEL 1 MEASUREMENTS

  EQUITY SECURITIES

     These securities are comprised of certain exchange traded U.S. and foreign common stock. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  SEPARATE ACCOUNT ASSETS

     These assets are comprised of actively traded open-ended mutual funds with a daily NAV and equity securities. The NAV can be observed by redemption and subscription transactions between third-parties, or may be obtained from fund managers. Equity securities are generally traded on an exchange.

LEVEL 2 MEASUREMENTS

  FIXED MATURITY AVAILABLE-FOR-SALE AND TRADING SECURITIES

     The fair value of fixed maturity securities is obtained from third-party pricing services and internal pricing models. Vendors generally use a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable prices.

     If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. Where the vendor updates the price to be consistent with the market observations, the security remains a Level 2.


     Private placement securities are primarily priced by internally developed discounted cash flow models. These models use observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for the private placement based upon internal analysis. The liquidity premium is based upon observable transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg.


     While the Company generally considers the public bond spreads, which are based on vendor prices, to be observable inputs, an evaluation is made of the similarities of private placements with the public bonds to determine whether the spreads utilized would be considered observable inputs for the private placement being valued. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes, new issuance activity and other market activities.

     For certain private placements, which are below investment grade and not part of the Bloomberg data, the adjustments for maturity rating and liquidity are calculated by the analyst. If the impact of the liquidity adjustment is not significant to the overall value of the security, it is classified as Level 2.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For certain short-term investments, amortized cost is used as the best estimate of fair value.

  EQUITY SECURITIES

     These securities are valued using the market approach in which market quotes are available but are not considered actively traded. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

  SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

     Due to the short-term nature (generally one month) of this investment, the asset's carrying value approximates fair value.

  DERIVATIVE ASSETS AND LIABILITIES

     The fair value of these derivative instruments is generally derived through valuation models, which utilize observable market data. The market factors which have the most significant impact on the fair value of these instruments are U.S. swap rates and the exchange value of the U.S. dollar.

     Over-the-counter ("OTC") derivatives are privately negotiated financial contracts. OTC derivatives are valued using models based on actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, market prices, yield curves, credit curves, and for options such as caps, floors and swaptions, measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC derivative assets and liabilities. OTC derivative contracts are executed under master netting arrangements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company's derivative agreements are with highly rated major international financial institutions.

  CASH EQUIVALENTS

     These include treasury bills, commercial paper and other highly liquid instruments. These instruments are generally not traded in active markets, however their fair value is based on observable inputs. The prices are either from a pricing vendor or amortized cost is used as the best estimate of fair value.

  SEPARATE ACCOUNT ASSETS

     These are investments primarily related to investments in privately placed corporate bonds, mortgage-backed securities, commercial mortgages and equities, as well as publicly traded investment grade corporate bonds, high-yield bonds and treasury bonds. These separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


LEVEL 3 MEASUREMENTS

  FIXED MATURITY AVAILABLE-FOR-SALE AND TRADING SECURITIES

     The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2, however, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs.

     If the price received from third-party pricing services does not appear to reflect market activity, the Company may challenge the price. For securities which go through this formal price challenge process, if the vendor does not update the price, a non-binding broker quote, another vendor price or current methodology is used to support the fair value instead. The Company also uses non-binding broker quotes to fair value certain bonds, when the Company is unable to obtain prices from third-party vendors.

     Private placement securities where adjustments for liquidity are considered significant to the overall price are classified as Level 3.

  EQUITY SECURITIES

     These securities include equity investments with privately held entities, including a government organization, where the prices are derived from internal valuations or the Company's private placement models since the securities are not actively traded in an active market.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are primarily related to limited partnership investments that are restricted with respect to transfer or withdrawals. The limited partnerships are valued based on the latest NAV received if applicable, or an estimate of fair value provided by the investment manager.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included are the embedded derivatives for GMAB contracts.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. The spread reflects the market's perception of the Company's non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 in the fair value hierarchy.

NON-RECURRING FAIR VALUE MEASUREMENTS

     Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table represents certain assets measured at estimated fair value during the period and still held as of December 31, 2010 (in millions):




                                                      FAIR VALUE MEASUREMENT AS OF
                                                           DECEMBER 31, 2010
                                                  -----------------------------------
                                                  LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
                                                  -------   -------   -------   -----
Mortgage loans..................................    $--       $--       $(39)    $(39)







                                                      FAIR VALUE MEASUREMENT AS OF
                                                           DECEMBER 31, 2009
                                                  -----------------------------------
                                                  LEVEL 1   LEVEL 2   LEVEL 3   TOTAL
                                                  -------   -------   -------   -----
Mortgage loans..................................    $--       $--       $(40)    $(40)



     The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent on the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

     The carrying value and estimated fair value of instruments not otherwise disclosed in Notes 4, 11 and 13 of Notes to the Consolidated Financial Statements at December 31, 2010 and 2009 are presented below (in millions):




                                                        2010                        2009
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,805       $ 6,143       $ 5,779       $ 5,688
Collateralized third-party loans...........   $   273       $   290       $   351       $   384
LIABILITIES
Policyholders' account
  balances -- Investment contracts.........   $34,703       $35,005       $32,042       $32,469
Debt.......................................   $    20       $    20       $    70       $    70
Collateral received on securities lending
  and repurchase agreements................   $   461       $   461       $   461       $   461
                                              -------       -------       -------       -------




  MORTGAGE LOANS

     Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

  COLLATERALIZED THIRD-PARTY LOANS

     The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  POLICYHOLDERS' ACCOUNT BALANCES -- INVESTMENT CONTRACTS

     This includes supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. The cash flows were discounted using the yield on the Company's medium term notes. For funding agreements backing medium term notes, fair values were based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  DEBT

     The carrying amount of the Company's non-recourse debt and other debt approximates fair value.

  COLLATERAL RECEIVED ON SECURITIES LENDING AND REPURCHASE AGREEMENTS

     The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.


NOTE 16 --  SUPPLEMENTAL CASH FLOW INFORMATION


     Income taxes (paid) received were ($356) million, $63 million and ($14) million during 2010, 2009 and 2008, respectively.

     Total interest paid was $14 million, $13 million and $15 million during 2010, 2009 and 2008, respectively.

  NON-CASH TRANSACTIONS


     There was a non-cash capital contribution transaction of $123 million in fixed maturities for the year ended December 31, 2009. There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets.


     Other non-cash investing transactions were $134 million for the year ended December 31, 2010, primarily related to transfers between other invested assets, fixed maturity securities and mortgage loans. Other non-cash investing transactions were $6 million for the year ended December 31, 2009 which was related to transfers between mortgage loans and real estate. There were no other non-cash investing transactions for the year ended December 31, 2008.


NOTE 17 --  STATUTORY FINANCIAL INFORMATION


     The NAIC Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     A reconciliation of the Company's statutory surplus at December 31, 2010 and 2009 between NAIC SAP and practices prescribed or permitted by the Department is shown below (in millions):




                                                             2010     2009
                                                            ------   ------
Statutory Surplus, Delaware Basis.........................  $5,424   $4,998
State prescribed or permitted practices:
Presenting Universal Life and Variable Universal Life
  Separate Accounts at book value.........................     124       21
                                                            ------   ------
Statutory Surplus, NAIC SAP...............................  $5,548   $5,019
                                                            ======   ======




     Statutory net income (loss) for the years ended December 31, 2010, 2009 and 2008 was $562 million, $225 million and ($387) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2010 or 2009. As of December 31, 2010, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,618 million. The maximum amount of dividends that may be paid in 2011 without prior approval is $540 million.


NOTE 18 --  SUBSEQUENT EVENTS


     As of March 16, 2011, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company's books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 14 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investments in 2009.




/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

New York, New York

March 16, 2011